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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06175

                               Eclipse Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     51 Madison Avenue, New York, NY 10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip Code)

          Robert Anselmi, Esq., 51 Madison Avenue, New York, NY 10010
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   212-576-7000

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


ITEM 1. SCHEDULE OF INVESTMENTS.

[The schedule of investments for the period ended July 31, 2004 is filed herewith.]

[PRINTER: INSERT PORTFOLIO FILES HERE AND DELETE THIS INSTRUCTION]

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                 SHARES / PRINCIPAL
                                                       AMOUNT         MARKET VALUE      % NET ASSETS
MAINSTAY ALL CAP GROWTH FUND
COMMON STOCK
AEROSPACE & DEFENSE
L-3 Communications Holdings, Inc.                      23,400          $1,430,910            0.49%
United Technologies Corp.                              48,600          $4,544,100            1.56%
                                                                       ----------            ----
TOTAL AEROSPACE & DEFENSE                                              $5,975,010            2.05%
                                                                       ----------            ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                            67,800          $5,551,464            1.90%
                                                                       ----------            ----
TOTAL AIR FREIGHT & LOGISTICS                                          $5,551,464            1.90%
                                                                       ----------            ----

AUTOMOBILES
Harley-Davidson, Inc.                                  76,800          $4,598,016            1.58%
Winnebago Industries, Inc.                             55,000          $2,026,750            0.69%
                                                                       ----------            ----
TOTAL AUTOMOBILES                                                      $6,624,766            2.27%
                                                                       ----------            ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                        64,000          $3,640,320            1.25%
Genentech, Inc. (a)                                    47,800          $2,326,904            0.80%
Gilead Sciences, Inc. (a) (c)                          38,700          $2,501,568            0.86%
                                                                       ----------            ----
TOTAL BIOTECHNOLOGY                                                    $8,468,792            2.91%
                                                                       ----------            ----

CAPITAL MARKETS
Morgan Stanley                                         86,600          $4,271,978            1.46%
                                                                       ----------            ----
TOTAL CAPITAL MARKETS                                                  $4,271,978            1.46%
                                                                       ----------            ----

CHEMICALS
Praxair, Inc.                                         126,700          $4,998,315            1.71%
                                                                       ----------            ----
TOTAL CHEMICALS                                                        $4,998,315            1.71%
                                                                       ----------            ----

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                         203,200          $4,649,216            1.59%
                                                                       ----------            ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $4,649,216            1.59%
                                                                       ----------            ----

COMMUNICATIONS EQUIPMENT

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Avaya, Inc. (a)                                       285,700         $4,185,505           1.43%
Cisco Systems, Inc. (a)                               202,200         $4,217,892           1.45%
QLogic Corp. (a)                                       20,000         $  489,000           0.17%
                                                                      ----------           ----
TOTAL COMMUNICATIONS EQUIPMENT                                        $8,892,397           3.05%
                                                                      ----------           ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                        112,700         $3,997,469           1.37%
Hewlett-Packard Co.                                   218,000         $4,392,700           1.51%
                                                                      ----------           ----
TOTAL COMPUTERS & PERIPHERALS                                         $8,390,169           2.88%
                                                                      ----------           ----

CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                  32,842         $2,166,915           0.74%
                                                                      ----------           ----
TOTAL CONSTRUCTION MATERIALS                                          $2,166,915           0.74%
                                                                      ----------           ----

CONSUMER FINANCE
American Express Co.                                   72,000         $3,618,000           1.24%
Capital One Financial Corp.                            67,800         $4,699,896           1.61%
                                                                      ----------           ----
TOTAL CONSUMER FINANCE                                                $8,317,896           2.85%
                                                                      ----------           ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                        84,193         $3,712,069           1.27%
                                                                      ----------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                  $3,712,069           1.27%
                                                                      ----------           ----

ELECTRICAL EQUIPMENT
Roper Industries, Inc.                                 36,000         $2,016,000           0.69%
                                                                      ----------           ----
TOTAL ELECTRICAL EQUIPMENT                                            $2,016,000           0.69%
                                                                      ----------           ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                        185,400         $4,414,374           1.51%
Amphenol Corp. Class A (a)                             98,400         $3,092,712           1.06%
                                                                      ----------           ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              $7,507,086           2.57%
                                                                      ----------           ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                     44,200         $1,781,260           0.61%
BJ Services Co. (a)                                    48,700         $2,418,442           0.83%
Weatherford International Ltd. (a)                     41,500         $1,941,370           0.67%
                                                                      ----------           ----
TOTAL ENERGY EQUIPMENT & SERVICES                                     $6,141,072           2.11%
                                                                      ----------           ----

FOOD & STAPLES RETAILING
Sysco Corp.                                           130,000         $    4,400           1.53%

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Walgreen Co.                                           92,400         $ 3,363,360          1.15%
                                                                      -----------          ----
TOTAL FOOD & STAPLES RETAILING                                        $ 7,841,860          2.68%
                                                                      -----------          ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                           129,200         $ 4,943,192          1.69%
Cooper Cos., Inc.                                      25,000         $ 1,486,250          0.51%
Fisher Scientific International, Inc. (a)              67,800         $ 3,945,960          1.35%
Medtronic, Inc.                                        90,200         $ 4,480,234          1.54%
                                                                      -----------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                $14,855,636          5.09%
                                                                      -----------          ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                 114,300         $ 3,486,150          1.19%
UnitedHealth Group, Inc.                              106,553         $ 6,702,180          2.30%
WellChoice, Inc. (a)                                   29,200         $ 1,068,720          0.37%
WellPoint Health Networks, Inc. (a)                    48,100         $ 4,862,910          1.67%
                                                                      -----------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                $16,119,960          5.53%
                                                                      -----------          ----

HOTELS, RESTAURANTS & LEISURE
International Game Technology                         125,900         $ 4,071,606          1.40%
                                                                      -----------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                   $ 4,071,606          1.40%
                                                                      -----------          ----

HOUSEHOLD DURABLES
Centex Corp.                                           56,000         $ 2,375,520          0.81%
Harman International Industries, Inc.                  21,000         $ 1,800,330          0.62%
Hovnanian Enterprises, Inc. Class A (a)                48,300         $ 1,498,749          0.51%
Lennar Corp.                                           87,200         $ 3,721,696          1.28%
Mohawk Industries, Inc. (a)                            41,700         $ 3,066,618          1.05%
Toro Co. (The)                                         30,000         $ 1,965,000          0.67%
WCI Communities, Inc. (a)                              75,000         $ 1,614,750          0.55%
                                                                      -----------          ----
TOTAL HOUSEHOLD DURABLES                                              $16,042,663          5.49%
                                                                      -----------          ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                  28,700         $ 1,526,840          0.52%
                                                                      -----------          ----
TOTAL HOUSEHOLD PRODUCTS                                              $ 1,526,840          0.52%
                                                                      -----------          ----

INTERNET & CATALOG RETAIL
IAC/InterActive Corp. (a)                             103,000         $ 2,811,900          0.96%
                                                                      -----------          ----
TOTAL INTERNET & CATALOG RETAIL                                       $ 2,811,900          0.96%
                                                                      -----------          ----

IT SERVICES

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE      % NET ASSETS
First Data Corp.                                      105,600         $ 4,710,816          1.61%
                                                                      -----------          ----
TOTAL IT SERVICES                                                     $ 4,710,816          1.61%
                                                                      -----------          ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                        61,300         $ 2,392,539          0.82%
                                                                      -----------          ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                    $ 2,392,539          0.82%
                                                                      -----------          ----

MACHINERY
Danaher Corp.                                         114,500         $ 5,799,425          1.99%
Dover Corp.                                           123,500         $ 4,900,480          1.68%
Illinois Tool Works, Inc.                              60,000         $ 5,431,200          1.86%
                                                                      -----------          ----
TOTAL MACHINERY                                                       $16,131,105          5.53%
                                                                      -----------          ----

MEDIA

Clear Channel Communications, Inc.                         20         $       714          0.00%
Gannett Co., Inc.                                      47,300         $ 3,932,522          1.35%
Omnicom Group, Inc.                                    57,200         $ 4,119,544          1.41%
Viacom, Inc. Class B                                   40,661         $ 1,365,803          0.47%
                                                                      -----------          ----
TOTAL MEDIA                                                            $9,418,583          3.23%
                                                                      -----------          ----

METALS & MINING
Arch Coal, Inc.                                        77,000         $ 2,600,290          0.89%
Peabody Energy Corp.                                   57,000         $ 3,202,260          1.10%
                                                                      -----------          ----
TOTAL METALS & MINING                                                 $ 5,802,550          1.99%
                                                                      -----------          ----

MULTILINE RETAIL
Kohl's Corp. (a)                                       96,900         $ 4,434,144          1.52%
Target Corp.                                          108,100         $ 4,713,160          1.62%
                                                                      -----------          ----
TOTAL MULTILINE RETAIL                                                $ 9,147,304          3.14%
                                                                      -----------          ----

PHARMACEUTICALS
Forest Laboratories, Inc. (a)                          72,900         $ 3,666,141          1.26%
Johnson & Johnson                                      56,000         $ 3,095,120          1.06%
Pfizer, Inc.                                           90,800         $ 2,901,968          0.99%
Taro Pharmaceutical Industries Ltd. (a)                12,000         $   267,960          0.09%
Teva Pharmaceutical Industries Ltd. (b)               163,400         $ 4,836,640          1.66%
                                                                      -----------          ----
TOTAL PHARMACEUTICALS                                                 $14,767,829          5.06%
                                                                      -----------          ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                  111,200         $ 4,414,640          1.51%

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE      % NET ASSETS
Applied Materials, Inc. (a)                           186,100        $  3,158,117           1.08%
Intel Corp.                                           146,900        $  3,581,422           1.23%
KLA-Tencor Corp. (a)                                   63,300        $  2,608,593           0.89%
Maxim Integrated Products, Inc.                       106,100        $  5,103,410           1.75%
Silicon Laboratories, Inc.  (a)                        30,000        $  1,058,700           0.36%
Texas Instruments, Inc.                               177,000        $  3,775,410           1.29%
                                                                     ------------          -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT                                                            $ 23,700,292           8.11%
                                                                     ------------          -----

SOFTWARE

Electronic Arts, Inc. (a)                              90,100        $  4,516,713           1.55%
FactSet Research Systems, Inc.                         64,000        $  2,761,600           0.95%
Microsoft Corp.                                       109,600        $  3,119,216           1.07%
Oracle Corp. (a)                                      158,148        $  1,662,135           0.57%
Symantec Corp. (a)                                     99,200        $  4,638,592           1.59%
VERITAS Software Corp. (a)                            176,900        $  3,371,714           1.16%
                                                                     ------------          -----
TOTAL SOFTWARE                                                       $ 20,069,970           6.89%
                                                                     ------------          -----

SPECIALTY RETAIL
Advanced Auto Parts, Inc. (a)                          45,000        $  1,670,400           0.57%
Bed Bath & Beyond, Inc. (a)                           109,600        $  3,878,744           1.33%
Chico's FAS, Inc. (a)                                  67,000        $  2,805,290           0.96%
Lowe's Cos., Inc.                                      86,900        $  4,233,768           1.45%
TJX Cos., Inc. (The)                                  199,000        $  4,670,530           1.60%
                                                                     ------------          -----
TOTAL SPECIALTY RETAIL                                               $ 17,258,732           5.91%
                                                                     ------------          -----

TEXTILES, APPAREL & Luxury Goods
Coach, Inc. (a)                                        47,000        $  2,011,130           0.69%
                                                                     ------------          -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                               $  2,011,130           0.69%
                                                                     ------------          -----

THRIFTS & MORTGAGE FINANCE
Doral Financial Corp.  ( c)                            60,000        $  2,355,000           0.81%
IndyMac Bancorp, Inc. (a)                              84,100        $  2,793,802           0.96%
New Century Financial Corp. (c)                        39,500        $  1,858,475           0.64%
New York Community Bancorp, Inc.                      161,666        $  3,110,454           1.07%
                                                                     ------------          -----
TOTAL THRIFTS & MORTGAGE FINANCE                                     $ 10,117,731           3.48%
                                                                     ------------          -----
TOTAL COMMON STOCK                                                   $286,482,191          98.18%
                                                                     ------------          -----

COMMERCIAL PAPER

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE      % NET ASSETS
UBS Finance (Delaware) LLC                         $4,595,000          $4,594,663          1.57%
  1.32% due 8/2/04
                                                                       ----------          ----
TOTAL COMMERCIAL PAPER                                                 $4,594,663          1.57%
                                                                       ----------          ----
INVESTMENT COMPANIES
AIM Institutional Funds Group (d)                     475,115             475,115          0.16%
                                                                       ----------          ----
TOTAL INVESTMENT COMPANIES                                                475,115          0.16%
                                                                       ----------          ----

MASTER NOTE
Banc of America Securities LLC
   1.413%, due 8/2/04 (d)                             500,000             500,000          0.17%
                                                                       ----------          ----
TOTAL MASTER NOTE                                                         500,000          0.17%
                                                                       ----------          ----

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.383%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 719,055 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 744,908 and a Market Value
   of $ 727,056)                                      719,000             719,000          0.25%
                                                                       ----------          ----

Credit Suisse First Boston LLC
   1.363%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 500,038 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $505,412, and a Market Value
   of $ 509,985)                                      500,000             500,000          0.17%
                                                                       ----------          ----

Lehman Brothers Inc.
   1.363%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 500,038 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 638,310 and a Market Value
   of $ 524,859)                                      500,000             500,000          0.17%
                                                                       ----------          ----

Merrill Lynch Pierce Fenner & Smith, Inc.

   1.393%, dated 7/31/04
   due 8/2/2004
   Proceeds at Maturity
   $ 3,000,232 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 2,987,370 and a Market Value
   of $ 3,149,982)                                  3,000,000            3,000,000            1.03%
                                                                     -------------          ------
TOTAL REPURCHASE AGREEMENTS                                              4,719,000            1.62%
                                                                     -------------          ------

TOTAL SHORT-TERM INVESTMENTS                                          $ 10,288,778            3.52%
                                                                     -------------          ------

TOTAL INVESTMENTS

( COST $ 272,324,457) (e)                                             $296,770,970 (f)      101.70%
                                                                     -------------          ------
Liabilities in Excess of Cash and Other Assets                       ($  4,998,521)          -1.70%
                                                                     -------------          ------
NET ASSETS                                                            $291,772,449          100.00%
                                                                     =============          ======

(a)   Non-income producing security.

(b)   ADR-American Depositary Receipt

(c)   Represents securities out on loan or a portion which is out on loan.

(d) Represents a security or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   The cost for federal Income tax purposes is $ 272,439,126.

(f) At July 31, 2004, net unrealized appreciation was $24,331,844 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $40,985,448 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 16,653,604.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                              SHARES/PRINCIPAL
                                                   AMOUNT       MARKET VALUE        % NET ASSETS
MAINSTAY ALL CAP VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                    40,000      $ 2,030,000             1.29%
Northrop Grumman Corp.                              47,100      $ 2,477,460             1.58%
Raytheon Co.                                        62,500      $ 2,096,875             1.33%
                                                                -----------             ----
TOTAL AEROSPACE & DEFENSE                                       $ 6,604,335             4.20%
                                                                -----------             ----
AUTO COMPONENTS
Delphi Corp.                                       115,700      $ 1,100,307             0.70%
TRW Automotive Holdings Corp. (a)                   89,100      $ 1,853,280             1.18%
                                                                -----------             ----
TOTAL AUTO COMPONENTS                                           $ 2,953,587             1.88%
                                                                -----------             ----
BUILDING PRODUCTS
American Standard Cos., Inc. (a)                    58,800      $ 2,227,932             1.42%
                                                                -----------             ----
TOTAL BUILDING PRODUCTS                                         $ 2,227,932             1.42%
                                                                -----------             ----
CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                     22,600      $ 1,993,094             1.27%
iShares Russell 3000 Value Index Fund (c)           40,000      $ 3,071,600             1.95%
JPMorgan Chase & Co.                                60,456      $ 2,256,822             1.43%
Merrill Lynch & Co., Inc.                           38,800      $ 1,929,136             1.23%
State Street Corp.                                  17,900      $   766,299             0.49%
                                                                -----------             ----
TOTAL CAPITAL MARKETS                                           $10,016,951             6.37%
                                                                -----------             ----
CHEMICALS
Cambrex Corp.                                       49,500      $ 1,091,475             0.69%
                                                                -----------             ----
TOTAL CHEMICALS                                                 $ 1,091,475             0.69%
                                                                -----------             ----
COMMERCIAL BANKS
Bank of America Corp.                               49,277      $ 4,189,038             2.66%
PNC Financial Services Group, Inc. (The)            43,400      $ 2,196,040             1.40%
U.S. Bancorp                                        76,500      $ 2,164,950             1.38%
Wachovia Corp.                                      59,500      $ 2,636,445             1.68%
                                                                -----------             ----
TOTAL COMMERCIAL BANKS                                          $11,186,473             7.12%
                                                                -----------             ----

                                                 SHARES/PRINCIPAL
                                                      AMOUNT       MARKET VALUE       % NET ASSETS
COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                         77,400      $ 1,232,982             0.78%
Nokia Corp.                                           142,200      $ 1,652,364             1.05%
                                                                   -----------             ----
TOTAL COMMUNICATIONS EQUIPMENT                                     $ 2,885,346             1.83%
                                                                   -----------             ----
COMPUTERS & PERIPHERALS
International Business Machines Corp.                  33,800      $ 2,942,966             1.87%
                                                                   -----------             ----
TOTAL COMPUTERS & PERIPHERALS                                      $ 2,942,966             1.87%
                                                                   -----------             ----
CONSTRUCTION & ENGINEERING
Insituform Technologies, Inc. (a)                      73,300      $ 1,317,201             0.84%
                                                                   -----------             ----
TOTAL CONSTRUCTION & ENGINEERING                                   $ 1,317,201             0.84%
                                                                   -----------             ----
CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)                     200,900      $ 3,738,749             2.38%
                                                                   -----------             ----
TOTAL CONTAINERS & PACKAGING                                       $ 3,738,749             2.38%
                                                                   -----------             ----
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                        91,233      $ 4,022,463             2.56%
                                                                   -----------             ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                               $ 4,022,463             2.56%
                                                                   -----------             ----
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                           47,100      $ 2,449,200             1.56%
BellSouth Corp.                                        74,200      $ 2,010,078             1.28%
SBC Communications, Inc.                               33,000      $   836,220             0.53%
Sprint Corp.                                          109,100      $ 2,037,988             1.30%
Verizon Communications, Inc.                           72,500      $ 2,794,150             1.78%
                                                                   -----------             ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       $10,127,636             6.45%
                                                                   -----------             ----
ELECTRIC UTILITIES
FirstEnergy Corp.                                      24,500      $   957,950             0.61%
                                                                   -----------             ----
TOTAL ELECTRIC UTILITIES                                           $   957,950             0.61%
                                                                   -----------             ----
ELECTRICAL EQUIPMENT
Cooper Industries, Ltd. Class A                        30,200      $ 1,717,474             1.09%
                                                                   -----------             ----
TOTAL ELECTRICAL EQUIPMENT                                         $ 1,717,474             1.09%
                                                                   -----------             ----
ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc. (c)                    50,000      $ 1,222,000             0.78%
Pride International, Inc. (a)                         135,200      $ 2,433,600             1.55%

                                              SHARES/PRINCIPAL
                                                   AMOUNT          MARKET VALUE       % NET ASSETS
Rowan Cos., Inc. (a)                               93,500          $ 2,283,270            1.45%
Transocean, Inc. (a)                               83,700          $ 2,377,080            1.51%
                                                                   -----------            ----
TOTAL ENERGY EQUIPMENT & SERVICES                                  $ 8,315,950            5.29%
                                                                   -----------            ----
FOOD & STAPLES RETAILING
CVS Corp.                                          72,000          $ 3,014,640            1.92%
Kroger Co. (The) (a)                               81,300          $ 1,284,540            0.82%
                                                                   -----------            ----
TOTAL FOOD & STAPLES RETAILING                                     $ 4,299,180            2.74%
                                                                   -----------            ----
FOOD PRODUCTS
American Italian Pasta Co. (c)                     39,100          $ 1,149,931            0.73%
Cadbury Schwppes PLC ADR (d)                       75,000          $ 2,478,000            1.58%
General Mills, Inc.                                61,500          $ 2,761,350            1.76%
Kraft Foods, Inc. Class A                          55,800          $ 1,704,690            1.08%
                                                                   -----------            ----
TOTAL FOOD PRODUCTS                                                $ 8,093,971            5.15%
                                                                   -----------            ----
HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                          76,500          $ 2,956,725            1.88%
Universal Health Services, Inc. Class B            45,100          $ 2,052,501            1.31%
                                                                   -----------            ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $ 5,009,226            3.19%
                                                                   -----------            ----
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                               37,600          $ 2,409,032            1.53%
                                                                   -----------            ----
TOTAL HOUSEHOLD PRODUCTS                                           $ 2,409,032            1.53%
                                                                   -----------            ----
INSURANCE
Allstate Corp. (The)                               66,000          $ 3,107,280            1.98%
American International Group, Inc.                 27,300          $ 1,928,745            1.23%
Hartford Financial Services Group, Inc. (The)      36,900          $ 2,402,190            1.53%
Marsh & McLennan Cos., Inc.                        61,800          $ 2,742,684            1.74%
Prudential Financial, Inc.                         60,400          $ 2,812,224            1.79%
St. Paul Travelers Cos., Inc. (The)                41,734          $ 1,547,080            0.98%
                                                                   -----------            ----
TOTAL INSURANCE                                                    $14,540,203            9.25%
                                                                   -----------            ----
IT SERVICES
Computer Sciences Corp. (a)                        87,900          $ 4,153,275            2.64%
                                                                   -----------            ----
TOTAL IT SERVICES                                                  $ 4,153,275            2.64%
                                                                   -----------            ----
LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                       46,600          $   816,432            0.52%

                                               SHARES/PRINCIPAL
                                                    AMOUNT       MARKET VALUE   % NET ASSETS
                                                                 -----------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                               $   816,432        0.52%
                                                                 -----------        ----
MACHINERY
Navistar International Corp. (a)                    104,500      $ 3,756,775        2.39%
                                                                 -----------        ----
TOTAL MACHINERY                                                  $ 3,756,775        2.39%
                                                                 -----------        ----
METALS & MINING
Alcoa, Inc.                                          77,772      $ 2,491,037        1.58%
                                                                 -----------        ----
TOTAL METALS & MINING                                            $ 2,491,037        1.58%
                                                                 -----------        ----
OIL & GAS
ChevronTexaco Corp.                                  28,321      $ 2,708,904        1.72%
ConocoPhillips                                       40,600      $ 3,198,062        2.03%
ExxonMobil Corp.                                     78,300      $ 3,625,290        2.31%
Kerr-McGee Corp.                                     52,000      $ 2,730,000        1.74%
                                                                 -----------        ----
TOTAL OIL & GAS                                                  $12,262,256        7.80%
                                                                 -----------        ----
PAPER & FOREST PRODUCTS
Bowater, Inc.                                        67,000      $ 2,499,100        1.59%
International Paper Co.                              19,500      $   842,985        0.54%
                                                                 -----------        ----
TOTAL PAPER & FOREST PRODUCTS                                    $ 3,342,085        2.13%
                                                                 -----------        ----
PHARMACEUTICALS
Bristol-Myers Squibb Co.                             81,400      $ 1,864,060        1.19%
Merck & Co., Inc.                                    90,200      $ 4,090,570        2.60%
                                                                 -----------        ----
TOTAL PHARMACEUTICALS                                            $ 5,954,630        3.79%
                                                                 -----------        ----
ROAD & RAIL
Burlington Northern Santa Fe Corp.                   60,300      $ 2,139,444        1.36%
                                                                 -----------        ----
TOTAL ROAD & RAIL                                                $ 2,139,444        1.36%
                                                                 -----------        ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a) (c)                 57,000      $   711,930        0.45%
Freescale Semiconductor, Inc. (a)                    70,600      $   991,930        0.63%
                                                                 -----------        ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                   $ 1,703,860        1.08%
                                                                 -----------        ----
SOFTWARE
BMC Software, Inc. (a)                               95,900      $ 1,503,712        0.96%
                                                                 -----------        ----
TOTAL SOFTWARE                                                   $ 1,503,712        0.96%
                                                                 -----------        ----
SPECIALTY RETAIL

                                                     SHARES/PRINCIPAL
                                                          AMOUNT       MARKET VALUE  % NET ASSETS
Christopher & Banks Corp.                                  72,300      $  1,183,551       0.75%
Gap, Inc. (The)                                           128,700      $  2,921,490       1.86%
                                                                       ------------       ----
TOTAL SPECIALTY RETAIL                                                 $  4,105,041       2.61%
                                                                       ------------       ----
THRIFTS & MORTGAGE FINANCE
Washington Mutual, Inc.                                    41,600      $  1,614,080       1.03%
                                                                       ------------       ----
TOTAL THRIFTS & MORTGAGE FINANCE                                       $  1,614,080       1.03%
                                                                       ------------       ----
TOTAL COMMON STOCK                                                     $148,300,727      94.35%
                                                                       ------------       ----
CONVERTIBLE PREFERRED STOCK
OIL & GAS
Goldman Sachs Group, Inc. (The) 2.25% Series OSX (e)          500      $  1,010,080       0.64%
                                                                       ------------       ----
TOTAL OIL & GAS                                                        $  1,010,080       0.64%
                                                                       ------------       ----
TOTAL CONVERTIBLE PREFERRED STOCK                                      $  1,010,080       0.64%
                                                                       ------------       ----
STOCK OPTIONS
ENERGY EQUIPMENT & SERVICES
Rowan Cos., Inc. Strike Price $25.00 Expire 10/16/04      107,700      $    115,778       0.07%
  (a)(f)
                                                                       ------------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                      $    115,778       0.07%
                                                                       ------------       ----
MACHINERY
Navistar International Corp. Strike Price $50.00           24,000      $      3,600       0.00% (b)
  Expire 10/16/04 (a)(f)
                                                                       ------------       ----
TOTAL MACHINERY                                                        $      3,600       0.00%
                                                                       ------------       ----
SPECIALTY RETAIL
Gap, Inc. (The) Strike Price $25.00 Expire 8/21/04        102,000      $     15,300       0.01%
  (a)(f)
                                                                       ------------       ----
TOTAL SPECIALTY RETAIL                                                 $     15,300       0.01%
                                                                       ------------       ----
TOTAL STOCK OPTIONS                                                    $    134,678       0.08%
                                                                       ------------       ----
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER

                                                        SHARES/PRINCIPAL
                                                             AMOUNT        MARKET VALUE     % NET ASSETS
American Express Credit Corp.                              $1,805,000      $   1,804,812         1.15%
  1.25% due 8/3/04
American General Finance Corp.                             $  675,000      $     674,930         0.43%
  1.25% due 8/3/04
Freddie Mac Discount Note                                  $  150,000      $     149,985         0.10%
  1.21% due 8/3/04
UBS Finance (Delaware) LLC                                 $5,015,000      $   5,014,632         3.19%
  1.32% due 8/2/04
                                                                           -------------       ------
TOTAL COMMERCIAL PAPER                                                     $   7,644,359         4.87%
                                                                           -------------       ------
INVESTMENT COMPANY
AIM Institutional Funds Group (g)                             715,724      $     715,724         0.46%
                                                                           -------------       ------
TOTAL INVESTMENT COMPANY                                                   $     715,724         0.46%
                                                                           -------------       ------
MASTER NOTE
Banc of America Securities LLC
  1.4124%, dated 7/30/04 due 8/2/04                        $  600,000      $     600,000         0.38%
                                                                           -------------       ------
TOTAL MASTER NOTE                                                          $     600,000         0.38%
                                                                           -------------       ------
REPURCHASE AGREEMENTS
Countrywide Securities Corp.
  1.3824%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $1,100,127 (g)
  (Collateralized by Various Bonds with a Principal
  Amount of $1,149,549 and a Market Value of $1,122,000)   $1,100,000      $   1,100,000         0.70%
Lehman Brothers, Inc.
  1.3624%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $400,045 (g)
  (Collateralized by Various Bonds with a Principal
  Amount of $510,623 and a Market Value of $419,867)       $  400,000      $     400,000         0.25%
                                                                           -------------       ------
TOTAL REPURCHASE AGREEMENTS                                                $   1,500,000         0.95%
                                                                           -------------       ------

                                                                           -------------       ------
TOTAL SHORT-TERM INVESTMENTS                                               $  10,460,083         6.66%
                                                                           -------------       ------

                                                                           -------------       ------
TOTAL INVESTMENTS (COST $138,272,648) (h)                                  $ 159,905,568 (i)   101.73%
                                                                           -------------       ------
Liabilities in Excess of Cash and Other Assets                             ($  2,725,579)       (1.73%)
                                                                           -------------       ------
NET ASSETS                                                                 $ 157,179,989       100.00%
                                                                           =============       ======

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   Represents securities out on loan or a portion which is out on loan.

(d)   ADR-American Depository Receipt.

(e) An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(f)   Options can be exercised into the underlying common stock.

(g) Represents a security or portion thereof, purchased with cash collateral received for securities on loan.

(h)   The cost for federal income tax purposes is $139,579,366.

(i) At July 31, 2004 net unrealized appreciation was $20,326,202. This consisted of aggregate gross unrealized appreciation of all investments on which there was an excess of market value over cost of $22,604,524 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,278,322.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                          SHARES/PRINCIPAL
                                                               AMOUNT       MARKET VALUE  % NET ASSETS
MAINSTAY INTERMEDIATE TERM BOND FUND
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3               $  825,000      $  823,563       0.47%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2004-1 Class A2      $1,695,000      $1,663,768       0.96%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series 2003-2            $1,495,000      $1,486,945       0.86%
  Class A3 2.27%, due 10/22/07
                                                                             ----------       ----
TOTAL CONSUMER FINANCE                                                       $3,974,276       2.29%
                                                                             ----------       ----
CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series         $  675,000      $  682,837       0.39%
2002-1 Class A 4
  5.55%, due 10/20/23
                                                                             ----------       ----
TOTAL CONSUMER LOANS                                                         $  682,837       0.39%
                                                                             ----------       ----
DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A               $  460,000      $  479,683       0.28%
  5.30%, due 6/15/09
DaimlerChrysler Auto Trust Series 2001-D Class A3            $  199,823      $  199,997       0.12%
  3.15%, due 11/6/05
                                                                             ----------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                         $  679,680       0.40%
                                                                             ----------       ----
MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series           $1,063,061      $1,092,091       0.63%
2002-1 Class A
  4.58%, due 2/1/08
                                                                             ----------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                    $1,092,091       0.63%
                                                                             ----------       ----
THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4          $  344,320      $  354,279       0.20%
  6.545%, due 4/7/18
                                                                             ----------       ----
TOTAL THRIFTS & MORTGAGE FINANCE                                             $  354,279       0.20%
                                                                             ----------       ----
TOTAL CORPORATE ASSET-BACKED                                                 $6,783,163       3.91%
                                                                             ----------       ----
CORPORATE BONDS

                                               SHARES/PRINCIPAL
                                                    AMOUNT       MARKET VALUE   % NET ASSETS
AEROSPACE & DEFENSE
General Dynamics Corp.                            $  600,000      $  601,610        0.35%
  4.50%, due 8/15/10
Heckler & Koch GmbH                               $  100,000      $  125,211        0.07%
  9.25%, due 7/15/11 (c)
                                                                  ----------        ----
TOTAL AEROSPACE & DEFENSE                                         $  726,821        0.42%
                                                                  ----------        ----
AUTO COMPONENTS
Dana Corp.                                        $  180,000      $  178,200        0.10%
  7.00%, due 3/1/29
Visteon Corp.                                     $  345,000      $  363,543        0.21%
  8.25%, due 8/1/10
                                                                  ----------        ----
TOTAL AUTO COMPONENTS                                             $  541,743        0.31%
                                                                  ----------        ----
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.      $  715,000      $  744,722        0.43%
  6.50%, due 11/15/13
General Motors Corp.                              $  515,000      $  538,405        0.31%
  8.375%, due 7/15/33
                                                                  ----------        ----
TOTAL AUTOMOBILES                                                 $1,283,127        0.74%
                                                                  ----------        ----
BEVERAGES
CIA Brasileira de Bebidas                         $  800,000      $  948,000        0.55%
  10.50%, due 12/15/11
Coca-Cola HBC Finance BV                          $  260,000      $  258,956        0.15%
  5.125%, due 9/17/13
Miller Brewing Co.                                $  825,000      $  826,505        0.48%
  4.25%, due 8/15/08 (c)
                                                                  ----------        ----
TOTAL BEVERAGES                                                   $2,033,461        1.18%
                                                                  ----------        ----
BUILDING PRODUCTS
Dayton Superior Corp.                             $  160,000      $  164,000        0.09%
  10.75%, due 9/15/08
                                                                  ----------        ----
TOTAL BUILDING PRODUCTS                                           $  164,000        0.09%
                                                                  ----------        ----
CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                     $  450,000      $  451,265        0.26%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                   $1,670,000      $1,628,334        0.94%
  5.15%, due 1/15/14 (e)
Goldman Sachs Group, Inc. (The)                   $1,345,000      $1,288,658        0.74%
  6.345%, due 2/15/34

                                             SHARES/PRINCIPAL
                                                  AMOUNT         MARKET VALUE    % NET ASSETS
LaBranche & Co., Inc.                           $  215,000        $  217,150         0.12%
  11.00%, due 5/15/12 (c)
Morgan Stanley                                  $  830,000        $  775,293         0.45%
  4.75%, due 4/1/14
Morgan Stanley                                  $  630,000        $  622,679         0.36%
  3.625%, due 4/1/08
                                                                  ----------         ----
TOTAL CAPITAL MARKETS                                             $4,983,379         2.87%
                                                                  ----------         ----
COMMERCIAL BANKS
Bank of America Corp.                           $  715,000        $  699,029         0.40%
  5.25%, due 12/1/15
Bank of America Corp.                           $  970,000        $  955,221         0.55%
  5.125%, due 11/15/14
BankBoston NA                                   $  520,000        $  571,303         0.33%
  7.00%, due 9/15/07
FleetBoston Financial Corp.                     $  500,000        $  499,340         0.29%
  3.85%, due 2/15/08
HSBC Holding PLC Tier II                        $  115,000        $  115,780         0.07%
  5.25%, due 12/12/12
PNC Funding Corp.                               $  325,000        $  316,877         0.18%
  5.25%, due 11/15/15
UGS Corp.                                       $  265,000        $  280,900         0.16%
  10.00%, due 6/1/12 (c)
Wachovia Corp.                                  $  840,000        $  829,061         0.48%
  5.25%, due 8/1/14
                                                                  ----------         ----
TOTAL COMMERCIAL BANKS                                            $4,267,511         2.46%
                                                                  ----------         ----
COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                                   $  200,000        $  201,000         0.12%
  11.00%, due 5/15/12 (c)
Hutchison Whamp International Ltd.              $  990,000        $  983,615         0.57%
  5.45%, due 11/24/10 (c)
Quebecor Media, Inc.                            $   25,000        $   23,438         0.01%
0.00%, due 7/15/11 -- 13.75%, beginning
  7/15/06
Waste Management, Inc.                          $  395,000        $  381,521         0.22%
  5.00%, due 3/15/14
                                                                  ----------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                              $1,589,574         0.92%
                                                                  ----------         ----
COMPUTERS & PERIPHERALS
International Business Machines Corp.           $  330,000        $  419,598         0.24%
  8.375%, due 11/1/19
                                                                  ----------         ----
TOTAL COMPUTERS & PERIPHERALS                                     $  419,598         0.24%
                                                                  ----------         ----

                                           SHARES/PRINCIPAL
                                               AMOUNT        MARKET VALUE  % NET ASSETS
CONSUMER FINANCE
Capital One Bank                              $355,000        $  367,269        0.21%
  5.75%, due 9/15/10
Ford Motor Credit Co.                         $945,000        $  961,873        0.55%
  7.00%, due 10/1/13 (e)
General Motors Acceptance Corp.               $460,000        $  468,280        0.27%
  6.875%, due 8/28/12
General Motors Acceptance Corp.               $410,000        $  420,892        0.24%
  6.875%, due 9/15/11
Household Finance Corp.                       $500,000        $  550,807        0.32%
  6.75%, due 5/15/11
Household Finance Corp.                       $208,000        $  223,224        0.13%
  7.25%, due 5/15/06
MBNA Corp.                                    $370,000        $  393,099        0.23%
  6.25%, due 1/17/07
                                                              ----------        ----
TOTAL CONSUMER FINANCE                                        $3,385,444        1.95%
                                                              ----------        ----
CONTAINERS & PACKAGING
Owens-Illinois, Inc.                          $265,000        $  276,261        0.16%
  8.10%, due 5/15/07
Rock-Tenn Co.                                 $345,000        $  403,777        0.23%
  8.20%, due 8/15/11
                                                              ----------        ----
TOTAL CONTAINERS & PACKAGING                                  $  680,038        0.39%
                                                              ----------        ----
DIVERSIFIED FINANCIAL SERVICES
Arcel Finance Ltd.                            $450,000        $  448,510        0.26%
  6.361%, due 5/1/12 (c)
FGIC Corp.                                    $835,000        $  821,451        0.47%
  6.00%, due 1/15/34 (c)
Glencore Funding, Inc.                        $855,000        $  803,444        0.46%
  6.00%, due 4/15/14 (c)
J Paul Getty Trust Series 2003                $460,000        $  456,359        0.26%
  5.875%, due 10/1/33
NiSource Finance Corp.                        $435,000        $  431,030        0.25%
  5.40%, due 7/15/14
                                                              ----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                          $2,960,794        1.70%
                                                              ----------        ----
DIVERSIFIED TELECOMMUNICATION SERVICES
Citizens Communications Co.                   $310,000        $  303,986        0.17%
  9.00%, due 8/15/31
Citizens Communications Co.                   $185,000        $  197,719        0.11%
  9.25%, due 5/15/11

                                                  SHARES/PRINCIPAL
                                                       AMOUNT         MARKET VALUE   % NET ASSETS
Qwest Communications International, Inc.             $  280,000        $  270,200        0.16%
  7.25%, due 2/15/11 (c)
Qwest Corp.                                          $   20,000        $   22,000        0.01%
9.125%, due 3/15/12 (c)
Sprint Capital Corp.                                 $  650,000        $  787,646        0.45%
  8.75%, due 3/15/32
Telefonos de Mexico, S.A. de C.V.                    $  350,000        $  343,093        0.20%
  4.50%, due 11/19/08 (c )
Telefonos de Mexico, S.A. de C.V.                    $  315,000        $  336,606        0.19%
  8.25%, due 1/26/06 (c)
TSI Telecommunication Services, Inc. Series B        $  160,000        $  172,000        0.10%
  12.75%, due 2/1/09
                                                                       ----------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $2,433,250        1.39%
                                                                       ----------        ----
ELECTRIC UTILITIES
American Electric Power Co., Inc. Series C           $  215,000        $  221,734        0.13%
  5.375%, due 3/15/10
Singapore Powerassets Ltd.                           $  305,000        $  301,081        0.17%
  5.00%, due 10/22/13 (c)
Tenaska Virginia Partners LP                         $  990,000        $  989,812        0.57%
  6.119%, due 3/30/24 (c)
                                                                       ----------        ----
TOTAL ELECTRIC UTILITIES                                               $1,512,627        0.87%
                                                                       ----------        ----
ELECTRICAL EQUIPMENT
Emerson Electric Co.                                 $  340,000        $  341,833        0.20%
  6.00%, due 8/15/32
                                                                       ----------        ----
TOTAL ELECTRICAL EQUIPMENT                                             $  341,833        0.20%
                                                                       ----------        ----
ENERGY EQUIPMENT & SERVICES
Entergy-Koch, L.P.                                   $1,195,000        $1,188,493        0.68%
  3.65%, due 8/20/06 (c)
Parker Drilling Co.                                  $  135,000        $  141,750        0.08%
  9.625%, due 10/1/13
                                                                       ----------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                      $1,330,243        0.76%
                                                                       ----------        ----
FOOD & STAPLES RETAILING
CVS Corp.                                            $  435,139        $  430,000        0.25%
  5.789%, due 1/10/26 (c)
Safeway, Inc.                                        $  355,000        $  350,057        0.20%
  4.125%, due 11/1/08
Safeway, Inc.                                        $  670,000        $  701,268        0.40%
  6.15%, due 3/1/06
                                                                       ----------        ----
TOTAL FOOD & STAPLES RETAILING                                         $1,481,325        0.85%
                                                                       ----------        ----

                                            SHARES/PRINCIPAL
                                                 AMOUNT        MARKET VALUE   % NET ASSETS
FOOD PRODUCTS
Cargill, Inc.                                   $570,000        $  555,029        0.32%
  5.00%, due 11/15/13 (c)
                                                                ----------        ----
TOTAL FOOD PRODUCTS                                             $  555,029        0.32%
                                                                ----------        ----
GAS UTILITIES
Gulfterra Energy Partners, L.P. Series B        $560,000        $  613,200        0.35%
  8.50%, due 6/1/10
                                                                ----------        ----
TOTAL GAS UTILITIES                                             $  613,200        0.35%
                                                                ----------        ----
HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.           $270,000        $  269,662        0.16%
  6.75%, due 8/15/14 (c)
                                                                ----------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          $  269,662        0.16%
                                                                ----------        ----
HEALTH CARE PROVIDERS & SERVICES
Highmark, Inc.                                  $920,000        $  972,403        0.56%
  6.80%, due 8/15/13 (c)
Medco Health Solutions, Inc.                    $615,000        $  663,093        0.38%
  7.25%, due 8/15/13
                                                                ----------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                          $1,635,496        0.94%
                                                                ----------        ----
INSURANCE
Fund American Cos., Inc.                        $850,000        $  846,651        0.49%
  5.875%, due 5/15/13
Marsh & McLennan Cos., Inc.                     $345,000        $  387,021        0.22%
  7.125%, due 6/15/09
                                                                ----------        ----
TOTAL INSURANCE                                                 $1,233,672        0.71%
                                                                ----------        ----
MARINE
Gulfmark Offshore, Inc.                         $ 60,000        $   58,050        0.03%
  7.75%, due 7/15/14 (c)
                                                                ----------        ----
TOTAL MARINE                                                    $   58,050        0.03%
                                                                ----------        ----
MEDIA
American Media Operations, Inc.                 $170,000        $  168,724        0.10%
  8.875%, due 1/15/11
AT&T Broadband Corp.                            $370,000        $  481,383        0.28%
  9.455%, due 11/15/22
Dex Media East LLC                              $ 65,000        $   77,025        0.04%
  12.125%, due 11/15/12
Hollinger International Publishing              $335,000        $  388,600        0.22%
  9.00%, due 12/15/10

                                                      SHARES/PRINCIPAL
                                                           AMOUNT         MARKET VALUE   % NET ASSETS
Liberty Media Corp.                                      $  250,000        $  249,063        0.14%
  3.50%, due 9/25/06
Ono Finance PLC                                          $  290,000        $  327,324        0.19%
  10.50%, due 5/15/14 (c)
PRIMEDIA, Inc.                                           $   95,000        $   87,400        0.05%
  8.00%, due 5/15/13 (c)
PRIMEDIA, Inc.                                           $   65,000        $   63,863        0.04%
  8.875%, due 5/15/11
Tele-Communications, Inc.                                $  810,000        $1,024,743        0.59%
  9.80%, due 2/1/12
Time Warner Entertainment Co. LP                         $2,249,000        $2,888,278        1.66%
  10.15%, due 5/1/12
Time Warner, Inc.                                        $  455,000        $  524,222        0.30%
  8.05%, due 1/15/16
                                                                           ----------        ----
TOTAL MEDIA                                                                $6,280,625        3.61%
                                                                           ----------        ----
METALS & MINING
Citibank Global Markets Deutschland for Severstal        $  335,000        $  298,150        0.17%
  9.25%, due 4/19/14 (c)
Citigroup (JSC Severstal) Series REGS                    $   80,000        $   70,888        0.04%
  9.25%, due 4/19/14
Corporacion Nacional del Cobre-Codelco, Inc.             $  330,000        $  333,626        0.19%
  5.50%, due 10/15/13 (c)
Foundation PA Coal Co.                                   $  180,000        $  181,350        0.10%
  7.25%, due 8/1/14 (c)
Inco Ltd.                                                $  760,000        $  748,819        0.43%
  5.70%, due 10/15/15
                                                                           ----------        ----
TOTAL METALS & MINING                                                      $1,632,833        0.93%
                                                                           ----------        ----
MULTILINE RETAIL
Target Corp.                                             $  990,000        $1,038,145        0.60%
  6.35%, due 11/1/32
Target Corp.                                             $  390,000        $  479,696        0.28%
  8.60%, due 1/15/12
                                                                           ----------        ----
TOTAL MULTILINE RETAIL                                                     $1,517,841        0.88%
                                                                           ----------        ----
MULTI-UTILITIES & UNREGULATED POWER
Dynegy Holdings, Inc.                                    $   85,000        $   93,712        0.05%
  10.125%, due 7/15/13 (c)
Dynegy Holdings, Inc.                                    $  265,000        $  289,513        0.17%
  9.875%, due 7/15/10 (c)
NRG Energy, Inc.                                         $  270,000        $  276,076        0.16%
  8.00%, due 12/15/13 (c)

                                                          SHARES/PRINCIPAL
                                                               AMOUNT         MARKET VALUE   % NET ASSETS
Pacific Electric & Gas Co.                                   $  570,000        $  549,112        0.32%
  6.05%, due 3/1/34
PSE&G Power LLC                                              $1,805,000        $1,910,788        1.10%
  6.875%, due 4/15/06
                                                                               ----------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      $3,119,201        1.80%
                                                                               ----------        ----
OIL & GAS
Belden & Blake Corp.                                         $  105,000        $  106,969        0.06%
  8.75%, due 7/15/12 (c)
BP Canada Finance Co.                                        $  305,000        $  303,766        0.17%
  3.375%, due 10/31/07
Gazprom International S.A                                    $  420,000        $  413,700        0.24%
  7.201%, due 2/1/20 (c)
Kern River Funding Corp.                                     $  645,830        $  631,577        0.36%
  4.893%, due 4/30/18 (c)
Tosco Corp.                                                  $  515,000        $  646,711        0.37%
  8.125%, due 2/15/30
                                                                               ----------        ----
TOTAL OIL & GAS                                                                $2,102,723        1.20%
                                                                               ----------        ----
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                        $  475,000        $  530,812        0.31%
  8.875%, due 5/15/31
Tembec Industries, Inc.                                      $   65,000        $   67,275        0.04%
  8.50%, due 2/1/11
                                                                               ----------        ----
TOTAL PAPER & FOREST PRODUCTS                                                  $  598,087        0.35%
                                                                               ----------        ----
PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                      $  395,000        $  380,904        0.22%
  5.75%, due 10/15/33
                                                                               ----------        ----
TOTAL PERSONAL PRODUCTS                                                        $  380,904        0.22%
                                                                               ----------        ----
PHARMACEUTICALS
Wyeth                                                        $  935,000        $  902,843        0.52%
  5.50%, due 2/1/14
Wyeth                                                        $  310,000        $  295,955        0.17%
  6.50%, due 2/1/34
                                                                               ----------        ----
TOTAL PHARMACEUTICALS                                                          $1,198,798        0.69%
                                                                               ----------        ----
REAL ESTATE
American Real Estate Partners LP/American Real Estate        $  470,000        $  481,750        0.28%
Finance Corp.
  8.125%, due 6/1/12 (c)

                                                              SHARES / PRINCIPAL
                                                                   AMOUNT           MARKET VALUE     % NET ASSETS
CB Richard Ellis Services, Inc.                               $          156,000   $      171,600            0.10%
  9.75%, due 5/15/10
Host Marriot LP                                               $          340,000   $      335,750            0.19%
  7.00%, due 8/15/12 (c)
HRPT Properties Trust                                         $          845,000   $      833,831            0.48%
  5.75%, due 2/15/14
HRPT Properties Trust                                         $          190,000   $      190,931            0.11%
  6.25%, due 8/15/16
iStar Financial, Inc.                                         $          280,000   $      270,920            0.16%
  5.125%, due 4/1/11 (c)
Omega Healthcare Investors, Inc.                              $          260,000   $      247,650            0.14%
  7.00%, due 4/1/14 (c)
Rouse Co. (The)                                               $          290,000   $      277,774            0.16%
  3.625%, due 3/15/09
                                                                                   --------------    ------------
TOTAL REAL ESTATE                                                                  $    2,810,206            1.62%
                                                                                   --------------    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                        $           15,000   $       12,825            0.01%
  7.125%, due 3/15/11
Amkor Technology, Inc.                                        $           20,000   $       17,100            0.01%
  7.75%, due 5/15/13
                                                                                   --------------    ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                     $       29,925            0.02%
                                                                                   --------------    ------------
TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                                $           80,000   $       83,292            0.05%
  7.125%, due 8/1/05
                                                                                   --------------    ------------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                $       83,292            0.05%
                                                                                   --------------    ------------
WIRELESS TELECOMMUNICATION SERVICES
Triton PCS, Inc.                                              $          140,000   $      130,200            0.07%
  8.50%, due 6/1/13
Vodafone Group PLC                                            $        1,190,000   $    1,194,965            0.69%
  3.95%, due 1/30/08
                                                                                   --------------    ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                          $    1,325,165            0.76%
                                                                                   --------------    ------------
TOTAL CORPORATE BONDS                                                              $   55,579,477           31.98%
                                                                                   --------------    ------------
FHLMC
Federal Home Loan Mortgage Corp.                              $          489,407   $      465,828            0.27%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.                              $          780,000   $      772,331            0.44%
  3.625%, due 9/15/08

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
Federal Home Loan Mortgage Corp.                     $        3,141,428    $    3,069,869             1.77%
  5.00%, due 8/1/33 (g)
Federal Home Loan Mortgage Corp.                     $        2,405,000    $    2,420,031             1.39%
  5.00%, due 8/17/19
Federal Home Loan Mortgage Corp.                     $        2,648,394    $    2,665,498             1.53%
  5.50%, due 2/1/33 (g)
                                                                           --------------     ------------
TOTAL FHLMC                                                                $    9,393,557             5.40%
                                                                           --------------     ------------
FNMA
Federal National Mortgage Association                $          898,715    $      962,369             0.55%
  7.50%, due 8/1/31 (g)
Federal National Mortgage Association                $          282,470    $      295,142             0.17%
  6.00%, due 8/1/17
Federal National Mortgage Association                $        9,520,000    $    9,763,950             5.62%
  6.00%, due 8/12/34 (d)
Federal National Mortgage Association                $          255,000    $      276,143             0.16%
  6.25%, due 2/1/11
Federal National Mortgage Association                $          223,346    $      233,361             0.13%
  6.50%, due 10/1/31
Federal National Mortgage Association                $          412,651    $      431,157             0.25%
  6.50%, due 6/1/31 (g)
Federal National Mortgage Association                $          352,648    $      368,463             0.21%
  6.50%, due 8/1/31 (g)
Federal National Mortgage Association                $          214,987    $      224,633             0.13%
  6.50%, due 6/1/32
Federal National Mortgage Association                $          567,046    $      600,279             0.35%
  7.00%, due 2/1/32 (g)
Federal National Mortgage Association                $        1,175,000    $    1,226,902             0.71%
  7.00%, due 7/15/05
Federal National Mortgage Association                $        1,771,171    $    1,819,062             1.05%
  6.00%, due 3/1/33 (g)
Federal National Mortgage Association                $          815,460    $      863,010             0.50%
  7.00%, due 4/1/32 (g)
Federal National Mortgage Association                $        3,809,334    $    3,753,981             2.16%
  4.50%, due 11/1/18 (g)
Federal National Mortgage Association                $       10,365,000    $   10,390,912             5.98%
  5.50%, due 8/12/34 (d)
Federal National Mortgage Association                $        2,860,000    $    2,988,455             1.72%
  5.50%, due 5/2/06

                                                      SHARES / PRINCIPAL
                                                            AMOUNT           MARKET VALUE      % NET ASSETS
Federal National Mortgage Association                 $        1,426,884    $    1,469,068             0.85%
  5.50%, due 2/1/17 (g)
Federal National Mortgage Association                 $        5,215,258    $    5,240,876             3.02%
  5.50%, due 11/1/33 (g)
Federal National Mortgage Association                 $        1,845,000    $    1,868,937             1.08%
  5.25%, due 8/1/12
Federal National Mortgage Association                 $        1,904,317    $    1,922,490             1.11%
  5.00%, due 9/1/17 (g)
Federal National Mortgage Association                 $          790,000    $      879,896             0.51%
  6.625%, due 9/15/09
Federal National Mortgage Association                 $        1,655,000    $    1,613,109             0.93%
  5.00%, due 8/12/34 (d)
Federal National Mortgage Association                 $        1,585,000    $    1,639,681             0.94%
  4.75%, due 1/2/07
Federal National Mortgage Association                 $          670,000    $      643,813             0.37%
  4.625%, due 5/1/13
Federal National Mortgage Association                 $        2,800,505    $    2,759,810             1.59%
  4.50%, due 7/1/18 (g)
Federal National Mortgage Association                 $          915,645    $      902,340             0.52%
  4.50%, due 4/1/18
Federal National Mortgage Association                 $        6,465,000    $    6,616,527             3.81%
  5.50%, due 9/20/19 (d)
                                                                            --------------     ------------
TOTAL FNMA                                                                  $   59,754,366            34.42%
                                                                            --------------     ------------
FOREIGN GOVERNMENT BONDS
FOREIGN GOVERNMENTS
Province of Quebec                                    $          570,000    $      588,875             0.34%
  5.00%, due 7/17/09
Russian Federation Series REGS                        $          488,000    $      448,033             0.26%
5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07
United Mexican States                                 $           90,000    $       89,640             0.05%
  4.625%, due 10/8/08
United Mexican States                                 $          245,000    $      248,920             0.14%
  6.625%, due 3/3/15
United Mexican States                                 $          240,000    $      264,000             0.15%
  7.50%, due 1/14/12
                                                                            --------------     ------------
TOTAL FOREIGN GOVERNMENTS                                                   $    1,639,468             0.94%
                                                                            --------------     ------------
GOVERNMENT AGENCIES
Aries Vermogensverwaltungs GmbH                       $          250,000    $      265,625             0.15%
  9.60%, due 10/25/14 (c)
                                                                            --------------     ------------
TOTAL GOVERNMENT AGENCIES                                                   $      265,625             0.15%
                                                                            --------------     ------------

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
TOTAL FOREIGN GOVERNMENT BONDS                                             $    1,905,093             1.09%
                                                                           --------------     ------------
GNMA
Government National Mortgage Association             $          382,031    $      411,452             0.24%
  7.50%, due 8/15/30 (g)
Government National Mortgage Association             $          130,855    $      135,052             0.08%
  6.00%, due 2/15/29
Government National Mortgage Association             $          818,884    $      844,957             0.49%
  6.00%, due 4/15/29 (g)
Government National Mortgage Association             $        2,020,627    $    2,082,890             1.20%
  6.00%, due 8/15/32 (g)
Government National Mortgage Association             $          120,654    $      126,497             0.07%
  6.50%, due 5/15/29
Government National Mortgage Association             $          235,337    $      246,829             0.14%
  6.50%, due 7/15/28
Government National Mortgage Association             $          121,243    $      130,595             0.08%
  7.50%, due 10/15/29
Government National Mortgage Association             $          485,701    $      523,473             0.30%
  7.50%, due 12/15/28 (g)
                                                                           --------------     ------------
TOTAL GNMA                                                                 $    4,501,745             2.60%
                                                                           --------------     ------------
REVENUE BONDS
Harris County Texas Industrial Development Corp.
  Solid Waste                                        $          390,000    $      392,234             0.23%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                           --------------     ------------
TOTAL REVENUE BONDS                                                        $      392,234             0.23%
                                                                           --------------     ------------
U.S. TREASURY BONDS
United States Treasury Bond                          $          810,000    $      908,529             0.52%
  6.25%, due 8/15/23
United States Treasury Bond                          $        1,820,000    $    2,192,176             1.26%
  6.875%, due 8/15/25
                                                                           --------------     ------------
TOTAL U.S. TREASURY BONDS                                                  $    3,100,705             1.78%
                                                                           --------------     ------------

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
U.S. TREASURY NOTES
United States Treasury Note                          $        5,230,000    $    5,180,968             2.98%
  3.00%, due 2/15/08 (e)
United States Treasury Note                          $        4,520,000    $    4,681,730             2.69%
  4.375%, due 5/15/07 (e)
United States Treasury Note                          $        5,955,000    $    6,166,681             3.55%
  4.625%, due 5/15/06 (e)
United States Treasury Note                          $          265,000    $      276,097             0.16%
  4.875%, due 2/15/12
United States Treasury Note                          $        7,445,000    $    7,771,009             4.47%
  5.75%, due 11/15/05 (e)
United States Treasury Note                          $          300,000    $      328,981             0.19%
  5.75%, due 8/15/10
United States Treasury Note                          $          590,000    $      651,420             0.37%
  6.00%, due 8/15/09
                                                                           --------------     ------------
TOTAL U.S. TREASURY NOTES                                                  $   25,056,886            14.41%
                                                                           --------------     ------------
WARRANTS
MEDIA
 Ono Finance PLC Strike price $0.01
  Expire 2/15/11 (a)(c)(i)                                           60    $            0             0.00%(b)
Ziff Davis Media, Inc. Strike price $0.001
  Expire 8/12/12 (a)(c)                                           1,210    $          121             0.00%(b)
                                                                           --------------     ------------
TOTAL WARRANTS                                                             $          121             0.00%(b)
                                                                           --------------     ------------
YANKEE BONDS (h)
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                           $          170,000    $      173,825             0.10%
  8.00%, due 11/5/06
Petroleum Geo-Services ASA                           $          345,000    $      365,700             0.21%
  10.00%, due 11/5/10
                                                                           --------------     ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                          $      539,525             0.31%
                                                                           --------------     ------------
INSURANCE
Montpelier Re Holdings Ltd.                          $        1,010,000    $    1,021,484             0.59%
  6.125%, due 8/15/13

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
TOTAL INSURANCE                                                            $    1,021,484             0.59%
                                                                           --------------     ------------
MEDIA
Rogers Cablesystem, Ltd.                             $           25,000    $       28,188             0.02%
  11.00%, due 12/1/15
                                                                           --------------     ------------
TOTAL MEDIA                                                                $       28,188             0.02%
                                                                           --------------     ------------
PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                           $          180,000    $      176,154             0.10%
  8.85%, due 8/1/30
Tembec Industries, Inc.                              $          215,000    $      221,986             0.13%
  8.625%, due 6/30/09
                                                                           --------------     ------------
TOTAL PAPER & FOREST PRODUCTS                                              $      398,140             0.23%
                                                                           --------------     ------------
TOTAL YANKEE BONDS                                                         $    1,987,337             1.15%
                                                                           --------------     ------------
COMMERCIAL PAPER
American Express Credit Corp.                        $        3,300,000    $    3,299,656             1.90%
  1.25% due 8/3/04
American Express Credit Corp.                        $        2,870,000    $    2,868,342             1.65%
  1.30% due 8/16/04
American General Finance Corp.                       $          280,000    $      279,971             0.16%
  1.25% due 8/3/04
American General Finance Corp.                       $        3,000,000    $    2,998,158             1.73%
  1.30% due 8/17/04
Federal Home Loan Bank                               $        5,000,000    $    4,999,664             2.88%
  1.21% due 8/2/04
Federal National Mortgage Association                $        3,955,000    $    3,952,224             2.27%
  1.33% due 8/19/04 (g)
Freddie Mac Discount Note                            $        1,360,000    $    1,359,863             0.78%
  1.21% due 8/3/04
General Electric Capital Corp.                       $          740,000    $      739,545             0.43%
  1.30% due 8/17/04
Three Crowns Funding CP                              $        4,025,000    $    4,018,878             2.31%
1.51% due 9/7/04 (f)
UBS Finance (Delaware) LLC                           $        7,365,000    $    7,364,460             4.24%
  1.32% due 8/2/04
Deutsche Bank Financial LLC                          $        4,255,000    $    4,254,702             2.45%
  1.26% due 8/2/04
                                                                           --------------     ------------
TOTAL COMMERCIAL PAPER                                                     $   36,135,463            20.80%
                                                                           --------------     ------------

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
INVESTMENT COMPANIES
AIM Institutional Funds Group (f)                               544,750    $      544,750             0.31%
Merrill Lynch Premier Institutional Fund                      3,943,741    $    3,943,741             2.27%
                                                                           --------------     ------------
TOTAL INVESTMENT COMPANIES                                                 $    4,488,491             2.58%
                                                                           --------------     ------------
MASTER NOTE
Banc of America Securities LLC
   1.4124%, due 2/19/04 (f)                          $        5,150,000    $    5,150,000             2.96%
                                                                           --------------     ------------
TOTAL MASTER NOTE                                                          $    5,150,000             2.96%
                                                                           --------------     ------------
REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.3824%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $1 500,114 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $1,567,567 and a Market
   Value of $1,530,000)                              $        1,500,000    $    1,500,000             0.86%
Credit Suisse First Boston LLC
   1.3624%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $500,037 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $505,442 and a Market
   Value of $510,015)                                $          500,000    $      500,000             0.29%
Lehman Brothers, Inc.
   1.3624%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $500,037 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $638,279 and a Market
   Value of $524,833)                                $          500,000    $      500,000             0.29%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE      % NET ASSETS
Merrill Lynch Pierce Fenner & Smith, Inc.
   1.3924%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $6,100,465 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $6,074,424 and a Market
   Value of $6,405,074)                              $        6,100,000    $    6,100,000             3.51%
Morgan Stanley & Co
   1.3624%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $4,000,299 (f)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $7,221,932 and a Market
   Value of $4,194,283)                              $        4,000,000    $    4,000,000             2.30%
                                                                          ---------------     ------------
TOTAL REPURCHASE AGREEMENTS                                                $   12,600,000             7.25%
                                                                          ---------------     ------------
Total Investments
   (Cost $226,476,785) (j)                                                 $   226,828,63(k)        130.56%
Liabilities in Excess of Cash and Other Assets                            ($   53,039,851)          -30.56%
                                                                          ---------------     ------------
Net Assets                                                                 $  173,788,787           100.00%
                                                                          ===============     ============

(a)   Non-income producing security.

(b)   Less than one-hundredth of a percent.

(c)   May be sold to institutional investors only.

(d) TBA: Securities Purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2004 is $28,384,498.

(e)   Represents securities out on loan or a portion which is out on loan.

(f) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(g)   Segregated or partially segregated as collateral for TBAs.

(h) Yankee bond-dollar-denominated bond issued in the United States by foreign banks and corporations.

(i)   Illiquid security.

(j)   The cost for federal income tax purposes is $226,625,279.

(k) At July 31, 2004 net unrealized appreciation was $203,360, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,787,312 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,583,952.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
MAINSTAY SHORT-TERM BOND FUND
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                            $  190,000      $    189,669        0.19%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2002-1 Class A2                   $  500,000      $    511,395        0.51%
  4.50%, due 1/15/10
MBNA Master Credit Card Trust Series 1997-J Class A                       $  400,000      $    400,039        0.40%
  1.359%, due 2/15/07 (b)
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3                $  310,000      $    308,330        0.31%
  2.27%, due 10/22/07
                                                                                          ------------        ----
TOTAL CONSUMER FINANCE                                                                    $  1,409,433        1.41%
                                                                                          ------------        ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class A1      $1,075,159      $  1,069,584        1.06%
  2.89%, due 7/20/08
                                                                                          ------------        ----
TOTAL CONSUMER LOANS                                                                      $  1,069,584        1.06%
                                                                                          ------------        ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                            $  110,000      $    114,707        0.11%
  5.30%, due 6/15/09
DaimlerChrysler Auto Trust Series 2001-D Class A3                         $   44,117      $     44,155        0.04%
  3.15%, due 11/6/05
                                                                                          ------------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      $    158,862        0.15%
                                                                                          ------------        ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                       $  241,024      $    247,995        0.25%
  6.545%, due 4/7/18
                                                                                          ------------        ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                          $    247,995        0.25%
                                                                                          ------------        ----
TOTAL CORPORATE ASSET-BACKED                                                              $  2,885,874        2.87%
                                                                                          ------------        ----

CORPORATE BONDS
AEROSPACE & DEFENSE
General Dynamics Corp.                                                    $  375,000      $    369,738        0.37%
  2.125%, due 5/15/06

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Honeywell International, Inc.                                             $1,000,000       $1,047,604         1.04%
  6.875%, due 10/3/05
                                                                                           ----------         ----
TOTAL AEROSPACE & DEFENSE                                                                  $1,417,342         1.41%
                                                                                           ----------         ----

BEVERAGES
Coca-Cola Co. (The)                                                       $  630,000       $  637,680         0.63%
  4.00%, due 6/1/05
                                                                                           ----------         ----
TOTAL BEVERAGES                                                                            $  637,680         0.63%
                                                                                           ----------         ----

CAPITAL MARKETS
Merrill Lynch & Co., Inc.                                                 $  750,000       $  750,000         0.75%
  6.55%, due 8/1/04
                                                                                           ----------         ----
TOTAL CAPITAL MARKETS                                                                      $  750,000         0.75%
                                                                                           ----------         ----

COMMERCIAL BANKS
Bank of America Corp.                                                     $  960,000       $1,040,671         1.04%
  7.50%, due 9/15/06
Landwirtschaftliche Rentenbank                                            $1,000,000       $1,030,957         1.03%
  4.50%, due 10/23/06
                                                                                           ----------         ----
TOTAL COMMERCIAL BANKS                                                                     $2,071,628         2.07%
                                                                                           ----------         ----

CONSUMER FINANCE
Household Finance Corp.                                                   $2,530,000       $2,665,373         2.65%
  6.50%, due 1/24/06 ( c)
SLM Corp.                                                                 $1,790,000       $1,805,015         1.80%
  3.50%, due 9/30/06
                                                                                           ----------         ----
TOTAL CONSUMER FINANCE                                                                     $4,470,388         4.45%
                                                                                           ----------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
BellSouth Telecommunications, Inc.                                        $  470,000       $  486,229         0.48%
  6.50%, due 6/15/05
Telefonos de Mexico, S.A. de C.V.                                         $  200,000       $  213,718         0.21%
  8.25%, due 1/26/06
                                                                                           ----------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               $  699,947         0.69%
                                                                                           ----------         ----

ELECTRIC UTILITIES
Alabama Power Co.                                                         $  625,000       $  623,119         0.62%
  2.65%, due 2/15/06
                                                                                           ----------         ----
TOTAL ELECTRIC UTILITIES                                                                   $  623,119         0.62%
                                                                                           ----------         ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                      $  300,000       $  312,655         0.31%
  7.875%, due 6/1/05

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
TOTAL ELECTRICAL EQUIPMENT                                                                $    312,655        0.31%
                                                                                          ------------        ----

FOOD & STAPLES RETAILING
Wal-Mart Stores, Inc.                                                     $  750,000      $    785,392        0.78%
  5.45%, due 8/1/06
                                                                                          ------------        ----
TOTAL FOOD & STAPLES RETAILING                                                            $    785,392        0.78%
                                                                                          ------------        ----

FOOD PRODUCTS
Cargill, Inc.                                                             $1,210,000      $  1,276,892        1.27%
  6.25%, due 5/1/06 (a)
                                                                                          ------------        ----
TOTAL FOOD PRODUCTS                                                                       $  1,276,892        1.27%
                                                                                          ------------        ----

HEALTH CARE PROVIDERS & SERVICES
Quest Diagnostics, Inc.                                                   $1,860,000      $  1,984,192        1.98%
  6.75%, due 7/12/06
                                                                                          ------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    $  1,984,192        1.98%
                                                                                          ------------        ----

MEDIA
Liberty Media Corp.                                                       $  180,000      $    179,325        0.18%
  3.50%, due 9/25/06
                                                                                          ------------        ----
TOTAL MEDIA                                                                               $    179,325        0.18%
                                                                                          ------------        ----

MULTI-UTILITIES & UNREGULATED POWER
PSE&G Power LLC                                                           $  200,000      $    211,722        0.21%
  6.875%, due 4/15/06
Public Service Electric & Gas Co. Series WW                               $1,065,000      $  1,132,774        1.13%
  6.25%, due 1/1/07
                                                                                          ------------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 $  1,344,496        1.34%
                                                                                          ------------        ----

PHARMACEUTICALS
Abbott Laboratories                                                       $1,250,000      $  1,218,214        1.21%
  3.50%, due 2/17/09
Merck & Co., Inc. Series E                                                $1,000,000      $  1,010,451        1.01%
  4.125%, due 1/18/05
                                                                                          ------------        ----
TOTAL PHARMACEUTICALS                                                                     $  2,228,665        2.22%
                                                                                          ------------        ----

THRIFTS & MORTGAGE FINANCE
Washington Mutual, Inc.                                                   $  285,000      $    299,243        0.30%
  5.625%, due 1/15/07
                                                                                          ------------        ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                          $    299,243        0.30%
                                                                                          ------------        ----

TRANSPORTATION INFRASTRUCTURE

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
PSA Corp. Ltd.                                                            $  300,000      $    312,344        0.31%
  7.125%, due 8/1/05 (a)
                                                                                          ------------       -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                                       $    312,344        0.31%
                                                                                          ------------       -----
TOTAL CORPORATE BONDS                                                                     $ 19,393,308       19.31%
                                                                                          ------------       -----

FEDERAL & GOVERNMENT AGENCY
Federal Farm Credit Banks                                                 $  500,000      $    492,278        0.49%
  2.25%, due 9/1/06
Federal Farm Credit Banks                                                 $1,000,000      $  1,008,437        1.00%
  3.875%, due 12/15/04
Federal Farm Credit Banks                                                 $1,000,000      $    997,815        0.99%
  2.125%, due 8/15/05
Freddie Mac                                                               $1,735,000      $  1,711,529        1.70%
  2.50%, due 12/4/06
Freddie Mac Series 3                                                      $3,080,000      $  3,056,808        3.04%
  2.15%, due 2/17/06
Overseas Private Investment Corp.                                         $1,532,723      $  1,501,593        1.50%
  3.74%, due 4/15/15
Sallie Mae, Inc.                                                          $  800,000      $    800,227        0.80%
  1.508%, due 8/27/04 (b)
                                                                                          ------------       -----
TOTAL FEDERAL & GOVERNMENT AGENCY                                                         $  9,568,687        9.52%
                                                                                          ------------       -----
FHLB
Federal Home Loan Bank                                                    $  500,000      $    491,342        0.49%
  3.50%, due 4/22/08
Federal Home Loan Bank                                                    $  500,000      $    502,040        0.50%
  3.625%, due 10/15/04
Federal Home Loan Bank                                                    $  250,000      $    250,229        0.25%
  4.625%, due 8/13/04
Federal Home Loan Bank Series 2704                                        $  500,000      $    503,590        0.50%
  4.125%, due 11/15/04
Federal Home Loan Bank Series 392                                         $  750,000      $    748,081        0.74%
  2.50%, due 3/15/06
                                                                                          ------------       -----
TOTAL FHLB                                                                                $  2,495,282        2.48%
                                                                                          ------------       -----

FHLMC

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Federal Home Loan Mortgage Corp.                                          $  350,000      $    350,000        0.35%
  4.00%, due 8/2/06
Federal Home Loan Mortgage Corp.                                          $   90,215      $     91,956        0.09%
  5.00%, due 1/1/07
Federal Home Loan Mortgage Corp.                                          $1,385,000      $  1,371,383        1.37%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                                          $5,715,000      $  5,601,792        5.58%
  2.375%, due 2/15/07
Federal Home Loan Mortgage Corp. Series 1364 Class K                      $  164,635      $    166,757        0.17%
  5.00%, due 9/15/07
                                                                                          ------------       -----
TOTAL FHLMC                                                                               $  7,581,888        7.56%
                                                                                          ------------       -----

FNMA
Federal National Mortgage Association                                     $  857,332      $    844,874        0.84%
  4.50%, due 11/1/18
Federal National Mortgage Association                                     $2,565,000      $  2,680,204        2.67%
  5.50%, due 5/2/06
Federal National Mortgage Association                                     $  400,000      $    396,744        0.40%
  3.25%, due 11/15/07
Federal National Mortgage Association                                     $  330,000      $    323,027        0.32%
  3.15%, due 5/28/08
Federal National Mortgage Association                                     $7,045,000      $  7,004,393        6.97%
  2.50%, due 6/15/06 ( c)
Federal National Mortgage Association                                     $5,961,000      $  5,845,476        5.82%
  1.75%, due 6/16/06
Federal National Mortgage Association                                     $  164,006      $    176,118        0.18%
  7.50%, due 4/1/31
                                                                                          ------------       -----
TOTAL FNMA                                                                                $ 17,270,836       17.20%
                                                                                          ------------       -----

U.S. TREASURY BONDS
United States Treasury Bond                                               $4,800,000      $  5,096,064        5.07%
  10.00%, due 5/15/10
                                                                                          ------------       -----
TOTAL U.S. TREASURY BONDS                                                                 $  5,096,064        5.07%
                                                                                          ------------       -----

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
U.S. TREASURY NOTES
United States Treasury Note                                               $3,680,000      $  3,816,274        3.80%
  6.75%, due 5/15/05
United States Treasury Note                                               $9,040,000      $  9,172,780        9.13%
  3.50%, due 11/15/06
United States Treasury Note                                               $  300,000      $    310,734        0.31%
  4.375%, due 5/15/07
United States Treasury Note                                               $10,935,00      $ 11,323,707       11.27%
  4.625%, due 5/15/06  ( c)
United States Treasury Note                                               $11,835,00      $ 12,353,244       12.30%
  5.75%, due 11/15/05 ( c)
                                                                                          ------------       -----
TOTAL U.S. TREASURY NOTES                                                                 $ 36,976,739       36.81%
                                                                                          ------------       -----

COMMERCIAL PAPER
Von Karman Funding LLC
    1.4132%, due 8/2/04 (d)                                               $2,830,000      $  2,829,891        2.82%
                                                                                          ------------       -----
TOTAL COMMERCIAL PAPER                                                                    $  2,829,891        2.82%
                                                                                          ------------       -----

INVESTMENT COMPANIES
AIM Institutional Funds Group (d)                                            103,881      $    103,881        0.10%
                                                                                          ------------       -----
TOTAL INVESTMENT COMPANIES                                                                $    103,881        0.10%
                                                                                          ------------       -----

MASTER NOTE
Banc of America Securities LLC
   1.4124%, due 5/3/04 (d)                                                $4,400,000      $  4,400,000        4.38%
                                                                                          ------------       -----
TOTAL MASTER NOTE                                                                         $  4,400,000        4.38%
                                                                                          ------------       -----

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.3824%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $2,000,154 (d)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $2,090,089 and a Market
   Value of $2,040,000)                                                   $2,000,000      $  2,000,000        1.99%
Credit Suisse First Boston LLC
   1.3624%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $3,750,284 (d)

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
   (Collateralized by Various
   Bonds with a Principal Amount
   of $3,790,815 and a Market
   Value of $3,825,115)                                                   $3,750,000      $  3,750,000        3.74%
Lehman Brothers, Inc.
   1.3624%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $3,500,265 (d)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $4,467,951 and a Market
   Value of $3,673,833)                                                   $3,500,000      $  3,500,000        3.48%
Merrill Lynch Pierce Fenner & Smith, Inc.
   1.3924%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $3,510,272 (d)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $3,495,283 and a Market
   Value of $3,685,543)                                                   $3,510,000      $  3,510,000        3.50%
Morgan Stanley & Co., Inc.
   1.3624%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $2,500,189 (d)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $4,513,708 and a Market
   Value of $2,621,427)                                                   $2,500,000      $  2,500,000        2.49%
                                                                                         -------------      ------

TOTAL REPURCHASE AGREEMENTS                                                               $ 15,260,000       15.20%
                                                                                         -------------      ------

Total Investments
   (Cost $124,558,389) (e)                                                                 123,862,450(f)   123.32%

Liabilities in Excess of Cash and Other Assets                                           ($ 23,429,723)     (23.32)
                                                                                         -------------      ------
NET ASSETS                                                                                $100,432,727      100.00%
                                                                                         =============      ======

(a)   May be sold to institutional investors only.

(b)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(c)   Represents securities out on loan or a portion which is out on loan.

(d) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   The cost for federal income tax purposes is $124,561,750.

(f) At July 31, 2004 net unrealized depreciation was $699,300, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value cost of $68,058 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $767,358.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
MAINSTAY MID CAP CORE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Goodrich Corp.                                                                 4,273      $    138,145        0.39%
L-3 Communications Holdings, Inc.                                                964      $     58,949        0.17%
United Defense Industries, Inc. (a)                                            1,730      $     59,944        0.17%
                                                                                          ------------        ----
TOTAL AEROSPACE & DEFENSE                                                                 $    257,038        0.73%
                                                                                          ------------        ----

AIR FREIGHT & LOGISTICS
CNF, Inc.                                                                      1,871      $     77,197        0.22%
J.B. Hunt Transport Services, Inc. (a)                                         2,119      $     81,391        0.23%
Ryder System, Inc.                                                             2,427      $    104,118        0.29%
                                                                                          ------------        ----
TOTAL AIR FREIGHT & LOGISTICS                                                             $    262,706        0.74%
                                                                                          ------------        ----

AIRLINES
AMR Corp.                                                                      4,298      $     36,232        0.10%
                                                                                          ------------        ----
TOTAL AIRLINES                                                                            $     36,232        0.10%
                                                                                          ------------        ----

AUTO COMPONENTS
American Axle & Manufacturing Holdings, Inc. (a)                               1,138      $     39,090        0.11%
Autoliv, Inc.                                                                  3,518      $    148,072        0.42%
BorgWarner, Inc.                                                               1,850      $     87,302        0.25%
Dana Corp.                                                                     5,297      $    102,179        0.29%
Delphi Corp.                                                                   3,976      $     37,812        0.11%
Johnson Controls, Inc.                                                           341      $     19,249        0.05%
Lear Corp. (a)                                                                 1,133      $     62,463        0.18%
TRW Automotive Holdings Corp. (a)                                                248      $      5,158        0.01%
                                                                                          ------------        ----
TOTAL AUTO COMPONENTS                                                                     $    501,325        1.42%
                                                                                          ------------        ----

BEVERAGES
Adolph Coors Co. Class B                                                         815      $     56,040        0.16%
Pepsi Bottling Group, Inc. (The)                                               5,655      $    157,492        0.44%
PepsiAmericas, Inc.                                                            2,633      $     49,423        0.14%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
TOTAL BEVERAGES                                                                           $    262,955        0.74%
                                                                                          ------------        ----

BIOTECHNOLOGY
Affymetrix, Inc. (a)                                                           1,127      $     30,440        0.09%
Charles River Laboratories International, Inc. (a)                               467      $     21,048        0.06%
IDEXX Laboratories, Inc. (a)                                                     289      $     14,563        0.04%
ImClone Systems, Inc. (a)                                                      1,140      $     67,169        0.19%
OSI Pharmaceuticals, Inc. (a)                                                    412      $     24,761        0.07%
Protein Design Labs, Inc. (a)                                                  2,533      $     41,035        0.12%
                                                                                          ------------        ----
TOTAL BIOTECHNOLOGY                                                                       $    199,016        0.57%
                                                                                          ------------        ----
BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                               5,014      $    189,980        0.53%
                                                                                          ------------        ----
TOTAL BUILDING PRODUCTS                                                                   $    189,980        0.53%
                                                                                          ------------        ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                                               664      $     21,580        0.06%
Ameritrade Holding Corp. (a)                                                   4,403      $     48,829        0.14%
BlackRock, Inc. (a)                                                              681      $     42,188        0.12%
E*TRADE Financial Corp. (a)                                                   12,369      $    136,925        0.39%
Jefferies Group, Inc.                                                            524      $     16,423        0.05%
Nuveen Investments Class A                                                       162      $      4,115        0.01%
T.Rowe Price Group, Inc.                                                       2,932      $    135,517        0.38%
                                                                                          ------------        ----
TOTAL CAPITAL MARKETS                                                                     $    405,577        1.15%
                                                                                          ------------        ----

CHEMICALS
Cabot Corp.                                                                    1,790      $     68,163        0.19%
Eastman Chemical Co.                                                           1,056      $     47,182        0.13%
Engelhard Corp.                                                                3,414      $    100,372        0.28%
International Flavors & Fragrances, Inc.                                         853      $     31,169        0.09%
Lyondell Chemical Co.                                                          1,110      $     20,179        0.06%
Monsanto Co.                                                                   9,477      $    343,635        0.97%
PPG Industries, Inc.                                                           1,328      $     78,285        0.22%
Praxair, Inc.                                                                  5,097      $    201,077        0.57%
Rohm & Haas Co.                                                                1,622      $     63,582        0.18%
RPM International, Inc.                                                          440      $      6,622        0.02%
Scotts Co. (The) (a)                                                              31      $      1,891        0.01%
Sigma-Aldrich Corp.                                                              700      $     40,208        0.11%
                                                                                          ------------        ----
TOTAL CHEMICALS                                                           `               $  1,002,365        2.83%
                                                                                          ------------        ----

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
COMMERCIAL BANKS
Associated Banc-Corp                                                           1,765      $     53,144        0.15%
Bank of Hawaii Corp.                                                             983      $     44,167        0.12%
First Horizon National Corp.                                                   2,676      $    118,841        0.33%
Comerica, Inc.                                                                 1,755      $    102,615        0.29%
Commerce Bancorp, Inc.                                                         1,286      $     64,737        0.18%
First Horizon National Corp.                                                   1,030      $     44,650        0.13%
Hudson United Bancorp                                                            454      $     15,550        0.04%
International Bancshares Corp.                                                   388      $     14,957        0.04%
Marshall & Ilsley Corp.                                                        1,054      $     40,484        0.11%
National City Corp.                                                            1,290      $     47,121        0.13%
North Fork Bancorporation, Inc.                                                1,110      $     43,346        0.12%
Regions Financial Corp.                                                        2,746      $     81,558        0.23%
Sky Financial Group, Inc.                                                        327      $      7,635        0.02%
SouthTrust Corp.                                                               5,368      $    208,225        0.59%
TCF Financial Corp.                                                            1,901      $    114,820        0.32%
UnionBanCal Corp.                                                                 75      $      4,354        0.01%
Unizan Financial Corp.                                                         3,705      $    101,517        0.29%
                                                                                          ------------        ----
TOTAL COMMERCIAL BANKS                                                                    $  1,107,721        3.10%
                                                                                          ------------        ----

COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                                             10,369      $     95,810        0.27%
ARAMARK Corp. (a)                                                              3,767      $    101,031        0.28%
Brink's Co. (The)                                                              2,102      $     68,000        0.19%
Career Education Corp. (a)                                                       841      $     28,434        0.08%
Copart, Inc. (a)                                                               2,437      $     54,223        0.15%
Deluxe Corp.                                                                     505      $     22,245        0.06%
Hewitt Associates, Inc. (a)                                                    1,121      $     29,931        0.08%
IKON Office Solutions, Inc.                                                    3,193      $     37,901        0.11%
ITT Educational Services, Inc. (a)                                               473      $     15,066        0.04%
ServiceMaster Co. (The)                                                        5,356      $     62,558        0.18%
University of Phoenix Online (a)                                                 190      $     16,373        0.05%
                                                                                          ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      $    531,572        1.49%
                                                                                          ------------        ----

COMMUNICATIONS EQUIPMENT
Andrew Corp. (a)                                                               2,946      $     31,964        0.09%
Avaya, Inc.                                                                   10,603      $    155,334        0.44%
Harris Corp. (a)                                                               2,467      $    117,132        0.33%
Juniper Networks, Inc. (a)                                                    12,168      $    279,378        0.79%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Plantronics, Inc. (a)                                                          1,766      $     68,309        0.19%
Polycom, Inc. (a)                                                              1,033      $     19,916        0.06%
Scientific-Atlanta, Inc. (a)                                                   1,582      $     48,646        0.14%
Tellabs, Inc. (a)                                                              4,393      $     39,141        0.11%
                                                                                          ------------        ----
TOTAL COMMUNICATIONS EQUIPMENT                                                            $    759,820        2.15%
                                                                                          ------------        ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                                                       3,171      $    102,550        0.29%
NCR Corp. (a)                                                                  3,509      $    162,923        0.46%
Storage Technology Corp. (a)                                                   3,004      $     74,950        0.21%
                                                                                          ------------        ----
TOTAL COMPUTERS & PERIPHERALS                                                             $    340,423        0.96%
                                                                                          ------------        ----

CONSTRUCTION MATERIALS
Lafarge North America, Inc.                                                      434      $     18,181        0.05%
Martin Marietta Materials, Inc.                                                1,301      $     56,919        0.16%
Vulcan Materials Co.                                                           2,750      $    130,954        0.37%
                                                                                          ------------        ----
TOTAL CONSTRUCTION MATERIALS                                                              $    206,054        0.58%
                                                                                          ------------        ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                                          5,843      $    111,600        0.31%
Providian Financial Corp. (a)                                                 10,807      $    149,569        0.42%
WFS Financial, Inc. (a)                                                        1,004      $     45,933        0.13%
                                                                                          ------------        ----
TOTAL CONSUMER FINANCE                                                                    $    307,102        0.86%
                                                                                          ------------        ----

CONTAINERS & PACKAGING
Ball Corp.                                                                     2,089      $    150,784        0.42%
Bemis Co., Inc.                                                                1,972      $     52,218        0.15%
Owens-Illinois, Inc. (a)                                                       2,031      $     29,856        0.08%
Pactiv Corp. (a)                                                               1,273      $     30,017        0.08%
Sonoco Products Co.                                                              285      $      7,384        0.02%
Temple-Inland, Inc.                                                            2,052      $    140,049        0.39%
                                                                                          ------------        ----
TOTAL CONTAINERS & PACKAGING                                                              $    410,308        1.14%
                                                                                          ------------        ----

DISTRIBUTORS
Genuine Parts Co.                                                              1,768      $     66,707        0.19%
                                                                                          ------------        ----
TOTAL DISTRIBUTORS                                                                        $     66,707        0.19%
                                                                                          ------------        ----

DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange (The)                                              1,225      $    153,738        0.43%
CIT Group, Inc.                                                                7,538      $    262,021        0.74%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Instinet Group, Inc. (a)                                                       4,605      $     20,584        0.06%
Moody's Corp.                                                                  4,472      $    304,543        0.86%
Principal Financial Group, Inc. (a)                                           10,095      $    343,129        0.96%
                                                                                          ------------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      $  1,084,015        3.05%
                                                                                          ------------        ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Citizens Communications Co. (a)                                                6,031      $     86,846        0.24%
IDT Corp. Class B (a)                                                          1,499      $     23,609        0.07%
NTL, Inc. (a)                                                                  2,556      $    133,218        0.37%
Qwest Communications International, Inc. (a)                                   4,488      $     17,458        0.05%
                                                                                          ------------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                              $    261,131        0.73%
                                                                                          ------------        ----

ELECTRIC UTILITIES
Allegheny Energy, Inc.                                                         2,347      $     34,830        0.10%
Alliant Energy Corp.                                                           4,134      $    107,113        0.30%
CenterPoint Energy, Inc.                                                      10,243      $    118,920        0.33%
Cinergy Corp.                                                                  1,823      $     69,730        0.20%
DPL, Inc.                                                                      3,977      $     79,341        0.22%
Edison International (a)                                                      11,600      $    310,881        0.87%
Great Plains Energy, Inc.                                                      1,290      $     37,010        0.10%
Hawaiian Electric Industries, Inc.                                               901      $     23,002        0.06%
Northeast Utilities                                                            4,503      $     84,206        0.24%
NSTAR                                                                            988      $     46,238        0.13%
OGE Energy Corp.                                                               1,307      $     32,532        0.09%
PG&E Corp. (a)                                                                 9,130      $    260,571        0.73%
Pinnacle West Capital Corp.                                                       61      $      2,470        0.01%
PPL Corp.                                                                      6,333      $    293,535        0.83%
TECO Energy, Inc.                                                              3,517      $     45,368        0.13%
Texas Genco Holdings, Inc.                                                       554      $     25,700        0.07%
TXU Corp.                                                                      9,588      $    380,260        1.07%
Wisconsin Energy Corp.                                                         1,222      $     39,288        0.11%
Xcel Energy, Inc.                                                             14,823      $    253,473        0.71%
                                                                                          ------------        ----
TOTAL ELECTRIC UTILITIES                                                                  $  2,244,468        6.30%
                                                                                          ------------        ----

ELECTRICAL EQUIPMENT
AMETEK, Inc.                                                                     682      $     21,033        0.06%
Hubbell, Inc.                                                                  2,248      $    101,608        0.29%
Rockwell Automation, Inc.                                                      2,394      $     89,559        0.25%
                                                                                          ------------        ----
TOTAL ELECTRICAL EQUIPMENT                                                                $    212,200        0.60%
                                                                                          ------------        ----

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                                                        56      $      1,760        0.00%
Arrow Electronics, Inc. (a)                                                    4,273      $    101,099        0.28%
Avnet, Inc. (a)                                                                4,523      $     87,838        0.25%
AVX Corp.                                                                        165      $      2,057        0.01%
Ingram Micro, Inc. (a)                                                         2,227      $     31,735        0.09%
PerkinElmer, Inc.                                                              4,147      $     72,904        0.21%
Sanmina-SCI Corp. (a)                                                         13,147      $     96,499        0.27%
Solectron Corp. (a)                                                            8,671      $     47,691        0.13%
Tech Data Corp. (a)                                                              482      $     18,056        0.05%
Thermo Electron Corp. (a)                                                      2,078      $     53,446        0.15%
Vishay Intertechnology, Inc. (a)                                               2,717      $     42,113        0.12%
Waters Corp. (a)                                                               2,203      $     96,667        0.27%
                                                                                          ------------        ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                  $    651,865        1.83%
                                                                                          ------------        ----

ENERGY EQUIPMENT & SERVICES
Grant Prideco, Inc. (a)                                                        1,237      $     23,367        0.07%
Smith International, Inc. (a)                                                  1,057      $     61,602        0.17%
                                                                                          ------------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                         $     84,969        0.24%
                                                                                          ------------        ----

FOOD & STAPLES RETAILING
7-Eleven, Inc. (a)                                                               937      $     16,069        0.05%
Albertson's, Inc.                                                              3,656      $     89,170        0.25%
Rite Aid Corp. (a)                                                             5,233      $     25,694        0.07%
SUPERVALU, Inc.                                                                5,049      $    144,199        0.41%
Whole Foods Market, Inc. (a)                                                   2,033      $    167,356        0.47%
                                                                                          ------------        ----
TOTAL FOOD & STAPLES RETAILING                                                            $    442,488        1.25%
                                                                                          ------------        ----
FOOD PRODUCTS
Hormel Foods Corp.                                                             1,238      $     36,743        0.10%
Pilgrim's Pride Corp. Class B                                                    561      $     15,730        0.04%
Tyson Foods, Inc.                                                              8,038      $    153,205        0.43%
                                                                                          ------------        ----
TOTAL FOOD PRODUCTS                                                                       $    205,678        0.57%
                                                                                          ------------        ----

GAS UTILITIES
KeySpan Corp.                                                                  1,333      $     47,975        0.13%
Kinder Morgan, Inc.                                                            3,551      $    213,096        0.60%
Sempra Energy                                                                  4,275      $    152,830        0.43%
                                                                                          ------------        ----
TOTAL GAS UTILITIES                                                                       $    413,901        1.16%
                                                                                          ------------        ----

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Bausch & Lomb, Inc.                                                            1,964      $    120,963        0.34%
Biomet, Inc. (a)                                                                 212      $      9,326        0.03%
C.R. Bard, Inc.                                                                1,057      $     58,346        0.16%
Cytyc Corp. (a)                                                                2,058      $     49,742        0.14%
Dade Behring Holdings, Inc. (a)                                                1,540      $     76,523        0.22%
Hillenbrand Industries, Inc.                                                     456      $     25,896        0.07%
Kinetic Concepts, Inc. (a)                                                       665      $     29,872        0.08%
Nektar Therapeutics (a)                                                          695      $     12,190        0.03%
Respironics, Inc. (a)                                                          1,000      $     55,721        0.16%
Varian Medical Systems, Inc. (a)                                                 815      $     56,244        0.16%
                                                                                          ------------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                    $    494,823        1.39%
                                                                                          ------------        ----

HEALTH CARE PROVIDERS & SERVICES
Accredo Health, Inc. (a)                                                       1,304      $     42,250        0.12%
Andrx Group (a)                                                                1,944      $     50,427        0.14%
CIGNA Corp.                                                                    4,904      $    304,098        0.86%
Covance, Inc. (a)                                                              2,330      $     85,488        0.24%
Coventry Health Care, Inc. (a)                                                   909      $     46,459        0.13%
DaVita, Inc. (a)                                                               3,689      $    112,034        0.32%
Express Scripts, Inc. (a)                                                      1,153      $     75,637        0.21%
Humana, Inc. (a)                                                               1,668      $     30,207        0.08%
IMS Health, Inc.                                                               1,953      $     47,341        0.13%
Manor Care, Inc. (a)                                                           2,394      $     74,813        0.21%
Medco Health Solutions, Inc. (a)                                               5,021      $    152,136        0.43%
PacifiCare Health Systems, Inc. (a)                                            3,192      $     97,580        0.27%
Quest Diagnostics, Inc.                                                        1,910      $    156,773        0.44%
Renal Care Group, Inc. (a)                                                     1,934      $     61,617        0.17%
Service Corp. International (a)                                               11,409      $     72,448        0.20%
Triad Hospitals, Inc. (a)                                                      2,187      $     74,489        0.21%
VCA Antech, Inc. (a)                                                             900      $     37,827        0.11%
WellChoice, Inc. (a)                                                             825      $     30,196        0.08%
                                                                                          ------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    $  1,551,820        4.35%
                                                                                          ------------        ----

HOTELS, RESTAURANTS & LEISURE
Applebee's International, Inc.                                                 1,534      $     40,866        0.11%
Brinker International, Inc. (a)                                                2,577      $     92,282        0.26%
Caesars Entertainment, Inc.(a)                                                11,408      $    168,041        0.47%
Choice Hotels International, Inc. (a)                                            684      $     35,979        0.10%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Darden Restaurants, Inc.                                                       4,914      $    104,816        0.29%
GTECH Holdings Corp. (a)                                                       1,599      $     67,750        0.19%
Harrah's Entertainment, Inc. (a)                                               4,183      $    194,468        0.55%
Hilton Hotels Corp.                                                            3,886      $     69,287        0.19%
Mandalay Resort Group (a)                                                        858      $     57,915        0.16%
MGM Mirage, Inc. (a)                                                           2,204      $     97,307        0.27%
Outback Steakhouse, Inc. (a)                                                     649      $     26,356        0.07%
Ruby Tuesday, Inc.                                                               689      $     19,905        0.06%
Starwood Hotels & Resorts Worldwide, Inc.                                      7,375      $    331,875        0.93%
Station Casinos, Inc.                                                          1,571      $     67,867        0.19%
Yum! Brands, Inc. (a)                                                          9,309      $    357,372        1.00%
                                                                                          ------------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                       $  1,732,086        4.84%
                                                                                          ------------        ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                                     2,936      $    205,256        0.58%
Centex Corp.                                                                   2,956      $    125,393        0.35%
D.R. Horton, Inc.                                                              1,937      $     53,519        0.15%
Harman International Industries, Inc.                                          2,179      $    186,805        0.53%
KB HOME                                                                          364      $     23,314        0.07%
Lennar Corp.                                                                   1,364      $     58,215        0.16%
M.D.C. Holdings, Inc.                                                            193      $     12,960        0.04%
Maytag Corp.                                                                   1,472      $     30,176        0.08%
Newell Rubbermaid, Inc.                                                        2,786      $     60,178        0.17%
NVR, Inc. (a)                                                                    197      $     91,802        0.26%
Stanley Works (The)                                                            2,610      $    110,664        0.31%
Whirlpool Corp.                                                                  399      $     24,914        0.07%
                                                                                          ------------        ----
TOTAL HOUSEHOLD DURABLES                                                                  $    983,196        2.77%
                                                                                          ------------        ----

HOUSEHOLD PRODUCTS
Energizer Holdings, Inc. (a)                                                   1,513      $     57,645        0.16%
                                                                                          ------------        ----
TOTAL HOUSEHOLD PRODUCTS                                                                  $     57,645        0.16%
                                                                                          ------------        ----
INDUSTRIAL CONGLOMERATES
Alleghany Corp. (a)                                                              173      $     46,796        0.13%
ALLETE, Inc.                                                                   3,274      $     90,755        0.26%
Carlisle Cos., Inc.                                                              109      $      6,920        0.02%
Textron, Inc.                                                                  4,398      $    269,598        0.76%
                                                                                          ------------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                                            $    414,069        1.17%
                                                                                          ------------        ----

INSURANCE

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Allmerica Financial Corp. (a)                                                    990      $     29,512        0.08%
Ambac Financial Group, Inc.                                                    3,572      $    254,005        0.71%
American Financial Group, Inc.                                                 1,380      $     40,973        0.12%
Aon Corp.                                                                      5,815      $    153,749        0.43%
Cincinnati Financial Corp.                                                     4,936      $    196,848        0.55%
CNA Financial Corp.                                                              259      $      6,832        0.02%
Conseco, Inc.                                                                  3,888      $     69,906        0.20%
Fidelity National Financial, Inc.                                              1,337      $     48,466        0.14%
First American Corp.                                                           2,109      $     56,646        0.16%
Gallagher (Arthur J.) & Co.                                                    1,673      $     51,812        0.15%
Genworth Financial, Inc.                                                       1,468      $     33,382        0.09%
HCC Insurance Holdings, Inc.                                                   2,393      $     72,507        0.20%
Lincoln National Corp.                                                         6,120      $    267,443        0.75%
Loews Corp.                                                                    5,293      $    299,742        0.84%
Mercury General Corp.                                                            482      $     22,716        0.06%
Nationwide Financial Services, Inc.                                            2,082      $     73,848        0.21%
Odyssey Re Holdings Corp.                                                        430      $     10,040        0.03%
Protective Life Corp.                                                          1,871      $     67,824        0.19%
SAFECO Corp.                                                                   4,007      $    188,569        0.53%
StanCorp Financial Group, Inc.                                                    67      $      4,710        0.01%
Torchmark Corp.                                                                3,198      $    167,191        0.47%
Transatlantic Holdings, Inc.                                                     965      $     54,647        0.15%
Unitrin, Inc.                                                                  1,718      $     71,555        0.20%
UnumProvident Corp.                                                            6,758      $    107,791        0.30%
W. R. Berkley Corp.                                                            2,644      $    108,246        0.30%
Wesco Financial Corp.                                                             13      $      4,563        0.01%
                                                                                          ------------        ----
TOTAL INSURANCE                                                                           $  2,463,523        6.90%
                                                                                          ------------        ----

INTERNET & CATALOG RETAIL
Netflix, Inc. (a)                                                              1,283      $     26,302        0.07%
                                                                                          ------------        ----
TOTAL INTERNET & CATALOG RETAIL                                                           $     26,302        0.07%
                                                                                          ------------        ----

INTERNET SOFTWARE & SERVICES
Akamai Technologies, Inc. (a)                                                    893      $     13,332        0.04%
VeriSign, Inc. (a)                                                             9,202      $    161,127        0.45%
                                                                                          ------------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                                        $    174,459        0.49%
                                                                                          ------------        ----

IT SERVICES
Acxiom Corp. (a)                                                               2,804      $     61,688        0.17%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
CheckFree Corp. (a)                                                            2,168      $     65,126        0.18%
Cognizant Technology Solutions Corp. (a)                                       1,340      $     36,917        0.10%
Computer Sciences Corp. (a)                                                      405      $     19,136        0.05%
DST Systems, Inc. (a)                                                          2,773      $    126,337        0.36%
Sabre Holdings Corp. (a)                                                       1,407      $     35,921        0.10%
                                                                                          ------------        ----
TOTAL IT SERVICES                                                                         $    345,125        0.96%
                                                                                          ------------        ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                                3,512      $    137,073        0.39%
Hasbro, Inc.                                                                   3,453      $     62,741        0.18%
Polaris Industries, Inc.                                                         988      $     47,226        0.13%
                                                                                          ------------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                        $    247,040        0.70%
                                                                                          ------------        ----

MACHINERY
Briggs & Stratton Corp.                                                          831      $     69,388        0.20%
Crane Co.                                                                        535      $     14,884        0.04%
Cummins, Inc.                                                                  1,027      $     71,303        0.20%
Dover Corp.                                                                    1,690      $     67,059        0.19%
Eaton Corp.                                                                    2,778      $    179,570        0.50%
Graco, Inc.                                                                      933      $     29,371        0.08%
Harsco Corp.                                                                   1,523      $     68,353        0.19%
ITT Industries, Inc.                                                           2,772      $    221,622        0.62%
Oshkosh Truck Corp.                                                              658      $     34,854        0.10%
PACCAR, Inc.                                                                   4,407      $    264,245        0.74%
Pall Corp.                                                                     1,300      $     30,121        0.08%
Parker-Hannifin Corp.                                                          4,284      $    245,816        0.69%
Pentair, Inc.                                                                  2,683      $     84,031        0.24%
Timken Co. (The)                                                               1,950      $     48,438        0.14%
                                                                                          ------------        ----
TOTAL MACHINERY                                                                           $  1,429,055        4.01%
                                                                                          ------------        ----

MEDIA
Cablevision Systems Corp. New York Group Class A                               1,743      $     30,450        0.09%
Getty Images, Inc.                                                               794      $     43,368        0.12%
Lamar Advertising Co.                                                            840      $     33,776        0.09%
McClatchy Co. (The)                                                              340      $     23,443        0.07%
Media General, Inc.                                                              197      $     11,773        0.03%
Meredith Corp.                                                                   245      $     12,956        0.04%
PanAmSat Corp.                                                                   509      $     11,824        0.03%
Radio One, Inc. Class D                                                          674      $     10,251        0.03%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Regal Entertainment Group                                                      1,524      $     28,698        0.08%
Sirius Satellite Radio, Inc.                                                  26,236      $     66,378        0.19%
UnitedGlobalCom, Inc. (a)                                                      7,357      $     46,643        0.13%
Wiley (John) & Sons, Inc.                                                        868      $     28,088        0.08%
XM Satellite Radio Holdings, Inc. Class A (a)                                  4,054      $    106,984        0.30%\
                                                                                          ------------        ----
TOTAL MEDIA                                                                               $    454,632        1.28%
                                                                                          ------------        ----

METALS & MINING
Arch Coal, Inc.                                                                2,026      $     68,418        0.19%
CONSOL Energy, Inc.                                                            3,342      $    119,777        0.34%
Freeport-McMoRan Copper & Gold, Inc. (a)                                       2,871      $    100,054        0.28%
Massey Energy Co.                                                              1,399      $     38,683        0.11%
Nucor Corp.                                                                    2,928      $    244,928        0.69%
Peabody Energy Corp.                                                             738      $     41,461        0.12%
Phelps Dodge Corp. (a)                                                         3,330      $    259,540        0.73%
United States Steel Corp.                                                      4,137      $    157,785        0.44%
Worthington Industries, Inc.                                                   1,748      $     35,799        0.10%
                                                                                          ------------        ----
TOTAL METALS & MINING                                                                     $  1,066,445        3.00%
                                                                                          ------------        ----

MULTILINE RETAIL
Dillard's, Inc.                                                                2,232      $     50,867        0.14%
Federated Department Stores, Inc. (a)                                          6,433      $    308,269        0.87%
J.C. Penney Co., Inc. Holding Co.                                              8,683      $    347,320        0.98%
Kmart Holding Corp.                                                            1,752      $    135,657        0.38%
May Department Stores Co. (The)                                                7,823      $    207,544        0.58%
Neiman Marcus Group Inc. (The) (a)                                               444      $     24,220        0.07%
Nordstrom, Inc.                                                                4,009      $    175,995        0.49%
Saks, Inc. (a)                                                                 4,788      $     62,484        0.18%
Sears, Roebuck and Co.                                                         3,969      $    145,582        0.41%
                                                                                          ------------        ----
TOTAL MULTILINE RETAIL                                                                    $  1,457,938        4.10%
                                                                                          ------------        ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                                           23,630      $    228,031        0.64%
Constellation Energy Group, Inc.                                               1,743      $     67,192        0.19%
Dynegy, Inc. Class A (a)                                                       8,843      $     37,140        0.10%
Energy East Corp.                                                              1,219      $     29,695        0.08%
MDU Resources Group, Inc.                                                      1,184      $     28,949        0.08%
National Fuel Gas Co.                                                          1,935      $     49,419        0.14%
NRG Energy, Inc. (a)                                                             795      $     21,139        0.06%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Questar Corp.                                                                  2,210      $     90,566        0.25%
Reliant Energy, Inc. (a)                                                      11,000      $    108,680        0.31%
Westar Energy, Inc.                                                            1,597      $     32,211        0.09%
Williams Cos., Inc. (The)                                                     18,996      $    230,802        0.65%
                                                                                          ------------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 $    923,824        2.59%
                                                                                          ------------        ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                                               25,023      $    346,819        0.98%
                                                                                          ------------        ----
TOTAL OFFICE ELECTRONICS                                                                  $    346,819        0.98%
                                                                                          ------------        ----

OIL & GAS
Amerada Hess Corp.                                                             2,872      $    239,381        0.67%
Ashland, Inc.                                                                  2,608      $    136,321        0.38%
Chesapeake Energy Corp. (a)                                                    2,012      $     30,884        0.09%
EOG Resources, Inc.                                                            1,181      $     75,053        0.21%
Evergreen Resources, Inc.                                                        792      $     32,408        0.09%
Kerr-McGee Corp.                                                               5,127      $    269,220        0.76%
Marathon Oil Corp.                                                            10,223      $    385,102        1.08%
Newfield Exploration Co. (a)                                                   1,508      $     89,077        0.25%
Noble Energy, Inc.                                                             2,181      $    120,631        0.34%
Patina Oil & Gas Corp.                                                         1,900      $     56,031        0.16%
Pioneer Natural Resources Co.                                                  1,388      $     50,037        0.14%
Pogo Producing Co.                                                             1,709      $     75,845        0.21%
Premcor, Inc. (a)                                                                392      $     14,073        0.04%
Sunoco, Inc.                                                                   2,802      $    191,012        0.54%
Unocal Corp.                                                                   6,816      $    264,188        0.74%
Valero Energy Corp.                                                            4,585      $    343,508        0.97%
Western Gas Resources, Inc.                                                      537      $     18,092        0.05%
XTO Energy, Inc.                                                               9,106      $    272,269        0.77%
                                                                                          ------------        ----
TOTAL OIL & GAS                                                                           $  2,663,132        7.49%
                                                                                          ------------        ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                                          9,079      $    305,055        0.86%
Louisiana-Pacific Corp. (a)                                                    4,040      $     95,667        0.27%
Rayonier, Inc.                                                                 1,833      $     80,615        0.23%
                                                                                          ------------        ----
TOTAL PAPER & FOREST PRODUCTS                                                             $    481,337        1.36%
                                                                                          ------------        ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc. (The) Class A                                          4,011      $    176,082        0.50%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
TOTAL PERSONAL PRODUCTS                                                                   $    176,082        0.50%
                                                                                          ------------        ----
PHARMACEUTICALS
Endo Pharmaceuticals Holdings, Inc. (a)                                        1,131      $     21,715        0.06%
Eon Labs, Inc. (a)                                                               275      $      8,008        0.02%
Medicis Pharmaceutical Corp. Class A (a)                                         665      $     23,788        0.07%
Sepracor, Inc. (a)                                                             1,577      $     72,495        0.20%
Tularik, Inc. (a)                                                                736      $     18,355        0.05%
                                                                                          ------------        ----
TOTAL PHARMACEUTICALS                                                                     $    144,361        0.40%
                                                                                          ------------        ----

REAL ESTATE
Archstone-Smith Trust                                                            251      $      7,387        0.02%
Arden Realty, Inc.                                                               943      $     28,667        0.08%
Boston Properties, Inc.                                                          426      $     22,535        0.06%
CBL & Associates Properties, Inc.                                                793      $     43,694        0.12%
Crescent Real Estate Equity Co.                                                  196      $      3,079        0.01%
Developers Diversified Realty Corp.                                              439      $     15,751        0.04%
Forest City Enterprises, Inc.                                                    320      $     16,768        0.05%
Host Marriot Corp. (a)                                                         9,865      $    127,752        0.36%
Liberty Property Trust                                                           876      $     33,638        0.09%
Macerich Co. (The)                                                             1,091      $     52,258        0.15%
Public Storage, Inc.                                                             486      $     22,905        0.06%
Reckson Associates Realty Corp.                                                1,806      $     50,044        0.14%
Simon Property Group, Inc.                                                     3,359      $    173,357        0.49%
Trizec Properties, Inc.                                                        3,289      $     52,789        0.15%
Ventas, Inc.                                                                   2,257      $     57,599        0.16%
                                                                                          ------------        ----
TOTAL REAL ESTATE                                                                         $    708,223        1.98%
                                                                                          ------------        ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                             7,807      $    276,992        0.78%
Norfolk Southern Corp.                                                         7,967      $    212,638        0.60%
                                                                                          ------------        ----
TOTAL ROAD & RAIL                                                                         $    489,630        1.38%
                                                                                          ------------        ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                                              13,122      $    163,894        0.46%
Agere Systems, Inc. (a)                                                        4,560      $      5,153        0.01%
Amkor Technology, Inc. (a)                                                       298      $      1,207        0.00%
Atmel Corp. (a)                                                               15,708      $     67,231        0.19%
Cypress Semiconductor Corp. (a)                                                1,273      $     14,436        0.04%
Fairchild Semiconductor International, Inc. (a)                                2,990      $     43,922        0.12%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
International Rectifier Corp. (a)                                              1,231      $     48,256        0.14%
Micron Technology, Inc. (a)                                                    4,808      $     65,052        0.18%
National Semiconductor Corp. (a)                                               9,672      $    165,875        0.47%
PMC-Sierra, Inc. (a)                                                           2,328      $     27,656        0.08%
Silicon Laboratories, Inc. (a)                                                   685      $     24,174        0.07%
                                                                                          ------------        ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                            $    626,856        1.76%
                                                                                          ------------        ----

SOFTWARE
Activision, Inc. (a)                                                           5,007      $     73,353        0.21%
Autodesk, Inc.                                                                 4,312      $    173,343        0.49%
BMC Software, Inc. (a)                                                         8,321      $    130,474        0.37%
Citrix Systems, Inc. (a)                                                       1,416      $     24,950        0.07%
Compuware Corp. (a)                                                           10,936      $     54,022        0.15%
Novell, Inc. (a)                                                               4,950      $     33,858        0.10%
Red Hat, Inc. (a)                                                              1,902      $     32,562        0.09%
Sybase, Inc. (a)                                                               1,004      $     14,628        0.04%
TIBCO Software, Inc. (a)                                                       3,960      $     27,997        0.08%
                                                                                          ------------        ----
TOTAL SOFTWARE                                                                            $    565,187        1.60%
                                                                                          ------------        ----

SPECIALTY RETAIL
Abercrombie & Fitch Co. (a)                                                    2,524      $     93,085        0.26%
Advanced Auto Parts, Inc. (a)                                                  2,001      $     74,277        0.21%
American Eagle Outfitters, Inc. (a)                                            1,433      $     46,960        0.13%
AnnTaylor Stores Corp. (a)                                                     2,529      $     67,878        0.19%
AutoZone, Inc. (a)                                                             1,081      $     83,453        0.23%
Barnes & Noble, Inc. (a)                                                       1,445      $     49,680        0.14%
Boise Cascade Corp.                                                            1,458      $     47,021        0.13%
Borders Group, Inc. (a)                                                        1,329      $     30,394        0.09%
Claire's Stores, Inc.                                                          2,378      $     54,813        0.15%
Foot Locker, Inc. (a)                                                          3,946      $     88,785        0.25%
Limited Brands                                                                14,736      $    301,204        0.85%
Michaels Stores, Inc. (a)                                                      1,281      $     69,212        0.19%
PETCO Animal Supplies, Inc. (a)                                                  427      $     12,754        0.04%
PETsMART, Inc. (a)                                                             1,462      $     45,337        0.13%
RadioShack Corp.                                                               5,947      $    166,218        0.47%
Regis Corp.                                                                      846      $     34,821        0.10%
Rent-A-Center, Inc. (a)                                                          703      $     20,626        0.06%
Sherwin-Williams Co. (The)                                                     2,442      $     98,608        0.28%
Talbots, Inc. (The)                                                              198      $      6,098        0.02%

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
Toys "R" Us, Inc. (a)                                                          6,632      $    109,162        0.31%
Urban Outfitters, Inc. (a)                                                       932      $     27,717        0.08%
                                                                                          ------------       -----
TOTAL SPECIALTY RETAIL                                                                    $  1,528,103        4.31%
                                                                                          ------------       -----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                                5,037      $    215,534        0.61%
Fossil, Inc. (a)                                                                 399      $      9,652        0.03%
Jones Apparel Group, Inc. (a)                                                  1,277      $     47,696        0.13%
Timberland Co. (The) (a)                                                         541      $     31,399        0.09%
                                                                                          ------------       -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                    $    304,281        0.86%
                                                                                          ------------       -----

THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.                                                          808      $     27,601        0.08%
GreenPoint Financial Corp.                                                     1,771      $     71,956        0.20%
IndyMac Bancorp, Inc. (a)                                                        481      $     15,979        0.04%
MGIC Investment Corp.                                                          1,000      $     71,000        0.20%
People's Bank                                                                    718      $     22,624        0.06%
                                                                                          ------------       -----
TOTAL THRIFTS & MORTGAGE FINANCE                                                          $    209,160        0.58%
                                                                                          ------------       -----

TOBACCO
Loews Corp.                                                                    2,141      $     50,869        0.14%
Reynolds American, Inc.                                                        3,160      $    227,363        0.64%
                                                                                          ------------       -----
TOTAL TOBACCO                                                                             $    278,232        0.78%
                                                                                          ------------       -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                                            777      $     41,142        0.12%
Hughes Supply, Inc.                                                              564      $     34,359        0.10%
                                                                                          ------------       -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                                    $     75,501        0.22%
                                                                                          ------------       -----

WIRELESS TELECOMMUNICATION SERVICES
American Tower Corp. (a)                                                         384      $      5,553        0.02%
Crown Castle International Corp. (a)                                           7,085      $    100,040        0.28%
Nextel Partners, Inc. (a)                                                      4,541      $     72,975        0.21%
NII Holdings, Inc. (a)                                                         1,062      $     40,377        0.11%
Telephone & Data Systems, Inc.                                                 1,834      $    139,201        0.39%
United States Cellular Corp. (a)                                                 568      $     22,293        0.06%
Western Wireless Corp. (a)                                                     2,792      $     73,681        0.21%
                                                                                          ------------       -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 $    454,120        1.28%
                                                                                          ------------       -----
TOTAL COMMON STOCK                                                                        $ 35,320,622       99.27%
                                                                                          ------------       -----

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT        MARKET VALUE   % NET ASSETS
INVESTMENT COMPANIES
CAPITAL MARKETS
S&P 500 Index-SPDR Trust, Series 1 (b)                                       800          $     88,656        0.25%
S&P MidCap 400 Index-MidCap SPDR Trust, Series 1  (b)                        927          $     98,262        0.28%
                                                                                          ------------      ------
TOTAL CAPITAL MARKETS                                                                     $    186,918        0.53%
                                                                                          ------------      ------
TOTAL INVESTMENT COMPANIES                                                                $    186,918        0.53%
                                                                                          ------------      ------
TOTAL INVESTMENTS
(COST $ 32,563,186)( c)                                                                   $ 35,507,540(d)    99.80%
                                                                                          ------------      ------
Cash and Other Assets Less Liabilities                                                    $     52,659        0.20%
                                                                                          ------------      ------
NET ASSETS                                                                                $ 35,560,199      100.00%
                                                                                          ============      ======

(a)   Non-income producing security.

(b) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(c)   The cost for federal income tax purposes is $ 32,611,633.

(d) At July 31, 2004 net unrealized appreciation was $2,895,907 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,003,620 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over over market value of $ 1,107,713.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
MAINSTAY S&P 500 INDEX FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                  89,808       $  4,557,758        0.39%
General Dynamics Corp.                                            21,076       $  2,082,731        0.18%
Goodrich Corp.                                                    12,544       $    405,547        0.03%
Honeywell International, Inc.                                     91,671       $  3,447,747        0.29%
Lockheed Martin Corp.                                             47,883       $  2,537,320        0.22%
Northrop Grumman Corp.                                            38,360       $  2,017,739        0.17%
Raytheon Co.                                                      47,753       $  1,602,112        0.14%
Rockwell Collins, Inc.                                            19,069       $    652,541        0.06%
United Technologies Corp.                                         54,806       $  5,124,362        0.44%
                                                                               ------------        ----
TOTAL AEROSPACE & DEFENSE                                                      $ 22,427,857        1.92%
                                                                               ------------        ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                                       31,960       $  2,616,884        0.22%
Ryder System, Inc.                                                 6,770       $    290,431        0.02%
United Parcel Service, Inc. Class B                              120,211       $  8,650,384        0.74%
                                                                               ------------        ----
TOTAL AIR FREIGHT & LOGISTICS                                                  $ 11,557,699        0.98%
                                                                               ------------        ----

AIRLINES
Delta Air Lines, Inc. (a) (d)                                     13,301       $     69,031        0.01%
Southwest Airlines Co.                                            83,781       $  1,212,310        0.10%
                                                                               ------------        ----
TOTAL AIRLINES                                                                 $  1,281,341        0.11%
                                                                               ------------        ----

AUTO COMPONENTS
Cooper Tire & Rubber Co.                                           7,942       $    186,239        0.02%
Dana Corp.                                                        15,970       $    308,059        0.03%
Delphi Corp.                                                      60,051       $    571,086        0.05%
Goodyear Tire & Rubber Co. (The) (a)                              18,792       $    205,772        0.02%
Johnson Controls, Inc.                                            20,145       $  1,137,185        0.10%
Visteon Corp.                                                     13,808       $    141,945        0.01%
                                                                               ------------        ----
TOTAL AUTO COMPONENTS                                                          $  2,550,286        0.23%
                                                                               ------------        ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
AUTOMOBILES
Ford Motor Co.                                                   195,165       $  2,872,830        0.25%
General Motors Corp.                                              60,007       $  2,588,702        0.22%
Harley-Davidson, Inc.                                             31,419       $  1,881,055        0.16%
                                                                               ------------        ----
TOTAL AUTOMOBILES                                                              $  7,342,587        0.63%
                                                                               ------------        ----

BEVERAGES
Adolph Coors Co. Class B                                           3,884       $    267,066        0.02%
Anheuser-Busch Cos., Inc.                                         85,742       $  4,450,009        0.38%
Brown-Forman Corp.                                                13,025       $    605,792        0.05%
Coca-Cola Co. (The) (c)                                          259,685       $ 11,389,782        0.97%
Coca-Cola Enterprises, Inc.                                       50,057       $  1,021,162        0.09%
Pepsi Bottling Group, Inc. (The)                                  27,716       $    771,891        0.07%
PepsiCo, Inc.                                                    182,012       $  9,100,600        0.78%
                                                                               ------------        ----
TOTAL BEVERAGES                                                                $ 27,606,302        2.36%
                                                                               ------------        ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                                  135,629       $  7,714,579        0.66%
Biogen Idec, Inc. (a)                                             36,229       $  2,173,740        0.19%
Chiron Corp. (a)                                                  20,070       $    919,808        0.08%
Genzyme Corp. (a)                                                 24,190       $  1,240,463        0.11%
Gilead Sciences, Inc.                                             22,800       $  1,473,792        0.13%
MedImmune, Inc. (a)                                               26,969       $    621,366        0.05%
                                                                               ------------        ----
TOTAL BIOTECHNOLOGY                                                            $ 14,143,748        1.22%
                                                                               ------------        ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                  23,175       $    878,100        0.07%
Masco Corp.                                                       46,668       $  1,411,241        0.12%
                                                                               ------------        ----
TOTAL BUILDING PRODUCTS                                                        $  2,289,341        0.19%
                                                                               ------------        ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                                  82,414       $  2,367,753        0.20%
Bear Stearns Cos., Inc. (The)                                     11,231       $    936,891        0.08%
Charles Schwab Corp. (The)                                       144,385       $  1,267,701        0.11%
E*TRADE Financial Corp. (a)                                       39,000       $    431,730        0.04%
Federated Investors, Inc. Class B                                 11,525       $    323,968        0.03%
Franklin Resources, Inc.                                          26,777       $  1,291,990        0.11%
Goldman Sachs Group, Inc. (The)                                   51,469       $  4,539,051        0.39%
Janus Capital Group, Inc.                                         25,664       $    340,304        0.03%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
JPMorgan Chase & Co.                                             379,778       $ 14,177,110        1.21%
Lehman Brothers Holdings, Inc.                                    29,517       $  2,069,142        0.18%
Mellon Financial Corp.                                            45,249       $  1,243,443        0.11%
Merrill Lynch & Co., Inc.                                        102,424       $  5,092,520        0.43%
Morgan Stanley                                                   117,347       $  5,788,727        0.49%
Northern Trust Corp.                                              23,715       $    951,683        0.08%
State Street Corp.                                                35,767       $  1,531,184        0.13%
T.Rowe Price Group, Inc.                                          13,407       $    619,671        0.05%
                                                                               ------------        ----
TOTAL CAPITAL MARKETS                                                          $ 42,972,868        3.67%
                                                                               ------------        ----

CHEMICALS
Air Products & Chemicals, Inc.                                    24,399       $  1,262,649        0.11%
Dow Chemical Co. (The)                                            99,709       $  3,977,390        0.34%
E.I. du Pont de Nemours & Co.                                    106,614       $  4,570,542        0.39%
Eastman Chemical Co.                                               8,304       $    371,023        0.03%
Ecolab, Inc.                                                      27,358       $    834,419        0.07%
Engelhard Corp.                                                   13,689       $    402,458        0.03%
Great Lakes Chemical Corp.                                         5,368       $    128,723        0.01%
Hercules, Inc. (a)                                                11,823       $    139,629        0.01%
International Flavors & Fragrances, Inc.                          10,044       $    367,008        0.03%
Monsanto Co.                                                      28,030       $  1,016,370        0.09%
PPG Industries, Inc.                                              18,162       $  1,070,649        0.09%
Praxair, Inc.                                                     34,967       $  1,379,450        0.12%
Rohm & Haas Co.                                                   23,677       $    928,139        0.08%
Sigma-Aldrich Corp.                                                7,344       $    421,839        0.04%
                                                                               ------------        ----
TOTAL CHEMICALS                                                                $ 16,870,288        1.44%
                                                                               ------------        ----

COMMERCIAL BANKS
AmSouth Bancorp                                                   37,466       $    919,041        0.08%
Bank of America Corp.                                            217,363       $ 18,478,028        1.58%
BB&T Corp.                                                        59,845       $  2,317,797        0.20%
Charter One Financial, Inc.                                       23,727       $  1,053,716        0.09%
Comerica, Inc.                                                    18,427       $  1,077,427        0.09%
Fifth Third Bancorp                                               60,021       $  2,962,637        0.25%
First Horizon National Corp.                                      13,174       $    571,093        0.05%
Huntington Bancshares, Inc.                                       24,392       $    596,630        0.05%
KeyCorp                                                           43,724       $  1,319,590        0.11%
M&T Bank Corp.                                                    12,633       $  1,177,775        0.10%
Marshall & Ilsley Corp.                                           23,995       $    921,648        0.08%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
National City Corp.                                               72,258       $  2,637,417        0.23%
North Fork Bancorporation, Inc.                                   18,131       $    708,016        0.06%
PNC Financial Services Group, Inc. (The)                          29,909       $  1,513,396        0.13%
Regions Financial Corp.                                           49,494       $  1,469,478        0.13%
SouthTrust Corp.                                                  35,179       $  1,364,594        0.12%
SunTrust Banks, Inc.                                              30,059       $  1,982,392        0.17%
Synovus Financial Corp.                                           32,260       $    821,663        0.07%
U.S. Bancorp                                                     202,076       $  5,718,754        0.49%
Wachovia Corp.                                                   140,167       $  6,210,798        0.53%
Wells Fargo & Co.                                                179,880       $ 10,326,911        0.88%
Zions Bancorp                                                      9,593       $    580,376        0.05%
                                                                               ------------        ----
TOTAL COMMERCIAL BANKS                                                         $ 64,729,177        5.54%
                                                                               ------------        ----

COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                                 34,207       $    316,073        0.03%
Apollo Group, Inc. Class A (a) (d)                                18,820       $  1,572,411        0.13%
Avery Dennison Corp.                                              11,873       $    719,147        0.06%
Cendant Corp.                                                    108,267       $  2,477,150        0.21%
Cintas Corp.                                                      18,192       $    763,337        0.07%
Deluxe Corp.                                                       5,430       $    239,194        0.02%
Donnelley (R.R.) & Sons Co.                                       22,837       $    724,846        0.06%
Equifax, Inc.                                                     14,609       $    352,368        0.03%
H&R Block, Inc.                                                   18,682       $    917,847        0.08%
Monster Worldwide, Inc. (a)                                       12,487       $    275,838        0.02%
Pitney Bowes, Inc.                                                24,646       $  1,040,062        0.09%
Robert Half International, Inc. (a)                               18,245       $    507,575        0.04%
Waste Management, Inc.                                            61,654       $  1,734,943        0.15%
                                                                               ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                           $ 11,640,791        0.99%
                                                                               ------------        ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                                  86,090       $    206,615        0.02%
Andrew Corp. (a)                                                  17,185       $    186,458        0.02%
Avaya, Inc. (a)                                                   46,429       $    680,184        0.06%
CIENA Corp. (a)                                                   61,300       $    172,866        0.01%
Cisco Systems, Inc. (a)                                          720,560       $ 15,030,881        1.28%
Comverse Technology, Inc. (a)                                     20,849       $    355,683        0.03%
Corning, Inc. (a)                                                145,251       $  1,795,302        0.15%
JDS Uniphase Corp. (a)                                           153,553       $    529,758        0.05%
Lucent Technologies, Inc. (a)                                    454,886       $  1,387,401        0.12%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
Motorola, Inc.                                                   249,964       $  3,981,925        0.34%
QLogic Corp. (a)                                                  10,012       $    244,793        0.02%
QUALCOMM, Inc.                                                    86,297       $  5,961,396        0.51%
Scientific-Atlanta, Inc.                                          16,013       $    492,399        0.04%
Tellabs, Inc. (a)                                                 44,260       $    394,356        0.03%
                                                                               ------------        ----
TOTAL COMMUNICATIONS EQUIPMENT                                                 $ 31,420,017        2.68%
                                                                               ------------        ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                                          40,523       $  1,310,512        0.11%
Dell, Inc. (a)                                                   268,997       $  9,541,324        0.81%
EMC Corp. (a)                                                    260,610       $  2,858,893        0.24%
Gateway, Inc. (a)                                                 39,954       $    179,792        0.02%
Hewlett-Packard Co.                                              324,999       $  6,548,729        0.56%
International Business Machines Corp.                            179,706       $ 15,647,001        1.34%
Lexmark International, Inc. (a)                                   13,853       $  1,225,990        0.10%
NCR Corp. (a)                                                     10,224       $    474,701        0.04%
Network Appliance, Inc. (a)                                       36,471       $    704,255        0.06%
Silicon Graphics, Inc. (a)                                            35       $         54        0.00%(b)
Sun Microsystems, Inc. (a)                                       354,673       $  1,400,958        0.12%
                                                                               ------------        ----
TOTAL COMPUTERS & PERIPHERALS                                                  $ 39,892,209        3.40%
                                                                               ------------        ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                                        8,568       $    390,274        0.03%
                                                                               ------------        ----
TOTAL CONSTRUCTION & ENGINEERING                                               $    390,274        0.03%
                                                                               ------------        ----

CONSTRUCTION MATERIALS
Vulcan Materials Co.                                              10,899       $    519,010        0.04%
                                                                               ------------        ----
TOTAL CONSTRUCTION MATERIALS                                                   $    519,010        0.04%
                                                                               ------------        ----

CONSUMER FINANCE
American Express Co.                                             136,257       $  6,846,913        0.58%
Capital One Financial Corp.                                       25,535       $  1,770,086        0.15%
MBNA Corp.                                                       136,177       $  3,362,210        0.29%
Providian Financial Corp. (a)                                     31,073       $    430,050        0.04%
SLM Corp.                                                         46,810       $  1,775,036        0.15%
                                                                               ------------        ----
TOTAL CONSUMER FINANCE                                                         $ 14,184,295        1.21%
                                                                               ------------        ----

CONTAINERS & PACKAGING
Ball Corp.                                                         6,053       $    436,904        0.04%
Bemis Co., Inc.                                                   11,318       $    299,700        0.03%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
Pactiv Corp. (a)                                                  16,376       $    386,147        0.03%
Sealed Air Corp. (a)                                               9,008       $    427,340        0.04%
Temple-Inland, Inc.                                                5,789       $    395,098        0.03%
                                                                               ------------        ----
TOTAL CONTAINERS & PACKAGING                                                   $  1,945,189        0.17%
                                                                               ------------        ----

DISTRIBUTORS
Genuine Parts Co.                                                 18,810       $    709,703        0.06%
                                                                               ------------        ----
TOTAL DISTRIBUTORS                                                             $    709,703        0.06%
                                                                               ------------        ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                  551,059       $ 24,296,189        2.07%
Moody's Corp.                                                     15,919       $  1,084,085        0.09%
Principal Financial Group, Inc.                                   34,248       $  1,164,090        0.10%
                                                                               ------------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                           $ 26,544,364        2.26%
                                                                               ------------        ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                      32,823       $  1,706,796        0.15%
AT&T Corp.                                                        84,395       $  1,274,365        0.11%
BellSouth Corp.                                                  195,170       $  5,287,155        0.45%
CenturyTel, Inc.                                                  14,783       $    458,125        0.04%
Citizens Communications Co. (a)                                   30,265       $    435,816        0.04%
Qwest Communications International, Inc. (a)                     189,067       $    735,471        0.06%
SBC Communications, Inc.                                         352,919       $  8,942,969        0.76%
Sprint Corp. (FON Group)                                         151,629       $  2,832,432        0.24%
Verizon Communications, Inc.                                     295,247       $ 11,378,822        0.97%
                                                                               ------------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $ 33,051,951        2.82%
                                                                               ------------        ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a) (d)                                    13,470       $    199,894        0.02%
Ameren Corp.                                                      20,487       $    915,564        0.08%
American Electric Power Co., Inc.                                 42,232       $  1,313,842        0.11%
CenterPoint Energy, Inc.                                          32,670       $    379,298        0.03%
Cinergy Corp.                                                     19,020       $    727,515        0.06%
CMS Energy Corp. (a)                                              17,197       $    155,289        0.01%
Consolidated Edison, Inc.                                         25,580       $  1,048,013        0.09%
Dominion Resources, Inc.                                          34,844       $  2,211,201        0.19%
DTE Energy Co.                                                    18,471       $    741,981        0.06%
Edison International                                              34,897       $    935,240        0.08%
Entergy Corp.                                                     24,563       $  1,412,373        0.12%
Exelon Corp.                                                      70,230       $  2,451,028        0.21%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
FirstEnergy Corp.                                                 35,245       $  1,378,079        0.12%
FPL Group, Inc.                                                   19,601       $  1,319,735        0.11%
PG&E Corp. (a)                                                    44,639       $  1,273,997        0.11%
Pinnacle West Capital Corp.                                        9,732       $    394,146        0.03%
PPL Corp.                                                         19,137       $    887,001        0.08%
Progress Energy, Inc.                                             26,251       $  1,106,219        0.09%
Public Service Enterprise Group, Inc.                             25,102       $    978,978        0.08%
Southern Co. (The)                                                78,193       $  2,289,492        0.20%
TECO Energy, Inc.                                                 20,137       $    259,767        0.02%
TXU Corp.                                                         32,363       $  1,283,517        0.11%
Xcel Energy, Inc.                                                 42,767       $    731,317        0.06%
                                                                               ------------        ----
TOTAL ELECTRIC UTILITIES                                                       $ 24,393,486        2.07%
                                                                               ------------        ----

ELECTRICAL EQUIPMENT
American Power Conversion Corp.                                   21,039       $    317,688        0.03%
Cooper Industries, Ltd.                                            9,844       $    559,827        0.05%
Emerson Electric Co.                                              45,029       $  2,733,260        0.23%
Power-One, Inc. (a)                                                8,592       $     75,352        0.01%
Rockwell Automation, Inc.                                         19,884       $    743,862        0.06%
Thomas & Betts Corp. (a)                                           6,251       $    164,401        0.01%
                                                                               ------------        ----
TOTAL ELECTRICAL EQUIPMENT                                                     $  4,594,390        0.39%
                                                                               ------------        ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                                    51,317       $  1,221,857        0.10%
Jabil Circuit, Inc. (a)                                           21,284       $    462,928        0.04%
Molex, Inc.                                                       20,546       $    595,012        0.05%
PerkinElmer, Inc.                                                 13,526       $    237,788        0.02%
Sanmina-SCI Corp. (a)                                             54,693       $    401,446        0.03%
Solectron Corp. (a)                                              102,330       $    562,815        0.05%
Symbol Technologies, Inc.                                         24,721       $    323,598        0.03%
Tektronix, Inc.                                                    9,084       $    276,153        0.02%
Thermo Electron Corp. (a)                                         17,585       $    452,285        0.04%
Waters Corp. (a)                                                  12,782       $    560,874        0.05%
                                                                               ------------        ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                       $  5,094,756        0.43%
                                                                               ------------        ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                                35,824       $  1,443,709        0.12%
BJ Services Co. (a)                                               17,187       $    853,506        0.07%
Halliburton Co.                                                   46,807       $  1,486,122        0.13%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
Nabors Industries, Ltd. (a)                                       15,570       $    724,006        0.06%
Noble Corp. (a)                                                   14,328       $    554,780        0.05%
Rowan Cos., Inc. (a)                                              11,105       $    271,183        0.02%
Schlumberger Ltd.                                                 62,837       $  4,041,675        0.35%
Transocean, Inc. (a)                                              34,284       $    973,666        0.08%
                                                                               ------------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                              $ 10,348,647        0.88%
                                                                               ------------        ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                                 39,421       $    961,480        0.08%
Costco Wholesale Corp.                                            48,981       $  1,991,569        0.17%
CVS Corp.                                                         42,196       $  1,766,747        0.15%
Kroger Co. (The) (a)                                              79,496       $  1,256,037        0.11%
Safeway, Inc. (a)                                                 47,263       $    998,668        0.09%
SUPERVALU, Inc.                                                   14,298       $    408,348        0.03%
Sysco Corp.                                                       68,194       $  2,349,283        0.20%
Walgreen Co.                                                     109,196       $  3,974,732        0.34%
Wal-Mart Stores, Inc.                                            457,279       $ 24,240,360        2.07%
Winn-Dixie Stores, Inc. (d)                                       15,093       $     95,387        0.01%
                                                                               ------------        ----
TOTAL FOOD & STAPLES RETAILING                                                 $ 38,042,611        3.25%
                                                                               ------------        ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                                        69,196       $  1,067,695        0.09%
Campbell Soup Co.                                                 44,021       $  1,126,495        0.10%
ConAgra Foods, Inc.                                               56,316       $  1,464,216        0.13%
General Mills, Inc.                                               40,088       $  1,799,953        0.15%
H.J. Heinz Co.                                                    37,677       $  1,389,905        0.12%
Hershey Foods Corp.                                               27,618       $  1,337,817        0.11%
Kellogg Co.                                                       43,994       $  1,832,789        0.16%
McCormick & Co., Inc.                                             14,910       $    533,331        0.05%
Sara Lee Corp.                                                    84,255       $  1,850,240        0.16%
Wm. Wrigley Jr. Co.                                               23,900       $  1,443,559        0.12%
                                                                               ------------        ----
TOTAL FOOD PRODUCTS                                                            $ 13,846,000        1.19%
                                                                               ------------        ----

GAS UTILITIES
KeySpan Corp.                                                     16,829       $    605,676        0.05%
Kinder Morgan, Inc.                                               13,117       $    787,151        0.07%
Nicor, Inc.                                                        4,708       $    155,883        0.01%
NiSource, Inc.                                                    28,254       $    584,858        0.05%
Peoples Energy Corp.                                               3,910       $    152,490        0.01%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
Sempra Energy                                                     24,531       $    876,983        0.07%
                                                                               ------------        ----
TOTAL GAS UTILITIES                                                            $  3,163,041        0.26%
                                                                               ------------        ----

HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp. Applied Biosystems Group                            21,510       $    445,040        0.04%
Bausch & Lomb, Inc.                                                5,703       $    351,246        0.03%
Baxter International, Inc.                                        65,179       $  1,959,934        0.17%
Becton, Dickinson & Co.                                           26,974       $  1,273,983        0.11%
Biomet, Inc.                                                      27,118       $  1,192,923        0.10%
Boston Scientific Corp. (a)                                       89,002       $  3,405,217        0.29%
C.R. Bard, Inc.                                                   11,034       $    609,079        0.05%
Fisher Scientific International, Inc.                              3,200       $    186,240        0.02%
Guidant Corp.                                                     33,283       $  1,841,216        0.16%
Hospira, Inc. (a)                                                 16,673       $    431,996        0.04%
Medtronic, Inc.                                                  129,401       $  6,427,349        0.55%
Millipore Corp. (a)                                                5,215       $    274,779        0.02%
St. Jude Medical, Inc. (a)                                        18,760       $  1,278,120        0.11%
Stryker Corp.                                                     42,726       $  2,037,176        0.17%
Zimmer Holdings, Inc. (a)                                         26,028       $  1,986,197        0.17%
                                                                               ------------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                         $ 23,700,495        2.03%
                                                                               ------------        ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                                       16,231       $  1,392,620        0.12%
AmerisourceBergen Corp.                                           11,924       $    644,611        0.06%
Anthem, Inc. (a)                                                  14,807       $  1,221,133        0.10%
Cardinal Health, Inc.                                             45,887       $  2,041,972        0.17%
Caremark Rx, Inc. (a)                                             48,800       $  1,488,400        0.13%
CIGNA Corp.                                                       14,969       $    928,227        0.08%
Express Scripts, Inc. (a)                                          8,341       $    547,170        0.05%
HCA, Inc.                                                         51,729       $  1,999,326        0.17%
Health Management Associates, Inc.                                25,617       $    513,877        0.04%
Humana, Inc. (a)                                                  17,379       $    314,732        0.03%
IMS Health, Inc.                                                  25,462       $    617,199        0.05%
Manor Care, Inc.                                                   9,667       $    302,093        0.03%
McKesson Corp.                                                    31,194       $  1,003,511        0.09%
Medco Health Solutions, Inc. (a)                                  28,977       $    878,004        0.07%
Quest Diagnostics, Inc.                                           11,081       $    909,528        0.08%
Tenet Healthcare Corp. (a)                                        49,788       $    556,632        0.05%
UnitedHealth Group, Inc.                                          65,669       $  4,130,581        0.35%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
WellPoint Health Networks, Inc. (a)                               16,557       $  1,673,911        0.14%
                                                                               ------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                         $ 21,163,527        1.81%
                                                                               ------------        ----

HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                                    67,395       $  3,141,281        0.27%
Darden Restaurants, Inc.                                          17,590       $    375,192        0.03%
Harrah's Entertainment, Inc.                                      12,028       $    559,182        0.05%
Hilton Hotels Corp.                                               40,445       $    721,141        0.06%
International Game Technology                                     36,972       $  1,195,675        0.10%
Marriott International, Inc.                                      24,423       $  1,191,842        0.10%
McDonald's Corp.                                                 134,190       $  3,690,225        0.32%
Starbucks Corp. (a)                                               42,324       $  1,987,534        0.17%
Starwood Hotels & Resorts Worldwide, Inc.                         21,853       $    983,385        0.08%
Wendy's International, Inc.                                       12,325       $    440,866        0.04%
Yum! Brands, Inc. (a)                                             30,875       $  1,185,292        0.10%
                                                                               ------------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                            $ 15,471,615        1.32%
                                                                               ------------        ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                                         8,343       $    583,258        0.05%
Centex Corp.                                                      13,260       $    562,488        0.05%
Fortune Brands, Inc.                                              15,549       $  1,122,328        0.10%
KB HOME                                                            5,120       $    327,936        0.03%
Leggett & Platt, Inc.                                             20,688       $    559,611        0.05%
Maytag Corp.                                                       8,410       $    172,404        0.01%
Newell Rubbermaid, Inc.                                           29,598       $    639,313        0.05%
Pulte Homes, Inc.                                                 13,433       $    733,844        0.06%
Snap-on, Inc.                                                      6,236       $    200,237        0.02%
Stanley Works (The)                                                8,685       $    368,244        0.03%
Whirlpool Corp.                                                    7,366       $    459,932        0.04%
                                                                               ------------        ----
TOTAL HOUSEHOLD DURABLES                                                       $  5,729,595        0.49%
                                                                               ------------        ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                                  22,535       $  1,121,567        0.10%
Colgate-Palmolive Co.                                             56,923       $  3,028,304        0.26%
Kimberly-Clark Corp.                                              53,548       $  3,430,818        0.29%
Procter & Gamble Co. (The)                                       274,050       $ 14,291,709        1.22%
                                                                               ------------        ----
TOTAL HOUSEHOLD PRODUCTS                                                       $ 21,872,398        1.87%
                                                                               ------------        ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                            83,320       $  6,862,236        0.59%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
General Electric Co. (c)                                       1,124,836       $ 37,400,796        3.19%
Textron, Inc.                                                     14,613       $    895,778        0.08%
Tyco International Ltd.  (d)                                     213,762       $  6,626,616        0.57%
                                                                               ------------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                                 $ 51,785,426        4.43%
                                                                               ------------        ----

INSURANCE
ACE, Ltd.                                                         29,901       $  1,213,682        0.10%
AFLAC, Inc.                                                       54,230       $  2,149,677        0.18%
Allstate Corp. (The)                                              74,955       $  3,528,881        0.30%
Ambac Financial Group, Inc.                                       11,395       $    810,299        0.07%
American International Group, Inc.                               278,105       $ 19,648,117        1.68%
Aon Corp.                                                         33,422       $    883,675        0.08%
Chubb Corp. (The)                                                 20,068       $  1,380,275        0.12%
Cincinnati Financial Corp.                                        18,219       $    726,573        0.06%
Hartford Financial Services Group, Inc. (The)                     31,073       $  2,022,853        0.17%
Jefferson-Pilot Corp.                                             15,072       $    726,169        0.06%
Lincoln National Corp.                                            19,020       $    831,173        0.07%
Loews Corp.                                                       19,799       $  1,121,216        0.10%
Marsh & McLennan Cos., Inc.                                       55,791       $  2,476,006        0.21%
MBIA, Inc.                                                        15,387       $    830,590        0.07%
MetLife, Inc.                                                     80,771       $  2,881,101        0.25%
Progressive Corp. (The)                                           23,105       $  1,770,306        0.15%
Prudential Financial, Inc.                                        56,034       $  2,608,943        0.22%
SAFECO Corp.                                                      14,862       $    699,405        0.06%
St. Paul Travelers Cos., Inc. (The)                               71,107       $  2,635,930        0.23%
Torchmark Corp.                                                   11,875       $    620,824        0.05%
UnumProvident Corp.                                               30,962       $    493,844        0.04%
XL Capital Ltd. Class A                                           14,607       $  1,032,423        0.09%
                                                                               ------------        ----
TOTAL INSURANCE                                                                $ 51,091,962        4.36%
                                                                               ------------        ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                                    70,097       $  5,490,698        0.47%
                                                                               ------------        ----
TOTAL INTERNET & CATALOG RETAIL                                                $  5,490,698        0.47%
                                                                               ------------        ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                                 143,568       $  4,421,895        0.38%
                                                                               ------------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                             $  4,421,895        0.38%
                                                                               ------------        ----

IT SERVICES
Affiliated Computer Services, Inc. Class A (a)                    14,500       $    752,550        0.06%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
Automatic Data Processing, Inc.                                   62,922       $  2,641,465        0.23%
Computer Sciences Corp. (a)                                       20,107       $    950,056        0.08%
Convergys Corp. (a)                                               15,711       $    208,013        0.02%
Electronic Data Systems Corp.                                     51,118       $    944,661        0.08%
First Data Corp.                                                  93,047       $  4,150,827        0.35%
Fiserv, Inc. (a)                                                  20,731       $    710,245        0.06%
Paychex, Inc.                                                     40,265       $  1,236,538        0.11%
Sabre Holdings Corp.                                              14,769       $    377,052        0.03%
SunGard Data Systems, Inc. (a)                                    30,411       $    708,880        0.06%
Unisys Corp. (a)                                                  35,178       $    360,222        0.03%
                                                                               ------------        ----
TOTAL IT SERVICES                                                              $ 13,040,509        1.11%
                                                                               ------------        ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                   10,143       $    395,881        0.03%
Eastman Kodak Co.                                                 30,676       $    812,604        0.07%
Hasbro, Inc.                                                      18,616       $    338,253        0.03%
Mattel, Inc.                                                      45,009       $    788,559        0.07%
                                                                               ------------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                             $  2,335,297        0.20%
                                                                               ------------        ----

MACHINERY
Caterpillar, Inc.                                                 36,439       $  2,677,903        0.23%
Crane Co.                                                          6,385       $    177,630        0.02%
Cummins, Inc.                                                      4,596       $    319,101        0.03%
Danaher Corp.                                                     32,742       $  1,658,384        0.14%
Deere & Co.                                                       26,318       $  1,653,035        0.14%
Dover Corp.                                                       21,726       $    862,086        0.07%
Eaton Corp.                                                       16,074       $  1,039,022        0.09%
Illinois Tool Works, Inc.                                         33,036       $  2,990,418        0.26%
Ingersoll-Rand Co. Class A                                        18,431       $  1,266,027        0.11%
ITT Industries, Inc.                                               9,815       $    784,708        0.07%
Navistar International Corp. (a)                                   7,268       $    261,286        0.02%
PACCAR, Inc.                                                      18,669       $  1,119,392        0.10%
Pall Corp.                                                        13,207       $    306,006        0.03%
Parker-Hannifin Corp.                                             12,602       $    723,103        0.06%
                                                                               ------------        ----
TOTAL MACHINERY                                                                $ 15,838,101        1.37%
                                                                               ------------        ----

MEDIA
Clear Channel Communications, Inc.                                65,835       $  2,350,310        0.20%
Comcast Corp. Class A (a)                                        239,084       $  6,550,905        0.56%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
Dow Jones & Co., Inc.                                              8,750       $    370,824        0.03%
Gannett Co., Inc.                                                 29,024       $  2,413,055        0.21%
Interpublic Group of Cos., Inc. (The) (a)                         44,325       $    566,916        0.05%
Knight-Ridder, Inc.                                                8,385       $    551,650        0.05%
McGraw-Hill Cos., Inc. (The)                                      20,333       $  1,526,194        0.13%
Meredith Corp.                                                     5,310       $    280,793        0.02%
New York Times Co. (The)                                          16,194       $    673,670        0.06%
Omnicom Group, Inc.                                               20,379       $  1,467,697        0.13%
Time Warner, Inc. (a)                                            485,890       $  8,090,070        0.69%
Tribune Co.                                                       35,237       $  1,495,809        0.13%
Univision Communications, Inc. (a)                                34,466       $    998,480        0.09%
Viacom, Inc. Class B                                             184,707       $  6,204,308        0.53%
Walt Disney Co. (The)                                            218,790       $  5,051,863        0.43%
                                                                               ------------        ----
TOTAL MEDIA                                                                    $ 38,592,544        3.31%
                                                                               ------------        ----

METALS & MINING
Alcoa, Inc.                                                       92,818       $  2,972,960        0.25%
Allegheny Technologies, Inc.                                       8,627       $    172,971        0.01%
Freeport-McMoRan Copper & Gold, Inc.                              18,915       $    659,188        0.06%
Newmont Mining Corp.                                              47,252       $  1,912,287        0.16%
Nucor Corp.                                                        8,332       $    696,972        0.06%
Phelps Dodge Corp. (a)                                             9,990       $    778,622        0.07%
United States Steel Corp.                                         12,095       $    461,301        0.04%
Worthington Industries, Inc.                                       9,225       $    188,929        0.02%
                                                                               ------------        ----
TOTAL METALS & MINING                                                          $  7,843,230        0.67%
                                                                               ------------        ----

MULTILINE RETAIL
Big Lots, Inc. (a)                                                12,421       $    152,033        0.01%
Dillard's, Inc.                                                    9,019       $    205,543        0.02%
Dollar General Corp.                                              35,131       $    678,028        0.06%
Family Dollar Stores, Inc.                                        18,387       $    512,262        0.04%
Federated Department Stores, Inc.                                 19,276       $    923,706        0.08%
J.C. Penney Co., Inc. Holding Co.                                 30,052       $  1,202,080        0.10%
Kohl's Corp. (a)                                                  36,392       $  1,665,299        0.14%
May Department Stores Co. (The)                                   30,970       $    821,635        0.07%
Nordstrom, Inc.                                                   14,594       $    640,676        0.05%
Sears, Roebuck and Co.                                            22,679       $    831,867        0.07%
Target Corp.                                                      97,430       $  4,247,947        0.36%
                                                                               ------------        ----
TOTAL MULTILINE RETAIL                                                         $ 11,881,076        1.00%
                                                                               ------------        ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                               67,934       $    655,563        0.06%
Calpine Corp. (a) (d)                                             44,382       $    171,315        0.01%
Constellation Energy Group, Inc.                                  17,719       $    683,067        0.06%
Duke Energy Corp.                                                 97,566       $  2,097,669        0.18%
Dynegy, Inc. Class A (a)                                          39,935       $    167,727        0.01%
El Paso Corp.                                                     67,128       $    529,641        0.05%
Williams Cos., Inc. (The)                                         55,448       $    673,692        0.06%
                                                                               ------------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      $  4,978,674        0.43%
                                                                               ------------        ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                                   84,621       $  1,172,847        0.10%
                                                                               ------------        ----
TOTAL OFFICE ELECTRONICS                                                       $  1,172,847        0.10%
                                                                               ------------        ----

OIL & GAS
Amerada Hess Corp.                                                 9,531       $    794,409        0.07%
Anadarko Petroleum Corp.                                          26,819       $  1,603,510        0.14%
Apache Corp.                                                      34,781       $  1,618,361        0.14%
Ashland, Inc.                                                      7,251       $    379,010        0.03%
Burlington Resources, Inc.                                        42,338       $  1,616,040        0.14%
ChevronTexaco Corp.                                              114,140       $ 10,917,492        0.93%
ConocoPhillips                                                    73,098       $  5,757,927        0.49%
Devon Energy Corp.                                                25,577       $  1,777,346        0.15%
EOG Resources, Inc.                                               12,446       $    790,943        0.07%
ExxonMobil Corp.                                                 697,311       $ 32,285,498        2.76%
Kerr-McGee Corp.                                                  15,908       $    835,167        0.07%
Marathon Oil Corp.                                                36,588       $  1,378,272        0.12%
Occidental Petroleum Corp.                                        41,408       $  2,040,172        0.17%
Sunoco, Inc.                                                       8,026       $    547,132        0.05%
Unocal Corp.                                                      28,091       $  1,088,808        0.09%
Valero Energy Corp.                                               13,600       $  1,018,912        0.09%
                                                                               ------------        ----
TOTAL OIL & GAS                                                                $ 64,448,999        5.51%
                                                                               ------------        ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                             26,916       $    904,381        0.08%
International Paper Co.                                           51,777       $  2,238,317        0.19%
Louisiana-Pacific Corp.                                           11,186       $    264,884        0.02%
MeadWestvaco Corp.                                                21,463       $    640,884        0.05%
Weyerhaeuser Co.                                                  25,693       $  1,592,966        0.14%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
TOTAL PAPER & FOREST PRODUCTS                                                  $  5,641,432        0.48%
                                                                               ------------        ----

PERSONAL PRODUCTS

Alberto-Culver Co.                                                 9,648       $    449,790        0.04%
Avon Products, Inc.                                               50,240       $  2,160,823        0.18%
Gillette Co. (The)                                               107,001       $  4,170,899        0.36%
                                                                               ------------        ----
TOTAL PERSONAL PRODUCTS                                                        $  6,781,512        0.58%
                                                                               ------------        ----

PHARMACEUTICALS
Abbott Laboratories                                              166,337       $  6,545,359        0.56%
Allergan, Inc.                                                    14,048       $  1,062,592        0.09%
Bristol-Myers Squibb Co.                                         207,240       $  4,745,795        0.41%
Forest Laboratories, Inc. (a)                                     39,409       $  1,981,879        0.17%
Johnson & Johnson                                                316,559       $ 17,496,220        1.49%
King Pharmaceuticals, Inc. (a)                                    25,794       $    291,214        0.02%
Lilly (Eli) & Co.                                                120,317       $  7,666,599        0.65%
Merck & Co., Inc.                                                236,915       $ 10,744,095        0.92%
Mylan Laboratories, Inc.                                          28,600       $    423,852        0.04%
Pfizer, Inc.                                                     813,243       $ 25,991,242        2.22%
Schering-Plough Corp.                                            156,869       $  3,052,671        0.26%
Watson Pharmaceuticals, Inc. (a)                                  11,443       $    288,478        0.02%
Wyeth                                                            142,141       $  5,031,790        0.43%
                                                                               ------------        ----
TOTAL PHARMACEUTICALS                                                          $ 85,321,786        7.28%
                                                                               ------------        ----

REAL ESTATE
Apartment Investment & Management Co.                              9,989       $    319,348        0.03%
Equity Office Properties Trust                                    42,712       $  1,108,376        0.09%
Equity Residential                                                29,693       $    877,428        0.07%
Plum Creek Timber Co., Inc.                                       19,505       $    612,067        0.05%
ProLogis                                                          19,198       $    653,500        0.06%
Simon Property Group, Inc.                                        22,195       $  1,145,484        0.10%
                                                                               ------------        ----
TOTAL REAL ESTATE                                                              $  4,716,203        0.40%
                                                                               ------------        ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                39,871       $  1,414,623        0.12%
CSX Corp.                                                         22,918       $    717,332        0.06%
Norfolk Southern Corp.                                            41,754       $  1,114,414        0.10%
Union Pacific Corp.                                               27,595       $  1,554,704        0.13%
                                                                               ------------        ----
TOTAL ROAD & RAIL                                                              $  4,801,073        0.41%
                                                                               ------------        ----

                                                          SHARES / PRINCIPAL
                                                                AMOUNT         MARKET VALUE   % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                                  36,943       $    461,419        0.04%
Altera Corp. (a)                                                  39,868       $    830,053        0.07%
Analog Devices, Inc.                                              39,875       $  1,583,037        0.14%
Applied Materials, Inc. (a)                                      179,558       $  3,047,099        0.26%
Applied Micro Circuits Corp. (a)                                  32,588       $    117,317        0.01%
Broadcom Corp. (a)                                                33,488       $  1,184,135        0.10%
Intel Corp.                                                      689,650       $ 16,813,669        1.44%
KLA-Tencor Corp. (a)                                              20,768       $    855,850        0.07%
Linear Technology Corp.                                           32,983       $  1,289,635        0.11%
LSI Logic Corp. (a)                                               40,359       $    205,427        0.02%
Maxim Integrated Products, Inc.                                   34,395       $  1,654,399        0.14%
Micron Technology, Inc. (a)                                       65,301       $    883,522        0.08%
National Semiconductor Corp. (a)                                  37,940       $    650,671        0.06%
Novellus Systems, Inc. (a)                                        15,759       $    425,493        0.04%
NVIDIA Corp. (a)                                                  17,651       $    271,825        0.02%
PMC-Sierra, Inc. (a)                                              18,043       $    214,350        0.02%
Teradyne, Inc. (a)                                                20,253       $    346,326        0.03%
Texas Instruments, Inc.                                          184,564       $  3,936,752        0.34%
Xilinx, Inc.                                                      36,765       $  1,081,993        0.09%
                                                                               ------------        ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                 $ 35,852,972        3.08%
                                                                               ------------        ----

SOFTWARE
Adobe Systems, Inc.                                               25,469       $  1,074,282        0.09%
Autodesk, Inc.                                                    11,990       $    481,999        0.04%
BMC Software, Inc. (a)                                            23,733       $    372,134        0.03%
Citrix Systems, Inc. (a)                                          17,472       $    307,857        0.03%
Computer Associates International, Inc.                           62,187       $  1,569,600        0.13%
Compuware Corp. (a)                                               40,609       $    200,609        0.02%
Electronic Arts, Inc. (a)                                         32,111       $  1,609,724        0.14%
Intuit, Inc. (a)                                                  20,427       $    764,787        0.07%
Mercury Interactive Corp. (a)                                      9,600       $    350,976        0.03%
Microsoft Corp. (c)                                            1,150,449       $ 32,741,778        2.80%
Novell, Inc. (a)                                                  41,699       $    285,221        0.02%
Oracle Corp. (a)                                                 553,871       $  5,821,184        0.50%
Parametric Technology Corp. (a)                                   28,220       $    128,118        0.01%
PeopleSoft, Inc. (a)                                              38,900       $    700,978        0.06%
Siebel Systems, Inc. (a)                                          53,584       $    431,887        0.04%
Symantec Corp. (a)                                                33,207       $  1,552,759        0.13%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE   % NET ASSETS
VERITAS Software Corp. (a)                                        45,529       $    867,783        0.07%
                                                                               ------------        ----
TOTAL SOFTWARE                                                                 $ 49,261,676        4.21%
                                                                               ------------        ----

SPECIALTY RETAIL
AutoNation, Inc. (a)                                              28,980       $    467,158        0.04%
AutoZone, Inc. (a)                                                 8,859       $    683,916        0.06%
Bed Bath & Beyond, Inc. (a)                                       32,049       $  1,134,214        0.10%
Best Buy Co., Inc.                                                34,518       $  1,662,387        0.14%
Boise Cascade Corp.                                                9,157       $    295,314        0.03%
Circuit City Stores, Inc.                                         21,152       $    298,243        0.03%
Gap, Inc. (The)                                                   95,559       $  2,169,188        0.19%
Home Depot, Inc. (The)                                           237,037       $  7,992,889        0.68%
Limited Brands                                                    49,667       $  1,015,193        0.09%
Lowe's Cos., Inc.                                                 83,809       $  4,083,173        0.35%
Office Depot, Inc.                                                33,105       $    542,922        0.05%
RadioShack Corp.                                                  17,522       $    489,741        0.04%
Sherwin-Williams Co. (The)                                        15,225       $    614,786        0.05%
Staples, Inc.                                                     53,235       $  1,537,427        0.13%
Tiffany & Co.                                                     15,515       $    554,662        0.05%
TJX Cos., Inc. (The)                                              52,750       $  1,238,041        0.11%
Toys "R" Us, Inc. (a)                                             22,869       $    376,424        0.03%
                                                                               ------------        ----
TOTAL SPECIALTY RETAIL                                                         $ 25,155,678        2.17%
                                                                               ------------        ----

TEXTILES, APPAREL & LUXURY GOODS
Jones Apparel Group, Inc.                                         13,702       $    511,769        0.04%
Liz Claiborne, Inc.                                               11,505       $    416,367        0.04%
NIKE, Inc.                                                        28,367       $  2,062,565        0.18%
Reebok International Ltd.                                          6,392       $    217,712        0.02%
V.F. Corp.                                                        11,568       $    578,515        0.05%
                                                                               ------------        ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                         $  3,786,928        0.33%
                                                                               ------------        ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                       29,677       $  2,139,712        0.18%
Federal Home Loan Mortgage Corp.                                  73,390       $  4,719,709        0.40%
Federal National Mortgage Association                            103,275       $  7,328,394        0.63%
Golden West Financial Corp.                                       16,302       $  1,742,846        0.15%
MGIC Investment Corp.                                             10,572       $    750,612        0.06%
Sovereign Bancorp, Inc.                                           32,700       $    711,879        0.06%
Washington Mutual, Inc.                                           92,240       $  3,578,912        0.31%

                                                         SHARES / PRINCIPAL
                                                               AMOUNT           MARKET VALUE   % NET ASSETS
TOTAL THRIFTS & MORTGAGE FINANCE                                               $   20,972,064       1.79%
                                                                               --------------      -----

TOBACCO
Altria Group, Inc.                                               218,661       $   10,408,262       0.89%
Reynolds American, Inc.                                            9,098       $      654,601       0.06%
UST, Inc.                                                         17,987       $      682,609       0.06%
                                                                               --------------      -----
TOTAL TOBACCO                                                                  $   11,745,472       1.01%
                                                                               --------------      -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                              9,678       $      512,451       0.04%
                                                                               --------------      -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                         $      512,451       0.04%
                                                                               --------------      -----

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                                 290,941       $    4,201,191       0.36%
Nextel Communications, Inc. (a)                                  118,047       $    2,686,750       0.23%
                                                                               --------------      -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $    6,887,941       0.59%
                                                                               --------------      -----
TOTAL COMMON STOCK                                                             $1,095,848,304      93.65%
                                                                               --------------      -----

COMMERCIAL PAPER
Dealers Capital Access Trust                                $  4,098,000       $    4,095,924       0.35%
  1.40% due 8/13/04 (c)
Florida Power Corp.                                         $  10,700,00       $   10,697,717       0.91%
  1.28% due 8/6/04 (c)
ForeningsSparbanken AB (Swedbank)                           $  5,100,000       $    5,093,693       0.43%
  1.39% due 9/1/04 (c)
General Electric Capital Corp.                              $  1,700,000       $    1,699,891       0.15%
  1.15% due 8/2/04 (c)
General Electric Capital Corp.                              $  4,400,000       $    4,399,716       0.38%
  1.16% due 8/2/04 (c)
General Electric Capital Corp.                              $  2,000,000       $    1,999,735       0.17%
  1.19% due 8/4/04 (c)
Household Finance Corp.                                     $  2,600,000       $    2,596,266       0.22%
  1.36% due 9/7/04 (c)
Ing Funding LLC                                             $  5,300,000       $    5,296,523       0.45%
  1.31% due 8/18/04 (c)
Norddeutsche Landesbanken/NY                                $  14,900,00       $   14,895,343       1.27%
  1.25% due 8/9/04 (c)
UBS Americas, Inc.                                          $  3,600,000       $    3,599,736       0.31%
  1.32% due 8/2/04 (c)

                                                         SHARES / PRINCIPAL
                                                               AMOUNT           MARKET VALUE   % NET ASSETS
Virginia Electric and Power Co.                             $  6,100,000       $    6,099,549      0.52%
  1.33% due 8/2/04 (c)
                                                                               --------------      ----
TOTAL COMMERCIAL PAPER                                                         $   60,474,093      5.16%
                                                                               --------------      ----

U.S. TREASURY BILLS
United States Treasury Bill                                 $  4,500,000       $    4,482,846      0.38%
  1.51% due 11/4/04 (c)
United States Treasury Bill                                 $  9,400,000       $    9,367,288      0.80%
  1.44% due 10/28/04 (c)
                                                                               --------------      ----
TOTAL U.S. TREASURY BILLS                                                      $   13,850,134      1.18%
                                                                               --------------      ----

                                                               SHARES

INVESTMENT COMPANIES
AIM Institutional Funds Group (e)                                454,885              454,885      0.04%

Total Investment Companies                                                            454,885      0.04%
                                                                               --------------      ----

                                                               PRINCIPAL
                                                                AMOUNT

MASTER NOTE
Banc of America Securities LLC
   1.413%, due 8/2/04 (e)                                        100,000              100,000      0.01%
                                                                               --------------      ----
Total Master Note                                                                     100,000      0.01%
                                                                               --------------      ----

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.383%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
   $3,188,367  (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $3,331,599 and a Market Value
   of $3,251,758)                                              3,188,000            3,188,000      0.27%
                                                                               --------------      ----

Lehman Brothers Inc.
   1.363%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
   $600,068 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $766,016 and a Market Value
   of $629,867)                                                  600,000              600,000      0.05%
                                                                               --------------      ----

Morgan Stanley & Co., Inc.
   1.363%, dated 7/30/04
   due 8/2/2004
   Proceeds at Maturity
   $4,000,454  (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $7,221,932 and a Market Value
   of $4,194,283)                                              4,000,000            4,000,000        0.34%
                                                                               --------------      ------

Total Repurchase Agreements                                                         7,788,000        0.66%
                                                                               --------------      ------

Total Short-Term Investments                                                       82,667,112        7.05%
                                                                               --------------      ------

TOTAL INVESTMENTS
   (COST $1,135,306,547) (g)                                                    1,178,515,416(h)   100.64%
LIABILITIES IN EXCESS OF
   CASH AND OTHER ASSETS                                                           (7,497,203)      -0.64%
                                                                               --------------      ------
NET ASSETS                                                                      1,171,018,213      100.00%
                                                                               ==============      ======

                                                                                UNREALIZED
                                                               CONTRACTS       APPRECIATION/
                                                                 LONG         DEPRECIATION (i)
FUTURES CONTRACTS
Standard & Poor's 500 Index
     September 2004                                                267             (1,398,102)      -0.12%
     Mini September 2004                                            28                  5,472        0.00%(b)
                                                                               --------------       -----

Total Futures Contracts
     (Settlement Value
     $75,039,965) (f)                                                              (1,392,630)      -0.12%
                                                                               ==============       =====

---------------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   Segregated or designed as collateral for futures contracts.

(d)   Represents securities out on loan or a portion of which is out on loan.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.

(g)   The cost for federal income tax purposes is $1,139,294,552.

(h) At July 31, 2004, net unrealized appreciation was $39,220,864 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $160,375,699 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $121,154,835.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2004.

PORTFOLIO HOLDINGS
As of 7/30/2004 (unaudited)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE    % NET ASSETS
MAINSTAY CASH RESERVES FUND
CORPORATE ASSET-BACKED
Nissan Auto Receivables Owner Trust (c)                        $ 4,298,070       $ 4,298,070         0.87%
  1.64%, due 7/15/05
DaimlerChrysler Auto Trust Series 2003-B Class A1 (c)          $   385,360       $   385,360         0.08%
  1.14%, due 12/8/04
                                                                                 -----------         ----
TOTAL CORPORATE ASSET-BACKED                                                     $ 4,683,430         0.95%
                                                                                 -----------         ----

CORPORATE BONDS
Lehman Brothers Holdings, Inc. (c)                             $ 5,050,000       $ 5,197,406         1.05%
  7.75%, due 1/15/05
Lehman Brothers Holdings, Inc. Series A (b)(c)                 $ 7,000,000       $ 7,000,000         1.42%
  1.38%, due 5/16/05
Lehman Brothers Holdings, Inc. Series G (b)(c)                 $ 5,000,000       $ 5,002,438         1.01%
  1.763%, due 9/20/04
Wachovia Corp. (c)                                             $ 5,000,000       $ 5,010,320         1.02%
  7.10%, due 8/15/04
American Honda Finance Corp. (a)(b)(c)                         $10,000,000       $10,000,000         2.03%
  1.491%, due 9/16/04

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Household Finance Corp.(b)(c)                                  $10,000,000       $10,000,000         2.03%
  1.26%, due 8/18/04
Colgate-Palmolive Co. (c)                                      $ 2,000,000       $ 2,032,125         0.41%
  3.98%, due 4/29/05
Colgate-Palmolive Co. Series E (c)                             $ 2,000,000       $ 2,028,656         0.41%
  3.98%, due 4/29/05
3M Co. (a)(c)                                                  $10,000,000       $10,156,460         2.06%
  5.639%, due 12/13/04
General Electric Capital Corp. Series A (b)(c)                 $ 5,000,000       $ 5,001,237         1.01%
  1.573%, due 9/24/04
General Electric Capital Corp. Series A (b)(c)                 $ 3,400,000       $ 3,400,829         0.69%
  1.67%, due 9/15/04
                                                                                 -----------        -----
TOTAL CORPORATE BONDS                                                            $64,829,471        13.14%
                                                                                 -----------        -----

FNMA
Federal National Mortgage Association (c)                      $10,000,000       $10,000,000         2.03%
  1.75%, due 5/23/05
                                                                                 -----------         ----
TOTAL FNMA                                                                       $10,000,000         2.03%
                                                                                 -----------         ----

U.S. TREASURY NOTES
United States Treasury Note (c)                                $ 3,000,000       $ 3,005,584         0.61%
  1.625%, due 3/31/05
United States Treasury Note (c)                                $ 5,000,000       $ 5,007,502         1.02%
  1.625%, due 4/30/05
                                                                                 -----------         ----
TOTAL U.S. TREASURY NOTES                                                        $ 8,013,086         1.63%
                                                                                 -----------         ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
CERTIFICATE OF DEPOSIT (d)
Banque Paribas NY  (c)                                         $ 5,000,000       $ 5,000,000         1.01%
  1.09%, due 8/2/04
Deutsche Bank New York (c)                                     $10,000,000       $ 9,995,275         2.03%
  1.11%, due 12/17/04
Dresdner Bank AG (c)                                           $10,000,000       $10,000,000         2.03%
  1.97%, due 5/10/05
Toronto Dominion Bank (c)                                      $ 5,000,000       $ 5,000,000         1.01%
  1.41%, due 1/5/05
Wells Fargo Bank NA (c)                                        $ 8,800,000       $ 8,800,000         1.78%
  1.30%, due 8/4/04
Abbey National Treasury Services PLC (c)                       $12,790,000       $12,790,074         2.59%
  1.22%, due 8/23/04
Barclay's Bank PLC New York (c)                                $ 7,000,000       $ 7,000,000         1.42%
  1.14%, due 10/4/04
                                                                                 -----------        -----
TOTAL CERTIFICATE OF DEPOSIT                                                     $58,585,349        11.87%
                                                                                 -----------        -----

COMMERCIAL PAPER
Asset Portfolio Funding Corp. (a)                              $ 7,011,000       $ 7,006,497         1.42%
  1.36% due 8/19/04
Barclays United States Funding Corp.                           $ 9,128,000       $ 9,079,972         1.84%
  1.54% due 12/3/04
Barton Capital Corp. (a)                                       $ 3,916,000       $ 3,912,769         0.79%
  1.35% due 8/24/04
Caterpillar Financial Services Corp.                           $ 6,990,000       $ 6,963,170         1.41%
  1.41% due 11/8/04
CIT Group, Inc.                                                $ 5,190,000       $ 5,170,336         1.05%
  1.55% due 10/29/04
CIT Group, Inc.                                                $ 6,135,000       $ 6,132,280         1.24%
  1.14% due 8/16/04
CIT Group, Inc.                                                $10,000,000       $ 9,978,467         2.02%
  1.52% due 9/22/04
Citigroup Global Markets Holdings, Inc.                        $ 4,816,000       $ 4,810,341         0.98%
  1.41% due 9/1/04

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Countrywide Home Loans, Inc.                                   $10,000,000       $ 9,999,267         2.03%
  1.32% due 8/4/04
CRC Funding LLC (a)                                            $10,000,000       $ 9,969,381         2.02%
  1.51% due 10/14/04
CXC, Inc. (a)                                                  $ 8,308,000       $ 8,302,790         1.68%
  1.075% due 8/23/04
Delaware Funding Corp. (a)                                     $ 8,799,000       $ 8,790,788         1.78%
  1.40% due 8/26/04
E.I. du Pont de Nemours & Co.                                  $ 1,775,000       $ 1,774,379         0.36%
  1.26% due 8/12/04
Edison Asset Securitization LLC (a)                            $ 8,000,000       $ 7,999,220         1.62%
  1.17% due 8/5/04
Edison Asset Securitization LLC (a)                            $10,980,000       $10,958,479         2.22%
  1.12% due 10/4/04
Falcon Asset Security Trust (a)                                $ 5,495,000       $ 5,488,670         1.11%
  1.43% due 8/31/04
Federal National Mortgage Association                          $ 5,000,000       $ 4,975,884         1.01%
  1.435% due 12/1/04
General Electric Capital Corp.                                 $ 7,490,000       $ 7,477,642         1.52%
  1.35% due 9/15/04
General Electric Capital Corp.                                 $ 1,644,000       $ 1,636,766         0.33%
  1.60% due 11/9/04
Govco, Inc.                                                    $ 5,911,000       $ 5,890,509         1.19%
  1.56% due 10/21/04
HBOS Treasury Services                                         $ 4,173,000       $ 4,172,140         0.85%
  1.06% due 8/9/04
Ing Funding LLC                                                $ 5,709,000       $ 5,689,456         1.15%
  1.56% due 10/20/04
JPMorgan Chase & Co.                                           $ 8,345,000       $ 8,339,877         1.69%
  1.30% due 8/19/04
Kimberly-Clark Worldwide, Inc. (a)                             $   502,000       $   501,613         0.10%
  1.32% due 8/23/04
Knight-Ridder, Inc. (a)                                        $13,635,000       $13,618,759         2.76%
  1.34% due 9/3/04
Knight-Ridder, Inc. (a)                                        $ 5,000,000       $ 5,000,000         1.01%
  1.30% due 8/2/04
Lehman Brothers Holdings, Inc.                                 $ 2,000,000       $ 1,997,006         0.40%
  1.10% due 9/20/04
Liberty Street Funding Co. (a)                                 $10,168,000       $10,166,531         2.06%
  1.30% due 8/6/04
National Rural Utilities Cooperative Finance Corp.             $ 5,193,000       $ 5,192,812         1.05%
  1.30% due 8/3/04
Nordea North America, Inc.                                     $10,000,000       $ 9,995,500         2.03%
  1.08% due 8/17/04

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Park Avenue Reveivables Corp. (a)                              $10,790,000       $10,757,441         2.18%
  1.53% due 10/12/04
Procter & Gamble Co. (The) (a)                                 $ 7,914,000       $ 7,906,614         1.60%
  1.20% due 8/30/04
Republic of Italy                                              $ 5,000,000       $ 4,996,879         1.01%
  1.065% due 8/23/04
Republic of Italy                                              $ 5,942,000       $ 5,936,576         1.20%
  1.06% due 9/2/04
Royal Bank of Canada                                           $10,000,000       $ 9,980,750         2.02%
  1.10% due 10/4/04
San Paolo IMI U.S. Financial Co.                               $10,000,000       $ 9,993,400         2.03%
  1.32% due 8/20/04
Sheffield Receivables Corp. (a)                                $10,000,000       $ 9,996,625         2.03%
  1.35% due 8/11/04
Sheffield Receivables Corp. (a)                                $ 5,300,000       $ 5,294,810         1.07%
  1.41% due 8/27/04
Shell Finance (UK) PLC                                         $ 6,523,000       $ 6,514,455         1.32%
  1.31% due 9/7/04
Shell Finance (UK) PLC                                         $ 9,093,000       $ 9,079,307         1.84%
  1.39% due 9/10/04
Societe Generale North America                                 $ 5,499,000       $ 5,492,653         1.11%
  1.385% due 9/1/04
UBS Finance (Delaware) LLC                                     $ 5,300,000       $ 5,295,230         1.07%
  1.35% due 8/26/04
Verizon Network Funding                                        $   666,000       $   665,069         0.13%
  1.36% due 9/8/04
Wells Fargo & Co.                                              $ 5,628,000       $ 5,625,816         1.14%
  1.27% due 8/13/04
Wisconsin Energy Corp. (a)                                     $ 4,700,000       $ 4,700,000         0.95%
  1.40% due 8/2/04
Goldman Sachs Group, Inc. (The)                                $ 8,000,000       $ 7,992,998         1.62%
  1.37% due 8/25/04
Goldman Sachs Group, Inc. (The)                                $10,000,000       $ 9,947,894         2.02%
  1.66% due 11/23/04
Province of Quebec (a)                                         $ 5,000,000       $ 4,998,075         1.01%
  1.26% due 8/13/04
Province of Quebec (a)                                         $15,500,000       $15,474,980         3.14%
  1.49% due 9/10/04

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Freddie Mac Discount Note                                      $   820,000      $    818,788         0.17%
  1.40% due 9/9/04
Freddie Mac Discount Note                                      $ 5,844,000      $  5,842,422         1.18%
  1.215% due 8/10/04
                                                                                ------------       ------
TOTAL COMMERCIAL PAPER                                                          $348,302,083        70.56%
                                                                                ------------       ------
TOTAL INVESTMENTS
   (Amortized Cost $494,413,419)(e)                                             $494,413,419       100.18%
                                                                                ------------       ------

Liabilities in Excess of Cash and Other Assets                                  $ (1,164,774)       -0.18%
                                                                                ------------       ------
NET ASSETS                                                                      $493,248,645       100.00%
                                                                                ============       ======

(a)   May be sold to institutional investors only.

(b)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(c)   Coupon interest bearing security.

(d) Yankee certificate of deposit (CD) - dollar denominated CD issued in the United States by foreign banks and corporations.

(e) The cost states also represents the aggregate cost for federal income tax purposes.

PORTFOLIO HOLDINGS
As of 7/30/2004 (unaudited)

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
MAINSTAY INDEXED BOND FUND
CORPORATE ASSET-BACKED
AIRLINES
Northwest Airlines, Inc. Series 200-1 Class G                   $  183,001          $  199,191        0.08%
  8.072%, due 10/1/19
                                                                                    ----------        ----
TOTAL AIRLINES                                                                      $  199,191        0.08%
                                                                                    ----------        ----

CREDIT CARDS
Bank One Issuance Trust Series 2002-A3 Class A3                 $1,000,000          $  999,890        0.42%
  3.59%, due 9/15/07
MBNA Credit Card Master Note Trust Series 2002-A1 Class A1      $1,000,000          $1,042,046        0.44%
  4.95%, due 1/15/07
                                                                                    ----------        ----
TOTAL CREDIT CARDS                                                                  $2,041,936        0.86%
                                                                                    ----------        ----
TOTAL CORPORATE ASSET-BACKED                                                        $2,241,127        0.94%
                                                                                    ----------        ----

CORPORATE BONDS
AEROSPACE
Boeing Co. (The)                                                $  250,000          $  248,160        0.10%
  6.125%, due 2/15/33
General Dynamics Corp.                                          $  100,000          $   94,172        0.04%
  4.25%, due 5/15/13
Goodrich Corp.                                                  $  100,000          $  107,951        0.05%
  6.45%, due 12/15/07
Litton Industries, Inc.                                         $  100,000          $  115,236        0.05%
  8.00%, due 10/15/09
Lockheed Martin Corp.                                           $  250,000          $  293,219        0.12%
  7.65%, due 5/1/16
Northrop Grumman Corp.                                          $  100,000          $  112,483        0.05%
  7.125%, due 2/15/11
Raytheon Co.                                                    $  100,000          $  102,324        0.04%
  5.50%, due 11/15/12
Raytheon Co.                                                    $  150,000          $  162,974        0.07%
  6.75%, due 8/15/07
                                                                                    ----------        ----
TOTAL AEROSPACE                                                                     $1,236,519        0.52%
                                                                                    ----------        ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
AGENCY
Korea Development Bank                                          $  100,000          $  100,414        0.04%
  4.25%, due 11/13/07
Kreditanstalt fuer Wiederaufbau                                 $  550,000          $  551,848        0.23%
  3.375%, due 1/23/08
                                                                                    ----------        ----
TOTAL AGENCY                                                                        $  652,262        0.27%
                                                                                    ----------        ----

AUTOMOTIVE MANUFACTURERS
DaimlerChrysler North America Holdings, Inc.                    $  250,000          $  247,716        0.10%
  4.05%, due 6/4/08
DaimlerChrysler North America Holdings, Inc.                    $  250,000          $  263,375        0.11%
  6.40%, due 5/15/06
DaimlerChrysler North America Holdings, Inc.                    $  250,000          $  293,518        0.12%
  8.50%, due 1/18/31
Ford Motor Credit Co.                                           $  500,000          $  530,636        0.22%
  7.375%, due 2/1/11
Ford Motor Credit Co.                                           $  250,000          $  262,920        0.11%
  7.25%, due 10/25/11
Ford Motor Credit Co.                                           $  250,000          $  254,464        0.11%
  7.00%, due 10/1/13
Ford Motor Credit Co.                                           $  250,000          $  263,652        0.11%
  6.50%, due 1/25/07
Ford Motor Credit Co.                                           $  504,000          $  550,238        0.23%
  7.875%, due 6/15/10
General Motors Acceptance Corp.                                 $  100,000          $  101,814        0.04%
  5.85%, due 1/14/09
General Motors Acceptance Corp.                                 $  250,000          $  260,696        0.11%
  6.125%, due 9/15/06
General Motors Acceptance Corp.                                 $  250,000          $  261,804        0.11%
  6.75%, due 1/15/06
General Motors Acceptance Corp.                                 $  250,000          $  254,500        0.11%
  6.875%, due 8/28/12
General Motors Corp.                                            $  500,000          $  522,724        0.22%
  8.375%, due 7/15/33
                                                                                    ----------        ----
TOTAL AUTOMOTIVE MANUFACTURERS                                                      $4,068,057        1.70%
                                                                                    ----------        ----

BANKING
ABN-Amro Bank N.V.                                              $  403,000          $  436,041        0.18%
  7.55%, due 6/28/06
Aristar, Inc.                                                   $  100,000          $  110,070        0.05%
  6.875%, due 5/15/11
Bank of America Corp.                                           $  250,000          $  250,735        0.10%
  3.875%, due 1/15/08

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
Bank of America Corp.                                           $  500,000          $  569,967        0.24%
  7.40%, due 1/15/11
Bank of Tokyo-Mitsubishi, Ltd.                                  $  100,000          $  118,235        0.05%
  8.40%, due 4/15/10
Bank One Corp.                                                  $  250,000          $  262,124        0.11%
  5.90%, due 11/15/11
Bank One Corp.                                                  $  250,000          $  267,685        0.11%
  6.875%, due 8/1/06
Bankers Trust Corp.                                             $  250,000          $  260,477        0.11%
  8.25%, due 5/1/05
Branch Banking & Trust Co. Wilson, North Carolina
  Series BKNT                                                   $  100,000          $   97,812        0.04%
  4.875%, due 1/15/13
Capital One Bank                                                $  100,000          $   95,826        0.04%
  5.125%, due 2/15/14
Capital One Bank                                                $  100,000          $  105,464        0.04%
  6.875%, due 2/1/06
Citigroup, Inc.                                                 $  250,000          $  259,857        0.11%
  5.00%, due 3/6/07
Citigroup, Inc.                                                 $  250,000          $  238,856        0.10%
  5.875%, due 2/22/33
Fleet National Bank                                             $  250,000          $  265,528        0.11%
  5.75%, due 1/15/09
HSBC Holding PLC                                                $  250,000          $  283,838        0.12%
  7.50%, due 7/15/09
JPMorgan Chase & Co.                                            $  500,000          $  550,586        0.23%
  6.75%, due 2/1/11
Key Bank National Association                                   $  100,000          $  104,406        0.04%
  5.00%, due 7/17/07
Landwirtschaftliche Rentenbank Series E                         $  250,000          $  245,532        0.10%
  3.25%, due 6/16/08
MBNA America Bank                                               $  300,000          $  312,159        0.13%
  5.375%, due 1/15/08
Mellon Funding Corp.                                            $  250,000          $  244,010        0.10%
  5.00%, due 12/1/14
National City Bank of Pennsylvania                              $  250,000          $  275,054        0.11%
  6.25%, due 3/15/11
PNC Funding Corp.                                               $  100,000          $  114,082        0.05%
  7.50%, due 11/1/09
Royal Bank of Scotland Group PLC                                $  100,000          $   98,938        0.04%
  5.00%, due 11/12/13
SunTrust Banks, Inc.                                            $  250,000          $  260,166        0.11%
  5.05%, due 7/1/07
U.S. Bank National Association                                  $  250,000          $  272,352        0.11%
  6.375%, due 8/1/11

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
UFJ Bank Ltd.                                                   $  100,000          $  112,279        0.05%
  7.40%, due 6/15/11
Union Bank of Switzerland-New York                              $  250,000          $  270,481        0.11%
  7.25%, due 7/15/06
Wachovia Bank National Association                              $  500,000          $  518,862        0.22%
  4.85%, due 7/30/07
Washington Mutual, Inc.                                         $  250,000          $  270,736        0.11%
  7.50%, due 8/15/06
Wells Fargo Bank NA, San Fransisco                              $  500,000          $  548,252        0.23%
  6.45%, due 2/1/11
                                                                                    ----------        ----
TOTAL BANKING                                                                       $7,820,410        3.25%
                                                                                    ----------        ----

BEVERAGE/BOTTLING
Anheuser-Busch Cos., Inc.                                       $  250,000          $  251,703        0.11%
  5.95%, due 1/15/33
Coca-Cola Enterprises, Inc.                                     $  252,000          $  320,947        0.13%
  8.50%, due 2/1/22
Diageo Capital PLC                                              $  250,000          $  246,098        0.10%
  3.375%, due 3/20/08
Pepsi Bottling Holdings, Inc. (a)                               $  250,000          $  265,206        0.11%
  5.625%, due 2/17/09
                                                                                    ----------        ----
TOTAL BEVERAGE/BOTTLING                                                             $1,083,954        0.45%
                                                                                    ----------        ----

BROADCAST/OUTDOOR
Clear Channel Communications, Inc.                              $  100,000          $  105,047        0.04%
  6.00%, due 11/1/06
Clear Channel Communications, Inc.                              $  100,000          $  113,096        0.05%
  7.65%, due 9/15/10
                                                                                    ----------        ----
TOTAL BROADCAST/OUTDOOR                                                             $  218,143        0.09%
                                                                                    ----------        ----

BUILDING PRODUCTS
CRH America, Inc.                                               $  100,000          $   99,417        0.04%
  5.30%, due 10/15/13
Hanson Australia Funding                                        $  100,000          $   98,122        0.04%
  5.25%, due 3/15/13
Masco Corp.                                                     $  100,000          $  105,907        0.04%
  6.75%, due 3/15/06
                                                                                    ----------        ----
TOTAL BUILDING PRODUCTS                                                             $  303,446        0.12%
                                                                                    ----------        ----

CABLE
Comcast Cable Communications, Inc.                              $  250,000          $  276,219        0.12%
  7.125%, due 6/15/13

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
Comcast Corp.                                                   $  250,000          $  255,034        0.11%
  5.50%, due 3/15/11
Comcast Corp.                                                   $  100,000          $  105,411        0.04%
  7.05%, due 3/15/33
Cox Communications, Inc.                                        $  100,000          $  114,111        0.05%
  7.75%, due 11/1/10
Cox Communications, Inc.                                        $  100,000          $  108,598        0.05%
  7.75%, due 8/15/06
Liberty Media Corp.                                             $  100,000          $  112,497        0.05%
  8.25%, due 2/1/30
News America, Inc.                                              $  100,000          $  111,802        0.05%
  7.25%, due 5/18/18
Time Warner, Inc.                                               $  250,000          $  255,579        0.11%
  5.625%, due 5/1/05
Time Warner, Inc.                                               $  250,000          $  246,674        0.10%
  6.625%, due 5/15/29
Time Warner, Inc.                                               $  250,000          $  271,860        0.11%
  6.75%, due 4/15/11
Viacom, Inc.                                                    $  250,000          $  256,403        0.11%
  5.625%, due 8/15/12
Walt Disney Co. (The)                                           $  250,000          $  269,823        0.11%
  6.375%, due 3/1/12
                                                                                    ----------        ----
TOTAL CABLE                                                                         $2,384,011        1.01%
                                                                                    ----------        ----

CHEMICALS
Dow Chemical Co. (The)                                          $  100,000          $  104,714        0.04%
  6.00%, due 10/1/12
E.I. du Pont de Nemours & Co.                                   $  250,000          $  248,294        0.10%
  4.75%, due 11/15/12
Eastman Chemical Co.                                            $  100,000          $  106,602        0.04%
  7.25%, due 1/15/24
ICI Wilmington, Inc.                                            $  100,000          $   98,851        0.04%
  4.375%, due 12/1/08
Praxair, Inc.                                                   $  100,000          $   92,204        0.04%
  3.95%, due 6/1/13
Rohm & Haas Co.                                                 $  100,000          $  122,127        0.05%
  7.85%, due 7/15/29
                                                                                    ----------        ----
TOTAL CHEMICALS                                                                     $  772,792        0.31%
                                                                                    ----------        ----

CONGLOMERATE/DIVERSIFIED MANUFACTURING
Emerson Electric Co.                                            $  250,000          $  284,058        0.12%
  7.125%, due 8/15/10
Honeywell International, Inc.                                   $  100,000          $  114,920        0.05%
  7.50%, due 3/1/10

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
United Technologies Corp.                                       $  250,000          $  273,712        0.11%
  6.35%, due 3/1/11
                                                                                    ----------        ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                                        $  672,690        0.28%
                                                                                    ----------        ----

CONSUMER PRODUCTS
Procter & Gamble Co. (The)                                      $  250,000          $  281,444        0.12%
  6.875%, due 9/15/09
Unilever Capital Corp.                                          $  285,000          $  300,010        0.13%
  6.875%, due 11/1/05
                                                                                    ----------        ----
TOTAL CONSUMER PRODUCTS                                                             $  581,454        0.25%
                                                                                    ----------        ----

DIVERSIFIED TELECOMMUNICATIONS
ALLTEL Corp.                                                    $  250,000          $  278,071        0.12%
  7.00%, due 7/1/12
AT&T Corp.                                                      $  250,000          $  248,868        0.10%
  8.75%, due 11/15/31
BellSouth Corp.                                                 $  250,000          $  263,676        0.11%
  6.875%, due 10/15/31
British Telecommunications PLC                                  $  250,000          $  294,649        0.12%
  8.375%, due 12/15/10
CenturyTel, Inc. Series H                                       $  100,000          $  115,106        0.05%
  8.375%, due 10/15/10
Citizens Communications Co.                                     $  100,000          $  106,875        0.04%
  9.25%, due 5/15/11
Deutsche Telekom International Finance BV                       $  100,000          $   99,041        0.04%
  5.25%, due 7/22/13
Deutsche Telekom International Finance BV                       $  250,000          $  294,864        0.12%
  8.50%, due 6/15/10
France Telecom S.A.                                             $  250,000          $  318,310        0.13%
  9.50%, due 3/1/31 --- 9.25%, beginning 9/1/04
Koninklijke (Royal) KPN N.V.                                    $  100,000          $  116,322        0.05%
  8.00%, due 10/1/10
SBC Communications, Inc.                                        $  250,000          $  267,747        0.11%
  6.25%, due 3/15/11
Sprint Capital Corp.                                            $  500,000          $  585,818        0.24%
  8.375%, due 3/15/12
Telecom Italia Capital (a)                                      $  100,000          $   98,424        0.04%
  6.375%, due 11/15/33
Telefonica Europe B.V.                                          $  150,000          $  157,746        0.07%
  7.35%, due 9/15/05
Telefonica Europe B.V.                                          $  100,000          $  124,137        0.05%
  8.25%, due 9/15/30
Telefonos de Mexico, S.A. de C.V.                               $  100,000          $   98,027        0.04%
  4.50%, due 11/19/08

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
Verizon Global Funding Corp.                                    $  250,000          $  267,188        0.11%
  6.125%, due 6/15/07
Verizon Global Funding Corp.                                    $  250,000          $  286,850        0.12%
  7.75%, due 12/1/30
Verizon Pennsylvania Series A                                   $  250,000          $  257,090        0.11%
  5.65%, due 11/15/11
                                                                                    ----------        ----
TOTAL DIVERSIFIED TELECOMMUNICATIONS                                                $4,278,809        1.77%
                                                                                    ----------        ----

ELECTRIC UTILITIES
American Electric Power Co., Inc. Series C                      $  200,000          $  206,264        0.09%
  5.375%, due 3/15/10
Arizona Public Service Co.                                      $  100,000          $  106,809        0.04%
  6.375%, due 10/15/11
CenterPoint Energy Houston Electric LLC Series K2               $  100,000          $  109,908        0.05%
  6.95%, due 3/15/33
Consolidated Edison Co. of New York Series 2002 A               $  100,000          $  104,395        0.04%
  5.625%, due 7/1/12
Constellation Energy Group, Inc.                                $  100,000          $  106,638        0.04%
  6.125%, due 9/1/09
Consumers Energy Co. Series B                                   $  100,000          $   99,505        0.04%
  5.375%, due 4/15/13
Dominion Resources, Inc.                                        $  100,000          $   97,094        0.04%
  5.00%, due 3/15/13
Dominion Resources, Inc. Series B                               $  150,000          $  158,344        0.07%
  6.25%, due 6/30/12
DTE Energy Co.                                                  $  100,000          $  109,568        0.05%
  7.05%, due 6/1/11
Duke Energy Corp.                                               $  250,000          $  251,429        0.11%
  6.45%, due 10/15/32
FirstEnergy Corp. Series B                                      $  200,000          $  211,546        0.09%
  6.45%, due 11/15/11
FPL Group Capital, Inc.                                         $  250,000          $  282,099        0.12%
  7.375%, due 6/1/09
MidAmerican Energy Holdings Co.                                 $  100,000          $  102,655        0.04%
  5.875%, due 10/1/12
Northern States Power Co.                                       $  100,000          $  111,154        0.05%
  6.875%, due 8/1/09
Oncor Electric Delivery Co.                                     $  100,000          $  108,788        0.05%
  7.00%, due 9/1/22
Oncor Electric Delivery Co.                                     $  100,000          $  108,154        0.05%
  6.375%, due 5/1/12
Pacific Electric & Gas Co.                                      $  150,000          $  144,503        0.06%
  6.05%, due 3/1/34

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
Pepco Holdings, Inc.                                            $  100,000          $  105,132        0.04%
  6.45%, due 8/15/12
Progress Energy, Inc.                                           $  250,000          $  272,459        0.11%
  6.85%, due 4/15/12
PSI Energy, Inc.                                                $  100,000          $   97,313        0.04%
  5.00%, due 9/15/13
Scana Corp.                                                     $  100,000          $  107,434        0.04%
  6.25%, due 2/1/12
Sempra Energy                                                   $  100,000          $  104,904        0.04%
  6.00%, due 2/1/13
Southern California Edison Co.                                  $  100,000          $   98,768        0.04%
  5.00%, due 1/15/14
Southern Power Co. Series B                                     $  100,000          $  105,920        0.04%
  6.25%, due 7/15/12
Union Electric Co.                                              $  100,000          $   96,691        0.04%
  4.65%, due 10/1/13
Wisconsin Energy Corp.                                          $  100,000          $  109,351        0.05%
  6.50%, due 4/1/11
                                                                                    ----------        ----
TOTAL ELECTRIC UTILITIES                                                            $3,516,825        1.47%
                                                                                    ----------        ----

ELECTRONICS
Motorola, Inc.                                                  $  100,000          $  109,980        0.05%
  7.60%, due 1/1/07
Motorola, Inc.                                                  $  100,000          $  109,425        0.05%
  7.50%, due 5/15/25
                                                                                    ----------        ----
TOTAL ELECTRONICS                                                                   $  219,405        0.10%
                                                                                    ----------        ----

ENVIRONMENTAL SERVICES
Waste Management, Inc.                                          $  100,000          $  107,528        0.04%
  7.00%, due 10/15/06
Waste Management, Inc.                                          $  100,000          $  109,650        0.05%
  7.125%, due 12/15/17
                                                                                    ----------        ----
TOTAL ENVIRONMENTAL SERVICES                                                        $  217,178        0.09%
                                                                                    ----------        ----

FINANCE-OTHER
American Express Treasury                                       $  250,000          $  243,048        0.10%
  3.625%, due 2/20/09
National Rural Utilities Cooperative Finance Corp.              $  250,000          $  265,056        0.11%
  5.75%, due 8/28/09
SLM Corp.                                                       $  100,000          $   91,552        0.04%
  5.625%, due 8/1/33
UFJ Finance Aurba AEC                                           $  100,000          $  107,420        0.04%
  6.75%, due 7/15/13

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
                                                                                    ----------        ----
TOTAL FINANCE-OTHER                                                                 $  707,076        0.29%
                                                                                    ----------        ----

FOOD PROCESSORS
Archer-Daniels-Midland Co.                                      $  250,000          $  302,236        0.13%
  8.125%, due 6/1/12
Campbell Soup Co.                                               $  100,000          $   98,148        0.04%
  4.875%, due 10/1/13
ConAgra Foods, Inc.                                             $  100,000          $  116,606        0.05%
  7.875%, due 9/15/10
ConAgra Foods, Inc.                                             $  100,000          $  105,354        0.04%
  6.00%, due 9/15/06
General Mills, Inc.                                             $  100,000          $  104,082        0.04%
  5.125%, due 2/15/07
H.J. Heinz Finance Co.                                          $  250,000          $  278,840        0.12%
  6.625%, due 7/15/11
Kellogg Co. Series B                                            $  100,000          $  104,932        0.04%
  6.00%, due 4/1/06
Kellogg Co. Series B                                            $  100,000          $  110,543        0.05%
  6.60%, due 4/1/11
Kraft Foods, Inc.                                               $  250,000          $  266,860        0.11%
  6.25%, due 6/1/12
Sara Lee Corp.                                                  $  150,000          $  163,231        0.07%
  6.25%, due 9/15/11
Tyson Foods, Inc.                                               $  140,000          $  150,261        0.06%
  7.25%, due 10/1/06
                                                                                    ----------        ----
TOTAL FOOD PROCESSORS                                                               $1,801,093        0.75%
                                                                                    ----------        ----

GAMING
Harrah's Operating Co., Inc.                                    $  100,000          $  112,614        0.05%
  8.00%, due 2/1/11
                                                                                    ----------        ----
TOTAL GAMING                                                                        $  112,614        0.05%
                                                                                    ----------        ----

GAS PIPELINES
Enterprise Products Partners L.P. Series B                      $  100,000          $   94,806        0.04%
  6.875%, due 3/1/33
Kinder Morgan Energy Partners, L.P.                             $  100,000          $  108,547        0.05%
  6.75%, due 3/15/11
Kinder Morgan Energy Partners, L.P.                             $  150,000          $  165,623        0.07%
  7.125%, due 3/15/12
                                                                                    ----------        ----
TOTAL GAS PIPELINES                                                                 $  368,976        0.16%
                                                                                    ----------        ----

GAS UTILITIES-LOCAL DISTRIBUTORS

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
KeySpan Corp.                                                   $  100,000          $   97,039        0.04%
  4.65%, due 4/1/13
NiSource Finance Corp.                                          $  100,000          $  104,925        0.04%
  6.15%, due 3/1/13
NiSource Finance Corp.                                          $  100,000          $  105,787        0.04%
  7.625%, due 11/15/05
                                                                                    ----------        ----
TOTAL GAS UTILITIES-LOCAL DISTRIBUTORS                                              $  307,751        0.12%
                                                                                    ----------        ----

HEALTH CARE FACILITIES
HCA, Inc.                                                       $  100,000          $  105,683        0.04%
  7.125%, due 6/1/06
HCA, Inc.                                                       $  100,000          $  103,660        0.04%
  6.75%, due 7/15/13
                                                                                    ----------        ----
TOTAL HEALTH CARE FACILITIES                                                        $  209,343        0.08%
                                                                                    ----------        ----

HOME BUILDERS
Centex Corp.                                                    $  100,000          $  112,195        0.05%
  7.50%, due 1/15/12
Pulte Homes, Inc.                                               $  100,000          $  113,621        0.05%
  7.875%, due 8/1/11
                                                                                    ----------        ----
TOTAL HOME BUILDERS                                                                 $  225,816        0.10%
                                                                                    ----------        ----

INDEPENDENT FINANCE
CIT Group, Inc.                                                 $  250,000          $  287,160        0.12%
  7.75%, due 4/2/12
CitiFinancial Credit Co.                                        $  227,000          $  275,106        0.11%
  8.70%, due 6/15/10
General Electric Capital Corp. Series A                         $  250,000          $  260,247        0.11%
  5.00%, due 6/15/07
General Electric Capital Corp. Series A                         $  750,000          $  800,718        0.33%
  6.00%, due 6/15/12
General Electric Capital Corp. Series A                         $  250,000          $  272,968        0.11%
  6.75%, due 3/15/32
General Electric Capital Corp. Series A                         $  250,000          $  262,741        0.11%
  6.80%, due 11/1/05
Household Finance Corp.                                         $  250,000          $  270,580        0.11%
  6.40%, due 6/17/08
Household Finance Corp.                                         $  250,000          $  269,460        0.11%
  6.375%, due 10/15/11
Household Finance Corp.                                         $  250,000          $  263,833        0.11%
  5.75%, due 1/30/07
International Lease Finance Corp. Series O                      $  250,000          $  247,656        0.10%
  4.375%, due 11/1/09

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT         MARKET VALUE    % NET ASSETS
                                                                                    ----------        ----
TOTAL INDEPENDENT FINANCE                                                           $3,210,469        1.32%
                                                                                    ----------        ----

INFORMATION/DATA TECHNOLOGY
Computer Sciences Corp.                                         $  100,000          $   97,961        0.04%
  5.00%, due 2/15/13
Electronic Data Systems Corp. Series B                          $  100,000          $   96,408        0.04%
  6.00%, due 8/1/13
First Data Corp.                                                $  100,000          $   97,351        0.04%
  4.70%, due 8/1/13
Hewlett-Packard Co.                                             $  250,000          $  248,341        0.10%
  3.625%, due 3/15/08
International Business Machines Corp.                           $  150,000          $  150,479        0.06%
  4.25%, due 9/15/09
International Business Machines Corp.                           $  100,000          $  106,770        0.04%
  6.50%, due 1/15/28
                                                                                    ----------        ----
TOTAL INFORMATION/DATA TECHNOLOGY                                                   $  797,310        0.32%
                                                                                    ----------        ----

INTEGRATED OIL
Amerada Hess Corp.                                              $  100,000          $  103,615        0.04%
  7.30%, due 8/15/31
Amoco Co.                                                       $  250,000          $  271,858        0.11%
  6.50%, due 8/1/07
Conoco, Inc.                                                    $  150,000          $  164,008        0.07%
  6.35%, due 4/15/09
ConocoPhillips                                                  $  250,000          $  245,261        0.10%
  5.90%, due 10/15/32
Marathon Oil Corp.                                              $  100,000          $  106,087        0.04%
  6.80%, due 3/15/32
Pemex Project Funding Master Trust                              $  350,000          $  366,625        0.15%
  7.375%, due 12/15/14
Texaco Capital, Inc.                                            $  176,000          $  249,726        0.10%
  9.75%, due 3/15/20
                                                                                    ----------        ----
TOTAL INTEGRATED OIL                                                                $1,507,180        0.61%
                                                                                    ----------        ----

LIFE INSURANCE
AIG Sunamer Global Financing VI (a)                             $  250,000          $  271,100        0.11%
  6.30%, due 5/10/11
Assurant, Inc.                                                  $  100,000          $   99,555        0.04%
  5.625%, due 2/15/14
Axa                                                             $  105,000          $  130,210        0.05%
  8.60%, due 12/15/30
MetLife, Inc.                                                   $  100,000          $  106,938        0.04%
  6.125%, due 12/1/11

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
                                                                                    ----------        ----
TOTAL LIFE INSURANCE                                                                $  607,803        0.24%
                                                                                    ----------        ----

MACHINERY
Caterpillar, Inc.                                               $  250,000          $  306,742        0.13%
  8.00%, due 2/15/23
Deere (John) Capital Corp.                                      $  250,000          $  282,165        0.12%
  7.00%, due 3/15/12
                                                                                    ----------        ----
TOTAL MACHINERY                                                                     $  588,907        0.25%
                                                                                    ----------        ----

METALS/MINING
Alcoa, Inc.                                                     $  250,000          $  266,775        0.11%
  6.00%, due 1/15/12
BHP Finance USA Ltd.                                            $  100,000          $   98,301        0.04%
  4.80%, due 4/15/13
Inco Ltd.                                                       $  100,000          $   98,529        0.04%
  5.70%, due 10/15/15
Phelps Dodge Corp.                                              $  100,000          $  119,611        0.05%
  8.75%, due 6/1/11
                                                                                    ----------        ----
TOTAL METALS/MINING                                                                 $  583,216        0.24%
                                                                                    ----------        ----

MORTGAGE BANKING
Countrywide Home Loans, Inc. Series K                           $  100,000          $  105,004        0.04%
  5.625%, due 5/15/07
Countrywide Home Loans, Inc. Series L                           $  250,000          $  242,099        0.10%
  3.25%, due 5/21/08
                                                                                    ----------        ----
TOTAL MORTGAGE BANKING                                                              $  347,103        0.14%
                                                                                    ----------        ----

OIL EQUIPMENT
Transocean, Inc.                                                $  100,000          $  114,341        0.05%
  7.375%, due 4/15/18
                                                                                    ----------        ----
TOTAL OIL EQUIPMENT                                                                 $  114,341        0.05%
                                                                                    ----------        ----

OIL REFINING & MARKETING
Valero Energy Corp.                                             $  100,000          $  112,895        0.05%
  7.50%, due 4/15/32
                                                                                    ----------        ----
TOTAL OIL REFINING & MARKETING                                                      $  112,895        0.05%
                                                                                    ----------        ----

OIL SERVICE
Halliburton Co.                                                 $  100,000          $  101,925        0.04%
  5.50%, due 10/15/10
                                                                                    ----------        ----
TOTAL OIL SERVICE                                                                   $  101,925        0.04%
                                                                                    ----------        ----

PAPER/FOREST PRODUCTS

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT          MARKET VALUE   % NET ASSETS
International Paper Co.                                         $  100,000          $   95,132        0.04%
  5.25%, due 4/1/16
International Paper Co.                                         $  100,000          $  102,684        0.04%
  5.85%, due 10/30/12
MeadWestvaco Corp.                                              $  100,000          $  108,044        0.05%
  6.85%, due 4/1/12
Weyerhaeuser Co.                                                $  200,000          $  218,665        0.09%
  6.75%, due 3/15/12
Weyerhaeuser Co.                                                $  100,000          $  110,375        0.05%
  7.375%, due 3/15/32
                                                                                    ----------        ----
TOTAL PAPER/FOREST PRODUCTS                                                         $  634,900        0.27%
                                                                                    ----------        ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                        $  250,000          $  262,451        0.11%
  5.75%, due 10/1/11
Merck & Co., Inc.                                               $  250,000          $  242,164        0.10%
  4.375%, due 2/15/13
Pfizer, Inc.                                                    $  250,000          $  233,483        0.10%
  4.65%, due 3/1/18
Schering-Plough Corp.                                           $  100,000          $  102,400        0.04%
  6.50%, due 12/1/33
Wyeth                                                           $  250,000          $  242,976        0.10%
  5.50%, due 3/15/13
                                                                                    ----------        ----
TOTAL PHARMACEUTICALS                                                               $1,083,474        0.45%
                                                                                    ----------        ----

POWER
Exelon Corp.                                                    $  200,000          $  218,654        0.09%
  6.75%, due 5/1/11
PSE&G Power LLC                                                 $  100,000          $  113,916        0.05%
  7.75%, due 4/15/11
                                                                                    ----------        ----
TOTAL POWER                                                                         $  332,570        0.14%
                                                                                    ----------        ----

PROPERTY & CASUALTY INSURANCE
Allstate Corp. (The)                                            $  100,000          $  114,758        0.05%
  7.20%, due 12/1/09
Aon Corp.                                                       $  100,000          $  112,182        0.05%
  7.375%, due 12/14/12
Chubb Corp. (The)                                               $  100,000          $   99,234        0.04%
  5.20%, due 4/1/13
Hartford Financial Services Group, Inc. (The)                   $  100,000          $  116,546        0.05%
  7.90%, due 6/15/10
SAFECO Corp.                                                    $  100,000          $  100,813        0.04%
  4.20%, due 2/1/08

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Travelers Property Casualty Corp.                                    $     100,000             $    97,226               0.04%
  5.00%, due 3/15/13
                                                                                               -----------             ------
TOTAL PROPERTY & CASUALTY INSURANCE                                                            $   640,759               0.27%
                                                                                               -----------             ------

PUBLISHING
Belo Corp.                                                           $     100,000             $   113,533               0.05%
  8.00%, due 11/1/08
                                                                                               -----------             ------
TOTAL PUBLISHING                                                                               $   113,533               0.05%
                                                                                               -----------             ------

RAILROADS
Burlington Northern Santa Fe Corp.                                   $     100,000             $   110,832               0.05%
  6.75%, due 7/15/11
Burlington Northern Santa Fe Corp.                                   $     100,000             $   112,523               0.05%
  7.125%, due 12/15/10
CSX Corp.                                                            $     100,000             $   106,095               0.04%
  6.30%, due 3/15/12
CSX Corp.                                                            $     100,000             $   116,818               0.05%
  7.95%, due 5/1/27
Norfolk Southern Corp.                                               $     150,000             $   175,020               0.07%
  7.80%, due 5/15/27
Union Pacific Corp.                                                  $     100,000             $   106,201               0.04%
  6.125%, due 1/15/12
                                                                                               -----------             ------
TOTAL RAILROADS                                                                                $   727,489               0.30%
                                                                                               -----------             ------

REAL ESTATE INVESTMENT TRUST
Boston Properties, Inc.                                              $     100,000             $   105,658               0.04%
  6.25%, due 1/15/13
EOP Operating LP                                                     $     100,000             $    93,293               0.04%
  4.75%, due 3/15/14
EOP Operating LP                                                     $     175,000             $   194,687               0.08%
  7.75%, due 11/15/07
ERP Operating LP                                                     $     100,000             $   110,970               0.05%
  6.95%, due 3/2/11
Simon Property Group, L.P.                                           $     100,000             $   104,170               0.04%
  5.375%, due 8/28/08
                                                                                               -----------             ------
TOTAL REAL ESTATE INVESTMENT TRUST                                                             $   608,778               0.25%
                                                                                               -----------             ------

REGIONAL GOVERNMENT
Hydro-Quebec Series JL                                               $     250,000             $   273,836               0.11%
  6.30%, due 5/11/11
                                                                                               -----------             ------
TOTAL REGIONAL GOVERNMENT                                                                      $   273,836               0.11%
                                                                                               -----------             ------

RESTAURANTS

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Yum! Brands, Inc.                                                    $     100,000             $   121,611               0.05%
  8.875%, due 4/15/11
                                                                                               -----------             ------
TOTAL RESTAURANTS                                                                              $   121,611               0.05%
                                                                                               -----------             ------

RETAIL STORES-FOOD/DRUGS
Albertson's, Inc.                                                    $     100,000             $   116,335               0.05%
  8.00%, due 5/1/31
Kroger Co. (The)                                                     $     250,000             $   251,853               0.11%
  5.50%, due 2/1/13
Safeway, Inc.                                                        $     100,000             $   101,724               0.04%
  5.80%, due 8/15/12
                                                                                               -----------             ------
TOTAL RETAIL STORES-FOOD/DRUGS                                                                 $   469,912               0.20%
                                                                                               -----------             ------

RETAIL STORES-OTHER
Federated Department Stores, Inc.                                    $     100,000             $   108,641               0.05%
  6.625%, due 9/1/08
Lowe's Cos., Inc.                                                    $     100,000             $   110,731               0.05%
  6.875%, due 2/15/28
May Department Stores Co. (The)                                      $     100,000             $   100,692               0.04%
  6.70%, due 9/15/28
Target Corp.                                                         $     150,000             $   159,639               0.07%
  5.875%, due 3/1/12
Target Corp.                                                         $     100,000             $   113,572               0.05%
  7.00%, due 7/15/31
Wal-Mart Stores, Inc.                                                $     250,000             $   279,920               0.12%
  6.875%, due 8/10/09
Wal-Mart Stores, Inc.                                                $     100,000             $   121,473               0.05%
  7.55%, due 2/15/30
                                                                                               -----------             ------
TOTAL RETAIL STORES-OTHER                                                                      $   994,668               0.43%
                                                                                               -----------             ------

SATELLITE
Intelsat Ltd.                                                        $     100,000             $    96,185               0.04%
  7.625%, due 4/15/12
                                                                                               -----------             ------
TOTAL SATELLITE                                                                                $    96,185               0.04%
                                                                                               -----------             ------

SECONDARY OIL & GAS PRODUCERS
Anadarko Petroleum Corp.                                             $     250,000             $   261,625               0.11%
  5.375%, due 3/1/07
Burlington Resources, Inc.                                           $     104,000             $   118,587               0.05%
  7.375%, due 3/1/29
Devon Financing Corp. ULC                                            $     200,000             $   219,614               0.09%
  6.875%, due 9/30/11

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
EnCana Corp.                                                         $     100,000             $    95,636               0.04%
  4.75%, due 10/15/13
Kerr-McGee Corp.                                                     $     100,000             $   107,706               0.04%
  6.625%, due 10/15/07
Occidental Petroleum Corp.                                           $     100,000             $   112,717               0.05%
  7.20%, due 4/1/28
Union Oil Co. of California                                          $     100,000             $   112,318               0.05%
  7.35%, due 6/15/09
                                                                                               -----------             ------
TOTAL SECONDARY OIL & GAS PRODUCERS                                                            $ 1,028,203               0.43%
                                                                                               -----------             ------

SECURITIES
Bear Stearns Cos., Inc. (The)                                        $     250,000             $   253,574               0.11%
  5.70%, due 11/15/14
Credit Suisse FirstBoston USA, Inc.                                  $     250,000             $   255,698               0.11%
  4.625%, due 1/15/08
Credit Suisse FirstBoston USA, Inc.                                  $     250,000             $   271,305               0.11%
  6.50%, due 1/15/12
Goldman Sachs Group, Inc. (The)                                      $     250,000             $   243,762               0.10%
  5.15%, due 1/15/14
Goldman Sachs Group, Inc. (The)                                      $     250,000             $   256,234               0.11%
  5.70%, due 9/1/12
Goldman Sachs Group, Inc. (The)                                      $     250,000             $   237,772               0.10%
  4.75%, due 7/15/13
Goldman Sachs Group, Inc. (The)                                      $     250,000             $   276,637               0.12%
  6.875%, due 1/15/11
Lehman Brothers Holdings, Inc.                                       $     250,000             $   263,228               0.11%
  6.625%, due 2/5/06
Lehman Brothers Holdings, Inc.                                       $     250,000             $   274,787               0.11%
  7.00%, due 2/1/08
Merrill Lynch & Co., Inc.                                            $     250,000             $   267,215               0.11%
  6.00%, due 2/17/09
Merrill Lynch & Co., Inc. Series B                                   $     250,000             $   245,682               0.10%
  5.30%, due 9/30/15
Morgan Stanley                                                       $     250,000             $   247,094               0.10%
  3.625%, due 4/1/08
Morgan Stanley                                                       $     250,000             $   263,044               0.11%
  6.10%, due 4/15/06
Morgan Stanley                                                       $     350,000             $   380,122               0.16%
  6.60%, due 4/1/12
Salomon, Smith Barney Holdings, Inc.                                 $     504,000             $   523,697               0.22%
  6.875%, due 6/15/05
                                                                                               -----------             ------
TOTAL SECURITIES                                                                               $ 4,259,851               1.78%
                                                                                               -----------             ------

SERVICE-OTHER

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Bunge Limited Finance Corp. (a)                                      $     100,000             $    96,844               0.04%
  5.35%, due 4/15/14
Cendant Corp.                                                        $     200,000             $   214,584               0.09%
  6.25%, due 1/15/08
IAC/InterActive Corp.                                                $     100,000             $   108,755               0.05%
  7.00%, due 1/15/13
Science Applications International Corp.                             $     100,000             $   107,419               0.04%
  6.25%, due 7/1/12
Thomson Corp. (The)                                                  $     100,000             $   107,833               0.05%
  6.20%, due 1/5/12
                                                                                               -----------             ------
TOTAL SERVICE-OTHER                                                                            $   635,435               0.27%
                                                                                               -----------             ------

SUPRANATIONAL
International Bank of Reconstruction & Development Series C          $     504,000             $   100,049               0.04%
  0.00%, due 3/11/31
                                                                                               -----------             ------
TOTAL SUPRANATIONAL                                                                            $   100,049               0.04%
                                                                                               -----------             ------

TOBACCO
Altria Group, Inc.                                                   $     100,000             $   108,278               0.05%
  7.65%, due 7/1/08
                                                                                               -----------             ------
TOTAL TOBACCO                                                                                  $   108,278               0.05%
                                                                                               -----------             ------

VEHICLE PARTS
Delphi Corp.                                                         $     100,000             $   105,220               0.04%
  6.50%, due 5/1/09
                                                                                               -----------             ------
TOTAL VEHICLE PARTS                                                                            $   105,220               0.04%
                                                                                               -----------             ------

WIRELESS
AT&T Wireless Services, Inc.                                         $     150,000             $   159,835               0.07%
  7.35%, due 3/1/06
AT&T Wireless Services, Inc.                                         $     100,000             $   117,002               0.05%
  8.125%, due 5/1/12
AT&T Wireless Services, Inc.                                         $     100,000             $   124,471               0.05%
  8.75%, due 3/1/31
Cingular Wireless LLC                                                $     100,000             $   107,954               0.05%
  6.50%, due 12/15/11
Vodafone Group PLC                                                   $     250,000             $   288,302               0.12%
  7.75%, due 2/15/10
                                                                                               -----------             ------
TOTAL WIRELESS                                                                                 $   797,564               0.34%
                                                                                               -----------             ------
TOTAL CORPORATE BONDS                                                                          $52,862,088              22.00%
                                                                                               -----------             ------

FHLB

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
AGENCY
Federal Home Loan Bank (d)                                           $   1,000,000             $   997,869               0.42%
  2.875%, due 9/15/06
Federal Home Loan Bank                                               $   2,000,000             $ 2,007,468               0.84%
  4.25%, due 5/15/09
                                                                                               -----------             ------
TOTAL AGENCY                                                                                   $ 3,005,337               1.26%
                                                                                               -----------             ------
TOTAL FHLB                                                                                     $ 3,005,337               1.26%
                                                                                               -----------             ------

FHLMC
Federal Home Loan Mortgage Corp. (c)                                 $   3,000,000             $ 2,984,073               1.25%
  2.875%, due 12/15/06
Federal Home Loan Mortgage Corp. (d)                                 $   2,000,000             $ 2,146,934               0.90%
  6.25%, due 7/15/32
Federal Home Loan Mortgage Corp.                                     $   1,000,000             $   971,679               0.41%
  4.50%, due 7/15/13
Federal Home Loan Mortgage Corp.                                     $   2,000,000             $ 1,976,864               0.83%
  1.875%, due 2/15/06
Federal Home Loan Mortgage Corp.                                     $   1,500,000             $ 1,487,222               0.62%
  1.50%, due 8/15/05
Federal Home Loan Mortgage Corp.                                     $   1,000,000             $   996,241               0.42%
  2.75%, due 8/15/06
Federal Home Loan Mortgage Corp.                                     $   2,000,000             $ 2,075,158               0.87%
  5.25%, due 1/15/06
                                                                                               -----------             ------
TOTAL AGENCY                                                                                   $12,638,171               5.30%
                                                                                               -----------             ------

MORTGAGE
Federal Home Loan Mortgage Corp.                                     $     723,369             $   713,151               0.30%
  4.50%, due 11/1/18
Federal Home Loan Mortgage Corp.                                     $     395,519             $   398,803               0.17%
  5.00%, due 6/1/18
Federal Home Loan Mortgage Corp.                                     $     790,231             $   796,792               0.33%
  5.00%, due 5/1/18
Federal Home Loan Mortgage Corp.                                     $     461,469             $   465,301               0.19%
  5.00%, due 12/1/18
Federal Home Loan Mortgage Corp.                                     $     484,988             $   473,940               0.20%
  5.00%, due 11/1/33
Federal Home Loan Mortgage Corp.                                     $     958,718             $   936,879               0.39%
  5.00%, due 10/1/33
Federal Home Loan Mortgage Corp.                                     $     481,888             $   475,081               0.20%
  4.50%, due 9/1/18

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal Home Loan Mortgage Corp.                                     $     487,428             $   460,945               0.19%
  4.50%, due 8/1/33
Federal Home Loan Mortgage Corp.                                     $     499,367             $   471,924               0.20%
  4.50%, due 6/1/34
Federal Home Loan Mortgage Corp.                                     $     236,533             $   233,192               0.10%
  4.50%, due 10/1/18
Federal Home Loan Mortgage Corp.                                     $     467,191             $   448,587               0.19%
  4.00%, due 7/1/19
Federal Home Loan Mortgage Corp.                                     $     833,092             $   799,917               0.33%
  4.00%, due 6/1/19
Federal Home Loan Mortgage Corp.                                     $     166,909             $   160,333               0.07%
  4.00%, due 5/1/19
Federal Home Loan Mortgage Corp.                                     $     532,908             $   511,688               0.21%
  4.00%, due 4/1/19
Federal Home Loan Mortgage Corp.                                     $     446,433             $   435,292               0.18%
  5.00%, due 5/1/34
Federal Home Loan Mortgage Corp.                                     $     901,916             $   889,176               0.37%
  4.50%, due 7/1/18
Federal Home Loan Mortgage Corp.                                     $     161,436             $   170,919               0.07%
  7.00%, due 3/1/31
Federal Home Loan Mortgage Corp.                                     $      99,755             $   104,380               0.04%
  6.50%, due 4/1/32
Federal Home Loan Mortgage Corp.                                     $      16,018             $    16,967               0.01%
  6.50%, due 5/1/11
Federal Home Loan Mortgage Corp.                                     $     147,284             $   155,881               0.07%
  6.50%, due 5/1/17
Federal Home Loan Mortgage Corp.                                     $      28,778             $    30,267               0.01%
  6.50%, due 5/1/26
Federal Home Loan Mortgage Corp.                                     $      75,997             $    79,519               0.03%
  6.50%, due 5/1/31
Federal Home Loan Mortgage Corp.                                     $      71,061             $    75,265               0.03%
  6.50%, due 6/1/14
Federal Home Loan Mortgage Corp.                                     $      94,797             $    99,192               0.04%
  6.50%, due 7/1/32
Federal Home Loan Mortgage Corp.                                     $      70,561             $    73,831               0.03%
  6.50%, due 8/1/31
Federal Home Loan Mortgage Corp.                                     $         644             $       684               0.00%
  7.00%, due 1/1/26
Federal Home Loan Mortgage Corp.                                     $      45,015             $    47,681               0.02%
  7.00%, due 1/1/30
Federal Home Loan Mortgage Corp.                                     $     102,676             $   108,707               0.05%
  7.00%, due 10/1/31
Federal Home Loan Mortgage Corp.                                     $       8,125             $     8,612               0.00%
  7.00%, due 11/1/11

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal Home Loan Mortgage Corp.                                     $      38,302             $    40,539               0.02%
  6.50%, due 4/1/17
Federal Home Loan Mortgage Corp.                                     $      13,345             $    13,483               0.01%
  7.00%, due 2/1/05
Federal Home Loan Mortgage Corp.                                     $      13,766             $    14,580               0.01%
  6.50%, due 4/1/11
Federal Home Loan Mortgage Corp.                                     $     342,511             $   362,630               0.15%
  7.00%, due 3/1/32
Federal Home Loan Mortgage Corp.                                     $      30,725             $    32,632               0.01%
  7.00%, due 4/1/26
Federal Home Loan Mortgage Corp.                                     $      23,359             $    24,761               0.01%
  7.00%, due 6/1/11
Federal Home Loan Mortgage Corp.                                     $       4,139             $     4,396               0.00%
  7.00%, due 7/1/26
Federal Home Loan Mortgage Corp.                                     $       9,001             $     9,698               0.00%
  7.50%, due 1/1/26
Federal Home Loan Mortgage Corp.                                     $      23,211             $    24,685               0.01%
  7.50%, due 10/1/11
Federal Home Loan Mortgage Corp.                                     $       3,574             $     3,849               0.00%
  7.50%, due 11/1/26
Federal Home Loan Mortgage Corp.                                     $      13,097             $    14,062               0.01%
  7.50%, due 2/1/30
Federal Home Loan Mortgage Corp.                                     $     214,415             $   230,147               0.10%
  7.50%, due 2/1/32
Federal Home Loan Mortgage Corp.                                     $      11,971             $    12,868               0.01%
  7.50%, due 3/1/27
Federal Home Loan Mortgage Corp.                                     $       8,855             $     9,418               0.00%
  7.50%, due 9/1/11
Federal Home Loan Mortgage Corp.                                     $      19,533             $    21,331               0.01%
  8.00%, due 7/1/26
Federal Home Loan Mortgage Corp.                                     $     464,178             $   453,605               0.19%
  5.00%, due 5/1/33
Federal Home Loan Mortgage Corp.                                     $      53,910             $    57,191               0.02%
  7.00%, due 12/1/27
Federal Home Loan Mortgage Corp.                                     $     352,070             $   362,153               0.15%
  5.50%, due 3/1/17
Federal Home Loan Mortgage Corp.                                     $       7,160             $     7,529               0.00%
  6.50%, due 4/1/26
Federal Home Loan Mortgage Corp.                                     $     231,783             $   242,399               0.10%
  6.00%, due 2/1/17
Federal Home Loan Mortgage Corp.                                     $     215,559             $   221,337               0.09%
  6.00%, due 12/1/32
Federal Home Loan Mortgage Corp.                                     $     594,562             $   610,894               0.26%
  6.00%, due 12/1/31

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal Home Loan Mortgage Corp.                                     $      21,342             $    22,353               0.01%
  6.00%, due 12/1/13
Federal Home Loan Mortgage Corp.                                     $      89,262             $    91,798               0.04%
  6.00%, due 3/1/29
Federal Home Loan Mortgage Corp.                                     $     192,406             $   197,916               0.08%
  5.50%, due 7/1/17
Federal Home Loan Mortgage Corp.                                     $      84,180             $    88,176               0.04%
  6.00%, due 4/1/14
Federal Home Loan Mortgage Corp.                                     $     142,846             $   143,636               0.06%
  5.50%, due 11/1/33
Federal Home Loan Mortgage Corp.                                     $     718,057             $   738,622               0.31%
  5.50%, due 10/1/17
Federal Home Loan Mortgage Corp.                                     $     453,047             $   456,809               0.19%
  5.00%, due 9/1/18
Federal Home Loan Mortgage Corp.                                     $     926,576             $   905,470               0.38%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                                     $   1,302,417             $ 1,313,233               0.55%
  5.00%, due 7/1/18
Federal Home Loan Mortgage Corp.                                     $   1,053,067             $ 1,026,787               0.43%
  5.00%, due 6/1/34
Federal Home Loan Mortgage Corp. (b)                                 $   9,500,000             $ 9,491,089               3.96%
  5.50%, due 9/15/33
Federal Home Loan Mortgage Corp.                                     $     259,437             $   271,458               0.11%
  6.50%, due 1/1/32
Federal Home Loan Mortgage Corp.                                     $      39,320             $    41,229               0.02%
  6.50%, due 3/1/27
Federal Home Loan Mortgage Corp.                                     $      80,302             $    84,989               0.04%
  6.50%, due 2/1/17
Federal Home Loan Mortgage Corp.                                     $     135,462             $   142,446               0.06%
  6.50%, due 12/1/24
Federal Home Loan Mortgage Corp.                                     $     219,859             $   229,864               0.10%
  6.00%, due 3/1/17
Federal Home Loan Mortgage Corp.                                     $      10,771             $    11,409               0.00%
  6.50%, due 10/1/11
Federal Home Loan Mortgage Corp.                                     $     347,597             $   363,709               0.15%
  6.50%, due 3/1/32
Federal Home Loan Mortgage Corp.                                     $     235,770             $   242,090               0.10%
  6.00%, due 9/1/32
Federal Home Loan Mortgage Corp. (b)                                 $   1,000,000             $ 1,025,312               0.43%
  6.00%, due 8/15/34
Federal Home Loan Mortgage Corp.                                     $      46,495             $    48,625               0.02%
  6.00%, due 8/1/17
Federal Home Loan Mortgage Corp.                                     $     132,455             $   138,483               0.06%
  6.00%, due 7/1/17

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal Home Loan Mortgage Corp.                                     $     206,115             $   211,777               0.09%
  6.00%, due 6/1/31
Federal Home Loan Mortgage Corp.                                     $     397,585             $   415,678               0.17%
  6.00%, due 5/1/17
Federal Home Loan Mortgage Corp.                                     $     615,733             $   632,025               0.26%
  6.00%, due 4/1/33
Federal Home Loan Mortgage Corp.                                     $      85,653             $    90,067               0.04%
  6.50%, due 11/1/25
                                                                                               -----------             ------
TOTAL MORTGAGE                                                                                 $30,842,143              12.88%
                                                                                               -----------             ------
TOTAL FHLMC                                                                                    $43,480,314              18.18%
                                                                                               -----------             ------

FNMA
Federal National Mortgage Association (d)                            $   1,500,000             $ 1,566,045               0.65%
  5.00%, due 1/15/07
Federal National Mortgage Association                                $   4,000,000             $ 3,977,588               1.66%
  1.875%, due 9/15/05
Federal National Mortgage Association                                $     475,000             $   506,726               0.21%
  6.21%, due 8/6/38
Federal National Mortgage Association                                $   1,000,000             $   991,860               0.41%
  3.25%, due 11/15/07
Federal National Mortgage Association                                $   2,000,000             $ 1,953,274               0.82%
  4.625%, due 10/15/13
Federal National Mortgage Association                                $   2,000,000             $ 1,956,814               0.82%
  3.25%, due 8/15/08
                                                                                               -----------             ------
TOTAL AGENCY                                                                                   $10,952,307               4.57%
                                                                                               -----------             ------

MORTGAGE
Federal National Mortgage Association                                $      14,905             $    15,829               0.01%
  7.00%, due 4/1/26
Federal National Mortgage Association                                $      29,133             $    30,905               0.01%
  7.00%, due 1/1/28
Federal National Mortgage Association                                $       1,935             $     2,053               0.00%
  7.00%, due 10/1/11
Federal National Mortgage Association                                $      27,136             $    28,779               0.01%
  7.00%, due 11/1/11
Federal National Mortgage Association                                $      10,439             $    11,086               0.00%
  7.00%, due 11/1/26
Federal National Mortgage Association                                $       6,467             $     6,846               0.00%
  7.00%, due 11/1/31
Federal National Mortgage Association                                $     378,425             $   400,716               0.17%
  7.00%, due 2/1/31

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal National Mortgage Association                                $      14,692             $    15,552               0.01%
  6.50%, due 9/1/11
Federal National Mortgage Association                                $      82,303             $    87,146               0.04%
  7.00%, due 4/1/32
Federal National Mortgage Association                                $      44,507             $    47,263               0.02%
  7.00%, due 5/1/26
Federal National Mortgage Association                                $       4,585             $     4,865               0.00%
  7.00%, due 5/1/11
Federal National Mortgage Association                                $      26,528             $    28,153               0.01%
  7.00%, due 6/1/11
Federal National Mortgage Association                                $     226,699             $   239,108               0.10%
  7.00%, due 2/1/09
Federal National Mortgage Association                                $       2,473             $     2,619               0.00%
  6.50%, due 6/1/11
Federal National Mortgage Association                                $      37,169             $    38,921               0.02%
  6.50%, due 2/1/28
Federal National Mortgage Association                                $      75,098             $    78,467               0.03%
  6.50%, due 2/1/32
Federal National Mortgage Association                                $       1,879             $     1,989               0.00%
  6.50%, due 3/1/11
Federal National Mortgage Association                                $      13,548             $    14,342               0.01%
  6.50%, due 4/1/11
Federal National Mortgage Association                                $      27,738             $    29,045               0.01%
  6.50%, due 4/1/27
Federal National Mortgage Association                                $     936,715             $   978,746               0.41%
  6.50%, due 9/1/32
Federal National Mortgage Association                                $     497,131             $   519,426               0.22%
  6.50%, due 5/1/32
Federal National Mortgage Association                                $     124,145             $   129,713               0.05%
  6.50%, due 9/1/31
Federal National Mortgage Association                                $     292,549             $   309,769               0.13%
  6.50%, due 6/1/15
Federal National Mortgage Association                                $     263,934             $   275,777               0.12%
  6.50%, due 6/1/32
Federal National Mortgage Association                                $     316,005             $   330,176               0.14%
  6.50%, due 7/1/31
Federal National Mortgage Association                                $     506,042             $   528,749               0.22%
  6.50%, due 7/1/32
Federal National Mortgage Association                                $     987,519             $ 1,031,826               0.43%
  6.50%, due 8/1/32
Federal National Mortgage Association                                $      32,097             $    34,006               0.01%
  7.00%, due 8/1/31
Federal National Mortgage Association                                $      21,760             $    22,807               0.01%
  6.50%, due 5/1/26

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal National Mortgage Association                                $      11,660             $    12,714               0.01%
  8.00%, due 12/1/27
Federal National Mortgage Association                                $      15,726             $    16,646               0.01%
  6.50%, due 11/1/11
Federal National Mortgage Association                                $       5,727             $     6,490               0.00%
  9.50%, due 9/1/19
Federal National Mortgage Association                                $      43,686             $    48,458               0.02%
  9.50%, due 9/1/17
Federal National Mortgage Association                                $      79,200             $    86,362               0.04%
  9.50%, due 3/1/16
Federal National Mortgage Association                                $      24,974             $    27,286               0.01%
  8.00%, due 9/1/26
Federal National Mortgage Association                                $       3,197             $     3,498               0.00%
  8.00%, due 9/1/25
Federal National Mortgage Association                                $       5,440             $     5,820               0.00%
  8.00%, due 9/1/11
Federal National Mortgage Association                                $       3,534             $     3,765               0.00%
  8.00%, due 8/1/10
Federal National Mortgage Association                                $       1,208             $     1,269               0.00%
  8.00%, due 7/1/07
Federal National Mortgage Association                                $      23,191             $    25,287               0.01%
  8.00%, due 6/1/27
Federal National Mortgage Association                                $      33,219             $    36,295               0.02%
  8.00%, due 6/1/26
Federal National Mortgage Association                                $       1,042             $     1,139               0.00%
  8.00%, due 6/1/25
Federal National Mortgage Association                                $      42,588             $    45,120               0.02%
  7.00%, due 6/1/29
Federal National Mortgage Association                                $       1,328             $     1,453               0.00%
  8.00%, due 2/1/26
Federal National Mortgage Association                                $     492,177             $   521,746               0.22%
  7.00%, due 8/1/29
Federal National Mortgage Association                                $      13,689             $    14,957               0.01%
  8.00%, due 11/1/26
Federal National Mortgage Association                                $      11,215             $    12,004               0.01%
  8.00%, due 11/1/11
Federal National Mortgage Association                                $       3,094             $     3,380               0.00%
  8.00%, due 10/1/26
Federal National Mortgage Association                                $      35,826             $    39,064               0.02%
  8.00%, due 1/1/28
Federal National Mortgage Association                                $         359             $       392               0.00%
  8.00%, due 1/1/25
Federal National Mortgage Association                                $       8,678             $     9,290               0.00%
  7.50%, due 8/1/31

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal National Mortgage Association                                $     125,344             $   134,186               0.06%
  7.50%, due 7/1/31
Federal National Mortgage Association                                $      43,530             $    46,613               0.02%
  7.50%, due 7/1/30
Federal National Mortgage Association                                $       8,125             $     8,701               0.00%
  7.50%, due 3/1/30
Federal National Mortgage Association                                $      34,507             $    36,941               0.02%
  7.50%, due 2/1/31
Federal National Mortgage Association                                $       1,479             $     1,584               0.00%
  7.50%, due 10/1/30
Federal National Mortgage Association                                $      86,789             $    91,875               0.04%
  7.00%, due 9/1/31
Federal National Mortgage Association                                $      12,155             $    13,253               0.01%
  8.00%, due 4/1/27
Federal National Mortgage Association                                $     214,076             $   208,893               0.09%
  5.00%, due 3/1/34
Federal National Mortgage Association                                $     237,637             $   244,663               0.10%
  5.50%, due 6/1/17
Federal National Mortgage Association                                $      10,423             $    10,742               0.00%
  5.50%, due 6/1/16
Federal National Mortgage Association                                $     906,370             $   909,638               0.38%
  5.50%, due 5/1/34
Federal National Mortgage Association                                $     493,416             $   495,194               0.21%
  5.50%, due 4/1/34
Federal National Mortgage Association                                $      45,805             $    46,030               0.02%
  5.50%, due 2/1/34
Federal National Mortgage Association                                $      23,701             $    24,404               0.01%
  5.50%, due 2/1/17
Federal National Mortgage Association                                $     130,630             $   131,271               0.05%
  5.50%, due 12/1/33
Federal National Mortgage Association                                $     484,038             $   486,416               0.20%
  5.50%, due 11/1/33
Federal National Mortgage Association                                $     362,503             $   373,443               0.16%
  5.50%, due 11/1/16
Federal National Mortgage Association (b)                            $   1,000,000             $ 1,007,188               0.42%
  5.00%, due 8/15/19
Federal National Mortgage Association                                $     389,480             $   392,889               0.16%
  5.00%, due 8/1/18
Federal National Mortgage Association                                $   1,025,707             $ 1,034,682               0.43%
  5.00%, due 7/1/18
Federal National Mortgage Association                                $   1,360,180             $ 1,366,862               0.57%
  5.50%, due 6/1/33
Federal National Mortgage Association                                $     957,501             $   934,322               0.39%
  5.00%, due 4/1/34

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal National Mortgage Association                                $     504,276             $   509,088               0.21%
  5.00%, due 11/1/17
Federal National Mortgage Association                                $     528,389             $   533,013               0.22%
  5.00%, due 2/1/18
Federal National Mortgage Association                                $     380,416             $   384,046               0.16%
  5.00%, due 12/1/17
Federal National Mortgage Association                                $     905,309             $   885,350               0.37%
  5.00%, due 11/1/33
Federal National Mortgage Association                                $      65,151             $    65,773               0.03%
  5.00%, due 10/1/17
Federal National Mortgage Association                                $      44,216             $    43,574               0.02%
  4.50%, due 6/1/18
Federal National Mortgage Association                                $     494,071             $   486,593               0.20%
  4.50%, due 5/1/19
Federal National Mortgage Association                                $   1,848,915             $ 1,822,048               0.76%
  4.50%, due 4/1/18
Federal National Mortgage Association                                $     495,455             $   487,956               0.20%
  4.50%, due 3/1/19
Federal National Mortgage Association                                $     487,496             $   460,981               0.19%
  4.50%, due 11/1/33
Federal National Mortgage Association                                $   2,237,149             $ 2,204,641               0.92%
  4.50%, due 11/1/18
Federal National Mortgage Association                                $     925,682             $   912,231               0.38%
  4.50%, due 10/1/18
Federal National Mortgage Association                                $     271,368             $   283,538               0.12%
  6.50%, due 10/1/31
Federal National Mortgage Association                                $     235,066             $   248,842               0.10%
  7.00%, due 5/1/32
Federal National Mortgage Association                                $   5,798,224             $ 5,657,864               2.36%
  5.00%, due 5/1/34
Federal National Mortgage Association                                $       3,112             $     3,199               0.00%
  6.00%, due 4/1/31
Federal National Mortgage Association (b)                            $   1,500,000             $ 1,532,343               0.64%
  6.00%, due 9/15/34
Federal National Mortgage Association                                $     151,460             $   158,254               0.07%
  6.00%, due 9/1/17
Federal National Mortgage Association                                $     136,946             $   143,128               0.06%
  6.00%, due 9/1/16
Federal National Mortgage Association                                $     413,854             $   425,044               0.18%
  6.00%, due 8/1/32
Federal National Mortgage Association                                $      81,694             $    85,382               0.04%
  6.00%, due 7/1/16
Federal National Mortgage Association                                $     259,940             $   271,675               0.11%
  6.00%, due 6/1/16

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Federal National Mortgage Association                                $     893,716             $   918,148               0.38%
  6.00%, due 5/1/33
Federal National Mortgage Association                                $      49,115             $    48,401               0.02%
  4.50%, due 8/1/18
Federal National Mortgage Association                                $     100,315             $   103,027               0.04%
  6.00%, due 5/1/32
Federal National Mortgage Association                                $     157,904             $   167,138               0.07%
  6.50%, due 10/1/11
Federal National Mortgage Association                                $      45,562             $    45,727               0.02%
  5.50%, due 6/1/34
Federal National Mortgage Association                                $     205,017             $   210,630               0.09%
  6.00%, due 4/1/32
Federal National Mortgage Association                                $     509,533             $   523,311               0.22%
  6.00%, due 3/1/33
Federal National Mortgage Association (b)                            $   1,000,000             $ 1,002,500               0.42%
  5.50%, due 8/15/34
Federal National Mortgage Association                                $     225,363             $   226,470               0.09%
  5.50%, due 6/30/07
Federal National Mortgage Association                                $   1,458,700             $ 1,465,865               0.61%
  5.50%, due 7/1/33
Federal National Mortgage Association                                $     184,849             $   193,398               0.08%
  6.50%, due 10/1/28
Federal National Mortgage Association                                $     290,977             $   299,359               0.13%
  6.00%, due 5/1/29
Federal National Mortgage Association (b)                            $     500,000             $   513,438               0.21%
  5.50%, due 8/15/19
Federal National Mortgage Association                                $       9,104             $     9,366               0.00%
  6.00%, due 3/1/29
Federal National Mortgage Association                                $   1,709,149             $ 1,717,546               0.72%
  5.50%, due 9/1/33
Federal National Mortgage Association                                $     469,705             $   482,405               0.20%
  6.00%, due 10/1/32
Federal National Mortgage Association                                $     454,752             $   468,348               0.20%
  6.00%, due 11/1/28
Federal National Mortgage Association                                $     502,325             $   515,908               0.22%
  6.00%, due 11/1/32
Federal National Mortgage Association                                $     269,459             $   277,516               0.12%
  6.00%, due 12/1/28
Federal National Mortgage Association                                $      12,188             $    12,552               0.01%
  6.00%, due 12/1/29
Federal National Mortgage Association                                $       2,000             $     2,069               0.00%
  6.00%, due 12/1/30
Federal National Mortgage Association                                $     245,885             $   253,154               0.11%
  5.50%, due 8/1/17

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
TOTAL MORTGAGE                                                                                 $41,227,743              17.23%
                                                                                               -----------             ------
TOTAL FNMA                                                                                     $52,180,050              21.80%
                                                                                               -----------             ------

FOREIGN GOVERNMENT TREASURY
FOREIGN SOVEREIGN
Canadian Government                                                  $     500,000             $   529,785               0.22%
  5.25%, due 11/5/08
Malaysian Government                                                 $     100,000             $   114,310               0.05%
  7.50%, due 7/15/11
Republic of Chile                                                    $     100,000             $   101,870               0.04%
  5.50%, due 1/15/13
Republic of Finland                                                  $     250,000             $   259,731               0.11%
  4.75%, due 3/6/07
Republic of Italy Series DTC                                         $     750,000             $   798,876               0.33%
  5.625%, due 6/15/12
Republic of Italy Series DTC                                         $     250,000             $   256,564               0.11%
  4.375%, due 10/25/06
Republic of Korea                                                    $     250,000             $   290,625               0.12%
  8.875%, due 4/15/08
Republic of South Africa                                             $     100,000             $   109,625               0.05%
  7.375%, due 4/25/12
Republic of Poland                                                   $     100,000             $   100,000               0.04%
  5.25%, due 1/15/14
United Mexican States                                                $     250,000             $   275,000               0.11%
  7.50%, due 1/14/12
United Mexican States Series A                                       $     100,000             $    98,000               0.04%
  5.875%, due 1/15/14
United Mexican States Series A                                       $     550,000             $   561,275               0.23%
  6.375%, due 1/16/13
United Mexican States Series A                                       $     250,000             $   270,125               0.11%
  8.50%, due 2/1/06
                                                                                               -----------             ------
TOTAL FOREIGN SOVEREIGN                                                                        $ 3,765,786               1.56%
                                                                                               -----------             ------

REGIONAL GOVERNMENT
Province of British Columbia                                         $     250,000             $   263,945               0.11%
  5.375%, due 10/29/08
Province of Ontario                                                  $     511,000             $   535,567               0.22%
  6.00%, due 2/21/06
                                                                                               -----------             ------
TOTAL REGIONAL GOVERNMENT                                                                      $   799,512               0.33%
                                                                                               -----------             ------
TOTAL FOREIGN GOVERNMENT TREASURY                                                              $ 4,565,298               1.89%
                                                                                               -----------             ------

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
GNMA
Govenment National Mortgage Association (b)                          $     500,000             $   514,062               0.21%
  6.00%, due 8/15/34
Government National Mortgage Association                             $       1,478             $     1,572               0.00%
  7.00%, due 6/15/29
Government National Mortgage Association                             $      12,313             $    13,272               0.01%
  7.50%, due 11/15/26
Government National Mortgage Association                             $       2,561             $     2,806               0.00%
  8.50%, due 7/15/26
Government National Mortgage Association                             $      44,062             $    47,445               0.02%
  7.50%, due 10/15/30
Government National Mortgage Association                             $      18,623             $    20,075               0.01%
  7.50%, due 10/15/26
Government National Mortgage Association                             $      23,865             $    25,697               0.01%
  7.50%, due 1/15/30
Government National Mortgage Association                             $       2,578             $     2,754               0.00%
  7.50%, due 1/15/09
Government National Mortgage Association                             $     267,039             $   283,416               0.12%
  7.00%, due 8/20/31
Government National Mortgage Association                             $     199,876             $   209,384               0.09%
  6.50%, due 10/15/32
Government National Mortgage Association                             $     133,440             $   141,832               0.06%
  7.00%, due 8/15/31
Government National Mortgage Association                             $       3,646             $     4,002               0.00%
  8.00%, due 11/15/26
Government National Mortgage Association                             $      14,585             $    15,503               0.01%
  7.00%, due 5/15/31
Government National Mortgage Association                             $     399,382             $   424,552               0.18%
  7.00%, due 8/15/32
Government National Mortgage Association                             $      33,445             $    36,052               0.02%
  7.50%, due 3/15/26
Government National Mortgage Association                             $     203,977             $   219,650               0.09%
  7.50%, due 3/15/32
Government National Mortgage Association                             $       1,164             $     1,239               0.00%
  7.50%, due 8/15/08
Government National Mortgage Association                             $       1,625             $     1,783               0.00%
  8.00%, due 10/15/26
Government National Mortgage Association                             $     154,304             $   168,838               0.07%
  8.00%, due 11/15/30
Government National Mortgage Association                             $       1,558             $     1,707               0.00%
  8.00%, due 5/15/27

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Government National Mortgage Association                             $       1,164             $     1,278               0.00%
  8.00%, due 6/15/26
Government National Mortgage Association                             $       2,718             $     2,978               0.00%
  8.00%, due 7/15/27
Government National Mortgage Association                             $       5,133             $     5,635               0.00%
  8.00%, due 9/15/26
Government National Mortgage Association                             $       2,587             $     2,835               0.00%
  8.00%, due 9/15/27
Government National Mortgage Association                             $      14,562             $    15,955               0.01%
  8.50%, due 11/15/26
Government National Mortgage Association                             $       4,310             $     4,595               0.00%
  7.00%, due 5/15/26
Government National Mortgage Association                             $      60,792             $    65,023               0.03%
  7.50%, due 9/15/11
Government National Mortgage Association                             $     904,359             $   888,465               0.37%
  5.00%, due 8/15/33
Government National Mortgage Association                             $     220,857             $   231,540               0.10%
  6.50%, due 3/15/29
Government National Mortgage Association                             $       2,419             $     2,579               0.00%
  7.00%, due 4/15/26
Government National Mortgage Association                             $     454,808             $   446,815               0.19%
  5.00%, due 7/15/33
Government National Mortgage Association                             $   1,038,798             $ 1,047,283               0.44%
  5.50%, due 3/15/33
Government National Mortgage Association                             $     494,806             $   498,385               0.21%
  5.50%, due 4/15/34
Government National Mortgage Association                             $     385,564             $   388,713               0.16%
  5.50%, due 5/15/33
Government National Mortgage Association                             $     499,485             $   503,098               0.21%
  5.50%, due 6/15/34
Government National Mortgage Association                             $     208,927             $   210,634               0.09%
  5.50%, due 8/15/33
Government National Mortgage Association                             $     405,185             $   408,495               0.17%
  5.50%, due 9/15/33
Government National Mortgage Association                             $     343,839             $   354,361               0.15%
  6.00%, due 1/15/32
Government National Mortgage Association                             $     474,713             $   488,915               0.20%
  6.00%, due 11/15/33
Government National Mortgage Association                             $     199,151             $   205,245               0.09%
  6.00%, due 12/15/32
Government National Mortgage Association                             $      25,228             $    26,848               0.01%
  7.00%, due 11/15/11
Government National Mortgage Association                             $     211,871             $   218,344               0.09%
  6.00%, due 3/20/29

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
Government National Mortgage Association                             $      15,845             $    16,893               0.01%
  7.00%, due 2/15/26
Government National Mortgage Association                             $      13,040             $    13,496               0.01%
  7.00%, due 3/15/07
Government National Mortgage Association                             $     245,220             $   256,884               0.11%
  6.50%, due 9/15/32
Government National Mortgage Association                             $     134,346             $   140,795               0.06%
  6.50%, due 8/15/29
Government National Mortgage Association                             $      77,044             $    80,771               0.03%
  6.50%, due 7/15/29
Government National Mortgage Association                             $     319,821             $   335,034               0.14%
  6.50%, due 6/15/32
Government National Mortgage Association                             $     193,525             $   202,440               0.08%
  6.50%, due 3/20/31
Government National Mortgage Association                             $      53,063             $    55,737               0.02%
  6.50%, due 2/15/29
Government National Mortgage Association                             $     624,026             $   643,959               0.27%
  6.00%, due 7/15/29
Government National Mortgage Association                             $      24,346             $    25,901               0.01%
  7.00%, due 12/15/29
                                                                                               -----------             ------
TOTAL MORTGAGE                                                                                 $ 9,925,570               4.16%
                                                                                               -----------             ------
TOTAL GNMA                                                                                     $ 9,925,570               4.16%
                                                                                               -----------             ------

U.S. TREASURY BONDS
United States Treasury Bond (d)                                      $   2,500,000             $ 2,560,547               1.07%
  5.375%, due 2/15/31
United States Treasury Bond                                          $     403,000             $   502,364               0.21%
  7.50%, due 11/15/16
United States Treasury Bond                                          $     302,000             $   439,032               0.18%
  9.875%, due 11/15/15
United States Treasury Bond                                          $     302,000             $   422,752               0.18%
  8.875%, due 2/15/19
United States Treasury Bond                                          $     504,000             $   706,191               0.29%
  8.75%, due 8/15/20
United States Treasury Bond                                          $     252,000             $   345,250               0.14%
  8.75%, due 5/15/17
United States Treasury Bond                                          $     201,000             $   275,174               0.11%
  8.50%, due 2/15/20
United States Treasury Bond (d)                                      $   1,800,000             $ 2,018,954               0.84%
  6.25%, due 8/15/23

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
United States Treasury Bond (d)                                      $   2,500,000             $ 2,729,395               1.14%
  6.00%, due 2/15/26
United States Treasury Bond                                          $     201,000             $   227,185               0.09%
  12.75%, due 11/15/10
United States Treasury Bond                                          $     201,000             $   312,681               0.13%
  11.25%, due 2/15/15
United States Treasury Bond                                          $     252,000             $   307,391               0.13%
  10.375%, due 11/15/12
United States Treasury Bond                                          $   1,007,000             $ 1,143,024               0.48%
  6.25%, due 5/15/30
                                                                                               -----------             ------
TOTAL DOMESTIC SOVEREIGN                                                                       $11,989,940               4.99%
                                                                                               -----------             ------
U.S. TREASURY NOTES
United States Treasury Note                                          $     705,000             $   765,614               0.32%
  6.125%, due 8/15/07
United States Treasury Note                                          $     500,000             $   504,551               0.21%
  3.875%, due 5/15/09
United States Treasury Note                                          $     327,000             $   361,041               0.15%
  6.00%, due 8/15/09
United States Treasury Note                                          $   2,000,000             $ 1,984,062               0.83%
  1.125%, due 6/30/05
United States Treasury Note                                          $     648,000             $   683,463               0.29%
  5.00%, due 2/15/11
United States Treasury Note (d)                                      $   3,000,000             $ 3,064,335               1.28%
  4.75%, due 5/15/14
United States Treasury Note (d)                                      $   1,400,000             $ 1,419,797               0.59%
  4.00%, due 6/15/09
United States Treasury Note (d)                                      $   6,750,000             $ 6,503,996               2.72%
  4.00%, due 2/15/14
United States Treasury Note (d)                                      $   1,000,000             $ 1,001,992               0.42%
  2.75%, due 6/30/06
United States Treasury Note (d)                                      $   5,000,000             $ 4,978,320               2.08%
  2.625%, due 11/15/06
United States Treasury Note (d)                                      $   5,000,000             $ 4,967,970               2.08%
  2.375%, due 8/15/06
United States Treasury Note (d)                                      $   5,000,000             $ 4,951,560               2.07%
  2.00%, due 5/15/06
United States Treasury Note                                          $   6,000,000             $ 5,955,234               2.49%
  1.625%, due 10/31/05

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
United States Treasury Note (d)                                      $   2,000,000             $ 1,974,532               0.82%
  1.625%, due 2/28/06
United States Treasury Note (d)                                      $   5,000,000             $ 5,015,625               2.09%
  3.125%, due 5/15/07
                                                                                               -----------             ------
TOTAL DOMESTIC SOVEREIGN                                                                       $44,132,092              18.44%
                                                                                               -----------             ------
YANKEE BONDS (h)
BANKING
Abbey National PLC                                                   $     100,000             $   121,062               0.05%
  7.95%, due 10/26/29
Australia & New Zealand Banking Group Ltd.                           $     353,000             $   382,280               0.16%
  7.55%, due 9/15/06
Santander Financial Issuances                                        $     100,000             $   108,626               0.05%
  6.375%, due 2/15/11
                                                                                               -----------             ------
TOTAL BANKING                                                                                  $   611,968               0.26%
                                                                                               -----------             ------

CONGLOMERATE/DIVERSIFIED MANUFACTURING
Tyco International Group SA                                          $     250,000             $   268,638               0.11%
  6.375%, due 10/15/11
                                                                                               -----------             ------
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                                                   $   268,638               0.11%
                                                                                               -----------             ------

DIVERSIFIED TELECOMMUNICATIONS
TELUS Corp.                                                          $     100,000             $   109,153               0.05%
  7.50%, due 6/1/07
                                                                                               -----------             ------
TOTAL DIVERSIFIED TELECOMMUNICATIONS                                                           $   109,153               0.05%
                                                                                               -----------             ------

ELECTRIC UTILITIES
United Utilities PLC                                                 $     100,000             $    94,227               0.04%
  5.375%, due 2/1/19
                                                                                               -----------             ------
TOTAL ELECTRIC UTILITIES                                                                       $    94,227               0.04%
                                                                                               -----------             ------

GAS PIPELINES
TransCanada Pipelines Ltd.                                           $     100,000             $    92,054               0.04%
  4.00%, due 6/15/13
                                                                                               -----------             ------
TOTAL GAS PIPELINES                                                                            $    92,054               0.04%
                                                                                               -----------             ------

INTEGRATED OIL
Norsk Hydro ASA                                                      $     250,000             $   285,537               0.12%
  7.25%, due 9/23/27
Petro-Canada                                                         $     100,000             $    90,325               0.04%
  4.00%, due 7/15/13

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
TOTAL INTEGRATED OIL                                                                           $   375,862               0.16%
                                                                                               -----------             ------

METALS/MINING
Alcan, Inc.                                                          $     100,000             $   108,927               0.05%
  6.45%, due 3/15/11
                                                                                               -----------             ------
TOTAL METALS/MINING                                                                            $   108,927               0.05%
                                                                                               -----------             ------

RAILROADS
Canadian National Railway Co.                                        $     100,000             $   108,986               0.05%
  6.375%, due 10/15/11
                                                                                               -----------             ------
TOTAL RAILROADS                                                                                $   108,986               0.05%
                                                                                               -----------             ------

REGIONAL GOVERNMENT
Province of Manitoba                                                 $     250,000             $   265,293               0.11%
  5.50%, due 10/1/08
Province of Quebec                                                   $     302,000             $   367,462               0.15%
  7.50%, due 7/15/23
                                                                                               -----------             ------
TOTAL REGIONAL GOVERNMENT                                                                      $   632,755               0.26%
                                                                                               -----------             ------

SECONDARY OIL & GAS PRODUCERS
Canadian National Resources Ltd.                                     $     100,000             $   101,797               0.04%
  5.45%, due 10/1/12
                                                                                               -----------             ------
TOTAL SECONDARY OIL & GAS PRODUCERS                                                            $   101,797               0.04%
                                                                                               -----------             ------

SUPRANATIONAL
Inter-American Development Bank                                      $     604,000             $   690,774               0.29%
  6.80%, due 10/15/25
                                                                                               -----------             ------
TOTAL SUPRANATIONAL                                                                            $   690,774               0.29%
                                                                                               -----------             ------
TOTAL YANKEE BONDS                                                                             $ 3,195,141               1.35%
                                                                                               -----------             ------

COMMERCIAL PAPER (c)
AIG Funding, Inc.                                                    $   2,000,000             $ 1,999,724               0.84%
  1.24% due 8/4/04
ANZ Delaware, Inc.                                                   $   2,000,000             $ 1,998,679               0.83%
  1.32% due 8/18/04
Federal Farm Credit Bank                                             $   2,000,000             $ 1,999,322               0.84%
  1.22% due 8/10/04
International Business Machines Corp.                                $   3,000,000             $ 2,999,692               1.25%
  1.23% due 8/3/04
Merck & Co., Inc.                                                    $   4,920,000             $ 4,919,645               2.05%
  1.30% due 8/2/04

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT                 MARKET VALUE         % NET ASSETS
NICOR, Inc.                                                          $   3,000,000             $ 2,999,790               1.25%
  1.26% due 8/2/04
Siemens Capital Corp.                                                $   2,500,000             $ 2,499,131               1.04%
  1.25% due 8/10/04
                                                                                               -----------             ------
TOTAL COMMERCIAL PAPER                                                                         $19,415,983               8.10%
                                                                                               -----------             ------

INVESTMENT COMPANY (e)
AIM Institutional Funds Group                                              402,712             $   402,712
  1.00% due 8/2/04
                                                                                               -----------             ------
TOTAL INVESTMENT COMPANY                                                                       $   402,712               0.17%
                                                                                               -----------             ------

MASTER NOTE (e)
Bank of America LLC                                                  $   8,000,000             $ 8,000,000
  1.4124% due 8/2/04
                                                                                               -----------             ------
TOTAL INVESTMENT COMPANY                                                                       $ 8,000,000               3.35%
                                                                                               -----------             ------

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
  1.3824%, dated 7/30/04
  due 8/2/04
  Proceeds at Maturity $4,780,551 (e)
  (Collateralized by Various Bonds with a Principal Amount of
  $4,995,960 and a Market Value of $4,876,232)                       $   4,780,000             $ 4,780,000               2.00%
                                                                                               -----------             ------
Credit Suiss First Boston Corp.
  1.3624%, dated 7/30/04
  due 8/2/04
  Proceeds at Maturity $3,500,397 (e)
  (Collateralized by Various Bonds with a Principal Amount of
  $3,538,398 and a Market Value of $3,570,413)                       $   3,500,000             $ 3,500,000               1.46%
                                                                                               -----------             ------
Lehman Brothers Inc.
  1.3624%, dated 7/30/04
  due 8/2/04
  Proceeds at Maturity $10,001,135 (e)
  (Collateralized by Various Bonds with a Principal Amount of
  $12,766,206 and a Market Value of $10,497,184)                     $  10,000,000             $10,000,000               4.18%
                                                                                               -----------             ------
Merrill Lynch Pierce Fenner & Smith
  1.3924%, dated 7/30/04
  due 8/2/04
  Proceeds at Maturity $10,501,218 (e)
  (Collateralized by Various Bonds with a Principal Amount of
  $10,455,000 and a Market Value of $11,024,099)                     $  10,500,000             $10,500,000               4.38%
                                                                                               -----------             ------
Morgan Stanley & Co. Inc.
  1.3625%, dated 7/30/04
  due 8/2/04
  Proceeds at Maturity $9,001,022 (e)

  (Collateralized by Various Bonds with a Principal Amount of
  $16,249,348 and a Market Value of $9,437,136)                      $   9,000,000             $  9,000,000              3.76%
                                                                                               ------------            ------
TOTAL REPURCHASE AGREEMENTS                                                                    $ 37,780,000             15.78%
                                                                                               ------------            ------

U.S. TREASURY BILLS (c)
United States Treasury Bill                                          $   3,000,000             $  2,999,503              1.25%
  1.192% due 8/5/04
United States Treasury Bill                                          $   2,000,000             $  1,998,334              0.83%
  0.00% due 8/26/04
United States Treasury Bill                                          $     300,000             $    299,674              0.13%
  0.00% due 9/2/04
                                                                                               ------------            ------
TOTAL U.S. TREASURY BILLS                                                                      $  5,297,511              2.21%
                                                                                               ------------            ------
TOTAL INVESTMENTS
     (Cost $297,411,675)(i)                                                                    $298,473,163 (j)        124.62%
                                                                                               ------------            ------

Liabilities in Excess of Cash and Other Assets                                                 $(59,060,069)           -24.62%
                                                                                               ------------            ------
NET ASSETS                                                                                     $239,413,094            100.00%
                                                                                               ============            ======

                                                                       CONTRACTS               UNREALIZED
                                                                         LONG                DEPRECIATION(k)        % NET ASSETS
FUTURES CONTRACTS (g)
United States Treasury Note                                              43.00                  ($6,133)                0.01%
                                                                                                -------                -----
  September 2004 (5 year)
TOTAL FUTURES CONTRACTS
     (Settlement Value $4,714,633) (f)                                                          ($6,133)                0.01%
                                                                                                =======                =====

(a)   May be sold to institutional investors only.

(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2004 is $15,085,932.

(c) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(d)   Represents securities out on loan or a portion of which is out on loan.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f) The combined market value of U.S. Government and Federal Agencies investments and settlement value of U.S. Treasury Note futures contracts represents 70.8% of net assets.

(g)   Less than one tenth of a percent.

(h) Yankee bond - dollar-denominated bond issued in the United States by foreign banks and corporations.

(i)   The cost for federal income tax purposes is $297,558,809.

(j) At July 31, 2004 net realized appreciation was $914,354, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,143,129 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,228,775

(k) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2004.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
MAINSTAY ASSET MANAGER FUND
COMMON STOCK
AEROSPACE & DEFENSE
AAR Corp.                                                     582         $      6,053           0.00%(b)
Applied Signal Technology, Inc.                               100         $      3,457           0.00%(b)
Armor Holdings, Inc. (a)                                      549         $     20,039           0.01%
Boeing Co. (The)                                           35,940         $  1,823,954           0.60%
Cubic Corp.                                                   488         $      9,882           0.00%(b)
Curtiss-Wright Corp.                                          353         $     18,974           0.01%
DRS Technologies, Inc. (a)                                    439         $     15,681           0.01%
EDO Corp.                                                     360         $      8,525           0.00%(b)
Engineered Support Systems, Inc.                              441         $     24,727           0.01%
Esterline Technologies Corp. (a)                              383         $     12,022           0.00%(b)
GenCorp, Inc.                                                 799         $      9,436           0.00%(b)
Goodrich Corp.                                              2,794         $     90,330           0.03%
Honeywell International, Inc.                               5,998         $    225,584           0.07%
InVision Technologies, Inc. (a)                               289         $     14,352           0.00%(b)
Kaman Corp.                                                   413         $      5,138           0.00%(b)
L-3 Communications Holdings, Inc.                           2,299         $    140,584           0.05%
Mercury Computer Systems, Inc. (a)                            386         $      9,191           0.00%(b)
Moog, Inc. Class A(a)                                         441         $     16,039           0.01%
Northrop Grumman Corp.                                      2,793         $    146,912           0.05%
Precision Castparts Corp.                                   1,190         $     67,033           0.02%
Raytheon Co.                                               17,090         $    573,369           0.19%
Teledyne Technologies, Inc. (a)                               588         $     12,736           0.00%(b)
Triumph Group, Inc. (a)                                       290         $      9,564           0.00%(b)
                                                                          ------------           ----
TOTAL AEROSPACE & DEFENSE                                                 $  3,263,582           1.06%
                                                                          ------------           ----

AIR FREIGHT & LOGISTICS
CNF, Inc.                                                   2,640         $    108,925           0.04%
EGL, Inc. (a)                                                 795         $     20,201           0.01%
FedEx Corp.                                                 7,969         $    652,504           0.22%
Forward Air Corp. (a)                                         389         $     15,448           0.01%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
J.B. Hunt Transport Services, Inc.                          8,905         $    342,041           0.11%
Ryder System, Inc.                                          3,049         $    130,802           0.04%
United Parcel Service, Inc. Class B                         6,463         $    465,078           0.15%
                                                                          ------------           ----
TOTAL AIR FREIGHT & LOGISTICS                                             $  1,734,999           0.58%
                                                                          ------------           ----

AIRLINES
AirTran Holdings, Inc. (a)                                  2,098         $     23,393           0.01%
Alaska Air Group, Inc. (a)                                    988         $     20,580           0.01%
Delta Air Lines, Inc.                                       1,219         $      6,327           0.00%(b)
FLYi, Inc. (a)                                                828         $      3,039           0.00%(b)
Frontier Airlines, Inc. (a)                                   607         $      4,777           0.00%(b)
Mesa Air Group, Inc. (a)                                      576         $      3,594           0.00%(b)
SkyWest, Inc.                                                 970         $     13,706           0.00%(b)
                                                                          ------------           ----
TOTAL AIRLINES                                                            $     75,416           0.02%
                                                                          ------------           ----

AUTO COMPONENTS
ArvinMeritor, Inc.                                            182         $      3,616           0.00%(b)
Bandag, Inc.                                                1,828         $     81,621           0.03%
BorgWarner, Inc.                                            2,019         $     95,276           0.03%
Cooper Tire & Rubber Co.                                    2,905         $     68,122           0.02%
Dana Corp.                                                  7,038         $    135,761           0.04%
Delphi Corp.                                               20,260         $    192,673           0.06%
Gentex Corp.                                                1,659         $     59,392           0.02%
Goodyear Tire & Rubber Co. (The)                            1,359         $     14,881           0.00%(b)
Intermet Corp.                                                458         $      1,699           0.00%(b)
Johnson Controls, Inc.                                      1,476         $     83,320           0.03%
Lear Corp. (a)                                                539         $     29,715           0.01%
Midas, Inc.                                                   270         $      4,820           0.00%(b)
Modine Manufacturing Co.                                      725         $     21,504           0.01%
Standard Motor Products, Inc.                                 303         $      4,333           0.00%(b)
Tower Automotive, Inc. (a)                                  1,029         $      3,241           0.00%(b)
Visteon Corp.                                               6,183         $     63,561           0.02%
                                                                          ------------           ----
TOTAL AUTO COMPONENTS                                                     $    863,535           0.27%
                                                                          ------------           ----

AUTOMOBILES
Coachmen Industries, Inc.                                     271         $      4,214           0.00%(b)
Ford Motor Co.                                             86,736         $  1,276,755           0.42%
General Motors Corp.                                        2,844         $    122,690           0.04%
Monaco Coach Corp. (a)                                        531         $     12,893           0.00%(b)

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Winnebago Industries, Inc.                                    576         $     21,226           0.01%
                                                                          ------------           ----
TOTAL AUTOMOBILES                                                         $  1,437,778           0.47%
                                                                          ------------           ----

BEVERAGES
Adolph Coors Co. Class B                                    1,719         $    118,199           0.04%
Brown-Forman Corp.                                            969         $     45,068           0.01%
Coca-Cola Co. (The)                                        16,379         $    718,383           0.24%
Coca-Cola Enterprises, Inc.                                21,868         $    446,107           0.15%
Constellation Brands, Inc. (a)                                831         $     31,478           0.01%
Pepsi Bottling Group, Inc. (The)                           12,256         $    341,330           0.11%
PepsiAmericas, Inc.                                        15,603         $    292,866           0.10%
PepsiCo, Inc.                                               6,483         $    324,150           0.11%
                                                                          ------------           ----
TOTAL BEVERAGES                                                           $  2,317,581           0.77%
                                                                          ------------           ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                             1,960         $    111,485           0.04%
ArQule, Inc. (a)                                              563         $      2,404           0.00%(b)
Biogen Idec, Inc. (a)                                      12,910         $    774,600           0.26%
Cephalon, Inc. (a)                                          1,199         $     60,573           0.02%
Charles River Laboratories International, Inc. (a)          2,686         $    121,058           0.04%
Enzo Biochem, Inc. (a)                                        546         $      7,447           0.00%(b)
Gilead Sciences, Inc. (a)                                   1,368         $     88,428           0.03%
IDEXX Laboratories, Inc. (a)                                  594         $     29,932           0.01%
Protein Design Labs, Inc. (a)                               6,985         $    113,156           0.04%
Regeneron Pharmaceuticals, Inc. (a)                           952         $      8,149           0.00%(b)
Savient Pharmaceuticals, Inc. (a)                           1,087         $      2,272           0.00%(b)
Techne Corp. (a)                                              699         $     27,820           0.01%
                                                                          ------------           ----
TOTAL BIOTECHNOLOGY                                                       $  1,347,324           0.45%
                                                                          ------------           ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                            3,423         $    129,698           0.04%
Apogee Enterprises, Inc.                                      502         $      5,281           0.00%(b)
ElkCorp                                                       357         $      7,793           0.00%(b)
Griffon Corp. (a)                                             540         $     11,324           0.00%(b)
Lennox International, Inc.                                    987         $     17,391           0.01%
Masco Corp.                                                18,365         $    555,357           0.18%
Simpson Manufacturing Co., Inc. (a)                           421         $     23,580           0.01%
Universal Forest Products, Inc.                               324         $      9,840           0.00%(b)
York International Corp.                                    1,456         $     51,805           0.02%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
                                                                          ------------           ----
TOTAL BUILDING PRODUCTS                                                   $    812,069           0.26%
                                                                          ------------           ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                          5,340         $    173,551           0.06%
Bank of New York Co., Inc. (The)                           24,371         $    700,178           0.23%
Bear Stearns Cos., Inc. (The)                               1,585         $    132,221           0.04%
E*TRADE Financial Corp. (a)                                16,638         $    184,183           0.06%
Federated Investors, Inc. Class B                             850         $     23,894           0.01%
Investment Technology Group, Inc. (a)                         785         $     10,315           0.00%(b)
JPMorgan Chase & Co.                                       49,073         $  1,831,896           0.61%
LaBranche & Co., Inc.                                       5,664         $     46,388           0.02%
Legg Mason, Inc.                                              948         $     74,456           0.02%
Lehman Brothers Holdings, Inc.                              4,372         $    306,477           0.10%
Merrill Lynch & Co., Inc.                                  18,822         $    935,829           0.31%
Morgan Stanley                                              5,852         $    288,679           0.10%
Raymond James Financial, Inc.                               2,536         $     59,267           0.02%
SWS Group, Inc.                                               310         $      4,247           0.00%(b)
Waddell & Reed Financial, Inc. Class A                      1,756         $     34,102           0.01%
                                                                          ------------           ----
TOTAL CAPITAL MARKETS                                                     $  4,805,683           1.59%
                                                                          ------------           ----

CHEMICALS
Arch Chemicals, Inc.                                          410         $     11,677           0.00%(b)
Cabot Corp.                                                 6,400         $    243,712           0.08%
Cambrex Corp.                                                 470         $     10,364           0.00%(b)
Crompton Corp.                                              2,359         $     14,082           0.00%(b)
Cytec Industries, Inc.                                      1,118         $     52,099           0.02%
Dow Chemical Co. (The)                                     20,815         $    830,312           0.28%
Eastman Chemical Co.                                        1,825         $     81,541           0.03%
Engelhard Corp.                                             5,072         $    149,117           0.05%
Ferro Corp.                                                   888         $     17,680           0.01%
FMC Corp. (a)                                               3,942         $    173,250           0.06%
Georgia Gulf Corp.                                            556         $     19,766           0.01%
H.B. Fuller Co.                                               519         $     13,873           0.00%(b)
Headwaters, Inc. (a)                                          561         $     15,562           0.01%
IMC Global, Inc. (a)                                        7,759         $    105,910           0.04%
International Flavors & Fragrances, Inc.                      168         $      6,139           0.00%(b)
MacDermid, Inc.                                               516         $     15,098           0.01%
Material Sciences Corp. (a)                                   253         $      3,049           0.00%(b)
Monsanto Co.                                               12,526         $    454,190           0.15%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Olin Corp.                                                  1,472         $     25,436           0.01%
OM Group, Inc.                                                477         $     15,274           0.01%
Omnova Solutions, Inc.                                        714         $      4,455           0.00%(b)
Penford Corp.                                                 153         $      2,684           0.00%(b)
PolyOne Corp.                                               1,676         $     12,117           0.00%(b)
PPG Industries, Inc.                                        3,699         $    218,057           0.07%
Quaker Chemical Corp.                                         169         $      4,208           0.00%(b)
Rohm & Haas Co.                                               296         $     11,603           0.00%(b)
Schulman (A.), Inc.                                           539         $     11,222           0.00%(b)
Scotts Co. (The) (a)                                          698         $     42,578           0.01%
Valspar Corp. (The)                                           397         $     19,453           0.01%
Wellman, Inc.                                                 570         $      4,013           0.00%(b)
                                                                          ------------           ----
TOTAL CHEMICALS                                                           $  2,588,521           0.86%
                                                                          ------------           ----

COMMERCIAL BANKS
Associated Banc-Corp                                        2,271         $     68,380           0.02%
Bank of America Corp.                                      31,141         $  2,647,296           0.88%
Banknorth Group, Inc.                                       1,283         $     40,941           0.01%
BB&T Corp.                                                 14,167         $    548,688           0.18%
Boston Private Financial Holdings, Inc.                       415         $      9,632           0.00%(b)
Cathay Bancorp, Inc.                                            1         $         48           0.00%(b)
Charter One Financial, Inc.                                 1,813         $     80,515           0.03%
Chittenden Corp.                                              622         $     21,129           0.01%
Colonial BancGroup, Inc. (The)                              2,680         $     51,697           0.02%
Commerce Bancorp, Inc.                                      2,498         $    125,748           0.04%
Community First Bankshares, Inc.                              639         $     20,576           0.01%
East West Bancorp, Inc.                                       816         $     27,516           0.01%
Fifth Third Bancorp                                         8,864         $    437,527           0.14%
First BanCorp                                                 682         $     28,951           0.01%
First Horizon National Corp.                                4,238         $    183,717           0.06%
First Midwest Bancorp, Inc.                                   793         $     26,780           0.01%
First Republic Bank                                           266         $     11,518           0.00%(b)
Gold Banc Corp., Inc.                                         672         $     10,450           0.00%(b)
Greater Bay Bancorp                                         2,671         $     70,379           0.02%
Hibernia Corp.                                              3,933         $     99,505           0.03%
Hudson United Bancorp                                         763         $     26,133           0.01%
Huntington Bancshares, Inc.                                 1,780         $     43,539           0.01%
Irwin Financial Corp.                                         511         $     13,659           0.00%(b)
M&T Bank Corp.                                              1,966         $    183,290           0.06%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Marshall & Ilsley Corp.                                       599         $     23,008           0.01%
National City Corp.                                        35,708         $  1,303,343           0.43%
National Commerce Financial Corp.                             171         $      5,558           0.00%(b)
North Fork Bancorporation, Inc.                             1,195         $     46,665           0.02%
PrivateBancorp, Inc.                                          100         $      2,800           0.00%(b)
Provident Bankshares Corp.                                    583         $     17,426           0.01%
Regions Financial Corp.                                    15,516         $    460,670           0.15%
Republic Bancorp, Inc.                                      1,153         $     16,891           0.01%
Riggs National Corp.                                          522         $     11,635           0.00%(b)
Silicon Valley Bancshares                                     742         $     27,164           0.01%
South Financial Group, Inc. (The)                           1,198         $     32,455           0.01%
SouthTrust Corp.                                                1         $         39           0.00%(b)
Southwest Bancorporation of Texas, Inc.                     1,164         $     23,687           0.01%
Sterling Bancshares, Inc.                                     807         $     10,523           0.00%
SunTrust Banks, Inc.                                        4,450         $    293,477           0.10%
Susquehanna Bancshares, Inc.                                  776         $     18,057           0.01%
TCF Financial Corp.                                         5,689         $    343,615           0.11%
TrustCo Bank Corp. of NY                                    1,270         $     16,053           0.01%
U.S. Bancorp                                               24,526         $    694,085           0.23%
UCBH Holdings, Inc.                                           767         $     29,982           0.01%
Umpqua Holdings Corp.                                         745         $     16,844           0.01%
United Bankshares, Inc.                                       733         $     23,104           0.01%
Unizan Financial Corp.                                      1,580         $     43,292           0.01%
Wells Fargo & Co.                                          32,201         $  1,848,661           0.61%
Whitney Holding Corp.                                         688         $     28,112           0.01%
Wintrust Financial Corp.                                      341         $     18,083           0.01%
                                                                          ------------           ----
TOTAL COMMERCIAL BANKS                                                    $ 10,132,843           3.35%
                                                                          ------------           ----

COMMERCIAL SERVICES & SUPPLIES
ABM Industries, Inc.                                          828         $     14,896           0.00%(b)
Administaff, Inc. (a)                                         487         $      6,477           0.00%(b)
Allied Waste Industries, Inc. (a)                          12,596         $    116,387           0.04%
Angelica Corp.                                                158         $      3,803           0.00%(b)
Apollo Group, Inc. Class A (a)                                 73         $      6,099           0.00%
Arbitron, Inc. (a)                                            509         $     17,525           0.01%
Banta Corp.                                                   871         $     34,587           0.01%
Bowne & Co., Inc.                                             616         $      9,172           0.00%(b)
Brady Corp.                                                   424         $     19,165           0.01%
Brink's Co. (The)                                           6,086         $    196,881           0.07%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Career Education Corp. (a)                                  2,880         $     97,373           0.03%
CDI Corp.                                                     355         $     10,125           0.00%(b)
Cendant Corp. (a)                                          47,952         $  1,097,141           0.36%
Central Parking Corp.                                         660         $     10,514           0.00%(b)
Chemed Corp.                                                  204         $      9,547           0.00%(b)
Coinstar, Inc. (a)                                            393         $      7,997           0.00%(b)
Consolidated Graphics, Inc. (a)                               245         $     10,660           0.00%(b)
Copart, Inc. (a)                                            7,154         $    159,174           0.05%
CPI Corp.                                                     145         $      1,946           0.00%(b)
Dun & Bradstreet Corp. (The) (a)                              765         $     42,947           0.01%
G&K Services, Inc.                                            379         $     14,599           0.00%(b)
H&R Block, Inc.                                             2,753         $    135,255           0.04%
Heidrick & Struggles International, Inc. (a)                  334         $      8,838           0.00%(b)
Imagistics International, Inc. (a)                            310         $     10,075           0.00%(b)
Insurance Auto Auctions, Inc. (a)                             206         $      3,127           0.00%(b)
Ionics, Inc. (a)                                              385         $     10,411           0.00%(b)
ITT Educational Services, Inc. (a)                          2,021         $     64,370           0.02%
John H. Harland Co.                                           473         $     13,391           0.00%(b)
Korn/Ferry International (a)                                2,706         $     48,249           0.02%
Labor Ready, Inc. (a)                                         735         $     10,305           0.00%(b)
Laureate Education, Inc.                                    1,880         $     66,363           0.02%
MemberWorks, Inc. (a)                                         176         $      4,701           0.00%(b)
Mobile Mini, Inc. (a)                                         261         $      7,138           0.00%(b)
NCO Group, Inc. (a)                                           530         $     13,234           0.00%(b)
On Assignment, Inc. (a)                                       450         $      2,254           0.00%(b)
Pitney Bowes, Inc.                                         11,002         $    464,285           0.15%
Pre-Paid Legal Services, Inc. (a)                             317         $      7,339           0.00%(b)
PRG-Schultz International, Inc.                             1,125         $      5,726           0.00%(b)
Republic Services, Inc.                                     1,240         $     35,464           0.01%
School Specialty, Inc. (a)                                    343         $     11,803           0.00%(b)
Sotheby's Holdings, Inc. (a)                                4,792         $     76,575           0.03%
SOURCECORP, Inc. (a)                                          295         $      6,935           0.00%(b)
Spherion Corp. (a)                                          1,089         $      9,420           0.00%(b)
Standard Register Co. (The)                                   517         $      5,666           0.00%(b)
Tetra Tech, Inc. (a)                                          912         $     14,720           0.00%(b)
United Rentals, Inc. (a)                                    8,530         $    169,235           0.06%
United Stationers, Inc.                                       567         $     22,351           0.01%
Viad Corp.                                                    550         $     13,139           0.00%(b)
Volt Information Sciences, Inc. (a)                           278         $      8,326           0.00%(b)

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Waste Connections, Inc. (a)                                   717         $     20,693           0.01%
Waste Management, Inc.                                     22,650         $    637,371           0.21%
Watson Wyatt & Co. Holdings (a)                               542         $     14,168           0.00%(b)
                                                                          ------------           ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      $  3,807,942           1.17%
                                                                          ------------           ----

COMMUNICATIONS EQUIPMENT
3Com Corp. (a)                                              7,766         $     38,286           0.01%
Adaptec, Inc. (a)                                           1,826         $     13,677           0.00%(b)
ADC Telecommunications, Inc. (a)                            1,453         $      3,487           0.00%(b)
Advanced Fibre Communications, Inc. (a)                     2,807         $     47,046           0.02%
Andrew Corp. (a)                                            1,422         $     15,428           0.01%
Audiovox Corp. (a)                                            419         $      7,257           0.00%(b)
Avaya, Inc. (a)                                             2,455         $     35,966           0.01%
Bel Fuse, Inc.                                                201         $      7,385           0.00%(b)
Belden CDT, Inc.                                              837         $     16,280           0.01%
Black Box Corp.                                               301         $     11,438           0.00%(b)
Brooktrout, Inc.                                              220         $      1,940           0.00%(b)
C-COR, Inc.                                                   665         $      5,400           0.00%(b)
Cisco Systems, Inc.                                        91,425         $  1,907,126           0.63%
CommScope, Inc. (a)                                         6,102         $    125,701           0.04%
Corning, Inc.                                              20,195         $    249,610           0.08%
Digi International, Inc.                                      361         $      4,097           0.00%(b)
Harmonic, Inc.                                              1,242         $      8,086           0.00%(b)
Harris Corp.                                                7,367         $    349,785           0.12%
Inter-Tel, Inc.                                               457         $      9,912           0.00%(b)
JDS Uniphase Corp.                                          2,101         $      7,248           0.00%(b)
Lucent Technologies, Inc.                                  77,916         $    237,644           0.08%
Motorola, Inc.                                             93,981         $  1,497,117           0.50%
Network Equipment Technology, Inc.                            411         $      2,926           0.00%(b)
PC-Tel, Inc. (a)                                              363         $      3,663           0.00%(b)
Plantronics, Inc.                                           4,707         $    182,067           0.06%
Polycom, Inc.                                                 794         $     15,308           0.01%
QUALCOMM, Inc.                                             24,520         $  1,693,842           0.56%
SCM Microsystems, Inc. (a)                                    271         $      1,019           0.00%(b)
Symmertricom, Inc. (a)                                        770         $      6,314           0.00%(b)
Tellabs, Inc. (a)                                             192         $      1,711           0.00%(b)
Tollgrade Communications, Inc. (a)                            243         $      2,022           0.00%(b)
ViaSat, Inc. (a)                                              479         $      8,679           0.00%(b)

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
                                                                          ------------           ----
TOTAL COMMUNICATIONS EQUIPMENT                                            $  6,517,467           2.14%
                                                                          ------------           ----

COMPUTERS & PERIPHERALS
Avid Technology, Inc. (a)                                     516         $     24,118           0.01%
Dell, Inc. (a)                                              9,166         $    325,119           0.11%
Hewlett-Packard Co.                                        61,650         $  1,242,249           0.41%
Hutchinson Technology, Inc. (a)                               473         $     10,534           0.00%(b)
International Business Machines Corp.                      33,740         $  2,937,741           0.97%
Lexmark International, Inc. (a)                             1,138         $    100,712           0.03%
NCR Corp. (a)                                               4,455         $    206,846           0.07%
Pinnacle Systems, Inc. (a)                                  1,154         $      4,559           0.00%(b)
SBS Technologies, Inc. (a)                                    261         $      3,354           0.00%(b)
Storage Technology Corp. (a)                               12,345         $    308,008           0.10%
Sun Microsystems, Inc. (a)                                  5,526         $     21,828           0.01%
                                                                          ------------           ----
TOTAL COMPUTERS & PERIPHERALS                                             $  5,185,068           1.71%
                                                                          ------------           ----

CONSTRUCTION & ENGINEERING
Dycom Industries, Inc. (a)                                    108         $      2,910           0.00%(b)
EMCOR Group, Inc. (a)                                         274         $     11,856           0.00%(b)
Insituform Technologies, Inc. (a)                             483         $      8,680           0.00%(b)
Quanta Services, Inc. (a)                                   8,717         $     54,743           0.02%
Shaw Group, Inc. (The) (a)                                  1,010         $     10,019           0.00%(b)
URS Corp. (a)                                                 684         $     16,518           0.01%
                                                                          ------------           ----
TOTAL CONSTRUCTION & ENGINEERING                                          $    104,726           0.03%
                                                                          ------------           ----

CONSTRUCTION MATERIALS
AMCOL International Corp.                                     200         $      4,020           0.00%(b)
Florida Rock Industries, Inc.                                 733         $     31,468           0.01%
Martin Marietta Materials, Inc.                               775         $     33,906           0.01%
Texas Industries, Inc.                                        356         $     15,247           0.01%
Vulcan Materials Co.                                        3,215         $    153,098           0.05%
                                                                          ------------           ----
TOTAL CONSTRUCTION MATERIALS                                              $    237,739           0.08%
                                                                          ------------           ----

CONSUMER FINANCE
AmeriCredit Corp. (a)                                      17,393         $    332,207           0.11%
Capital One Financial Corp.                                10,959         $    759,678           0.25%
Cash America International, Inc.                              472         $     10,596           0.00%(b)
MBNA Corp.                                                  3,724         $     91,946           0.03%
MoneyGram International, Inc.                                 692         $     12,940           0.00%(b)
Providian Financial Corp.                                  11,244         $    155,617           0.05%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Rewards Network, Inc. (a)                                     415         $      2,822           0.00%(b)
World Acceptance Corp.                                        300         $      6,417           0.00%(b)
                                                                          ------------           ----
TOTAL CONSUMER FINANCE                                                    $  1,372,223           0.44%
                                                                          ------------           ----

CONTAINERS & PACKAGING
Aptargroup, Inc.                                              618         $     26,148           0.01%
Ball Corp.                                                  1,922         $    138,730           0.05%
Bemis Co., Inc.                                             1,485         $     39,322           0.01%
Caraustar Industries, Inc.                                    510         $      7,114           0.00%(b)
Chesapeake Corp.                                              328         $      7,613           0.00%(b)
Longview Fibre Co.                                          3,775         $     48,735           0.02%
Myers Industries, Inc.                                        550         $      7,205           0.00%(b)
Pactiv Corp. (a)                                            2,463         $     58,077           0.02%
Rock-Tenn Co.                                                 637         $      9,026           0.00%(b)
Sealed Air Corp. (a)                                        2,441         $    115,802           0.04%
Sonoco Products Co.                                         5,132         $    132,970           0.04%
Temple-Inland, Inc.                                         2,585         $    176,425           0.06%
                                                                          ------------           ----
TOTAL CONTAINERS & PACKAGING                                              $    767,167           0.25%
                                                                          ------------           ----

DISTRIBUTORS
Advanced Marketing Services, Inc.                             341         $      3,864           0.00%(b)
Genuine Parts Co.                                             621         $     23,430           0.01%
                                                                          ------------           ----
TOTAL DISTRIBUTORS                                                        $     27,294           0.01%
                                                                          ------------           ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc. (f)                                        57,053         $  2,515,465           0.83%
Financial Federal Corp.                                       291         $      9,359           0.00%(b)
GATX Corp.                                                  5,433         $    138,433           0.05%
Piper Jaffray Cos., Inc. (a)                                  324         $     13,203           0.00%(b)
Principal Financial Group, Inc.                            15,151         $    514,983           0.17%
                                                                          ------------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                      $  3,191,443           1.05%
                                                                          ------------           ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                5,881         $    305,812           0.10%
AT&T Corp.                                                 11,690         $    176,519           0.06%
BellSouth Corp.                                            57,183         $  1,549,087           0.51%
CenturyTel, Inc.                                            2,185         $     67,713           0.02%
Cincinnati Bell, Inc.                                      16,472         $     66,546           0.02%
Citizens Communications Co.                                 5,050         $     72,720           0.02%
Commonwealth Telephone Enterprises, Inc.                      371         $     16,621           0.01%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
General Communication, Inc. (a)                             1,023         $      8,194           0.00%(b)
Qwest Communications International, Inc.                   59,546         $    231,634           0.08%
SBC Communications, Inc.                                   59,965         $  1,519,513           0.50%
Sprint Corp. (FON Group)                                   59,809         $  1,117,232           0.37%
Verizon Communications, Inc.                               70,605         $  2,721,120           0.90%
                                                                          ------------           ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $  7,852,711           2.59%
                                                                          ------------           ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                  2,984         $     44,283           0.01%
Alliant Energy Corp.                                        7,920         $    205,207           0.07%
Ameren Corp.                                                1,423         $     63,594           0.02%
American Electric Power Co., Inc.                          15,536         $    483,325           0.16%
CenterPoint Energy, Inc.                                   14,466         $    167,950           0.06%
Central Vermont Public Service Corp.                          213         $      4,139           0.00%(b)
CH Energy Group, Inc.                                         288         $     12,672           0.00%(b)
Cleco Corp.                                                   864         $     14,904           0.00%(b)
DPL, Inc.                                                  12,077         $    240,936           0.08%
DTE Energy Co.                                                226         $      9,078           0.00%(b)
Duquesne Light Holdings, Inc.                               8,380         $    158,968           0.05%
Edison International                                       15,467         $    414,515           0.14%
El Paso Electric Co.                                          801         $     12,055           0.00%(b)
Entergy Corp.                                               6,200         $    356,500           0.12%
FirstEnergy Corp.                                           6,030         $    235,773           0.08%
FPL Group, Inc.                                             1,436         $     96,686           0.03%
Great Plains Energy, Inc.                                   4,640         $    133,122           0.04%
Green Mountain Power Corp.                                    119         $      3,051           0.00%(b)
IDACORP, Inc.                                               3,669         $    100,897           0.03%
Northeast Utilities                                        12,204         $    228,214           0.08%
NSTAR                                                       1,098         $     51,386           0.02%
OGE Energy Corp.                                            1,679         $     41,791           0.01%
Pepco Holdings, Inc.                                        1,359         $     24,462           0.01%
PG&E Corp.                                                  9,946         $    283,858           0.09%
Pinnacle West Capital Corp.                                 3,116         $    126,198           0.04%
PNM Resources, Inc.                                         3,438         $     71,648           0.02%
PPL Corp.                                                   8,393         $    389,015           0.13%
Progress Energy, Inc.                                       5,808         $    244,748           0.08%
Southern Co. (The)                                            909         $     26,616           0.01%
TECO Energy, Inc.                                           2,973         $     38,352           0.01%
TXU Corp.                                                  15,165         $    601,444           0.20%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
UIL Holdings Corp.                                            264         $     12,139           0.00%(b)
UniSource Energy Corp.                                        615         $     15,184           0.01%
Xcel Energy, Inc.                                          10,877         $    185,997           0.06%
                                                                          ------------           ----
TOTAL ELECTRIC UTILITIES                                                  $  5,098,707           1.66%
                                                                          ------------           ----

ELECTRICAL EQUIPMENT
A.O. Smith Corp.                                              495         $     14,217           0.00%(b)
Acuity Brands, Inc.                                           759         $     18,102           0.01%
AMETEK, Inc.                                                1,063         $     32,782           0.01%
Baldor Electric Co.                                           599         $     13,705           0.00%(b)
C&D Technologies, Inc.                                        467         $      7,331           0.00%(b)
Hubbell, Inc.                                               5,630         $    254,287           0.08%
Intermagnetics General Corp. (a)                              303         $     11,653           0.00%(b)
MagneTek, Inc. (a)                                            421         $      2,762           0.00%(b)
Regal-Beloit Corp.                                            457         $      9,597           0.00%(b)
Roper Industries, Inc.                                        611         $     34,216           0.01%
Thomas & Betts Corp. (a)                                    3,018         $     79,373           0.03%
Vicor Corp. (a)                                               764         $     10,237           0.00%(b)
Woodward Governor Co.                                         203         $     12,459           0.00%(b)
                                                                          ------------           ----
TOTAL ELECTRICAL EQUIPMENT                                                $    500,721           0.14%
                                                                          ------------           ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Aeroflex, Inc.                                              1,205         $     13,363           0.00%(b)
Agilent Technologies, Inc. (a)                              7,556         $    179,909           0.06%
Agilysys, Inc.                                                587         $      8,746           0.00%(b)
Anixter International, Inc. (a)                               608         $     20,356           0.01%
Arrow Electronics, Inc. (a)                                 6,505         $    153,908           0.05%
Artesyn Technologies, Inc. (a)                                707         $      5,274           0.00%(b)
Avnet, Inc. (a)                                             5,775         $    112,151           0.04%
BEI Technologies, Inc.                                        260         $      6,243           0.00%(b)
Bell Microproducts, Inc. (a)                                  474         $      3,327           0.00%(b)
Benchmark Electronics, Inc. (a)                               681         $     19,463           0.01%
Checkpoint Systems, Inc. (a)                                  599         $     10,309           0.00%(b)
Cognex Corp.                                                  735         $     22,109           0.01%
Coherent, Inc. (a)                                            545         $     14,342           0.00%(b)
CTS Corp.                                                     632         $      7,249           0.00%(b)
Daktronics, Inc. (a)                                          300         $      7,770           0.00%(b)
Electro Scientific Industries, Inc. (a)                       509         $     13,107           0.00%(b)
FLIR Systems, Inc. (a)                                        560         $     35,633           0.01%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Global Imaging Systems, Inc. (a)                              392         $     11,889           0.00%(b)
Itron, Inc. (a)                                               374         $      7,140           0.00%(b)
Jabil Circuit, Inc.                                         1,560         $     33,930           0.01%
Keithley Instruments, Inc.                                    271         $      5,615           0.00%(b)
KEMET Corp. (a)                                             1,864         $     18,808           0.01%
Littelfuse, Inc. (a)                                          371         $     14,395           0.00%(b)
Methode Electronics, Inc.                                     651         $      8,483           0.00%(b)
Park Electrochemical Corp.                                    361         $      8,296           0.00%(b)
Paxar Corp. (a)                                               713         $     13,747           0.00%(b)
PerkinElmer, Inc.                                           4,751         $     83,523           0.03%
Photon Dynamics, Inc. (a)                                     295         $      8,110           0.00%(b)
Planar Systems, Inc. (a)                                      261         $      3,604           0.00%(b)
RadiSys Corp. (a)                                             326         $      4,046           0.00%(b)
Rogers Corp. (a)                                              295         $     14,588           0.00%(b)
Sanmina-SCI Corp. (a)                                      14,010         $    102,832           0.03%
ScanSource, Inc.                                              222         $     13,009           0.00%(b)
Solectron Corp. (a)                                        11,664         $     64,152           0.02%
Tech Data Corp. (a)                                         1,668         $     62,483           0.02%
Technitrol, Inc. (a)                                          679         $     12,561           0.00%(b)
Tektronix, Inc.                                               661         $     20,094           0.01%
Thermo Electron Corp. (a)                                   3,457         $     88,914           0.03%
Trimble Navigation Ltd. (a)                                   832         $     23,105           0.01%
Veeco Instruments, Inc. (a)                                   535         $     12,171           0.00%(b)
Vishay Intertechnology, Inc. (a)                            6,059         $     93,915           0.03%
Waters Corp. (a)                                            2,823         $    123,873           0.04%
X-Rite, Inc.                                                  367         $      5,483           0.00%(b)
                                                                          ------------           ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  $  1,492,025           0.43%
                                                                          ------------           ----

ENERGY EQUIPMENT & SERVICES
Atwood Oceanics, Inc. (a)                                     253         $      9,781           0.00%(b)
BJ Services Co.                                             1,248         $     61,976           0.02%
Cal Dive International, , Inc. (a)                            643         $     19,933           0.01%
CARBO Ceramics, Inc.                                          284         $     20,116           0.01%
Dril-Quip, Inc. (a)                                           316         $      5,957           0.00%(b)
FMC Technologies, Inc. (a)                                     38         $      1,140           0.00%(b)
Grant Prideco, Inc. (a)                                     2,615         $     49,397           0.02%
Hanover Compressor Co. (a)                                  4,762         $     55,905           0.02%
Hydril (a)                                                    416         $     14,831           0.00%(b)
Input/Output, Inc. (a)                                      1,231         $     11,855           0.00%(b)

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
Lone Star Technologies, Inc. (a)                              520         $     17,326           0.01%
Maverick Tube Corp. (a)                                       716         $     20,649           0.01%
National-Oilwell, Inc. (a)                                  1,833         $     61,314           0.02%
Oceaneering International, Inc. (a)                           442         $     14,617           0.00%(b)
Offshore Logistics, Inc. (a)                                  411         $     11,898           0.00%(b)
Schlumberger Ltd.                                             437         $     28,108           0.01%
SEACOR Holdings, Inc. (a)                                     312         $     13,198           0.00%(b)
Smith International, Inc. (a)                               2,850         $    166,098           0.06%
TETRA Technologies, Inc. (a)                                  395         $     10,408           0.00%(b)
Transocean, Inc. (a)                                        2,559         $     72,676           0.02%
Unit Corp. (a)                                                770         $     24,833           0.01%
Veritas DGC, Inc. (a)                                         612         $     15,074           0.00%(b)
Weatherford International Ltd. (a)                          1,797         $     84,064           0.03%
W-H Energy Services, Inc. (a)                                 498         $     10,010           0.00%(b)
                                                                          ------------           ----
TOTAL ENERGY EQUIPMENT & SERVICES                                         $    801,164           0.25%
                                                                          ------------           ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                          14,516         $    354,045           0.12%
BJ's Wholesale Club, Inc. (a)                               2,048         $     47,738           0.02%
Casey's General Stores, Inc.                                  842         $     13,624           0.00%(b)
Costco Wholesale Corp. (a)                                 16,070         $    653,407           0.22%
Duane Reade, Inc. (a)                                         439         $      7,230           0.00%(b)
Great Atlantic & Pacific Tea Co., Inc. (The) (a)              704         $      4,858           0.00%(b)
Kroger Co. (The) (a)                                       29,056         $    459,087           0.15%
Longs Drug Stores Corp.                                       902         $     18,942           0.01%
Nash Finch Co.                                                214         $      5,654           0.00%(b)
Performance Food Group Co. (a)                                781         $     19,353           0.01%
Ruddick Corp.                                               3,691         $     72,196           0.02%
Safeway, Inc. (a)                                          21,006         $    443,854           0.15%
SUPERVALU, Inc.                                             6,339         $    181,043           0.06%
United Natural Foods, Inc. (a)                                656         $     14,216           0.00%(b)
Wal-Mart Stores, Inc. (a) (f)                              53,266         $  2,823,631           0.94%
Whole Foods Market, Inc. (a)                                4,324         $    355,954           0.12%
Winn-Dixie Stores, Inc.                                     3,988         $     25,204           0.01%
                                                                          ------------           ----
TOTAL FOOD & STAPLES RETAILING                                            $  5,500,036           1.83%
                                                                          ------------           ----

FOOD PRODUCTS
American Italian Pasta Co. (a)                                327         $      9,617           0.00%(b)
Archer-Daniels-Midland Co.                                  5,975         $     92,194           0.03%

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
ConAgra Foods, Inc.                                        16,887         $    439,062           0.15%
Corn Products International, Inc.                             615         $     26,519           0.01%
Dean Foods Co. (a)                                          1,071         $     39,606           0.01%
Delta and Pine Land Co.                                       650         $     14,592           0.00%(b)
Flowers Foods, Inc.                                           738         $     19,262           0.01%
H.J. Heinz Co.                                              7,475         $    275,753           0.09%
Hain Celestial Group, Inc. (a)                                622         $     10,281           0.00%(b)
Hershey Foods Corp.                                         2,015         $     97,607           0.03%
Hormel Foods Corp.                                          7,068         $    209,777           0.07%
Interstate Bakeries Corp.                                   3,792         $     37,275           0.01%
J&J Snack Foods Corp. (a)                                     159         $      5,840           0.00%(b)
Kellogg Co.                                                 6,231         $    259,583           0.09%
Lance, Inc.                                                   532         $      8,001           0.00%(b)
Ralcorp Holdings, Inc. (a)                                    492         $     17,943           0.01%
Sanderson Farms, Inc.                                         334         $     16,109           0.01%
Sara Lee Corp.                                             37,361         $    820,447           0.27%
Smithfield Foods, Inc. (a)                                  9,636         $    273,084           0.09%
Tyson Foods, Inc.                                          30,867         $    588,325           0.19%
                                                                          ------------           ----
TOTAL FOOD PRODUCTS                                                       $  3,260,877           1.07%
                                                                          ------------           ----

GAS UTILITIES
AGL Resources, Inc.                                         1,364         $     40,306           0.01%
Atmos Energy Corp.                                          1,039         $     26,152           0.01%
Cascade Natural Gas Corp.                                     199         $      3,998           0.00%(b)
Kinder Morgan, Inc.                                         5,814         $    348,900           0.12%
Laclede Group, Inc. (The)                                     349         $      9,392           0.00%(b)
New Jersey Resources Corp.                                    459         $     18,658           0.01%
Nicor, Inc.                                                   919         $     30,429           0.01%
Northwest Natural Gas Co.                                     470         $     13,809           0.00%(b)
NUI Corp.                                                     293         $      3,888           0.00%(b)
Piedmont Natural Gas Co., Inc.                                634         $     26,153           0.01%
Sempra Energy                                               5,246         $    187,546           0.06%
Southern Union Co. (a)                                      1,242         $     24,728           0.01%
Southwest Gas Corp.                                           618         $     14,628           0.00%(b)
Southwestern Energy Co. (a)                                   607         $     19,539           0.01%
UGI Corp.                                                     860         $     27,856           0.01%
WGL Holdings, Inc.                                          1,416         $     38,855           0.01%
                                                                          ------------           ----
TOTAL GAS UTILITIES                                                       $    834,837           0.27%
                                                                          ------------           ----

                                                     SHARES / PRINCIPAL
                                                          AMOUNT          MARKET VALUE        % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Advanced Medical Optics, Inc. (a)                             497         $     18,911           0.01%
American Medical Systems Holdings, Inc. (a)                   561         $     17,851           0.01%
Analogic Corp.                                                245         $     10,177           0.00%(b)
Apogent Technologies, Inc. (a)                              8,023         $    260,748           0.09%
Applera Corp. Applied Biosystems Group (a)                  4,326         $     89,505           0.03%
ArthroCare Corp. (a)                                          377         $     10,040           0.00%(b)
Bausch & Lomb, Inc.                                         2,477         $    152,558           0.05%
Beckman Coulter, Inc.                                       2,443         $    134,780           0.04%
Becton, Dickinson & Co.                                    11,957         $    564,729           0.19%
BioLase Technology, Inc. (a)                                  406         $      3,747           0.00%(b)
Biosite, Inc. (a)                                             283         $     12,506           0.00%(b)
C.R. Bard, Inc.                                             2,824         $    155,885           0.05%
CONMED Corp. (a)                                              530         $     11,745           0.00%(b)
Cooper Cos., Inc.                                             536         $     31,866           0.01%
Cyberonics, Inc. (a)                                          400         $     11,192           0.00%(b)
Cytyc Corp. (a)                                             8,895         $    214,992           0.07%
Datascope Corp.                                               270         $      9,372           0.00%(b)
DENTSPLY International, Inc.                                  622         $     30,248           0.01%
Diagnostic Products Corp.                                     491         $     19,714           0.01%
DJ Orthopedics, Inc. (a)                                      200         $      3,560           0.00%(b)
Haemonetics Corp. (a)                                         440         $     13,200           0.00%(b)
Hillenbrand Industries, Inc.                                1,574         $     89,387           0.03%
Hologic, Inc. (a)                                             362         $      7,211           0.00%(b)
Hospira, Inc. (a)                                             520         $     13,474           0.00%(b)
ICU Medical, Inc. (a)                                         247         $      6,867           0.00%(b)
Immucor, Inc. (a)                                             496         $     10,049           0.00%(b)
Integra LifeSciences Holdings (a)                             488         $     15,418           0.01%
Invacare Corp.                                                529         $     21,452           0.01%
Mentor Corp. (a)                                              711         $     22,389           0.01%
Merit Medical Systems, Inc. (a)                               439         $      7,410           0.00%(b)
Millipore Corp. (a)                                           385         $     20,286           0.01%
Osteotech, Inc. (a)                                           306         $      1,184           0.00%(b)
PolyMedica Corp.                                              454         $     13,829           0.00%(b)
Possis Medical, Inc. (a)                                      325         $      9,295           0.00%(b)
Resmed, Inc. (a)                                              570         $     27,930           0.01%
Respironics, Inc. (a)                                         590         $     32,875           0.01%
Sola International, Inc. (a)                                  545         $      8,862           0.00%(b)
Stryker Corp.                                               4,506         $    214,846           0.07%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
SurModics, Inc. (a)                                                       319        $      7,630    0.00%(b)
Sybron Dental Specialties, Inc. (a)                                       642        $     17,269    0.01%
Theragenics Corp. (a)                                                     535        $      2,226    0.00%(b)
Varian Medical Systems, Inc. (a)                                        1,012        $     69,838    0.02%
Viasys Healthcare, Inc. (a)                                               549        $      8,317    0.00%(b)
VISX, Inc. (a)                                                          2,045        $     43,783    0.01%
Vital Signs, Inc.                                                         236        $      7,047    0.00%(b)
Wilson Greatbatch Technologies, Inc. (a)                                  387        $      8,475    0.00%(b)
Zimmer Holdings, Inc. (a)                                               6,914        $    527,607    0.17%
                                                                                     ------------    ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                               $  2,992,282    0.94%
                                                                                     ------------    ----

HEALTH CARE PROVIDERS & SERVICES
Accredo Health, Inc. (a)                                                  816        $     26,438    0.01%
Aetna, Inc.                                                             7,245        $    621,621    0.21%
American Healthways, Inc. (a)                                             560        $     15,249    0.01%
AMERIGROUP Corp. (a)                                                      422        $     20,239    0.01%
AmerisourceBergen Corp.                                                 5,304        $    286,734    0.10%
AmSurg Corp. (a)                                                          546        $     12,968    0.00%(b)
Anthem, Inc. (a)                                                        1,455        $    119,993    0.04%
Apria Healthcare Group, Inc. (a)                                        3,211        $     94,242    0.03%
Cardinal Health, Inc.                                                   3,347        $    148,942    0.05%
Caremark Rx, Inc. (a)                                                   7,569        $    230,854    0.08%
Centene Corp. (a)                                                         350        $     13,650    0.00%(b)
Cerner Corp. (a)                                                          603        $     27,135    0.01%
CIGNA Corp.                                                             6,674        $    413,855    0.14%
Community Health Systems, Inc. (a)                                      3,625        $     89,211    0.03%
Covance, Inc. (a)                                                       6,997        $    256,720    0.09%
Coventry Health Care, Inc. (a)                                          6,809        $    348,008    0.12%
Cross Country Healthcare, Inc.                                            588        $      8,773    0.00%(b)
Cryolife, Inc. (a)                                                        472        $      2,266    0.00%(b)
Curative Health Services, Inc. (a)                                        227        $      1,398    0.00%(b)
Dendrite International, Inc. (a)                                          739        $     11,018    0.00%(b)
First Health Group Corp. (a)                                            4,743        $     66,496    0.02%
Health Net, Inc. (a)                                                    2,707        $     65,320    0.02%
Hooper Holmes, Inc.                                                     1,184        $      5,482    0.00%(b)
Humana, Inc. (a)                                                        1,279        $     23,163    0.01%
LabOne, Inc.                                                              300        $      8,853    0.00%(b)
LifePoint Hospitals, Inc. (a)                                           1,913        $     63,913    0.02%
Lincare Holdings, Inc. (a)                                              3,904        $    124,693    0.04%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Manor Care, Inc.                                                        3,510        $    109,688    0.04%
Medco Health Solutions, Inc. (a)                                        3,218        $     97,505    0.03%
NDC Health Corp.                                                          638        $     13,404    0.00%(b)
OCA, Inc. (a)                                                             918        $      6,206    0.00%(b)
Odyssey Healthcare, Inc. (a)                                              657        $     11,279    0.00%(b)
Omnicare, Inc.                                                            801        $     22,645    0.01%
Owens & Minor, Inc.                                                       668        $     17,147    0.01%
PacifiCare Health Systems, Inc. (a)                                     9,320        $    284,913    0.09%
PAREXEL International Corp. (a)                                           469        $      9,009    0.00%(b)
Pediatrix Medical Group, Inc. (a)                                         412        $     26,055    0.01%
Pharmaceutical Product Development, Inc. (a)                              953        $     33,413    0.01%
Priority Healthcare Corp. (a)                                             726        $     16,262    0.01%
Province Healthcare Co. (a)                                               890        $     12,932    0.00%(b)
Quest Diagnostics, Inc.                                                 2,448        $    200,931    0.07%
RehabCare Group, Inc. (a)                                                 294        $      7,041    0.00%(b)
Renal Care Group, Inc. (a)                                              2,385        $     75,986    0.03%
Sierra Health Services, Inc. (a)                                          469        $     20,730    0.01%
Sunrise Senior Living, Inc. (a)                                           345        $     12,178    0.00%(b)
Tenet Healthcare Corp. (a)                                             14,913        $    166,728    0.06%
Triad Hospitals, Inc. (a)                                               5,146        $    175,272    0.06%
United Surgical Partners International, Inc. (a)                          467        $     16,457    0.01%
UnitedHealth Group, Inc.                                               24,914        $  1,567,105    0.52%
Universal Health Services, Inc. Class B(a)                              2,573        $    117,098    0.04%
US Oncology, Inc. (a)                                                   1,413        $     21,012    0.01%
WellPoint Health Networks, Inc. (a)                                     2,454        $    248,099    0.08%
                                                                                     ------------    ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                               $  6,396,329    2.14%
                                                                                     ------------    ----

HOTELS, RESTAURANTS & LEISURE
Applebee's International, Inc.                                          1,774        $     47,259    0.02%
Argosy Gaming Co. (a)                                                     500        $     16,315    0.01%
Aztar Corp. (a)                                                           585        $     14,198    0.00%(b)
Bally Total Fitness Holding Corp. (a)                                     621        $      3,204    0.00%(b)
Boyd Gaming Corp.                                                       6,810        $    179,035    0.06%
Brinker International, Inc. (a)                                         5,988        $    214,429    0.07%
Caesars Entertainment, Inc. (a)                                        30,042        $    442,520    0.15%
Carnival Corp.                                                          5,045        $    235,147    0.08%
CBRL Group, Inc.                                                        2,270        $     75,410    0.02%
CEC Entertainment, Inc. (a)                                               649        $     23,591    0.01%
Darden Restaurants, Inc.                                                1,290        $     27,516    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
GTECH Holdings Corp.                                                    4,279        $    181,301    0.06%
Harrah's Entertainment, Inc.                                            1,752        $     81,449    0.03%
IHOP Corp.                                                                360        $     13,316    0.00%(b)
International Game Technology                                           9,786        $    316,481    0.10%
Jack In The Box, Inc. (a)                                                 614        $     19,587    0.01%
Landry's Restaurants, Inc.                                                504        $     15,236    0.01%
LoneStar Steakhouse & Saloon, Inc.                                        379        $      9,187    0.00%(b)
Mandalay Resort Group                                                   6,068        $    409,589    0.14%
Marcus Corp. (The)                                                        539        $      9,481    0.00%(b)
McDonald's Corp.                                                       22,232        $    611,382    0.20%
Multimedia Games, Inc. (a)                                                500        $      9,465    0.00%(b)
O'Charley's, Inc. (a)                                                     380        $      6,681    0.00%(b)
Outback Steakhouse, Inc.                                                1,427        $     57,950    0.02%
P.F. Chang's China Bistro, Inc. (a)                                       434        $     19,283    0.01%
Panera Bread Co. Class A(a)                                               503        $     18,556    0.01%
Papa John's International, Inc. (a)                                       328        $      9,961    0.00%(b)
Pinnacle Entertainment, Inc. (a)                                          603        $      6,808    0.00%(b)
Prime Hospitality Corp. (a)                                               818        $      7,509    0.00%(b)
RARE Hospitality International, Inc. (a)                                  612        $     17,265    0.01%
Ruby Tuesday, Inc.                                                      2,825        $     81,614    0.03%
Ryan's Restaurant Group, Inc. (a)                                         770        $     11,157    0.00%(b)
Shuffle Master, Inc. (a)                                                  391        $     12,508    0.00%(b)
Six Flags, Inc. (a)                                                     7,551        $     35,640    0.01%
Sonic Corp. (a)                                                           988        $     22,724    0.01%
Starbucks Corp. (a)                                                     3,083        $    144,778    0.05%
Starwood Hotels & Resorts Worldwide, Inc.                               3,526        $    158,670    0.05%
Steak n Shake Co. (The) (a)                                               494        $      8,457    0.00%(b)
Triarc Cos., Inc. Class B(a)                                            1,050        $     10,248    0.00%(b)
WMS Industries, Inc. (a)                                                  493        $     13,429    0.00%(b)
Yum! Brands, Inc. (a)                                                   8,654        $    332,228    0.11%
                                                                                     ------------    ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                  $  3,930,564    1.29%
                                                                                     ------------    ----

HOUSEHOLD DURABLES
American Greetings Corp. (a)                                            5,008        $    116,787    0.04%
Applica, Inc. (a)                                                         423        $      2,178    0.00%(b)
Bassett Furniture Industries, Inc.                                        207        $      3,954    0.00%(b)
Black & Decker Corp. (The)                                              2,472        $    172,818    0.06%
Blyth, Inc.                                                               858        $     29,876    0.01%
Centex Corp.                                                            3,917        $    166,159    0.06%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Champion Enterprises, Inc. (a)                                          1,188        $     11,559    0.00%(b)
D.R. Horton, Inc.                                                       8,495        $    234,716    0.08%
Department 56, Inc. (a)                                                   234        $      3,608    0.00%(b)
Enesco Group, Inc. (a)                                                    251        $      2,146    0.00%(b)
Ethan Allen Interiors, Inc.                                               634        $     23,553    0.01%
Fedders Corp.                                                             530        $      2,136    0.00%(b)
Fleetwood Enterprises, Inc. (a)                                           950        $     12,768    0.00%(b)
Furniture Brands International, Inc.                                    3,372        $     77,487    0.03%
Harman International Industries, Inc.                                   6,121        $    524,755    0.17%
Interface, Inc.                                                           937        $      7,796    0.00%(b)
La-Z-Boy, Inc.                                                            910        $     15,725    0.01%
Lennar Corp.                                                            9,974        $    425,691    0.14%
Libbey, Inc.                                                              248        $      5,575    0.00%(b)
M.D.C. Holdings, Inc.                                                     551        $     37,000    0.01%
Maytag Corp.                                                            3,090        $     63,345    0.02%
Meritage Corp. (a)                                                        230        $     14,237    0.00%(b)
Mohawk Industries, Inc. (a)                                             1,533        $    112,737    0.04%
National Presto Industries, Inc.                                          122        $      4,907    0.00%(b)
Newell Rubbermaid, Inc.                                                 6,458        $    139,492    0.05%
NVR, Inc. (a)                                                             109        $     50,794    0.02%
Pulte Homes, Inc.                                                       2,948        $    161,050    0.05%
Russ Berrie & Co., Inc.                                                   377        $      7,178    0.00%(b)
Skyline Corp.                                                             153        $      5,722    0.00%(b)
Snap-on, Inc.                                                             535        $     17,179    0.01%
Standard Pacific Corp.                                                    559        $     25,943    0.01%
Stanley Works (The)                                                     3,846        $    163,071    0.05%
Toll Brothers, Inc. (a)                                                   947        $     37,634    0.01%
Toro Co. (The)                                                            417        $     27,314    0.01%
Tupperware Corp.                                                        2,649        $     45,484    0.02%
Whirlpool Corp.                                                         2,731        $    170,524    0.06%
                                                                                     ------------    ----
TOTAL HOUSEHOLD DURABLES                                                             $  2,922,898    0.97%
                                                                                     ------------    ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                                   6,446        $    342,928    0.11%
Energizer Holdings, Inc.                                                2,481        $     94,527    0.03%
Kimberly-Clark Corp.                                                   15,636        $  1,001,798    0.33%
Procter & Gamble Co. (The)                                             19,983        $  1,042,114    0.35%
Rayovac Corp. (a)                                                         600        $     16,038    0.01%
WD-40 Co.                                                                 304        $      8,020    0.00%(b)

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
                                                                                     ------------    ----
TOTAL HOUSEHOLD PRODUCTS                                                             $  2,505,425    0.83%
                                                                                     ------------    ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                                    794        $     65,393    0.02%
ALLETE, Inc.                                                            3,725        $    103,257    0.03%
Carlisle Cos., Inc.                                                       242        $     15,365    0.01%
General Electric Co. (f)                                              158,239        $  5,261,446    1.74%
Standex International Corp.                                               219        $      4,984    0.00%(b)
Textron, Inc.                                                           6,485        $    397,531    0.13%
Tredegar Corp.                                                            696        $     11,470    0.00%(b)
Tyco International Ltd.                                                65,652        $  2,035,212    0.67%
                                                                                     ------------    ----
TOTAL INDUSTRIAL CONGLOMERATES                                                       $  7,894,658    2.60%
                                                                                     ------------    ----

INSURANCE
ACE, Ltd.                                                              10,907        $    442,716    0.15%
AFLAC, Inc.                                                            24,240        $    960,874    0.32%
Allmerica Financial Corp. (a)                                           4,380        $    130,568    0.04%
Allstate Corp. (The)                                                    5,314        $    250,183    0.08%
Ambac Financial Group, Inc.                                             3,548        $    252,299    0.08%
American Financial Group, Inc.                                          7,493        $    222,467    0.07%
American International Group, Inc.                                     54,207        $  3,829,724    1.27%
AmerUs Group Co.                                                        3,533        $    136,020    0.05%
Aon Corp.                                                              13,989        $    369,870    0.12%
Brown & Brown                                                           1,446        $     61,484    0.02%
Chubb Corp. (The)                                                       2,986        $    205,377    0.07%
Cincinnati Financial Corp.                                              6,367        $    253,917    0.08%
Delphi Financial Group, Inc. Class A                                      519        $     21,045    0.01%
Everest Re Group Ltd.                                                   3,229        $    237,267    0.08%
Fidelity National Financial, Inc.                                      14,985        $    543,206    0.18%
First American Corp.                                                    8,692        $    233,465    0.08%
Gallagher (Arthur J.) & Co. (a)                                         1,958        $     60,639    0.02%
Hartford Financial Services Group, Inc. (The)                          12,583        $    819,153    0.27%
HCC Insurance Holdings, Inc.                                            6,107        $    185,042    0.06%
Hilb, Rogal and Hobbs Co.                                                 622        $     20,892    0.01%
Horace Mann Educators Corp.                                             1,896        $     31,777    0.01%
LandAmerica Financial Group, Inc.                                         340        $     13,430    0.00%(b)
Lincoln National Corp.                                                  6,633        $    289,862    0.10%
Loews Corp.                                                             8,793        $    497,947    0.17%
Marsh & McLennan Cos., Inc.                                               526        $     23,344    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
MBIA, Inc.                                                                370        $     19,973    0.01%
MetLife, Inc.                                                          32,714        $  1,166,909    0.39%
Ohio Casualty Corp.                                                     6,781        $    126,805    0.04%
Old Republic International Corp.                                        5,556        $    129,399    0.04%
Philadelphia Consolidated Holding Corp.                                   369        $     20,173    0.01%
Presidential Life Corp.                                                   536        $      9,407    0.00%(b)
ProAssurance Corp. (a)                                                    500        $     15,845    0.01%
Progressive Corp. (The)                                                 8,281        $    634,490    0.21%
Protective Life Corp.                                                   5,126        $    185,816    0.06%
Prudential Financial, Inc.                                              6,348        $    295,563    0.10%
RLI Corp.                                                                 424        $     15,603    0.01%
SAFECO Corp.                                                            4,412        $    207,629    0.07%
SCPIE Holdings, Inc.                                                      237        $      2,294    0.00%(b)
Selective Insurance Group, Inc.                                           494        $     17,789    0.01%
St. Paul Travelers Cos., Inc. (The)                                    22,000        $    815,539    0.27%
StanCorp Financial Group, Inc.                                          1,689        $    118,735    0.04%
Stewart Information Services Corp. (a)                                    327        $     11,592    0.00%(b)
Torchmark Corp.                                                         2,681        $    140,162    0.05%
UICI (a)                                                                  779        $     18,634    0.01%
Unitrin, Inc.                                                           7,554        $    314,623    0.10%
UnumProvident Corp.                                                     9,553        $    152,370    0.05%
W. R. Berkley Corp.                                                     8,877        $    363,424    0.12%
Zenith National Insurance Corp.                                           343        $     14,704    0.00%(b)
                                                                                     ------------    ----
TOTAL INSURANCE                                                                      $ 14,890,046    4.95%
                                                                                     ------------    ----

INTERNET & CATALOG RETAIL
eBay, Inc.                                                              2,097        $    164,258    0.05%
FindWhat.com                                                              200        $      3,260    0.00%(b)
Insight Enterprises, Inc. (a)                                             844        $     13,538    0.00%(b)
J. Jill Group, Inc. (a)                                                   350        $      6,499    0.00%(b)
                                                                                     ------------    ----
TOTAL INTERNET & CATALOG RETAIL                                                      $    187,555    0.05%
                                                                                     ------------    ----

INTERNET SOFTWARE & SERVICES
                                                                          600        $      8,898    0.00%(b)
Internet Security Systems, Inc. (a)                                       873        $     13,374    0.00%(b)
j2 Global Communications, Inc. (a)                                        418        $     10,663    0.00%(b)
Netegrity, Inc. (a)                                                       631        $      4,127    0.00%(b)
WebEx Communications, Inc. (a)                                            764        $     15,677    0.01%
Websense, Inc. (a)                                                        401        $     15,314    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Yahoo!, Inc. (a)                                                        2,911        $     89,658    0.03%
Zix Corp. (a)                                                             497        $      2,912    0.00%(b)
                                                                                     ------------    ----
TOTAL INTERNET SOFTWARE & SERVICES                                                   $    160,623    0.05%
                                                                                     ------------    ----

IT SERVICES
Acxiom Corp. (a)                                                        9,531        $    209,682    0.07%
Affiliated Computer Services, Inc. Class A(a)                             961        $     49,875    0.02%
Alliance Data Systems Corp. (a)                                         1,608        $     63,854    0.02%
CACI International, Inc. (a)                                              493        $     20,267    0.01%
Carreker Corp. (a)                                                        421        $      3,974    0.00%(b)
CheckFree Corp. (a)                                                     5,682        $    170,687    0.06%
CIBER, Inc. (a)                                                         1,015        $      7,612    0.00%(b)
Cognizant Technology Solutions Corp. (a)                                6,482        $    178,579    0.06%
Computer Sciences Corp. (a)                                             2,953        $    139,529    0.05%
Convergys Corp. (a)                                                     1,136        $     15,041    0.00%(b)
CSG Systems International, Inc. (a)                                     4,577        $     75,064    0.02%
DST Systems, Inc. (a)                                                   3,645        $    166,066    0.06%
eFunds Corp. (a)                                                          855        $     13,988    0.00%(b)
Electronic Data Systems Corp.                                           8,042        $    148,616    0.05%
First Data Corp.                                                        1,007        $     44,922    0.01%
Gartner, Inc. Class A (a)                                               8,543        $    107,214    0.04%
Global Payments, Inc.                                                     636        $     29,033    0.01%
Intrado, Inc. (a)                                                         270        $      2,835    0.00%(b)
ManTech International Corp. (a)                                           572        $      8,180    0.00%(b)
MAXIMUS, Inc. (a)                                                         382        $     12,213    0.00%(b)
MPS Group, Inc. (a)                                                     2,918        $     26,204    0.01%
Pegasus Solutions, Inc. (a)                                               457        $      5,959    0.00%(b)
Sabre Holdings Corp.                                                    2,189        $     55,885    0.02%
StarTek, Inc.                                                             260        $      7,990    0.00%(b)
Titan Corp. (The) (a)                                                     628        $      7,517    0.00%(b)
Unisys Corp. (a)                                                       10,447        $    106,976    0.04%
                                                                                     ------------    ----
TOTAL IT SERVICES                                                                    $  1,677,762    0.55%
                                                                                     ------------    ----

LEISURE EQUIPMENT & PRODUCTS
Action Performance Cos., Inc.                                             327        $      3,532    0.00%(b)
Arctic Cat, Inc.                                                          351        $      9,523    0.00%(b)
Brunswick Corp.                                                         2,931        $    114,397    0.04%
Concord Camera Corp. (a)                                                  511        $      1,400    0.00%(b)
Eastman Kodak Co.                                                       6,790        $    179,867    0.06%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Hasbro, Inc.                                                            6,532        $    118,685    0.04%
JAKKS Pacific, Inc. (a)                                                   449        $      9,011    0.00%(b)
K2, Inc. (a)                                                              700        $      9,975    0.00%(b)
Mattel, Inc.                                                            3,385        $     59,306    0.02%
Meade Instruments Corp.                                                   477        $      1,617    0.00%(b)
Nautilus Group, Inc. (The)                                                595        $     11,019    0.00%(b)
Polaris Industries, Inc.                                                  742        $     35,468    0.01%
SCP Pool Corp. (a)                                                        594        $     24,491    0.01%
Sturm, Ruger & Co., Inc.                                                  492        $      5,122    0.00%(b)
                                                                                     ------------    ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                   $    583,413    0.18%
                                                                                     ------------    ----

MACHINERY
Albany International Corp.                                                557        $     16,665    0.01%
Astec Industries, Inc. (a)                                                352        $      5,995    0.00%(b)
Barnes Group, Inc.                                                        412        $     10,691    0.00%(b)
Briggs & Stratton Corp.                                                   372        $     31,062    0.01%
CLARCOR, Inc.                                                             432        $     19,008    0.01%
Cummins, Inc.                                                           1,685        $    116,989    0.04%
CUNO, Inc. (a)                                                            305        $     16,061    0.01%
Deere & Co.                                                             7,634        $    479,491    0.16%
Dionex Corp. (a)                                                          354        $     16,705    0.01%
Eaton Corp.                                                             5,354        $    346,083    0.11%
Flowserve Corp. (a)                                                     4,327        $    103,632    0.03%
Gardner Denver, Inc. (a)                                                  294        $      7,873    0.00%(b)
Graco, Inc.                                                             3,455        $    108,763    0.04%
Harsco Corp.                                                            2,205        $     98,961    0.03%
IDEX Corp.                                                                840        $     26,956    0.01%
ITT Industries, Inc.                                                      271        $     21,666    0.01%
JLG Industries, Inc.                                                      786        $     11,004    0.00%(b)
Kaydon Corp.                                                              512        $     14,915    0.00%(b)
Kennametal, Inc.                                                          773        $     34,012    0.01%
Lindsay Manufacturing Co.                                                 205        $      4,947    0.00%(b)
Lydall, Inc. (a)                                                          290        $      2,828    0.00%(b)
Manitowoc Co., Inc. (The)                                                 483        $     16,379    0.01%
Milacron, Inc.                                                            814        $      2,930    0.00%(b)
Mueller Industries, Inc.                                                  575        $     21,919    0.01%
Navistar International Corp.                                              544        $     19,556    0.01%
Nordson Corp.                                                           3,872        $    162,121    0.05%
Oshkosh Truck Corp.                                                       596        $     31,570    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
PACCAR, Inc.                                                            3,587        $    215,077    0.07%
Parker-Hannifin Corp.                                                     928        $     53,249    0.02%
Pentair, Inc.                                                           7,018        $    219,803    0.07%
Reliance Steel & Aluminum Co.                                             547        $     21,782    0.01%
Robbins & Myers, Inc.                                                     263        $      4,973    0.00%(b)
SPX Corp. (a)                                                           6,444        $    263,881    0.09%
Stewart & Stevenson Services, Inc.                                        522        $      8,222    0.00%(b)
Tecumseh Products Co.                                                   1,184        $     48,344    0.02%
Thomas Industries, Inc.                                                   315        $      9,765    0.00%(b)
Timken Co. (The)                                                        1,505        $     37,384    0.01%
Trinity Industries, Inc.                                                2,345        $     70,515    0.02%
Valmont Industries, Inc.                                                  434        $      9,474    0.00%(b)
Wabash National Corp. (a)                                                 543        $     15,681    0.01%
Watts Water Technologies, Inc. Class A                                    543        $     13,737    0.00%(b)
Wolverine Tube, Inc. (a)                                                  296        $      3,759    0.00%(b)
                                                                                     ------------    ----
TOTAL MACHINERY                                                                      $  2,744,428    0.90%
                                                                                     ------------    ----

MARINE
Kirby Corp. (a)                                                           441        $     17,023    0.01%
                                                                                     ------------    ----
TOTAL MARINE                                                                         $     17,023    0.01%
                                                                                     ------------    ----

MEDIA
4Kids Entertainment, Inc. (a)                                             236        $      5,140    0.00%(b)
Advo, Inc.                                                                512        $     15,851    0.01%
Clear Channel Communications, Inc. (a)                                    794        $     28,346    0.01%
Comcast Corp. Class A(a)                                                6,409        $    175,607    0.06%
Information Holdings, Inc. (a)                                            381        $     10,401    0.00%(b)
McGraw-Hill Cos., Inc. (The)                                            1,592        $    119,496    0.04%
Media General, Inc.                                                       502        $     30,000    0.01%
Reader's Digest Association, Inc. (The)                                 3,632        $     51,865    0.02%
Scholastic Corp. (a)                                                    1,463        $     40,248    0.01%
Thomas Nelson, Inc.                                                       257        $      5,538    0.00%(b)
Time Warner, Inc. (a)                                                 100,116        $  1,666,931    0.55%
Viacom, Inc. Class B                                                   19,858        $    667,031    0.22%
Walt Disney Co. (The)                                                  17,841        $    411,948    0.14%
Washington Post Co. (The) Class B                                         108        $     93,733    0.03%
                                                                                     ------------    ----
TOTAL MEDIA                                                                          $  3,322,135    1.10%
                                                                                     ------------    ----

METALS & MINING

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Alcoa, Inc.                                                             3,014        $     96,538    0.03%
Allegheny Technologies, Inc.                                            2,117        $     42,444    0.01%
Arch Coal, Inc.                                                         5,086        $    171,754    0.06%
Brush Engineered Materials, Inc. (a)                                      296        $      5,358    0.00%(b)
Carpenter Technology Corp.                                                375        $     16,125    0.01%
Castle (A.M.) & Co. (a)                                                   266        $      2,838    0.00%(b)
Century Aluminum Co. (a)                                                  502        $     11,822    0.00%(b)
Cleveland-Cliffs, Inc. (a)                                                189        $     12,387    0.00%(b)
Commercial Metals Co.                                                     511        $     17,696    0.01%
Commonwealth Industries, Inc.                                             270        $      2,668    0.00%(b)
Freeport-McMoRan Copper & Gold, Inc.                                    3,119        $    108,697    0.04%
IMCO Recycling, Inc. (a)                                                  260        $      3,224    0.00%(b)
Massey Energy Co.                                                       1,283        $     35,475    0.01%
Nucor Corp.                                                             1,242        $    103,894    0.03%
Peabody Energy Corp.                                                    4,490        $    252,248    0.08%
Phelps Dodge Corp. (a)                                                  3,616        $    281,831    0.09%
Quanex Corp.                                                              294        $     13,377    0.00%(b)
RTI International Metals, Inc.                                            372        $      5,576    0.00%(b)
Ryerson Tull, Inc.                                                        444        $      6,811    0.00%(b)
Steel Dynamics, Inc. (a)                                                  807        $     26,428    0.01%
Steel Technologies, Inc.                                                  175        $      4,044    0.00%(b)
United States Steel Corp.                                               5,176        $    197,413    0.07%
                                                                                     ------------    ----
TOTAL METALS & MINING                                                                $  1,418,648    0.45%
                                                                                     ------------    ----

MULTILINE RETAIL
Dillard's, Inc.                                                         3,932        $     89,610    0.03%
Dollar Tree Stores, Inc.                                                2,368        $     63,723    0.02%
Federated Department Stores, Inc.                                       8,521        $    408,326    0.14%
Fred's, Inc.                                                              656        $     11,841    0.00%(b)
J.C. Penney Co., Inc. Holding Co.                                      13,070        $    522,800    0.17%
May Department Stores Co. (The)                                        13,693        $    363,275    0.12%
Neiman Marcus Group Inc. (The) (a)                                        381        $     20,784    0.01%
Nordstrom, Inc.                                                         6,516        $    286,052    0.09%
Saks, Inc. (a)                                                         12,461        $    162,615    0.05%
Sears, Roebuck and Co.                                                  7,287        $    267,287    0.09%
Shopko Stores, Inc.                                                       532        $      8,273    0.00%(b)
Target Corp.                                                            6,182        $    269,535    0.09%
                                                                                     ------------    ----
TOTAL MULTILINE RETAIL                                                               $  2,474,121    0.81%
                                                                                     ------------    ----

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                                    29,619        $    285,823    0.09%
Aquila, Inc. (a)                                                        4,163        $     13,655    0.00%(b)
Avista Corp.                                                              815        $     14,222    0.00%(b)
Duke Energy Corp.                                                      15,139        $    325,488    0.11%
Dynegy, Inc. Class A (a)                                               10,375        $     43,575    0.01%
El Paso Corp.                                                           5,113        $     40,342    0.01%
Energen Corp.                                                             616        $     29,168    0.01%
Equitable Resources, Inc.                                               1,251        $     64,151    0.02%
MDU Resources Group, Inc.                                               4,304        $    105,233    0.03%
National Fuel Gas Co.                                                   6,826        $    174,335    0.06%
Questar Corp.                                                           5,305        $    217,399    0.07%
Sierra Pacific Resources (a)                                           12,998        $    106,844    0.04%
Westar Energy, Inc.                                                     3,851        $     77,674    0.03%
Williams Cos., Inc. (The)                                               5,456        $     66,290    0.02%
                                                                                     ------------    ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                            $  1,564,199    0.50%
                                                                                     ------------    ----

OFFICE ELECTRONICS
Gerber Scientific, Inc. (a)                                               396        $      2,566    0.00%(b)
Xerox Corp. (a)                                                        37,763        $    523,394    0.17%
Zebra Technologies Corp.                                                  863        $     71,310    0.02%
                                                                                     ------------    ----
TOTAL OFFICE ELECTRONICS                                                             $    597,270    0.19%
                                                                                     ------------    ----

OIL & GAS
Amerada Hess Corp.                                                      4,265        $    355,487    0.12%
Anadarko Petroleum Corp.                                                2,420        $    144,691    0.05%
Ashland, Inc.                                                           3,282        $    171,549    0.06%
Burlington Resources, Inc.                                             13,584        $    518,502    0.17%
Cabot Oil & Gas Corp.                                                     554        $     24,359    0.01%
ChevronTexaco Corp.                                                    27,777        $  2,656,870    0.88%
Cimarex Energy Co. (a)                                                    699        $     22,739    0.01%
ConocoPhillips                                                         24,751        $  1,949,639    0.65%
Devon Energy Corp.                                                      5,607        $    389,632    0.13%
EOG Resources, Inc.                                                     2,735        $    173,809    0.06%
Evergreen Resources, Inc. (a)                                             716        $     29,299    0.01%
ExxonMobil Corp. (f)                                                   96,915        $  4,487,164    1.49%
Forest Oil Corp.                                                        2,762        $     78,137    0.03%
Frontier Oil Corp.                                                        478        $     10,253    0.00%(b)
Kerr-McGee Corp.                                                        3,212        $    168,630    0.06%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Marathon Oil Corp.                                                      9,634        $    362,913    0.12%
Murphy Oil Corp.                                                        2,519        $    194,820    0.06%
Newfield Exploration Co. (a)                                            5,308        $    313,544    0.10%
Noble Energy, Inc.                                                      4,478        $    247,677    0.08%
Occidental Petroleum Corp.                                             12,475        $    614,643    0.20%
Overseas Shipholding Group, Inc.                                        4,368        $    196,168    0.07%
Patina Oil & Gas Corp.                                                  1,162        $     34,267    0.01%
Pioneer Natural Resources Co. (a)                                       8,244        $    297,195    0.10%
Plains Exploration & Production Co. (a)                                 1,614        $     33,652    0.01%
Pogo Producing Co.                                                      5,073        $    225,140    0.07%
Remington Oil & Gas Corp. (a)                                             489        $     11,565    0.00%(b)
Spinnaker Exploration Co. (a)                                             558        $     19,960    0.01%
St. Mary Land & Exploration Co.                                           481        $     16,503    0.01%
Stone Energy Corp. (a)                                                    443        $     20,041    0.01%
Sunoco, Inc.                                                            3,623        $    246,980    0.08%
Swift Energy Co. (a)                                                      501        $     11,368    0.00%(b)
Unocal Corp.                                                            4,320        $    167,443    0.06%
Valero Energy Corp.                                                     6,857        $    513,726    0.17%
Vintage Petroleum, Inc.                                                 1,089        $     18,622    0.01%
Western Gas Resources, Inc.                                             4,298        $    144,799    0.05%
XTO Energy, Inc.                                                       19,672        $    588,192    0.19%
                                                                                     ------------    ----
TOTAL OIL & GAS                                                                      $ 15,459,978    5.14%
                                                                                     ------------    ----

PAPER & FOREST PRODUCTS
Buckeye Technologies, Inc. (a)                                            676        $      7,260    0.00%(b)
Deltic Timber Corp.                                                       217        $      7,467    0.00%(b)
Georgia-Pacific Corp.                                                  12,047        $    404,780    0.13%
Louisiana-Pacific Corp. (a)                                             5,039        $    119,324    0.04%
Pope & Talbot, Inc.                                                       280        $      5,494    0.00%(b)
Potlatch Corp.                                                          3,201        $    128,328    0.04%
Rayonier, Inc.                                                          3,805        $    167,343    0.06%
Schweitzer-Mauduit International, Inc.                                    270        $      7,628    0.00%(b)
Wausau-Mosinee Paper Corp.                                                866        $     13,458    0.00%(b)
Weyerhaeuser Co.                                                        5,205        $    322,710    0.11%
                                                                                     ------------    ----
TOTAL PAPER & FOREST PRODUCTS                                                        $  1,183,792    0.38%
                                                                                     ------------    ----

PERSONAL PRODUCTS
Avon Products, Inc.                                                     7,429        $    319,521    0.11%
Gillette Co. (The)                                                     29,548        $  1,151,782    0.38%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Nature's Sunshine Products, Inc.                                          238        $      3,541    0.00%(b)
NBTY, Inc. (a)                                                          1,132        $     24,632    0.01%
                                                                                     ------------    ----
TOTAL PERSONAL PRODUCTS                                                              $  1,499,476    0.50%
                                                                                     ------------    ----

PHARMACEUTICALS
Abbott Laboratories                                                     5,195        $    204,423    0.07%
Alpharma, Inc.                                                            871        $     14,319    0.00%(b)
Bradley Pharmaceuticals, Inc. (a)                                         100        $      2,354    0.00%(b)
CIMA Labs, Inc. (a)                                                       265        $      8,970    0.00%(b)
IVAX Corp. (a)                                                             41        $        978    0.00%(b)
Johnson & Johnson                                                      26,308        $  1,454,044    0.48%
King Pharmaceuticals, Inc. (a)                                          5,978        $     67,492    0.02%
Lilly (Eli) & Co.                                                       6,530        $    416,092    0.14%
Medicis Pharmaceutical Corp. Class A                                      955        $     34,160    0.01%
Merck & Co., Inc.                                                      40,592        $  1,840,847    0.61%
MGI Pharma, Inc. (a)                                                    1,196        $     33,500    0.01%
Noven Pharmaceuticals, Inc. (a)                                           411        $      8,306    0.00%(b)
Perrigo Co.                                                             3,528        $     58,777    0.02%
Pfizer, Inc. (f)                                                      146,333        $  4,676,802    1.55%
Sepracor, Inc. (a)                                                      5,769        $    265,201    0.09%
Valeant Pharmaceuticals International (a)                               4,858        $     85,064    0.03%
Wyeth                                                                  15,898        $    562,789    0.19%
                                                                                     ------------    ----
TOTAL PHARMACEUTICALS                                                                $  9,734,118    3.22%
                                                                                     ------------    ----

REAL ESTATE
Acadia Realty Trust                                                       406        $      5,753    0.00%(b)
Alexandria Real Estate Equities, Inc.                                     299        $     17,967    0.01%
AMB Property Corp.                                                      1,194        $     41,957    0.01%
American Financial Realty Trust                                         1,577        $     20,895    0.01%
American Land Lease, Inc.                                                 111        $      2,110    0.00%(b)
Amli Residential Properties Trust                                         374        $     10,797    0.00%(b)
Apartment Investment & Management Co.                                   1,376        $     43,991    0.01%
Archstone-Smith Trust                                                   2,873        $     84,553    0.03%
Arden Realty, Inc.                                                        938        $     28,515    0.01%
Associated Estates Realty Corp.                                           305        $      2,647    0.00%(b)
Avalonbay Communities, Inc.                                             1,051        $     61,168    0.02%
Bedford Property Investors, Inc.                                          263        $      7,361    0.00%(b)
Boston Properties, Inc.                                                 1,557        $     82,365    0.03%
Boykin Lodging Co.                                                        273        $      2,299    0.00%(b)

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Brandywine Realty Trust                                                   644        $     17,581    0.01%
BRE Properties, Inc.                                                      773        $     26,784    0.01%
Camden Property Trust                                                     578        $     26,010    0.01%
Capital Automotive REIT                                                 1,075        $     31,164    0.01%
CarrAmerica Realty Corp.                                                  767        $     23,386    0.01%
Catellus Development Corp.                                              1,521        $     38,025    0.01%
CBL & Associates Properties, Inc.                                         442        $     24,354    0.01%
Cedar Shopping Centers, Inc.                                              257        $      3,179    0.00%(b)
Centerpoint Properties Corp.                                              672        $     25,791    0.01%
Chelsea Property Group, Inc.                                              635        $     41,351    0.01%
Colonial Properties Trust                                                 880        $     33,440    0.01%
Commercial Net Lease Realty                                             1,580        $     26,860    0.01%
Cornerstone Realty Income Trust, Inc.                                     868        $      7,612    0.00%(b)
Corporate Office Properties Trust                                         460        $     11,652    0.00%(b)
Correctional Properties Trust                                             173        $      4,480    0.00%(b)
Cousins Properties, Inc.                                                  709        $     22,780    0.01%
Crescent Real Estate Equity Co.                                         1,449        $     22,764    0.01%
CRT Properties, Inc.                                                      538        $     11,621    0.00%(b)
Developers Diversified Realty Corp.                                     1,501        $     53,856    0.02%
Duke Realty Corp.                                                       2,038        $     62,689    0.02%
EastGroup Properties, Inc.                                                283        $      9,178    0.00%(b)
Entertainment Properties Trust                                            700        $     24,752    0.01%
Equity Inns, Inc.                                                         638        $      5,787    0.00%(b)
Equity Office Properties Trust                                         15,308        $    397,244    0.13%
Equity One, Inc.                                                          999        $     18,032    0.01%
Equity Residential                                                      4,115        $    121,598    0.04%
Essex Property Trust, Inc.                                                741        $     48,832    0.02%
Federal Realty Investment Trust                                           802        $     33,845    0.01%
FelCor Lodging Trust, Inc.                                                925        $     10,545    0.00%(b)
First Industrial Realty Trust, Inc.                                       578        $     21,178    0.01%
Gables Residential Trust                                                  929        $     30,703    0.01%
General Growth Properties, Inc.                                         3,217        $     96,767    0.03%
Getty Realty Corp.                                                        402        $      9,391    0.00%(b)
Glenborough Realty Trust, Inc.                                            943        $     17,238    0.01%
Glimcher Realty Trust                                                     548        $     11,870    0.00%(b)
Health Care Property Investors, Inc.                                    1,943        $     48,497    0.02%
Health Care REIT, Inc.                                                    719        $     23,203    0.01%
Healthcare Realty Trust, Inc.                                             589        $     21,275    0.01%
Heritage Property Investment Trust                                        658        $     18,069    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Hersha Hospitality Trust                                                  200        $      1,980    0.00%(b)
Highwoods Properties, Inc.                                              1,910        $     44,312    0.01%
Home Properties, Inc.                                                     440        $     16,544    0.01%
Hospitality Properties Trust                                            1,522        $     60,697    0.02%
Host Marriot Corp. (a)                                                  4,791        $     62,043    0.02%
HRPT Properties Trust                                                   2,515        $     25,326    0.01%
Innkeepers USA Trust                                                      593        $      6,221    0.00%(b)
Investors Real Estate Trust                                               562        $      5,553    0.00%(b)
Keystone Property Trust                                                   420        $      9,979    0.00%(b)
Kilroy Realty Corp.                                                       938        $     33,205    0.01%
Kimco Realty Corp.                                                      1,636        $     78,692    0.03%
Kramont Realty Trust                                                      376        $      5,978    0.00%(b)
LaSalle Hotel Properties                                                  330        $      8,494    0.00%(b)
Lexington Corporate Properties Trust                                    1,463        $     28,617    0.01%
Liberty Property Trust                                                  1,235        $     47,424    0.02%
Macerich Co. (The)                                                        870        $     41,673    0.01%
Mack-Cali Realty Corp.                                                  1,046        $     42,781    0.01%
Maguire Properties, Inc.                                                  623        $     15,419    0.01%
Manufactured Home Communities                                             351        $     11,123    0.00%(b)
Mid-America Apartment Communities, Inc.                                   282        $     10,110    0.00%(b)
Mills Corp. (The)                                                         783        $     35,705    0.01%
Mission West Properties, Inc.                                             282        $      2,876    0.00%(b)
Monmouth Real Estate Investment Corp. Class A                             229        $      1,818    0.00%(b)
Nationwide Health Properties, Inc.                                        922        $     17,611    0.01%
New Plan Excel Realty Trust                                             1,470        $     34,912    0.01%
Omega Healthcare Investors, Inc.                                          543        $      5,294    0.00%(b)
One Liberty Properties, Inc.                                              139        $      2,565    0.00%(b)
Pan Pacific Retail Properties, Inc.                                       588        $     29,753    0.01%
Parkway Properties, Inc.                                                  162        $      7,112    0.00%(b)
Pennsylvania Real Estate Investment Trust                                 535        $     18,655    0.01%
Post Properties, Inc.                                                     590        $     16,514    0.01%
Prentiss Properties Trust                                                 650        $     22,269    0.01%
Price Legacy Corp.                                                        565        $     10,345    0.00%(b)
ProLogis                                                                2,675        $     91,057    0.03%
PS Business Parks, Inc.                                                   338        $     13,588    0.00%(b)
Public Storage, Inc.                                                    1,889        $     89,029    0.03%
Ramco-Gershenson Properties Trust                                         228        $      5,862    0.00%(b)
Realty Income Corp.                                                       554        $     22,448    0.01%
Reckson Associates Realty Corp.                                         1,044        $     28,929    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Regency Centers Corp.                                                     872        $     37,060    0.01%
Rouse Co. (The)                                                         1,513        $     73,834    0.02%
Saul Centers, Inc.                                                        245        $      7,350    0.00%(b)
Senior Housing Properties Trust                                           917        $     15,314    0.01%
Shurgard Storage Centers, Inc.                                          1,490        $     55,130    0.02%
Simon Property Group, Inc.                                              3,007        $    155,191    0.05%
Sizeler Property Investors, Inc.                                          207        $      1,915    0.00%(b)
SL Green Realty Corp.                                                     550        $     27,005    0.01%
Sovran Self Storage, Inc.                                                 457        $     17,727    0.01%
Summit Properties, Inc.                                                   462        $     11,920    0.00%(b)
Sun Communities, Inc.                                                     287        $     10,794    0.00%(b)
Tanger Factory Outlet Centers, Inc.                                       167        $      6,622    0.00%(b)
Taubman Centers, Inc.                                                     779        $     17,995    0.01%
Town & Country Trust                                                      258        $      6,303    0.00%(b)
Trizec Properties, Inc.                                                 2,235        $     35,872    0.01%
U.S. Restaurant Properties, Inc.                                          312        $      4,739    0.00%(b)
United Dominion Realty Trust, Inc.                                      1,882        $     36,492    0.01%
United Mobile Homes, Inc.                                                 127        $      1,808    0.00%(b)
Universal Health Realty Income Trust                                      186        $      5,290    0.00%(b)
Urstadt Biddle Properties                                                 292        $      3,960    0.00%(b)
Ventas, Inc.                                                            1,306        $     33,329    0.01%
Vornado Realty Trust                                                    1,762        $    102,355    0.03%
Washington Real Estate Investment Trust                                   615        $     17,183    0.01%
Weingarten Realty Investors                                             1,327        $     40,872    0.01%
Winston Hotels, Inc.                                                      410        $      4,510    0.00%(b)
                                                                                     ------------    ----
TOTAL REAL ESTATE                                                                    $  3,638,844    1.17%
                                                                                     ------------    ----

ROAD & RAIL
Arkansas Best Corp.                                                       453        $     15,841    0.01%
Burlington Northern Santa Fe Corp.                                      9,110        $    323,222    0.11%
Heartland Express, Inc.                                                   852        $     23,013    0.01%
Kansas City Southern                                                    1,128        $     16,491    0.01%
Knight Transportation, Inc. (a)                                           948        $     18,780    0.01%
Landstar System, Inc. (a)                                                 508        $     25,303    0.01%
Norfolk Southern Corp.                                                 12,298        $    328,233    0.11%
Swift Transportation Co., Inc. (a)                                      3,710        $     74,108    0.02%
Union Pacific Corp.                                                     1,397        $     78,707    0.03%
USF Corp.                                                                 498        $     17,679    0.01%
Werner Enterprises, Inc.                                                5,198        $    103,597    0.03%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Yellow Roadway Corp. (a)                                                  801        $     34,852    0.01%
                                                                                     ------------    ----
TOTAL ROAD & RAIL                                                                    $  1,059,826    0.37%
                                                                                     ------------    ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Actel Corp. (a)                                                           456        $      6,849    0.00%(b)
Advanced Energy Industries, Inc. (a)                                      590        $      5,817    0.00%(b)
Advanced Micro Devices, Inc. (a)                                       12,533        $    156,535    0.05%
Alliance Semiconductor Corp. (a)                                          612        $      2,895    0.00%(b)
Analog Devices, Inc.                                                    2,106        $     83,608    0.03%
Atmel Corp. (a)                                                        52,580        $    225,042    0.07%
ATMI, Inc. (a)                                                            564        $     11,483    0.00%(b)
Axcelis Technologies, Inc. (a)                                          1,660        $     15,488    0.01%
Broadcom Corp. (a)                                                     10,115        $    357,667    0.12%
Brooks Automation, Inc. (a)                                               758        $     10,923    0.00%(b)
Cohu, Inc.                                                                388        $      7,347    0.00%(b)
Cree, Inc. (a)                                                          1,546        $     34,600    0.01%
Cymer, Inc. (a)                                                           605        $     17,327    0.01%
Cypress Semiconductor Corp. (a)                                         6,597        $     74,810    0.02%
DSP Group, Inc. (a)                                                       518        $     10,210    0.00%(b)
DuPont Photomasks, Inc. (a)                                               330        $      5,392    0.00%(b)
ESS Technology, Inc. (a)                                                  707        $      4,843    0.00%(b)
Exar Corp. (a)                                                            740        $      9,968    0.00%(b)
Fairchild Semiconductor International, Inc. (a)                         5,610        $     82,412    0.03%
FEI Co. (a)                                                               601        $     12,086    0.00%(b)
Helix Technology Corp.                                                    477        $      6,888    0.00%(b)
Integrated Device Technology, Inc. (a)                                  4,423        $     50,555    0.02%
Intel Corp.                                                            73,606        $  1,794,514    0.59%
International Rectifier Corp. (a)                                       2,421        $     94,904    0.03%
Kopin Corp.                                                             1,270        $      4,865    0.00%(b)
Kulicke & Soffa Industries, Inc.                                          914        $      7,138    0.00%(b)
LSI Logic Corp. (a)                                                       517        $      2,632    0.00%(b)
LTX Corp. (a)                                                              88        $        715    0.00%(b)
Microchip Technology, Inc.                                                181        $      5,244    0.00%(b)
Micron Technology, Inc. (a)                                             1,559        $     21,093    0.01%
Microsemi Corp. (a)                                                     1,060        $     12,985    0.00%(b)
National Semiconductor Corp. (a)                                        2,954        $     50,661    0.02%
Pericom Semiconductor Corp. (a)                                           469        $      4,685    0.00%(b)
Phototronics, Inc. (a)                                                    586        $      8,479    0.00%(b)
PMC-Sierra, Inc. (a)                                                    1,364        $     16,204    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Power Integrations, Inc. (a)                                              541        $     10,917    0.00%(b)
Rudolph Technologies, Inc. (a)                                            299        $      4,784    0.00%(b)
Semtech Corp. (a)                                                       1,572        $     31,204    0.01%
Silicon Laboratories, Inc. (a)                                          1,582        $     55,829    0.02%
Skyworks Solutions, Inc. (a)                                            2,531        $     21,209    0.01%
Standard Microsystems Corp. (a)                                           307        $      5,283    0.00%(b)
Supertex, Inc. (a)                                                        227        $      3,800    0.00%(b)
Texas Instruments, Inc. (a)                                            22,018        $    469,644    0.16%
Three-Five Systems, Inc. (a)                                              381        $      1,341    0.00%(b)
TriQuint Semiconductor, Inc. (a)                                        4,503        $     18,237    0.01%
Ultratech, Inc. (a)                                                       418        $      5,208    0.00%(b)
Varian Semiconductor Equipment Associates, Inc. (a)                       629        $     18,788    0.01%
                                                                                     ------------    ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                       $  3,863,108    1.25%
                                                                                     ------------    ----

SOFTWARE
Activision, Inc. (a)                                                   14,073        $    206,170    0.07%
Advent Software, Inc.                                                     704        $     11,165    0.00%(b)
ANSYS, Inc. (a)                                                           275        $     13,046    0.00%(b)
Autodesk, Inc.                                                          5,329        $    214,227    0.07%
BMC Software, Inc. (a)                                                 10,629        $    166,663    0.06%
Captaris, Inc. (a)                                                        546        $      3,014    0.00%(b)
Catapult Communications Corp. (a)                                         230        $      4,416    0.00%(b)
Citrix Systems, Inc. (a)                                                1,081        $     19,047    0.01%
Computer Associates International, Inc. (a)                            11,552        $    291,572    0.10%
Compuware Corp. (a)                                                    12,101        $     59,779    0.02%
Concord Communications, Inc. (a)                                          311        $      2,877    0.00%(b)
EPIQ Systems, Inc. (a)                                                    324        $      4,828    0.00%(b)
FactSet Research Systems, Inc.                                            521        $     22,481    0.01%
FileNet Corp. (a)                                                         667        $     12,673    0.00%(b)
Hyperion Solutions Corp. (a)                                              651        $     26,704    0.01%
Jack Henry & Associates, Inc. (a)                                         627        $     12,070    0.00%(b)
JDA Software Group, Inc. (a)                                              522        $      5,559    0.00%(b)
Kronos, Inc. (a)                                                          516        $     22,663    0.01%
Manhattan Associates, Inc. (a)                                            543        $     14,097    0.00%(b)
MapInfo Corp. (a)                                                         275        $      2,844    0.00%(b)
MICROS Systems, Inc. (a)                                                  317        $     15,413    0.01%
Microsoft Corp. (f)                                                   137,344        $  3,908,810    1.30%
MRO Software, Inc. (a)                                                    448        $      4,753    0.00%(b)
Novell, Inc. (a)                                                        2,937        $     20,089    0.01%

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
NYFIX, Inc. (a)                                                           559        $      2,694    0.00%(b)
Oracle Corp. (a)                                                        4,938        $     51,898    0.02%
Parametric Technology Corp. (a)                                           657        $      2,983    0.00%(b)
Phoenix Technologies Ltd. (a)                                             434        $      2,561    0.00%(b)
Progress Software Corp. (a)                                               632        $     13,038    0.00%(b)
QRS Corp. (a)                                                             283        $      1,916    0.00%(b)
Radiant Systems, Inc. (a)                                                 495        $      1,985    0.00%(b)
Reynolds & Reynolds Co. (The)                                           6,888        $    152,226    0.05%
Roxio, Inc. (a)                                                           563        $      2,505    0.00%(b)
RSA Security, Inc. (a)                                                  6,585        $    122,613    0.04%
SERENA Software, Inc. (a)                                                 794        $     12,228    0.00%(b)
SPSS, Inc. (a)                                                            316        $      4,677    0.00%(b)
Sybase, Inc. (a)                                                          372        $      5,420    0.00%(b)
Symantec Corp. (a)                                                      9,648        $    451,141    0.15%
Take-Two Interactive Software, Inc. (a)                                   762        $     23,866    0.01%
TALX Corp.                                                                247        $      5,464    0.00%(b)
THQ, Inc. (a)                                                             653        $     12,439    0.00%(b)
Transaction Systems Architects, Inc. (a)                                2,449        $     41,878    0.01%
Verity, Inc. (a)                                                          683        $      7,602    0.00%(b)
Wind River Systems, Inc. (a)                                            3,451        $     33,820    0.01%
                                                                                     ------------    ----
TOTAL SOFTWARE                                                                       $  6,017,914    1.97%
                                                                                     ------------    ----

SPECIALTY RETAIL
Aaron Rents, Inc.                                                         557        $     17,891    0.01%
Abercrombie & Fitch Co. (a)                                             6,804        $    250,932    0.08%
Aeropostale, Inc. (a)                                                   1,167        $     35,570    0.01%
American Eagle Outfitters, Inc. (a)                                     6,802        $    222,901    0.07%
AnnTaylor Stores Corp. (a)                                              4,640        $    124,537    0.04%
AutoNation, Inc. (a)                                                    8,273        $    133,360    0.04%
AutoZone, Inc. (a)                                                      4,073        $    314,434    0.10%
Barnes & Noble, Inc. (a)                                                6,114        $    210,199    0.07%
Best Buy Co., Inc.                                                      1,118        $     53,842    0.02%
Boise Cascade Corp.                                                     1,547        $     49,889    0.02%
Borders Group, Inc. (a)                                                 4,690        $    107,259    0.04%
Building Materials Holding Corp.                                          238        $      4,766    0.00%(b)
Burlington Coat Factory Warehouse Corp.                                   751        $     13,623    0.00%(b)
Cato Corp. (The)                                                          371        $      7,743    0.00%(b)
Chico's FAS, Inc. (a)                                                   1,588        $     66,489    0.02%
Children's Place Retail Stores, Inc. (The) (a)                            486        $      9,963    0.00%(b)

                                                                SHARES / PRINCIPAL
                                                                       AMOUNT        MARKET VALUE  % NET ASSETS
Christopher & Banks Corp.                                                 683        $     11,181    0.00%(b)
Circuit City Stores, Inc.                                               3,118        $     43,964    0.01%
Claire's Stores, Inc.                                                   5,111        $    117,809    0.04%
Cost Plus, Inc. (a)                                                       391        $     13,083    0.00%(b)
Dress Barn, Inc. (The) (a)                                                533        $      8,928    0.00%(b)
Electronics Boutique Holdings Corp. (a)                                   400        $     10,044    0.00%(b)
Gap, Inc. (The)                                                        37,221        $    844,917    0.28%
Genesco, Inc. (a)                                                         397        $      8,520    0.00%(b)
Goody's Family Clothing, Inc.                                             595        $      5,188    0.00%(b)
Group 1 Automotive, Inc. (a)                                              413        $     12,283    0.00%(b)
Guitar Center, Inc. (a)                                                   415        $     18,654    0.01%
Gymboree Corp. (The) (a)                                                  538        $      8,517    0.00%(b)
Hancock Fabrics, Inc.                                                     337        $      3,889    0.00%(b)
Haverty Furniture Cos., Inc.                                              401        $      7,455    0.00%(b)
Hibbett Sporting Goods, Inc. (a)                                          410        $      7,815    0.00%(b)
Home Depot, Inc. (The)                                                  5,701        $    192,238    0.06%
Hot Topic, Inc. (a)                                                       803        $     12,784    0.00%(b)
Jo-Ann Stores, Inc. (a)                                                   387        $     10,263    0.00%(b)
Limited Brands                                                         19,744        $    403,566    0.13%
Linens 'n Things, Inc. (a)                                                751        $     19,992    0.01%
Men's Wearhouse, Inc. (The) (a)                                           623        $     16,503    0.01%
Michaels Stores, Inc.                                                   1,246        $     67,321    0.02%
Movie Gallery, Inc. (a)                                                   594        $     10,330    0.00%(b)
Pacific Sunwear of California, Inc. (a)                                 1,803        $     36,781    0.01%
Payless ShoeSource, Inc. (a)                                            7,112        $     92,028    0.03%
Pep Boys-Manny, Moe & Jack (The)                                        1,010        $     20,907    0.01%
PETsMART, Inc.                                                          3,862        $    119,761    0.04%
RadioShack Corp.                                                        6,448        $    180,221    0.06%
Regis Corp.                                                               945        $     38,896    0.01%
Rent-A-Center, Inc. (a)                                                 4,811        $    141,155    0.05%
Ross Stores, Inc.                                                       2,844        $     65,838    0.02%
Select Comfort Corp.                                                      600        $     12,258    0.00%(b)
Sherwin-Williams Co. (The)                                              2,290        $     92,470    0.03%
Staples, Inc. (a)                                                       2,184        $     63,074    0.02%
Stein Mart, Inc. (a)                                                      728        $     13,206    0.00%(b)
TBC Corp. (a)                                                             397        $      9,500    0.00%(b)
Too, Inc. (a)                                                             627        $      9,393    0.00%(b)
Toys "R" Us, Inc. (a)                                                   9,852        $    162,163    0.05%
Tractor Supply Co. (a)                                                    635        $     23,025    0.01%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Ultimate Electronics, Inc. (a) (g)                                          262  $        896   0.00% (b)
Urban Outfitters, Inc. (a)                                                1,362  $     40,506   0.01%
Wet Seal, Inc. (The) (a)                                                    541  $      2,759   0.00% (b)
Zale Corp.                                                                  886  $     24,046   0.01%
                                                                                 ------------   ----
TOTAL SPECIALTY RETAIL                                                           $  4,627,525   1.45%
                                                                                 ------------   ----

TEXTILES, APPAREL & LUXURY GOODS
Ashworth, Inc. (a)                                                          312  $      2,699   0.00% (b)
Brown Shoe Co., Inc.                                                        326  $     10,507   0.00% (b)
Coach, Inc. (a)                                                           7,163  $    306,505   0.10%
Fossil, Inc. (a)                                                          1,189  $     28,762   0.01%
Haggar Corp.                                                                155  $      2,984   0.00% (b)
Jones Apparel Group, Inc.                                                 1,004  $     37,499   0.01%
Kellwood Co.                                                                448  $     17,988   0.01%
K-Swiss, Inc.                                                               644  $     11,592   0.00% (b)
NIKE, Inc.                                                                1,411  $    102,594   0.03%
Oshkosh B' Gosh, Inc.                                                       217  $      4,867   0.00% (b)
Oxford Industries, Inc.                                                     294  $     11,634   0.00% (b)
Phillips-Van Heusen Corp.                                                   554  $     10,509   0.00% (b)
Quiksilver, Inc. (a)                                                        950  $     20,482   0.01%
Reebok International Ltd.                                                   918  $     31,267   0.01%
Russell Corp.                                                               593  $     10,490   0.00% (b)
Stride Rite Corp. (The)                                                     721  $      7,498   0.00% (b)
Timberland Co. (The) (a)                                                  2,590  $    150,324   0.05%
Wolverine World Wide, Inc.                                                  672  $     15,711   0.01%
                                                                                 ------------   ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                           $    783,912   0.24%
                                                                                 ------------   ----

THRIFTS & MORTGAGE FINANCE
Anchor BanCorp Wisconsin, Inc.                                              429  $     10,914   0.00% (b)
Astoria Financial Corp.                                                     626  $     21,384   0.01%
BankAtlantic Bancorp, Inc.                                                1,011  $     18,441   0.01%
BankUnited Financial Corp. (a)                                              541  $     14,520   0.00% (b)
Brookline Bancorp, Inc.                                                   1,053  $     14,984   0.00% (b)
Commercial Federal Corp.                                                    718  $     18,905   0.01%
Countrywide Financial Corp.                                              13,088  $    943,645   0.31%
Dime Community Bancshares                                                   628  $     10,438   0.00% (b)
Downey Financial Corp.                                                      476  $     25,585   0.01%
Federal Home Loan Mortgage Corp.                                         10,502  $    675,385   0.22%
Federal National Mortgage Association                                    19,846  $  1,408,271   0.47%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
FirstFed Financial Corp. (a)                                                311  $     14,091   0.00% (b)
Flagstar Bancorp, Inc.                                                    1,030  $     20,260   0.01%
Fremont General Corp.                                                     1,293  $     24,283   0.01%
Golden West Financial Corp.                                               2,872  $    307,045   0.10%
GreenPoint Financial Corp.                                                6,549  $    266,086   0.09%
IndyMac Bancorp, Inc.                                                     2,082  $     69,164   0.02%
MAF Bancorp, Inc.                                                           562  $     22,565   0.01%
MGIC Investment Corp.                                                     2,323  $    164,933   0.05%
New Century Financial Corp.                                                 591  $     27,807   0.01%
New York Community Bancorp, Inc.                                            526  $     10,120   0.00% (b)
Seacoast Financial Services Corp.                                           538  $     18,765   0.01%
Sovereign Bancorp, Inc.                                                   2,080  $     45,282   0.02%
Sterling Financial Corp. (a)                                                377  $     11,928   0.00% (b)
Washington Mutual, Inc.                                                  12,472  $    483,912   0.16%
Waypoint Financial Corp.                                                    574  $     15,756   0.01%
                                                                                 ------------   ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                 $  4,664,469   1.54%
                                                                                 ------------   ----

TOBACCO
Altria Group, Inc.                                                       31,400  $  1,494,640   0.50%
DIMON, Inc.                                                                 818  $      4,417   0.00% (b)
Reynolds American, Inc.                                                   4,015  $    288,879   0.10%
                                                                                 ------------   ----
TOTAL TOBACCO                                                                    $  1,787,936   0.60%
                                                                                 ------------   ----

TRADING COMPANIES & DISTRIBUTORS
Applied Industrial Technologies, Inc.                                       347  $     11,094   0.00% (b)
Grainger (W.W.), Inc.                                                       707  $     37,436   0.01%
Hughes Supply, Inc.                                                         497  $     30,277   0.01%
Lawson Products, Inc.                                                       173  $      6,422   0.00% (b)
Watsco, Inc.                                                                476  $     13,918   0.00% (b)
                                                                                 ------------   ----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                           $     99,147   0.02%
                                                                                 ------------   ----

WATER UTILITIES
American States Water Co.                                                   278  $      6,408   0.00% (b)
                                                                                 ------------   ----
TOTAL WATER UTILITIES                                                            $      6,408   0.00% (b)
                                                                                 ------------   ----

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                                         55,536  $    801,940   0.27%
Boston Communications Group, Inc. (a)                                       325  $      2,805   0.00% (b)
Nextel Communications, Inc. (a)                                          22,980  $    523,026   0.17%
Telephone & Data Systems, Inc.                                            4,373  $    331,911   0.11%

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
                                                                                 ------------      -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                        $  1,659,682       0.55%
                                                                                 ------------      -----
TOTAL COMMON STOCK                                                               $188,296,992      61.71%
                                                                                 ------------      -----

CORPORATE ASSET-BACKED
CREDIT CARDS
Citibank Credit Card Issuance Trust Series 2003-A2 Class A2  $        1,000,000  $    999,455       0.33%
  2.70%, due 1/15/06
                                                                                 ------------      -----
TOTAL CREDIT CARDS                                                               $    999,455       0.33%
                                                                                 ------------      -----
TOTAL CORPORATE ASSET-BACKED                                                     $    999,455       0.33%
                                                                                 ------------      -----

CORPORATE BONDS
AEROSPACE
Boeing Capital Corp.                                         $          250,000  $    264,267       0.09%
  5.75%, due 2/15/07
Lockheed Martin Corp.                                        $          100,000  $    117,644       0.04%
  8.20%, due 12/1/09
Northrop Grumman Corp.                                       $          100,000  $    112,483       0.04%
  7.125%, due 2/15/11
Raytheon Co.                                                 $          100,000  $    108,649       0.04%
  6.75%, due 8/15/07
                                                                                 ------------      -----
TOTAL AEROSPACE                                                                  $    603,043       0.21%
                                                                                 ------------      -----

AGENCY
Kreditanstalt fuer Wiederaufbau                              $          250,000  $    250,840       0.08%
  3.375%, due 1/23/08
                                                                                 ------------      -----
TOTAL AGENCY                                                                     $    250,840       0.08%
                                                                                 ------------      -----

AUTOMOTIVE MANUFACTURERS
DaimlerChrysler North America Holdings, Inc.                 $          250,000  $    275,538       0.09%
  7.30%, due 1/15/12
Ford Motor Credit Co.                                        $          250,000  $    265,318       0.09%
  7.375%, due 2/1/11
Ford Motor Credit Co.                                        $          500,000  $    527,305       0.17%
  6.50%, due 1/25/07
General Motors Acceptance Corp.                              $          350,000  $    366,843       0.12%
  6.125%, due 8/28/07
General Motors Corp.                                         $          250,000  $    261,362       0.09%
  8.375%, due 7/15/33
                                                                                 ------------      -----
TOTAL AUTOMOTIVE MANUFACTURERS                                                   $  1,696,366       0.56%
                                                                                 ------------      -----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
BANKING
Bank of America Corp.                                        $          500,000  $    501,470      0.17%
  3.875%, due 1/15/08
Bank One Corp. Series A                                      $          250,000  $    266,444      0.09%
  6.00%, due 2/17/09
Capital One Bank                                             $          100,000  $     95,826      0.03%
  5.125%, due 2/15/14
Citigroup, Inc.                                              $          500,000  $    495,079      0.16%
  3.50%, due 2/1/08
Citigroup, Inc.                                              $          250,000  $    238,856      0.08%
  5.875%, due 2/22/33
FleetBoston Financial Corp.                                  $          250,000  $    249,670      0.08%
  3.85%, due 2/15/08
JPMorgan Chase & Co.                                         $          250,000  $    257,081      0.09%
  5.75%, due 1/2/13
U.S. Bancorp Series N                                        $          250,000  $    253,150      0.08%
  3.95%, due 8/23/07
Wachovia Bank National Association                           $          250,000  $    259,431      0.09%
  4.85%, due 7/30/07
Washington Mutual, Inc.                                      $          250,000  $    270,736      0.09%
  7.50%, due 8/15/06
Wells Fargo Bank NA, San Fransisco                           $          250,000  $    274,126      0.09%
  6.45%, due 2/1/11
                                                                                 ------------      ----
TOTAL BANKING                                                                    $  3,161,869      1.05%
                                                                                 ------------      ----

BEVERAGE/BOTTLING
Anheuser-Busch Cos., Inc.                                    $          100,000  $    106,894      0.04%
  5.75%, due 4/1/10
Coca-Cola Enterprises, Inc.                                  $          100,000  $    108,659      0.04%
  7.00%, due 5/15/98
Diageo Capital PLC                                           $          100,000  $     98,439      0.03%
  3.375%, due 3/20/08
Pepsi Bottling Holdings, Inc.                                $          100,000  $    106,082      0.04%
  5.625%, due 2/17/09 (c)
                                                                                 ------------      ----
TOTAL BEVERAGE/BOTTLING                                                          $    420,074      0.15%
                                                                                 ------------      ----

BROADCAST/OUTDOOR
Clear Channel Communications, Inc.                           $          100,000  $     97,790      0.03%
  4.25%, due 5/15/09
                                                                                 ------------      ----
TOTAL BROADCAST/OUTDOOR                                                          $     97,790      0.03%
                                                                                 ------------      ----

BUILDING PRODUCTS

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Masco Corp.                                                  $          100,000  $    105,907       0.04%
  6.75%, due 3/15/06
                                                                                 ------------       ----
TOTAL BUILDING PRODUCTS                                                          $    105,907       0.04%
                                                                                 ------------       ----

CABLE
Comcast Cable Communications, Inc.                           $          250,000  $    272,314       0.09%
  6.75%, due 1/30/11
Cox Enterprises, Inc.                                        $          100,000  $    114,155       0.04%
  7.875%, due 9/15/10 (c)
Liberty Media Corp.                                          $          100,000  $    112,037       0.04%
  7.875%, due 7/15/09
News America Holdings                                        $          100,000  $    126,448       0.04%
  9.25%, due 2/1/13
Time Warner, Inc.                                            $          250,000  $    275,040       0.09%
  7.625%, due 4/15/31
Viacom, Inc.                                                 $          100,000  $    114,717       0.04%
  7.70%, due 7/30/10
Walt Disney Co. (The) Series B                               $          100,000  $    105,843       0.04%
  6.75%, due 3/30/06
                                                                                 ------------       ----
TOTAL CABLE                                                                      $  1,120,554       0.38%
                                                                                 ------------       ----

CHEMICALS
Dow Chemical Co. (The)                                       $          100,000  $    105,405       0.03%
  5.75%, due 11/15/09
E.I. du Pont de Nemours & Co.                                $          100,000  $    112,110       0.04%
  6.875%, due 10/15/09
                                                                                 ------------       ----
TOTAL CHEMICALS                                                                  $    217,515       0.07%
                                                                                 ------------       ----

CONGLOMERATE/DIVERSIFIED MANUFACTURING
Honeywell International, Inc.                                $          100,000  $    114,920       0.04%
  7.50%, due 3/1/10
United Technologies Corp.                                    $          100,000  $    109,485       0.04%
  6.35%, due 3/1/11
                                                                                 ------------       ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                                     $    224,405       0.08%
                                                                                 ------------       ----

CONSUMER PRODUCTS
Procter & Gamble Co. (The)                                   $          100,000  $    103,886       0.03%
  4.75%, due 6/15/07
Unilever Capital Corp.                                       $          100,000  $    113,695       0.04%
  7.125%, due 11/1/10
                                                                                 ------------       ----
TOTAL CONSUMER PRODUCTS                                                          $    217,581       0.07%
                                                                                 ------------       ----

DIVERSIFIED TELECOMMUNICATIONS

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Ameritech Capital Funding                                    $          100,000  $    101,438     0.03%
  6.55%, due 1/15/28
AT&T Corp.                                                   $          100,000  $    103,371     0.03%
  8.05%, due 11/15/11
BellSouth Corp.                                              $          250,000  $    264,842     0.09%
  6.00%, due 10/15/11
British Telecommunications PLC                               $          100,000  $    125,924     0.04%
  8.875%, due 12/15/30
Citizens Communications Co.                                  $          100,000  $    106,875     0.04%
  9.25%, due 5/15/11
Deutsche Telekom International Finance BV                    $          250,000  $    294,864     0.10%
  8.50%, due 6/15/10
France Telecom S.A.                                          $          100,000  $    127,324     0.04%
  9.50%, due 3/1/31 --- 9.25%, beginning 9/1/04
France Telecom S.A.                                          $          150,000  $    160,459     0.05%
  8.20%, due 3/1/06 --- 7.95%, beginning 9/1/04
GTE South, Inc. Series C                                     $          300,000  $    318,645     0.11%
  6.00%, due 2/15/08
Koninklijke (Royal) KPN N.V.                                 $          100,000  $    116,322     0.04%
  8.00%, due 10/1/10
SBC Communications, Inc.                                     $          150,000  $    156,842     0.05%
  5.75%, due 5/2/06
Sprint Capital Corp.                                         $          150,000  $    158,897     0.05%
  6.125%, due 11/15/08
Sprint Capital Corp.                                         $          100,000  $    121,176     0.04%
  8.75%, due 3/15/32
Telecom Italia Capital                                       $          100,000  $     98,424     0.03%
  6.375%, due 11/15/33 (c)
Verizon Global Funding Corp.                                 $          100,000  $    114,740     0.04%
  7.75%, due 12/1/30
                                                                                 ------------      ----
TOTAL DIVERSIFIED TELECOMMUNICATIONS                                             $  2,370,143     0.78%
                                                                                 ------------      ----

ELECTRIC UTILITIES
American Electric Power Co., Inc. Series C                   $          100,000  $    103,132     0.03%
  5.375%, due 3/15/10
Constellation Energy Group, Inc.                             $          100,000  $    106,681     0.04%
  6.35%, due 4/1/07
Consumers Energy Co. Series B                                $          100,000  $     99,505     0.03%
  5.375%, due 4/15/13
Dominion Resources, Inc. Series B                            $          100,000  $    105,563     0.03%
  6.25%, due 6/30/12
DTE Energy Co. Series A                                      $          100,000  $    107,293     0.04%
  6.65%, due 4/15/09

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Duke Energy Corp.                                            $          100,000  $    105,931      0.04%
  6.25%, due 1/15/12
FirstEnergy Corp. Series A                                   $          100,000  $    104,072      0.03%
  5.50%, due 11/15/06
Northern States Power Co.                                    $          100,000  $    111,154      0.04%
  6.875%, due 8/1/09
Oncor Electric Delivery Co.                                  $          100,000  $    108,788      0.04%
  7.00%, due 9/1/22
Pacific Electric & Gas Co.                                   $          100,000  $     96,236      0.03%
  4.80%, due 3/1/14
Peco Energy Co.                                              $          100,000  $     98,646      0.03%
  3.50%, due 5/1/08
Progress Energy, Inc.                                        $          100,000  $    110,251      0.04%
  7.10%, due 3/1/11
                                                                                 ------------      ----
TOTAL ELECTRIC UTILITIES                                                         $  1,257,252      0.42%
                                                                                 ------------      ----

ELECTRONICS
Motorola, Inc.                                               $          100,000  $    105,027      0.03%
  5.80%, due 10/15/08
                                                                                 ------------      ----
TOTAL ELECTRONICS                                                                $    105,027      0.03%
                                                                                 ------------      ----

ENVIRONMENTAL SERVICES
Waste Management, Inc.                                       $          100,000  $    113,210      0.04%
  7.375%, due 8/1/10
                                                                                 ------------      ----
TOTAL ENVIRONMENTAL SERVICES                                                     $    113,210      0.04%
                                                                                 ------------      ----

FINANCE-OTHER
MBNA Corp.                                                   $          100,000  $    104,222      0.03%
  6.125%, due 3/1/13
National Rural Utilities Cooperative Finance Corp.           $          250,000  $    265,056      0.09%
  5.75%, due 8/28/09
SLM Corp.                                                    $          100,000  $     91,552      0.03%
  5.625%, due 8/1/33
UFJ Finance Aruba AEC                                        $          100,000  $    107,420      0.04%
  6.75%, due 7/15/13
                                                                                 ------------      ----
TOTAL FINANCE-OTHER                                                              $    568,250      0.19%
                                                                                 ------------      ----

FOOD PROCESSORS
Archer-Daniels-Midland Co.                                   $          100,000  $    120,894      0.04%
  8.125%, due 6/1/12
ConAgra Foods, Inc.                                          $          100,000  $    110,388      0.04%
  6.75%, due 9/15/11

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
General Mills, Inc.                                          $          100,000  $    100,113   0.03%
  3.875%, due 11/30/07
Kellogg Co. Series B                                         $          100,000  $    104,932   0.03%
  6.00%, due 4/1/06
Kraft Foods, Inc.                                            $          100,000  $    104,304   0.03%
  5.25%, due 6/1/07
                                                                                 ------------   ----
TOTAL FOOD PROCESSORS                                                            $    540,631   0.17%
                                                                                 ------------   ----

GAS PIPELINES
Kinder Morgan Energy Partners, L.P.                          $          100,000  $    110,415   0.04%
  7.125%, due 3/15/12
                                                                                 ------------   ----
TOTAL GAS PIPELINES                                                              $    110,415   0.04%
                                                                                 ------------   ----

HEALTH CARE FACILITIES
HCA, Inc.                                                    $          100,000  $    115,205   0.04%
  8.75%, due 9/1/10
                                                                                 ------------   ----
TOTAL HEALTH CARE FACILITIES                                                     $    115,205   0.04%
                                                                                 ------------   ----

INDEPENDENT FINANCE
American General Finance Corp. Series H                      $          250,000  $    254,730   0.08%
  4.50%, due 11/15/07
CIT Group, Inc.                                              $          250,000  $    262,065   0.09%
  5.50%, due 11/30/07
General Electric Capital Corp. Series A                      $          500,000  $    533,812   0.18%
  6.00%, due 6/15/12
General Electric Capital Corp. Series A                      $          250,000  $    272,968   0.09%
  6.75%, due 3/15/32
Household Finance Corp.                                      $          500,000  $    527,666   0.17%
  5.75%, due 1/30/07
                                                                                 ------------   ----
TOTAL INDEPENDENT FINANCE                                                        $  1,851,241   0.61%
                                                                                 ------------   ----

INFORMATION/DATA TECHNOLOGY
International Business Machines Corp.                        $          250,000  $    250,798   0.08%
  4.25%, due 9/15/09
                                                                                 ------------   ----
TOTAL INFORMATION/DATA TECHNOLOGY                                                $    250,798   0.08%
                                                                                 ------------   ----

INTEGRATED OIL
Amerada Hess Corp.                                           $          100,000  $    103,615   0.03%
  7.30%, due 8/15/31
Conoco Funding Co.                                           $          250,000  $    273,455   0.09%
  6.35%, due 10/15/11
Marathon Oil Corp.                                           $          100,000  $    109,455   0.04%
  6.85%, due 3/1/08

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Pemex Project Funding Master Trust                           $          100,000  $    104,750      0.03%
  7.375%, due 12/15/14
                                                                                 ------------      ----
TOTAL INTEGRATED OIL                                                             $    591,275      0.19%
                                                                                 ------------      ----

LIFE INSURANCE
Axa                                                          $          100,000  $    124,010      0.04%
  8.60%, due 12/15/30
                                                                                 ------------      ----
TOTAL LIFE INSURANCE                                                             $    124,010      0.04%
                                                                                 ------------      ----

MACHINERY
Caterpillar, Inc.                                            $          100,000  $    113,608      0.04%
  7.25%, due 9/15/09
Deere (John) Capital Corp.                                   $          250,000  $    250,899      0.08%
  3.90%, due 1/15/08
                                                                                 ------------      ----
TOTAL MACHINERY                                                                  $    364,507      0.12%
                                                                                 ------------      ----

METALS/MINING
Alcoa, Inc.                                                  $          250,000  $    254,797      0.08%
  4.25%, due 8/15/07
                                                                                 ------------      ----
TOTAL METALS/MINING                                                              $    254,797      0.08%
                                                                                 ------------      ----

MORTGAGE BANKING
Countrywide Home Loans, Inc. Series K                        $          100,000  $    105,004      0.03%
  5.625%, due 5/15/07
                                                                                 ------------      ----
TOTAL MORTGAGE BANKING                                                           $    105,004      0.03%
                                                                                 ------------      ----

OIL REFINING & MARKETING
Valero Energy Corp.                                          $          100,000  $    106,211      0.04%
  6.125%, due 4/15/07
                                                                                 ------------      ----
TOTAL OIL REFINING & MARKETING                                                   $    106,211      0.04%
                                                                                 ------------      ----

PAPER/FOREST PRODUCTS
International Paper Co.                                      $          100,000  $    109,080      0.04%
  6.75%, due 9/1/11
Weyerhaeuser Co.                                             $          100,000  $    109,333      0.04%
  6.75%, due 3/15/12
                                                                                 ------------      ----
TOTAL PAPER/FOREST PRODUCTS                                                      $    218,413      0.08%
                                                                                 ------------      ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                     $          250,000  $    250,090      0.08%
  4.00%, due 8/15/08 (c)
Pharmacia Corp.                                              $          100,000  $    109,656      0.04%
  6.60%, due 12/1/28

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Wyeth                                                        $          100,000  $     97,190      0.03%
  5.50%, due 3/15/13
                                                                                 ------------      ----
TOTAL PHARMACEUTICALS                                                            $    456,936      0.15%
                                                                                 ------------      ----

POWER
PSE&G Power LLC                                              $          100,000  $    113,916      0.04%
  7.75%, due 4/15/11
                                                                                 ------------      ----
TOTAL POWER                                                                      $    113,916      0.04%
                                                                                 ------------      ----

PROPERTY & CASUALTY INSURANCE
Allstate Corp. (The)                                         $          100,000  $    114,758      0.04%
  7.20%, due 12/1/09
Berkshire Hathaway, Inc.                                     $          100,000  $     96,796      0.03%
  4.625%, due 10/15/13
                                                                                 ------------      ----
TOTAL PROPERTY & CASUALTY INSURANCE                                              $    211,554      0.07%
                                                                                 ------------      ----

RAILROADS
Burlington Northern Santa Fe Corp.                           $          100,000  $    112,523      0.04%
  7.125%, due 12/15/10
CSX Corp.                                                    $          100,000  $    109,572      0.04%
  7.45%, due 5/1/07
Norfolk Southern Corp.                                       $          100,000  $    110,086      0.04%
  6.75%, due 2/15/11
Union Pacific Corp.                                          $          100,000  $    109,856      0.04%
  6.65%, due 1/15/11
                                                                                 ------------      ----
TOTAL RAILROADS                                                                  $    442,037      0.16%
                                                                                 ------------      ----

REAL ESTATE INVESTMENT TRUST
EOP Operating LP                                             $          100,000  $    109,946      0.04%
  7.00%, due 7/15/11
Simon Property Group, L.P.                                   $          100,000  $    107,447      0.04%
  6.375%, due 11/15/07
                                                                                 ------------      ----
TOTAL REAL ESTATE INVESTMENT TRUST                                               $    217,393      0.08%
                                                                                 ------------      ----

RETAIL STORES-FOOD/DRUGS
Albertson's, Inc.                                            $          100,000  $    113,250      0.04%
  7.50%, due 2/15/11
Kroger Co. (The)                                             $          100,000  $    115,911      0.04%
  8.05%, due 2/1/10
Safeway, Inc.                                                $          100,000  $    106,839      0.04%
  6.50%, due 3/1/11
                                                                                 ------------      ----
TOTAL RETAIL STORES-FOOD/DRUGS                                                   $    336,000      0.12%
                                                                                 ------------      ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
RETAIL STORES-OTHER
Federated Department Stores, Inc.                            $          100,000  $    106,609      0.04%
  7.00%, due 2/15/28
Target Corp.                                                 $          100,000  $    113,572      0.04%
  7.00%, due 7/15/31
Wal-Mart Stores, Inc.                                        $          150,000  $    146,057      0.05%
  4.55%, due 5/1/13
Wal-Mart Stores, Inc.                                        $          100,000  $    121,473      0.04%
  7.55%, due 2/15/30
                                                                                 ------------      ----
TOTAL RETAIL STORES-OTHER                                                        $    487,711      0.17%
                                                                                 ------------      ----

SECONDARY OIL & GAS PRODUCERS
Anadarko Petroleum Corp.                                     $          100,000  $    111,307      0.04%
  7.20%, due 3/15/29
Devon Financing Corp. ULC                                    $          100,000  $    109,807      0.04%
  6.875%, due 9/30/11
Occidental Petroleum Corp.                                   $          100,000  $    105,631      0.04%
  5.875%, due 1/15/07
                                                                                 ------------      ----
TOTAL SECONDARY OIL & GAS PRODUCERS                                              $    326,745      0.12%
                                                                                 ------------      ----

SECURITIES
Bear Stearns Cos., Inc. (The)                                $          250,000  $    263,351      0.09%
  5.70%, due 1/15/07
Credit Suisse FirstBoston USA, Inc.                          $          250,000  $    255,698      0.08%
  4.625%, due 1/15/08
Goldman Sachs Group, Inc. (The)                              $          150,000  $    153,741      0.05%
  5.70%, due 9/1/12
Goldman Sachs Group, Inc. (The)                              $          100,000  $     96,205      0.03%
  6.125%, due 2/15/33
Lehman Brothers Holdings, Inc.                               $          250,000  $    274,787      0.09%
  7.00%, due 2/1/08
Merrill Lynch & Co., Inc. Series B                           $          250,000  $    251,750      0.08%
  4.00%, due 11/15/07
Morgan Stanley                                               $          250,000  $    271,516      0.09%
  6.60%, due 4/1/12
                                                                                 ------------      ----
TOTAL SECURITIES                                                                 $  1,567,048      0.51%
                                                                                 ------------      ----

SERVICE-OTHER
Cendant Corp.                                                $          100,000  $    107,292      0.04%
  6.25%, due 1/15/08
                                                                                 ------------      ----
TOTAL SERVICE-OTHER                                                              $    107,292      0.04%
                                                                                 ------------      ----

TOBACCO

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Altria Group, Inc.                                           $          100,000  $    106,142      0.04%
  7.20%, due 2/1/07
                                                                                 ------------      ----
TOTAL TOBACCO                                                                    $    106,142      0.04%
                                                                                 ------------      ----

WIRELESS
AT&T Wireless Services, Inc.                                 $          100,000  $    114,934      0.04%
  7.875%, due 3/1/11
Vodafone Group PLC                                           $          100,000  $    115,321      0.04%
  7.75%, due 2/15/10
                                                                                 ------------      ----
TOTAL WIRELESS                                                                   $    230,255      0.08%
                                                                                 ------------      ----
TOTAL CORPORATE BONDS                                                            $ 21,765,362      7.28%
                                                                                 ------------      ----

FHLB
Federal Home Loan Bank                                       $        1,500,000  $  1,494,464      0.50%
  1.625%, due 4/15/05
Federal Home Loan Bank                                       $        1,000,000  $    969,449      0.32%
  2.75%, due 3/14/08
Federal Home Loan Bank                                       $        3,000,000  $  2,993,607      0.99%
  2.875%, due 9/15/06 (g)
Federal Home Loan Bank                                       $          500,000  $    508,922      0.17%
  5.25%, due 6/18/14
                                                                                 ------------      ----
TOTAL AGENCY                                                                     $  5,966,442      1.98%
                                                                                 ------------      ----
TOTAL FHLB                                                                       $  5,966,442      1.98%
                                                                                 ------------      ----

FHLMC
Federal Home Loan Mortgage Corp.                             $        1,000,000  $    994,736      0.33%
  4.875%, due 11/15/13
Federal Home Loan Mortgage Corp.                             $        1,000,000  $  1,052,183      0.35%
  5.50%, due 9/15/11
Federal Home Loan Mortgage Corp.                             $        1,500,000  $  1,494,362      0.50%
  2.75%, due 8/15/06
Federal Home Loan Mortgage Corp.                             $        1,000,000  $  1,073,467      0.36%
  6.25%, due 7/15/32 (g)
Federal Home Loan Mortgage Corp.                             $        1,000,000  $    990,168      0.33%
  3.625%, due 9/15/08
                                                                                 ------------      ----
TOTAL AGENCY                                                                     $  5,604,916      1.87%
                                                                                 ------------      ----

MORTGAGE

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Federal Home Loan Mortgage Corp.                             $           62,169  $     65,896      0.02%
  7.00%, due 7/1/30
Federal Home Loan Mortgage Corp.                             $          336,165  $    351,925      0.12%
  6.50%, due 6/1/29
Federal Home Loan Mortgage Corp.                             $          243,528  $    254,946      0.08%
  6.50%, due 5/1/29
Federal Home Loan Mortgage Corp.                             $          191,016  $    199,867      0.07%
  6.50%, due 6/1/32
Federal Home Loan Mortgage Corp.                             $          390,785  $    409,106      0.14%
  6.50%, due 7/1/29
Federal Home Loan Mortgage Corp.                             $          269,420  $    282,051      0.09%
  6.50%, due 8/1/29
Federal Home Loan Mortgage Corp.                             $           18,197  $     19,050      0.01%
  6.50%, due 9/1/29
Federal Home Loan Mortgage Corp.                             $            1,180  $      1,259      0.00% (b)
  7.00%, due 10/1/26
Federal Home Loan Mortgage Corp.                             $            2,609  $      2,772      0.00% (b)
  7.00%, due 3/1/26
Federal Home Loan Mortgage Corp.                             $          287,931  $    304,922      0.10%
  7.00%, due 7/1/32
Federal Home Loan Mortgage Corp.                             $           55,809  $     59,273      0.02%
  7.00%, due 9/1/26
Federal Home Loan Mortgage Corp.                             $          376,626  $    403,945      0.13%
  7.50%, due 5/1/32
Federal Home Loan Mortgage Corp.                             $           37,774  $     40,081      0.01%
  7.50%, due 7/1/11
Federal Home Loan Mortgage Corp.                             $           19,949  $     21,212      0.01%
  7.50%, due 9/1/11
Federal Home Loan Mortgage Corp.                             $           49,724  $     51,819      0.02%
  7.75%, due 10/1/07
Federal Home Loan Mortgage Corp.                             $           21,137  $     22,556      0.01%
  8.00%, due 10/1/11
Federal Home Loan Mortgage Corp.                             $          519,817  $    511,625      0.17%
  4.50%, due 4/1/19
Federal Home Loan Mortgage Corp.                             $            3,091  $      3,247      0.00%
  6.50%, due 2/1/27
Federal Home Loan Mortgage Corp.                             $           51,338  $     54,844      0.02%
  8.00%, due 11/1/11
Federal Home Loan Mortgage Corp.                             $          475,363  $    464,534      0.15%
  5.00%, due 11/1/33
Federal Home Loan Mortgage Corp.                             $          480,039  $    453,958      0.15%
  4.50%, due 8/1/33
Federal Home Loan Mortgage Corp.                             $          220,577  $    233,463      0.08%
  6.50%, due 11/1/16

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Federal Home Loan Mortgage Corp.                             $          500,050  $    480,137      0.16%
  4.00%, due 7/1/19
Federal Home Loan Mortgage Corp.                             $          450,958  $    444,588      0.15%
  4.50%, due 7/1/18
Federal Home Loan Mortgage Corp.                             $          502,127  $    482,448      0.16%
  4.00%, due 6/1/19
Federal Home Loan Mortgage Corp.                             $          461,469  $    465,301      0.15%
  5.00%, due 12/1/18
Federal Home Loan Mortgage Corp.                             $          500,001  $    487,523      0.16%
  5.00%, due 5/1/34
Federal Home Loan Mortgage Corp.                             $          454,960  $    444,597      0.15%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                             $          398,580  $    409,996      0.14%
  5.50%, due 1/1/18
Federal Home Loan Mortgage Corp.                             $          500,000  $    512,656      0.17%
  6.00%, due 8/15/34 (e)
Federal Home Loan Mortgage Corp.                             $          410,315  $    422,066      0.14%
  5.50%, due 12/1/17
Federal Home Loan Mortgage Corp.                             $        2,000,000  $  1,998,124      0.66%
  5.50%, due 9/15/33 (e)
Federal Home Loan Mortgage Corp.                             $           36,257  $     37,425      0.01%
  6.00%, due 1/1/26
Federal Home Loan Mortgage Corp.                             $           12,550  $     12,922      0.00% (b)
  6.00%, due 1/1/28
Federal Home Loan Mortgage Corp.                             $           41,167  $     42,410      0.01%
  6.00%, due 12/1/27
Federal Home Loan Mortgage Corp.                             $          654,197  $    684,159      0.23%
  6.00%, due 5/1/16
Federal Home Loan Mortgage Corp.                             $          350,001  $    351,933      0.12%
  5.50%, due 10/1/33
Federal Home Loan Mortgage Corp.                             $            2,181  $      2,283      0.00% (b)
  6.50%, due 10/1/29
                                                                                 ------------      ----
TOTAL MORTGAGE                                                                   $ 11,490,919      3.81%
                                                                                 ------------      ----
TOTAL FHLMC                                                                      $ 17,095,835      5.68%
                                                                                 ------------      ----

FNMA
Federal National Mortgage Association                        $            6,215  $      6,621      0.00% (b)
  7.50%, due 8/1/11
Federal National Mortgage Association                        $            2,042  $      2,176      0.00% (b)
  7.50%, due 7/1/11

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT        MARKET VALUE  % NET ASSETS
Federal National Mortgage Association                        $          255,516  $    272,310      0.09%
  7.50%, due 10/1/15
Federal National Mortgage Association                        $           14,877  $     15,848      0.01%
  7.50%, due 10/1/11
Federal National Mortgage Association                        $          202,677  $    214,616      0.07%
  7.00%, due 7/1/30
Federal National Mortgage Association                        $           10,606  $     11,263      0.00% (b)
  7.00%, due 6/1/26
Federal National Mortgage Association                        $           34,230  $     36,349      0.01%
  7.00%, due 5/1/26
Federal National Mortgage Association                        $          395,111  $    405,795      0.13%
  6.00%, due 6/1/32
Federal National Mortgage Association                        $          442,385  $    462,517      0.15%
  6.50%, due 7/1/29
Federal National Mortgage Association                        $          500,000  $    510,781      0.17%
  6.00%, due 9/15/34 (e)
Federal National Mortgage Association                        $           11,829  $     12,656      0.00% (b)
  8.00%, due 10/1/10
Federal National Mortgage Association                        $          268,096  $    280,125      0.09%
  6.50%, due 8/1/32
Federal National Mortgage Association                        $           71,442  $     76,465      0.03%
  8.00%, due 10/1/11
Federal National Mortgage Association                        $            7,310  $      7,824      0.00% (b)
  8.00%, due 11/1/11
Federal National Mortgage Association                        $           23,471  $     25,112      0.01%
  8.00%, due 4/1/10
Federal National Mortgage Association                        $            7,362  $      7,843      0.00% (b)
  8.00%, due 7/1/09
Federal National Mortgage Association                        $            6,314  $      6,758      0.00% (b)
  8.00%, due 8/1/11
Federal National Mortgage Association                        $            1,048  $      1,149      0.00% (b)
  8.50%, due 10/1/26
Federal National Mortgage Association                        $           18,187  $     20,035      0.01%
  9.00%, due 9/1/26
Federal National Mortgage Association                        $            3,888  $      4,350      0.00% (b)
  9.00%, due 6/1/26
Federal National Mortgage Association                        $           16,326  $     18,336      0.01%
  9.00%, due 7/1/26
Federal National Mortgage Association                        $            3,777  $      4,156      0.00% (b)
  9.00%, due 8/1/26
Federal National Mortgage Association                        $          470,744  $    463,904      0.15%
  4.50%, due 7/1/18
Federal National Mortgage Association                        $           70,546  $     72,655      0.02%
  6.00%, due 6/1/28

                                             SHARES / PRINCIPAL
                                                   AMOUNT             MARKET VALUE          % NET ASSETS
Federal National Mortgage Association            $   15,423            $   16,943               0.01%
  8.50%, due 8/1/26
Federal National Mortgage Association            $  924,201            $  910,771               0.30%
  4.50%, due 5/1/18
Federal National Mortgage Association            $  403,877            $  407,731               0.14%
  5.00%, due 10/1/17
Federal National Mortgage Association            $   15,397            $   15,814               0.01%
  6.00%, due 4/1/33
Federal National Mortgage Association            $  483,655            $  476,627               0.16%
  4.50%, due 11/1/18
Federal National Mortgage Association            $1,276,615            $1,288,798               0.43%
  5.00%, due 1/1/18
Federal National Mortgage Association            $  456,827            $  446,755               0.15%
  5.00%, due 11/1/33
Federal National Mortgage Association            $  388,400            $  391,799               0.13%
  5.00%, due 3/1/18
Federal National Mortgage Association            $  500,593            $  488,475               0.16%
  5.00%, due 4/1/34
Federal National Mortgage Association            $2,485,309            $2,425,146               0.80%
  5.00%, due 5/1/34
Federal National Mortgage Association            $  500,000            $  503,594               0.17%
  5.00%, due 8/15/19 (e)
Federal National Mortgage Association            $  498,925            $  501,375               0.17%
  5.50%, due 2/1/34
Federal National Mortgage Association            $  787,460            $  791,328               0.26%
  5.50%, due 6/1/33
Federal National Mortgage Association            $1,000,000            $1,002,500               0.33%
  5.50%, due 8/15/34 (e)
Federal National Mortgage Association            $   15,623            $   16,046               0.01%
  6.00%, due 1/1/32
Federal National Mortgage Association            $   13,899            $   14,275               0.00% (b)
  6.00%, due 10/1/32
Federal National Mortgage Association            $  751,144            $  773,602               0.26%
  6.00%, due 12/1/28
Federal National Mortgage Association            $   16,756            $   17,221               0.01%
  6.00%, due 12/1/31
Federal National Mortgage Association            $  389,252            $  400,049               0.13%
  6.00%, due 2/1/32
Federal National Mortgage Association            $   14,679            $   15,076               0.00% (b)
  6.00%, due 2/1/33
Federal National Mortgage Association            $   12,850            $   13,197               0.00% (b)
  6.00%, due 4/1/32
Federal National Mortgage Association            $  493,135            $  506,469               0.17%
  6.00%, due 3/1/33

                                            SHARES / PRINCIPAL
                                                   AMOUNT             MARKET VALUE           % NET ASSETS
Federal National Mortgage Association           $    22,507           $    23,426                0.01%
  6.00%, due 4/1/19
Federal National Mortgage Association           $   462,841           $   456,115                0.15%
  4.50%, due 10/1/18
Federal National Mortgage Association           $ 2,597,635           $ 2,610,396                0.86%
  5.50%, due 7/1/33
                                                                      -----------                ----
TOTAL MORTGAGE                                                        $17,453,172                5.77%
                                                                      -----------                ----
TOTAL FNMA                                                            $17,453,172                5.77%
                                                                      -----------                ----

FOREIGN GOVERNMENT TREASURY
FOREIGN SOVEREIGN
Malaysian Government                            $   100,000           $   118,480                0.04%
  8.75%, due 6/1/09
Republic of Italy Series DTC                    $   500,000           $   532,585                0.18%
  5.625%, due 6/15/12
Republic of South Africa                        $   100,000           $   102,500                0.03%
  6.50%, due 6/2/14
United Mexican States Series A                  $   500,000           $   510,250                0.17%
  6.375%, due 1/16/13
                                                                      -----------                ----
TOTAL FOREIGN SOVEREIGN                                               $ 1,263,815                0.42%
                                                                      -----------                ----

REGIONAL GOVERNMENT
Province of Ontario                             $   250,000           $   265,490                0.09%
  5.50%, due 10/1/08
Province of Quebec                              $   150,000           $   184,066                0.06%
  7.50%, due 9/15/29
                                                                      -----------                ----
TOTAL REGIONAL GOVERNMENT                                             $   449,556                0.15%
                                                                      -----------                ----
TOTAL FOREIGN GOVERNMENT TREASURY                                     $ 1,713,371                0.57%
                                                                      -----------                ----

GNMA
Government National Mortgage Association        $     1,997           $     2,152                0.00% (b)
  7.50%, due 6/15/26
Government National Mortgage Association        $     8,606           $     9,159                0.00% (b)
  7.00%, due 7/15/11
Government National Mortgage Association        $       211           $       221                0.00% (b)
  6.50%, due 8/15/29
Government National Mortgage Association        $    48,011           $    51,226                0.02%
  7.00%, due 7/15/25
Government National Mortgage Association        $    24,791           $    26,381                0.01%
  7.00%, due 6/15/28

                                              SHARES / PRINCIPAL
                                                     AMOUNT           MARKET VALUE          % NET ASSETS
Government National Mortgage Association            $ 13,324           $   14,226               0.00% (b)
  7.00%, due 9/15/23
Government National Mortgage Association            $ 67,061           $   72,288               0.02%
  7.50%, due 3/15/26
Government National Mortgage Association            $ 59,614           $   65,443               0.02%
  8.00%, due 10/15/26
Government National Mortgage Association            $  4,789           $    5,257               0.00% (b)
  8.00%, due 8/15/26
Government National Mortgage Association            $  1,521           $    1,670               0.00% (b)
  8.00%, due 9/15/26
Government National Mortgage Association            $ 27,971           $   30,647               0.01%
  8.50%, due 11/15/26
Government National Mortgage Association            $  6,293           $    7,017               0.00% (b)
  9.00%, due 11/15/26
Government National Mortgage Association            $176,247           $  189,780               0.06%
  7.50%, due 10/15/30
Government National Mortgage Association            $492,117           $  507,211               0.17%
  6.00%, due 1/15/33
Government National Mortgage Association            $ 54,147           $   57,679               0.02%
  7.00%, due 11/15/27
Government National Mortgage Association            $ 28,192           $   30,058               0.01%
  7.00%, due 5/15/26
Government National Mortgage Association            $882,256           $  889,462               0.29%
  5.50%, due 8/15/33
Government National Mortgage Association            $474,713           $  488,915               0.16%
  6.00%, due 11/15/33
Government National Mortgage Association            $    836           $      876               0.00% (b)
  6.50%, due 4/15/29
Government National Mortgage Association            $  3,006           $    3,151               0.00% (b)
  6.50%, due 5/15/29
Government National Mortgage Association            $333,329           $  349,246               0.12%
  6.50%, due 5/15/31
Government National Mortgage Association            $256,909           $  269,130               0.09%
  6.50%, due 7/15/32
Government National Mortgage Association            $146,000           $  155,351               0.05%
  7.00%, due 10/15/11
Government National Mortgage Association            $ 69,798           $   74,473               0.02%
  7.00%, due 12/15/25
Government National Mortgage Association            $221,012           $  235,427               0.08%
  7.00%, due 12/15/27
Government National Mortgage Association            $457,844           $  449,797               0.15%
  5.00%, due 8/15/33
                                                                       ----------               ----
TOTAL MORTGAGE                                                         $3,986,243               1.30%
                                                                       ----------               ----

                                                             SHARES / PRINCIPAL
                                                                   AMOUNT             MARKET VALUE           % NET ASSETS
                                                                                       -----------                ----
TOTAL GNMA                                                                             $ 3,986,243                1.30%
                                                                                       -----------                ----
INVESTMENT COMPANIES
CAPITAL MARKETS
S&P 500 Index-SPDR Trust, Series 1 (j)                                  452            $    50,091                0.02%
S&P MidCap 400 Index-MidCap SPDR Trust, Series 1 (j)                    923            $    97,838                0.03%
                                                                                       -----------                ----
TOTAL CAPITAL MARKETS                                                                  $   147,929                0.05%
                                                                                       -----------                ----
TOTAL INVESTMENT COMPANIES                                                             $   147,929                0.05%
                                                                                       -----------                ----
U.S. TREASURY BONDS
United States Treasury Bond                                     $ 1,800,000            $ 2,018,954                0.67%
  6.25%, due 8/15/23 (g)
United States Treasury Bond                                     $ 2,650,000            $ 2,634,784                0.87%
  5.25%, due 2/15/29 (g)
                                                                                       -----------                ----
TOTAL DOMESTIC SOVEREIGN                                                               $ 4,653,738                1.54%
                                                                                       -----------                ----
U.S. TREASURY NOTES
United States Treasury Note                                     $ 4,750,000            $ 4,576,886                1.52%
  4.00%, due 2/15/14 (g)
United States Treasury Note                                     $   550,000            $   561,795                0.19%
  4.75%, due 5/15/14
United States Treasury Note                                     $ 3,000,000            $ 3,106,641                1.03%
  4.625%, due 5/15/06
United States Treasury Note                                     $ 2,000,000            $ 2,028,282                0.67%
  4.00%, due 6/15/09 (g)
United States Treasury Note                                     $ 1,000,000            $ 1,009,102                0.33%
  3.875%, due 5/15/09 (g)
United States Treasury Note                                     $ 1,000,000            $ 1,003,125                0.33%
  3.125%, due 5/15/07 (g)
United States Treasury Note                                     $ 2,000,000            $ 1,974,532                0.65%
  1.625%, due 2/28/06 (g)
United States Treasury Note                                     $ 4,000,000            $ 3,978,436                1.32%
  1.875%, due 11/30/05 (g)
                                                                                       -----------                ----
TOTAL DOMESTIC SOVEREIGN                                                               $18,238,799                6.04%
                                                                                       -----------                ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT               MARKET VALUE        % NET ASSETS
YANKEE BONDS
CONGLOMERATE/DIVERSIFIED MANUFACTURING
Tyco International Group S.A.                               $  100,000              $  107,104              0.04%
  6.125%, due 1/15/09 (d)
                                                                                    ----------              ----
TOTAL CONGLOMERATE/DIVERSIFIED MANUFACTURING                                        $  107,104              0.04%
                                                                                    ----------              ----
INTEGRATED OIL
Norsk Hydro ASA                                             $  100,000              $  114,215              0.04%
  7.25%, due 9/23/27 (d)
                                                                                    ----------              ----
TOTAL INTEGRATED OIL                                                                $  114,215              0.04%
                                                                                    ----------              ----
SECONDARY OIL & GAS PRODUCERS
Burlington Resources, Inc.                                  $  100,000              $  110,267              0.04%
  6.50%, due 12/1/11 (d)
                                                                                    ----------              ----
TOTAL SECONDARY OIL & GAS PRODUCERS                                                 $  110,267              0.04%
                                                                                    ----------              ----
TOTAL YANKEE BONDS                                                                  $  331,586              0.12%
                                                                                    ----------              ----
COMMERCIAL PAPER
Federal Farm Credit Bank                                    $2,000,000              $1,999,339              0.66%
  1.19% due 8/10/04 (f)
Federal Farm Credit Bank                                    $  325,000              $  324,890              0.11%
  1.22% due 8/10/04 (f)
Harwood Street Funding Inc.                                  2,460,000               2,460,000              0.82%
   2.80%, due 8/2/04 (h)
Ing Funding LLC                                             $1,900,000              $1,899,420              0.63%
  1.22% due 8/9/04 (f)
NICOR, Inc.                                                 $2,000,000              $1,999,860              0.66%
  1.26% due 8/2/04 (f)
                                                                                    ----------              ----
TOTAL COMMERCIAL PAPER                                                              $8,683,509              2.88%
                                                                                    ----------              ----
U.S. TREASURY BILLS
United States Treasury Bill                                 $1,250,000              $1,249,509              0.41%
  1.178% due 8/12/04 (f)
United States Treasury Bill                                 $9,700,000              $9,666,244              3.20%
  1.44% due 10/28/04 (f)
United States Treasury Bill                                 $7,500,000              $7,471,410              2.48%
  1.51% due 11/4/04 (f)

                                                       SHARES / PRINCIPAL
                                                              AMOUNT              MARKET VALUE          % NET ASSETS
                                                                                  ------------               ----
TOTAL U.S. TREASURY BILLS                                                         $ 18,387,163               6.09%
                                                                                  ------------               ----

                                                              SHARES

INVESTMENT COMPANIES
AIM Institutional Funds Group (h)                             586,380                  586,380               0.19%
                                                                                  ------------               ----
Total Investment Companies                                                             586,380               0.19%
                                                                                  ------------               ----
                                                            PRINCIPAL
                                                              AMOUNT

MASTER NOTE
Banc of America Securities LLC
   1.413%, due 8/2/04 (h)                                   2,500,000                2,500,000               0.83%
                                                                                  ------------               ----
Total Master Note                                                                    2,500,000               0.83%
                                                                                  ------------               ----
REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   1.363%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
   $5,301,377  (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $5,357,605 and a Market Value
   of $5,406,081)                                           5,300,000                5,300,000               1.76%
                                                                                  ------------               ----
Merrill Lynch Pierce Fenner &
   Smith, Inc.
   1.393%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
   $9,002,538 (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $8,962,375 and a Market Value                            9,000,000                9,000,000               2.98%
   of $9,450,225)                                                                 ------------               ----


Morgan Stanley & Co., Inc.
   1.363%, dated 7/30/04
   due 8/2/2004
   Proceeds at Maturity
   $4,000,833  (h)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $7,221,932 and a Market Value
   of $4,194,283)                                           4,000,000                4,000,000               1.33%
                                                                                  ------------             ------

Total Repurchase Agreements                                                         18,300,000               6.07%
                                                                                  ------------             ------
TOTAL INVESTMENTS
                                                                                  ------------             ------
     (Cost $289,927,886 ) (l)                                                     $329,105,976 (m)         109.05%

Liabilities in Excess of Cash and Other Assets                                   ($ 27,325,189)             -9.05%
                                                                                  ------------             ------
NET ASSETS                                                                        $301,780,787             100.00%
                                                                                  ============             ======

                                                                                  UNREALIZED
FUTURES CONTRACTS                                        CONTRACTS              APPRECIATION/
                                                           LONG               (DEPRECIATION)(n)
                                                         ---------            -----------------
AUSTRALIA                                                   30                  $    (9,142)               0.00% (b)
                                                                                -----------                ----
S&P ASX 200 Index
  September 2004

GERMANY                                                    129                     (471,569)              -0.16%
                                                                                -----------                ----
German DAX Index
  September 2004

HONG KONG                                                   76                      (57,488)              -0.02%
                                                                                -----------                ----
Hong Kong Hang Seng
  Index, August 2004

Total Contracts Long                                                               (538,199)              -0.18%
                                                                                -----------                ----
  (Settlement Value
  $22,964,172)

                                                    CONTRACTS
                                                      SHORT
                                                    ---------
UNITED STATES
Standard & Poor's 500                                   88                $ 597,597        0.20%
  Index
  September 2004

Standard & Poor's                                       38                  296,197        0.10%
  MidCap 400 Index
  September 2004

                                                         6                   (1,923)       0.00% (b)
                                                                          ---------        ----
United States Treasury Note
  September 2004 (10 Year)

Total Contracts Short                                                       891,871        0.30%
                                                                          ---------        ----
  (Settlement Value
  $35,891,413)

Total Futures Contracts                                                   $ 353,672        0.12%
                                                                          =========        ====
  (Settlement Value
  $12,927,241) (i)(k)

----------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d) Yankee Bond - dollar denominated bond issued in the United States by foreign banks and corporations.

(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The Market Value of these securities at July 31, 2004 is $4,527,655.

(f) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(g)   Represents securities out on loan or a portion of which is out on loan.

(h) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(i) The combined market value of U.S. Government & Federal Agencies investments and settlement value of U.S. Treasury Note futures contracts represents 28.22% of net assets.

(j) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(k) The combined market value of common stocks and settlement value of Index futures contracts represents approximately 50.08% of net assets.

(l)   The cost for federal income tax purposes is $290,378,205.

(m) At July 31, 2004 net unrealized appreciation was $38,727,771 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $41,688,832 , and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,961,061.

(n) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2004.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                             SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
MAINSTAY FLOATING RATE FUND
LOAN ASSIGNMENT & PARTICIPATION (a) (b)
AEROSPACE & DEFENSE
TransDigm, Inc. Term Loan                                        $ 1,496,250         $ 1,514,018               0.61%
3.61%, due 7/22/10
                                                                                     -----------               ----
TOTAL AEROSPACE & DEFENSE                                                            $ 1,514,018               0.61%
                                                                                     -----------               ----
ALTERNATIVE CARRIERS
Persona Cable, Inc. Term Loan B                                  $ 2,000,000         $ 2,018,750               0.82%
TBA %, due 6/11/10
                                                                                     -----------               ----
TOTAL ALTERNATIVE CARRIERS                                                           $ 2,018,750               0.82%
                                                                                     -----------               ----
AUTO PARTS & EQUIPMENT
Dayco Products LLC Term Loan B                                   $ 3,000,000         $ 3,039,375               1.24%
4.72%, due 6/23/11
Key Automotive Group Term Loan B                                 $ 1,000,000         $ 1,013,751               0.40%
4.481273%, due 6/24/10
Key Automotive Group Term Loan C                                 $ 1,000,000         $ 1,011,875               0.41%
7.2384%, due 6/24/11
Safelite Glass Corp. Term Loan A                                 $   383,369         $   366,118               0.15%
4.98%, due 9/30/07
Safelite Glass Corp. Term Loan B                                 $   616,631         $   588,882               0.24%
5.48%, due 9/30/07
TRW Automotive, Inc. Term Loan D                                 $ 1,496,250         $ 1,521,499               0.62%
4.125%, due 2/28/11
United Components, Inc. Tranche C Term Loan                      $   385,500         $   389,837               0.16%
3.99%, due 6/30/10
                                                                                     -----------               ----
TOTAL AUTO PARTS & EQUIPMENT                                                         $ 7,931,337               3.22%
                                                                                     -----------               ----
BROADCASTING & CABLE TV
Atlantic Broadband Finance LLC Term Loan B                       $ 3,000,000         $ 3,043,125               1.23%
4.61%, due 8/10/11
Charter Operating Co. LLC Term Loan B                            $ 3,000,000         $ 2,954,625               1.20%
4.92%, due 4/7/11
Emmis Operating Co. Term Loan B                                  $ 3,000,000         $ 3,030,000               1.23%
3.10%, due 11/10/11
Insight Midwest/Insight Capital Corp. Term Loan B                $ 1,994,987         $ 2,022,974               0.82%
3.938%, due 12/31/09
MCC Iowa LLC (Mediacom) Tranche B                                $ 1,974,000         $ 1,991,272               0.81%
4.022%, due 9/30/10
Olympus Cable Holdings, Inc. Term Loan B                         $ 1,000,000         $   964,643               0.39%
6.25%, due 9/30/10
                                                                                     -----------               ----
TOTAL BROADCASTING & CABLE TV                                                        $14,006,639               5.68%
                                                                                     -----------               ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
BUILDING PRODUCTS
Atrium Cos., Inc. Term Loan                                      $ 1,990,000         $ 2,010,729               0.82%
4.132462%, due 12/8/10
Masonite International Corp. Tranche C-2 Term Loan               $ 1,000,000         $ 1,008,750               0.41%
TBA %, due 8/31/08
NCI Building Systems, Inc. Term Loan B                           $ 1,000,000         $ 1,011,250               0.41%
3.4104%, due 9/15/08
                                                                                     -----------               ----
TOTAL BUILDING PRODUCTS                                                              $ 4,030,729               1.64%
                                                                                     -----------               ----
CASINOS & GAMING
Boyd Gaming Corp. Term Loan B                                    $ 3,000,000         $ 3,034,690               1.24%
3.52%, due 6/30/11
                                                                                     -----------               ----
TOTAL CASINOS & GAMING                                                               $ 3,034,690               1.24%
                                                                                     -----------               ----
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
Agco Corp. Term Loan                                             $ 1,347,684         $ 1,370,426               0.56%
3.839279%, due 7/31/09
Laidlaw International, Inc. Term Loan B1                         $ 2,000,000         $ 2,033,750               0.82%
TBA %, due 6/1/09
New Flyer Term Loan                                              $ 1,935,714         $ 1,957,491               0.80%
4.085105%, due 2/27/10
Terex Corp. Term Loan B                                          $   399,623         $   403,745               0.17%
3.286925%, due 7/3/09
                                                                                     -----------               ----
TOTAL CONSTRUCTION & FARM MACHINERY & HEAVY                                          $ 5,765,412               2.35%
                                                                                     -----------               ----
CONSTRUCTION MATERIALS
St. Mary's Cement, Inc. Term Loan B                              $ 2,000,000         $ 2,025,000               0.82%
TBA %, due 12/4/09
                                                                                     -----------               ----
TOTAL CONSTRUCTION MATERIALS                                                         $ 2,025,000               0.82%
                                                                                     -----------               ----
DISTILERS & VINTNERS
Constellation Brands, Inc. New Tranche B Term Loan               $ 2,000,000         $ 2,027,500               0.82%
3.3128%, due 11/30/08
                                                                                     -----------               ----
TOTAL DISTILERS & VINTNERS                                                           $ 2,027,500               0.82%
                                                                                     -----------               ----
DIVERSIFIED CHEMICALS
Brentag Term Loan B                                              $ 2,000,000         $ 2,028,750               0.82%
3.881%, due 2/27/12
Celanese AG Dollar Term Loan B (1st L                            $   793,289         $   805,518               0.31%
3.953397%, due 4/6/11
Celanese Americas Corp. Term Loan C                              $ 1,850,000         $ 1,906,271               0.77%
5.73%, due 4/6/11

                                                             SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
FMC Corp. Term Loan B                                            $   997,428         $ 1,009,272               0.41%
3.23%, due 10/21/07
Invista Tranche B1 Term Loan                                     $ 2,429,412         $ 2,462,817               1.00%
4.563%, due 4/29/11
Invista Tranche B2 Term Loan                                     $ 1,070,588         $ 1,085,308               0.44%
4.563%, due 4/29/11
                                                                                     -----------               ----
TOTAL DIVERSIFIED CHEMICALS                                                          $ 9,297,936               3.75%
                                                                                     -----------               ----
DIVERSIFIED COMMERCIAL SERVICES
Central Parking Corp. Term Loan B                                $   551,316         $   557,518               0.23%
4.336%, due 3/31/10
Coinstar, Inc. Term Loan                                         $ 1,500,000         $ 1,524,375               0.62%
3.84%, due 7/7/11
Pike Electric, Inc. Term Loan                                    $ 2,977,500         $ 3,029,606               1.23%
3.625%, due 7/1/12
                                                                                     -----------               ----
TOTAL DIVERSIFIED COMMERCIAL SERVICES                                                $ 5,111,499               2.08%
                                                                                     -----------               ----
DIVERSIFIED METALS & MINING
CONSOL Energy, Inc. Tranche B Credit Linked Deposit              $ 3,000,000         $ 3,046,875               1.24%
3.84%, due 6/11/10
                                                                                     -----------               ----
TOTAL DIVERSIFIED METALS & MINING                                                    $ 3,046,875               1.24%
                                                                                     -----------               ----
ELECTRIC UTILITIES
CenterPoint Energy, Inc. Term Loan                               $ 2,000,000         $ 2,020,834               0.82%
TBA %, due 10/7/06
                                                                                     -----------               ----
TOTAL ELECTRIC UTILITIES                                                             $ 2,020,834               0.82%
                                                                                     -----------               ----
ELECTRICAL COMPONENTS & EQUIPMENT
Exide Technologies, Inc. Term Loan D                             $ 2,000,000         $ 2,012,500               0.82%
4.813%, due 5/5/10
PP Acquisition Corp. Term Loan                                   $ 2,000,000         $ 2,032,500               0.82%
3.97%, due 11/12/11
Roper Industries, Inc. US Term Loan                              $   987,500         $ 1,000,666               0.41%
TBA %, due 12/29/08
                                                                                     -----------               ----
TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                              $ 5,045,666               2.05%
                                                                                     -----------               ----
ELECTRONIC EQUIPMENT MANUFACTURERS
Invensys International Holdings Ltd. Term Loan B                 $ 2,993,768         $ 3,038,675               1.23%
5.477%, due 9/5/09
Sensus Metering Systems, Inc. Term Loan B1                       $   867,386         $   876,422               0.36%
4.532311%, due 12/17/10

Sensus Metering Systems, Inc. Term Loan B2                       $   130,108         $   131,463               0.06%
4.532312%, due 12/17/10
                                                                                     -----------               ----
TOTAL ELECTRONIC EQUIPMENT MANUFACTURERS                                             $ 4,046,560               1.65%
                                                                                     -----------               ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
ENVIROMENTAL SERVICES
Allied Waste Industries, Inc. Term Loan D                        $ 1,000,000         $ 1,012,917               0.41%
4.10%, due 1/15/10
Allied Waste North America, Inc. Term Loan B                     $ 1,000,000         $ 1,012,307               0.42%
4.12135%, due 1/15/10
Allied Waste North America, Inc. Tranche A Credit Linked         $   571,200         $   580,006               0.24%
4.35%, due 1/15/10
                                                                                     -----------               ----
TOTAL ENVIROMENTAL SERVICES                                                          $ 2,605,230               1.07%
                                                                                     -----------               ----
FOREST PRODUCTS
RLC Industries Co. Term Loan B                                   $ 2,743,731         $ 2,764,309               1.12%
3.48%, due 2/24/10
                                                                                     -----------               ----
TOTAL FOREST PRODUCTS                                                                $ 2,764,309               1.12%
                                                                                     -----------               ----
HEALTH CARE DISTRIBUTORS
VWR International, Inc. Term Loan B                              $ 1,830,667         $ 1,864,076               0.76%
3.77%, due 4/7/11
                                                                                     -----------               ----
TOTAL HEALTH CARE DISTRIBUTORS                                                       $ 1,864,076               0.76%
                                                                                     -----------               ----
HEALTH CARE EQUIPMENT
Kinetic Concepts, Inc. Term Loan B1                              $ 1,292,338         $ 1,308,492               0.53%
3.59%, due 8/11/10
Sunrise Medical Holdings, Inc. Term Loan B                       $ 1,500,000         $ 1,503,750               0.62%
4.805353%, due 5/13/10
UTI Corp./Medical Device Manufacturing, Inc. Term Loan B         $ 3,000,000         $ 3,037,500               1.23%
4.677938%, due 6/30/10
                                                                                     -----------               ----
TOTAL HEALTH CARE EQUIPMENT                                                          $ 5,849,742               2.38%
                                                                                     -----------               ----
HEALTH CARE FACILITIES
Alderwoods Group, Inc. Term Loan B                               $   844,820         $   856,789               0.35%
TBA %, due 9/29/08
Community Health Systems, Inc. Incremental Term Loan             $   997,487         $   998,111               0.40%
3.80%, due 7/16/10
Community Health Systems, Inc. Term Loan B                       $   997,462         $   997,774               0.40%
3.80%, due 7/16/10
Concentra Operating Corp. Incremental Term Loan                  $   997,500         $ 1,010,384               0.41%
4.05%, due 6/30/09
                                                                                     -----------               ----
TOTAL HEALTH CARE FACILITIES                                                         $ 3,863,058               1.56%
                                                                                     -----------               ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
HEALTH CARE SERVICES
DaVita, Inc. Term Loan B                                         $ 2,991,853         $ 3,018,568               1.23%
3.545768%, due 3/31/09
Fresenius Medical Care AG Term Loan D                            $ 1,995,000         $ 2,010,794               0.81%
2.74607%, due 2/21/10
                                                                                     -----------               ----
TOTAL HEALTH CARE SERVICES                                                           $ 5,029,362               2.04%
                                                                                     -----------               ----
HEALTH CARE SUPPLIES
Advanced Medical Optics, Inc. Term Loan                          $ 2,000,000         $ 2,025,000               0.82%
3.9605%, due 6/25/09
                                                                                     -----------               ----
TOTAL HEALTH CARE SUPPLIES                                                           $ 2,025,000               0.82%
                                                                                     -----------               ----
HOME FURNISHINGS
Sealy Mattress Co. Term Loan                                     $ 2,919,643         $ 2,961,005               1.20%
4.221963%, due 4/6/12
Simmons Holding Co. Term Loan B                                  $ 1,439,511         $ 1,460,024               0.59%
4.194415%, due 12/19/11
                                                                                     -----------               ----
TOTAL HOME FURNISHINGS                                                               $ 4,421,029               1.79%
                                                                                     -----------               ----
HOUSEHOLD PRODUCTS
Amscan Holdings, Inc. Term Loan                                  $ 1,000,000         $ 1,013,750               0.41%
4.358351%, due 4/30/12
Johnsondiversey Holdings, Inc. Term Loan B                       $ 1,903,102         $ 1,931,648               0.78%
3.434803%, due 11/3/09
Rayovac Corp. Term Loan C                                        $ 1,000,000         $ 1,011,250               0.41%
3.902879%, due 9/30/09
Solo Cup Co. Term Loan B                                         $ 1,995,000         $ 2,016,612               0.82%
4.025159%, due 2/27/11
United Industries Corp. Term Loan                                $   997,500         $ 1,012,462               0.41%
4.841842%, due 4/30/11
                                                                                     -----------               ----
TOTAL HOUSEHOLD PRODUCTS                                                             $ 6,985,722               2.83%
                                                                                     -----------               ----
INDUSTRIAL CONGLOMERATES
SPX Corp. Tranche B-1                                            $ 1,015,508         $ 1,030,106               0.42%
TBA %, due 9/30/09
                                                                                     -----------               ----
TOTAL INDUSTRIAL CONGLOMERATES                                                       $ 1,030,106               0.42%
                                                                                     -----------               ----
INDUSTRIAL MACHINERY
Flowserve Corp. Tranche C Term Loan                              $ 1,477,443         $ 1,494,987               0.61%
4.039354%, due 6/30/09
Gleason Corp. 1st Lien US Term Loan                              $ 1,000,000         $ 1,010,000               0.41%
4.20%, due 7/27/11
Gleason Corp. 2nd Lien Eurodollar Term Loan                      $ 1,000,000         $ 1,000,000               0.41%
6.95%, due 1/31/12
Mueller Industries, Inc. Term Loan                               $   944,954         $   952,632               0.39%
4.731942%, due 4/23/11
                                                                                     -----------               ----
TOTAL INDUSTRIAL MACHINERY                                                           $ 4,457,619               1.82%
                                                                                     -----------               ----

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
INTERNET RETAIL
Ftd.com, Inc. Term Loan                                          $ 1,995,000         $ 2,004,975               0.82%
4.508440%, due 2/28/11
                                                                                     -----------               ----
TOTAL INTERNET RETAIL                                                                $ 2,004,975               0.82%
                                                                                     -----------               ----
LEISURE PRODUCTS
Bombardier Recreational Products, Inc. Term Loan B               $ 2,985,000         $ 3,025,112               1.23%
4.18%, due 6/30/10
                                                                                     -----------               ----
TOTAL LEISURE PRODUCTS                                                               $ 3,025,112               1.23%
                                                                                     -----------               ----
METAL & GLASS CONTAINERS
Graham Packaging Term Loan B                                     $ 1,996,473         $ 2,005,623               0.81%
4.291134%, due 2/14/10
Greif Bros. Corp. Term Loan                                      $ 2,000,000         $ 2,018,500               0.82%
TBA %, due 8/29/09
Kerr Group, Inc. Term Loan B                                     $   969,477         $   976,505               0.40%
TBA %, due 8/13/10
Owens-Brockway Glass Container, Inc. Term Loan B                 $ 1,000,000         $ 1,013,750               0.41%
4.48%, due 4/1/07
Owens-Illinois Group, Inc. Term Loan A1                          $ 2,000,000         $ 2,024,584               0.82%
4.21%, due 4/1/07
Owens-Illinois Group, Inc. Tranche B1 Term Loan                  $ 1,000,000         $ 1,013,750               0.41%
TBA %, due 4/1/08
Precise Technology, Inc. 1st Lien Term Loan B                    $ 1,000,000         $ 1,005,625               0.41%
TBA %, due 3/22/11
Silgan Corp. Term Loan B                                         $ 2,450,000         $ 2,474,500               1.00%
3.44%, due 11/30/08
                                                                                     -----------               ----
TOTAL METAL & GLASS CONTAINERS                                                       $12,532,837               5.08%
                                                                                     -----------               ----
MOVIES & ENTERTAINMENT
Cinram International, Inc. Term Loan B                           $ 2,854,563         $ 2,899,166               1.18%
5.09%, due 9/30/09
MGM Studios, Inc. Term Loan B                                    $ 1,000,000         $ 1,004,250               0.41%
3.98%, due 4/30/11
Regal Cinemas, Inc. Term Loan                                    $ 2,934,394         $ 2,965,939               1.20%
3.490758%, due 11/10/11
WMG Aquistion Corp. Term Loan                                    $ 2,996,250         $ 3,037,448               1.23%
4.015742%, due 2/28/11
                                                                                     -----------               ----
TOTAL MOVIES & ENTERTAINMENT                                                         $ 9,906,803               4.02%
                                                                                     -----------               ----
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) Term Loan B                                      $ 2,000,000         $ 2,023,572               0.82%
5.32%, due 4/30/08
Allegheny Energy Supply Co. LLC 1st Lien                         $ 1,995,000         $ 2,023,929               0.82%
4.367134%, due 3/8/11
Allegheny Energy Supply Co. LLC Term Loan C                      $   498,750         $   507,374               0.20%
5.540877%, due 6/8/11
Calpine Generating Co. 1st Lien                                  $ 3,000,000         $ 3,001,875               1.22%
5.23%, due 4/1/09

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
Midwest Generation LLC Term Loan                                 $ 2,497,500         $ 2,525,596               1.03%
4.679574%, due 4/27/11
Mission Energy Holdings International, Inc. Term Loan B          $ 2,000,000         $ 2,003,750               0.81%
7.00%, due 12/11/06
                                                                                     -----------               ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                            $12,086,096               4.90%
                                                                                     -----------               ----
OFFICE SERVICES & SUPPLIES
Language Line, Inc. Term Loan B                                  $ 2,500,000         $ 2,525,000               1.02%
5.66%, due 6/13/11
Relizon Term Loan                                                $   944,254         $   946,615               0.38%
4.26%, due 2/20/11
                                                                                     -----------               ----
TOTAL OFFICE SERVICES & SUPPLIES                                                     $ 3,471,615               1.40%
                                                                                     -----------               ----
OIL & GAS DRILLING
Pride Offshore, Inc. Term Loan B                                 $ 2,000,000         $ 2,024,166               0.82%
3.34%, due 7/26/11
                                                                                     -----------               ----
TOTAL OIL & GAS DRILLING                                                             $ 2,024,166               0.82%
                                                                                     -----------               ----
OIL & GAS EQUIPMENT & SERVICES
Dresser, Inc. 1st Lien Term Loan C                               $ 2,000,000         $ 2,036,500               0.83%
3.98%, due 4/10/09
                                                                                     -----------               ----
TOTAL OIL & GAS EQUIPMENT & SERVICES                                                 $ 2,036,500               0.83%
                                                                                     -----------               ----
OIL & GAS REFINING & MARKETING &
BPL Aquisition LP 1st Lien Term Loan                             $ 1,000,000         $ 1,010,000               0.41%
3.81%, due 5/4/10
La Grange Acquisition LP Term Loan B                             $ 3,000,000         $ 3,041,250               1.23%
4.135517%, due 1/8/08
Lyondell-Citgo Refining LP Term Loan B                           $ 1,500,000         $ 1,525,312               0.62%
4.088025%, due 5/21/07
Transwestern Holdings, Inc. Term Loan                            $ 1,500,000         $ 1,510,624               0.61%
3.43%, due 4/30/09
Williams Production RMT Co. Term Loan C                          $ 1,395,935         $ 1,412,222               0.57%
3.88%, due 5/30/08
                                                                                     -----------               ----
TOTAL OIL & GAS REFINING & MARKETING &                                               $ 8,499,408               3.44%
                                                                                     -----------               ----
PACKAGED FOODS & MEATS
Dean Foods Corp. Term Loan B1                                    $ 1,496,222         $ 1,496,222               0.61%
3.59%, due 7/15/08
Dean Foods Corp. Term Loan C                                     $   997,500         $   997,500               0.40%
3.34%, due 7/15/08
Dole Food Co., Inc. Term Loan D                                  $ 2,081,290         $ 2,112,510               0.86%
4.321575%, due 9/28/08
Land O'Lakes, Inc. Term Loan B                                   $   405,807         $   412,063               0.17%
4.73%, due 10/11/08
Michael Foods, Inc. Term Loan B                                  $ 2,686,500         $ 2,725,118               1.11%
3.958742%, due 11/21/10
Nellson Nutraceutical, Inc. 1st Lien Term Loan                   $   968,628         $   966,206               0.39%
4.59%, due 10/4/09

                                                              SHARES / PRINCIPAL
                                                                     AMOUNT          MARKET VALUE          % NET ASSETS
Pinnacle Foods Holding Corp. Delayed Draw                        $ 1,995,000         $ 2,019,938               0.81%
4.259273%, due 11/25/10
Reddy Ice Group, Inc. Term Loan                                  $ 1,994,975         $ 2,015,756               0.82%
3.98%, due 8/15/09
                                                                                     -----------               ----
TOTAL PACKAGED FOODS & MEATS                                                         $12,745,313               5.17%
                                                                                     -----------               ----
PAPER PACKAGING
Graphic Packaging International Corp. Term Loan B                $ 2,984,925         $ 3,028,454               1.23%
4.35%, due 3/8/10
                                                                                     -----------               ----
TOTAL PAPER PACKAGING                                                                $ 3,028,454               1.23%
                                                                                     -----------               ----
PAPER PRODUCTS
Appleton Papers, Inc. Term Loan                                  $ 3,000,000         $ 3,033,752               1.24%
3.725%, due 6/11/10
                                                                                     -----------               ----
TOTAL PAPER PRODUCTS                                                                 $ 3,033,752               1.24%
                                                                                     -----------               ----
PERSONAL PRODUCTS
Aearo Co. I Term Loan                                            $   997,500         $ 1,007,475               0.41%
4.687216%, due 4/7/11
                                                                                     -----------               ----
TOTAL PERSONAL PRODUCTS                                                              $ 1,007,475               0.41%
                                                                                     -----------               ----
PUBLISHING
Dex Media East LLC Term Loan B                                   $ 2,032,942         $ 2,063,860               0.85%
3.364139%, due 5/8/09
Dex Media West LLC Term Loan B                                   $ 1,972,336         $ 2,008,084               0.82%
3.698304%, due 3/9/10
Freedom Communications, Inc. Term Loan B                         $ 4,000,000         $ 4,058,752               1.64%
3.320615%, due 5/18/12
Morris Publishing Group LLC Term Loan A                          $ 3,000,000         $ 2,983,750               1.23%
3.101044%, due 9/30/10
Network Communications, Inc. Term Loan                           $ 2,000,000         $ 2,020,000               0.82%
5.43%, due 6/30/11
R.H. Donnelley, Inc. Term Loan A2                                $ 1,114,747         $ 1,125,894               0.45%
3.676512%, due 12/31/08
                                                                                     -----------               ----
TOTAL PUBLISHING                                                                     $14,310,340               5.81%
                                                                                     -----------               ----
REAL ESTATE MANAGEMENT & DEVELOPMENT
CB Richard Ellis Services, Inc. Term Loan                        $ 4,372,290         $ 4,232,371               1.79%
3.230561%, due 3/31/10
                                                                                     -----------               ----
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                           $ 4,412,371               1.79%
                                                                                     -----------               ----
SEMICONDUCTORS
ON Semiconductor Corp. Term Loan F                               $   500,000         $   503,542               0.20%
TBA %, due 8/4/07
                                                                                     -----------               ----
TOTAL SEMICONDUCTORS                                                                 $   503,542               0.20%
                                                                                     -----------               ----
SOFT DRINKS
Dr. Pepper/Seven Up Bottling Co. Term Loan B                     $ 1,907,808         $ 1,927,484               0.78%
3.654308%, due 12/19/10
                                                                                     -----------               ----
TOTAL SOFT DRINKS                                                                    $ 1,927,484               0.78%
                                                                                     -----------               ----

                                                              SHARES / PRINCIPAL
                                                                     AMOUNT          MARKET VALUE          % NET ASSETS
SPECIALTY CHEMICALS
Hercules, Inc. Term Loan B                                       $ 1,496,250         $ 1,503,731               0.61%
3.496714%, due 10/8/10
Huntsman International LLC Term Loan B                           $ 3,000,000         $ 3,042,750               1.23%
4.688%, due 12/31/10
Koch Cellulose LC Facility Deposit                               $   593,660         $   601,080               0.24%
3.108%, due 5/7/11
Koch Cellulose Term Loan                                         $ 2,400,324         $ 2,430,329               0.99%
3.83%, due 5/7/11
Kraton Polymers LLC Term Loan                                    $ 1,471,251         $ 1,492,706               0.61%
4.341426%, due 12/23/10
Nalco Chemical Co. Term Loan B                                   $ 1,880,825         $ 1,908,156               0.78%
4.126176%, due 11/4/10
Polymer Group, Inc. First Lien                                   $ 3,000,000         $ 3,020,001               1.22%
4.84%, due 4/27/10
                                                                                     -----------               ----
TOTAL SPECIALTY CHEMICALS                                                            $13,998,753               5.68%
                                                                                     -----------               ----
SPECIALTY STORES
Advanced Stores Co., Inc. Term Loan E                            $ 1,500,000         $ 1,517,813               0.62%
3.314205%, due 11/30/07
                                                                                     -----------               ----
TOTAL SPECIALTY STORES                                                               $ 1,517,813               0.62%
                                                                                     -----------               ----
TEXTILES
Spring Industries, Inc. Term Loan B                              $ 2,996,970         $ 3,027,563               1.23%
5.875%, due 9/5/08
St. John's Knits International, Inc. Term Loan B                 $ 1,952,644         $ 1,963,628               0.80%
5.438%, due 7/31/07
                                                                                     -----------               ----
TOTAL TEXTILES                                                                       $ 4,991,191               2.03%
                                                                                     -----------               ----
TRUCKING
Sirva Worldwide, Inc. Term Loan                                  $ 1,000,000         $ 1,006,250               0.41%
3.87%, due 12/1/10
                                                                                     -----------               ----
TOTAL TRUCKING                                                                       $ 1,006,250               0.41%
                                                                                     -----------               ----
WIRELESS TELECOMMUNICATION SERVICES
American Tower Escrow Corp. Term Loan B                          $ 2,000,000         $ 2,027,500               0.82%
3.70%, due 8/31/11
Centennial Cellular Operating Co. LLC Term Loan                  $ 2,997,500         $ 3,009,277               1.22%
3.933375%, due 2/9/11
Crown Castle Operating Co. Term Loan A                           $ 2,448,465         $ 2,451,525               0.99%
3.59%, due 9/15/07
Dobson Communications Corp. Term Loan                            $ 1,349,321         $ 1,350,797               0.55%
4.914529%, due 6/30/10

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE          % NET ASSETS
Nextel Finance Co. Term Loan E                                   $ 1,994,987         $  2,007,813              0.81%
3.813%, due 8/31/11
Nextel Partners Operating Corp. Term Loan C                      $ 3,000,000         $  3,045,750              1.23%
4.00%, due 5/31/11
Spectrasite Communications, Inc. Incremental Term Loan C         $ 2,000,000         $  2,026,428              0.82%
TBA %, due 12/31/07
Western Wireless Corp. Term Loan B                               $ 3,000,000         $  3,041,250              1.23%
4.443846%, due 5/28/11
                                                                                     ------------            ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                            $ 18,960,340              7.67%
                                                                                     ------------            ------
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                                $248,849,288            100.98%
                                                                                     ------------            ------
COMMERCIAL PAPER
Federal National Mortgage Association                            $14,350,000         $ 14,348,980              5.82%
1.28% due 8/2/04
                                                                                     ------------            ------
TOTAL UNASSIGNED                                                                     $ 14,348,980              5.82%
                                                                                     ------------            ------
TOTAL COMMERCIAL PAPER                                                               $ 14,348,980              5.82%
                                                                                     ------------            ------
TOTAL INVESTMENTS                                                                    $263,198,268 (d)        106.80%
                                                                                     ------------            ------
  (Total Cost $262,327,422) (c)
Liabilities in Excess of Cash and Other Assets                                      ($ 16,558,090)            -6.80%
                                                                                     ------------            ------
NET ASSETS                                                                           $246,640,178            100.00%
                                                                                     ============            ======

(a)   Restricted Security.

(b)   Floating Rate. Rate shown is the rate in effect July 31, 2004.

(c)   The cost for federal income tax purpose is $262,327,422.

(d) At July 31, 2004, net unrealized appreciation was $870,846 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,295,523 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $424,677.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and materials weaknesses.

ITEM 3. EXHIBITS.

A certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Eclipse Funds Inc.

By   /s/ Gary E. Wendlandt
    ------------------------------------
    Gary E. Wendlandt, President

Date  September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Gary E. Wendlandt
     -----------------------------------
     Gary E. Wendlandt, President

Date September 29, 2004

By  /s/ Patrick J. Farrell
    ------------------------------------
    Patrick J. Farrell, Treasurer, Chief Financial and Accounting Officer

Date September 29, 2004